UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Mutual Funds (62.9%)	Value
Equity Mutual Funds (61.8%)
810,218	Thrivent Real Estate Securities Portfolio	$11,072,117
3,498,692	Thrivent Partner Small Cap Growth Portfolio[a]	37,794,974
771,998	Thrivent Partner Small Cap Value Portfolio	12,093,886
1,708,411	Thrivent Small Cap Stock Portfolio[a]	17,454,319
4,612,319	Thrivent Mid Cap Growth Portfolio II	38,614,335
1,561,519	Thrivent Partner Mid Cap Value Portfolio	17,628,920
2,495,827	Thrivent Mid Cap Stock Portfolio	25,209,847
2,965,387	Thrivent Partner Worldwide Allocation Portfolio	22,146,697
6,481,456	Thrivent Partner International Stock Portfolio	57,778,939
3,749,095	Thrivent Large Cap Growth Portfolio II	21,648,774
2,683,031	Thrivent Large Cap Value Portfolio	24,520,752
3,441,288	Thrivent Large Cap Stock Portfolio	25,037,782
530,968	Thrivent Equity Income Plus Portfolio	4,261,708

	Total Equity Mutual Funds	315,263,050

Fixed Income Mutual Funds (1.1%)
1,223,905	Thrivent High Yield Portfolio	5,445,398

	Total Fixed Income Mutual Funds	5,445,398

	Total Mutual Funds (cost $404,245,720)	320,708,448

Shares	Common Stock (26.8%)	Value
Consumer Discretionary (2.9%)
6,700	Aeon Company, Ltd.	90,629
4,150	Amazon.com, Inc.[a]	897,355
1,000	Aryzta AG	43,422
4,863	Autoliv, Inc.	235,856
1,200	Bayerische Motoren Werke AG	56,290
1,200	Beiersdorf AG	64,212
21,300	Big Lots, Inc.[a]	741,879
11,385	Buffalo Wild Wings, Inc.[a]	680,823
5,260	CBS Corporation	107,199
4,600	Charter Communications, Inc.[a]	215,464
2,100	Daito Trust Construction Company, Ltd.	192,526
26,229	Discovery Communications, Inc.[a]	986,735
3,501	Dollar Tree, Inc.[a]	262,960
24,500	Fiat SPA	132,275
44,865	Foot Locker, Inc.	901,338
29,582	Ford Motor Company[a]	286,058
5,220	Harley-Davidson, Inc.	179,203
700	Kabel Deutschland Holding AGa	37,531
22,587	Las Vegas Sands Corporation[a]	865,986
3,000	Lawson, Inc.	169,815
11,000	Lifestyle International Holdings, Ltd.	27,907
12,610	Lowe’s Companies, Inc.	243,877
13,526	Macy’s, Inc.	356,004
9,400	Mediaset SPA	29,606
9,210	Omnicom Group, Inc.	339,296

Shares	Common Stock (26.8%)	Value
Consumer Discretionary (2.9%) - continued
5,500	OPAP SA	$55,474
2,282	Panera Bread Company[a]	237,191
90,268	Pier 1 Imports, Inc.[a]	882,821
1,800	Priceline.com, Inc.[a]	809,028
2,300	ProSiebenSat.1 Media AG	40,442
14,392	PVH Corporation	838,190
4,000	Sekisui Chemical Company, Ltd.	33,629
22,045	Signet Jewelers, Ltd.[a]	745,121
53,000	SJM Holdings, Ltd.	93,629
7,310	Time Warner Cable, Inc.	458,118
6,460	Viacom, Inc.	250,260
3,000	Vivendi SA	61,080
200	Volkswagen AG	24,642
7,900	Williams-Sonoma, Inc.	243,241
1,200	WMS Industries, Inc.[a]	21,108
19,200	Wynn Macau, Ltd.	45,404
35,800	Yum! Brands, Inc.	1,768,162

	Total Consumer Discretionary	14,751,786

Consumer Staples (2.3%)
11,750	Altria Group, Inc.	315,017
20,180	Anheuser-Busch InBev NV ADR	1,069,136
1,900	British American Tobacco plc	80,225
900	Casino Guichard Perrachon SA	70,251
24,083	Corn Products International, Inc.	945,017
22,935	CVS Caremark Corporation	770,157
6,950	Diageo plc ADR	527,713
13,412	Diamond Foods, Inc.	1,070,143
158,000	Golden Agri-Resources, Ltd.	73,111
800	Heineken Holding NV	30,874
1,400	Henkel AG & Company KGaA	74,442
17,966	Herbalife, Ltd.	962,978
2,500	Imperial Tobacco Group plc	84,365
2,500	Kao Corporation	69,636
19,220	Kraft Foods, Inc.	645,408
13,000	Marks and Spencer Group plc	63,301
800	Nestle SA	44,042
36,946	Philip Morris International, Inc.	2,304,691
5,483	TreeHouse Foods, Inc.[a]	339,069
54,200	Walgreen Company	1,782,638
6,780	Wal-Mart Stores, Inc.	351,882

	Total Consumer Staples	11,674,096

Energy (2.7%)
10,891	Alpha Natural Resources, Inc.[a]	192,662
6,950	Anadarko Petroleum Corporation	438,197
11,810	Apache Corporation	947,634
42,124	Arch Coal, Inc.	614,168
14,163	Baker Hughes, Inc.	653,764
7,800	Chevron Corporation	721,656
11,360	ConocoPhillips	719,315
36,557	ENSCO International plc ADR	1,477,999
14,700	Helix Energy Solutions Group, Inc.[a]	192,570
27	INPEX Holdings, Inc.	165,810
34,153	James River Coal Company[a]	217,555
73,100	Marathon Oil Corporation	1,577,498
4,664	National Oilwell Varco, Inc.	238,890
2,830	Occidental Petroleum Corporation	202,345
12,899	Oil States International, Inc.[a]	656,817
68,723	Patriot Coal Corporation[a]	581,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (26.8%)	Value
Energy (2.7%) - continued
23,354	Peabody Energy Corporation	$791,234
65,172	Petroleum Geo-Services ASA[a]	655,216
5,400	Royal Dutch Shell plc	168,012
1,129	Royal Dutch Shell plc, Class A	34,881
5,700	Southwestern Energy Company[a]	189,981
25,262	Swift Energy Company[a]	614,877
118,720	Weatherford International, Ltd.[a]	1,449,571
4,100	Whiting Petroleum Corporation[a]	143,828

	Total Energy	13,645,877

Financials (3.0%)
8,930	ACE, Ltd.	541,158
9,358	Affiliated Managers Group, Inc.[a]	730,392
8,250	Aon Corporation	346,335
4,300	Atlantia SPA	61,828
24,200	Banco de Valencia SAa	24,907
10,200	Bank Leumi Le-Israel	31,249
4,850	BlackRock, Inc.	717,849
12,900	CaixaBank	56,517
12,900	CaixaBank Rights, 0.062 EUR, expires 10/14/2011[a]	1,054
6,360	Capital One Financial Corporation	252,047
3,000	Cheung Kong Holdings, Ltd.	32,522
5,999	Citigroup, Inc.	153,694
14,524	Duke Realty Corporation	152,502
5,000	Endurance Specialty Holdings, Ltd.	170,750
12,690	Equity One, Inc.	201,263
1,100	Eurazeo	46,201
7,600	EXOR SPA	148,757
3,000	Experian plc	33,676
2,640	Goldman Sachs Group, Inc.	249,612
12,927	HCC Insurance Holdings, Inc.	349,675
16,848	Host Hotels & Resorts, Inc.	184,317
1,418	IntercontinentalExchange, Inc.[a]	167,693
67,853	J.P. Morgan Chase & Company	2,043,732
17,000	Kerry Properties, Ltd.	54,261
22,760	KKR & Company, LP	236,704
4,831	Lazard, Ltd.	101,934
4,400	M&T Bank Corporation	307,560
6,680	MetLife, Inc.	187,107
4,700	Mitsui & Company, Ltd.	68,081
3,900	Mizrahi Tefahot Bank, Ltd.	32,035
500	Muenchener Rueckversicherungs- Gesellschaft AG	62,099
9,600	NASDAQ OMX Group, Inc.[a]	222,144
5,200	Northern Trust Corporation	181,896
67,386	Ocwen Financial Corporation[a]	890,169
470,118	Popular, Inc.[a]	705,177
14,490	Principal Financial Group, Inc.	328,488
8,300	Resolution, Ltd.	31,802
8,000	State Street Corporation	257,280
4,900	Sumitomo Mitsui Financial Group, Inc.	138,060
6,260	SVB Financial Group[a]	231,620
300	Swiss Life Holding[a]	32,901
35,710	Texas Capital Bancshares, Inc.[a]	815,973
7,890	U.S. Bancorp	185,731
14,000	United Overseas Land, Ltd.	44,123
23,900	Unum Group	500,944
3,500	Vanguard REIT ETF	178,045
12,286	W.R. Berkley Corporation	364,771
57,980	Wells Fargo & Company	1,398,478

Shares	Common Stock (26.8%)	Value
Financials (3.0%) - continued
11,000	Wheelock and Company, Ltd.	$32,546
58,315	Zions Bancorporation	820,492

	Total Financials	15,108,151

Health Care (4.1%)
36,900	Abbott Laboratories	1,887,066
2,300	Alexion Pharmaceuticals, Inc.[a]	147,338
52,500	Align Technology, Inc.[a]	796,425
5,900	AstraZeneca plc	261,827
40,490	Baxter International, Inc.	2,273,109
5,488	C.R. Bard, Inc.	480,420
20,417	Covance, Inc.[a]	927,953
7,447	Coventry Health Care, Inc.[a]	214,548
9,870	Covidien plc	435,267
51,700	Eli Lilly and Company	1,911,349
39,894	Health Net, Inc.[a]	945,887
7,000	Johnson & Johnson	445,970
18,516	McKesson Corporation	1,346,113
55,100	Medtronic, Inc.	1,831,524
80,468	Mylan, Inc.[a]	1,367,956
600	Novartis AG	33,517
49,864	Pfizer, Inc.	881,595
38,662	PSS World Medical, Inc.[a]	761,255
200	Roche Holding AG	32,302
33,528	Thermo Fisher Scientific, Inc.[a]	1,697,858
8,000	Thoratec Corporation[a]	261,120
24,340	United Therapeutics Corporation[a]	912,507
9,493	UnitedHealth Group, Inc.	437,817
2,633	Varian Medical Systems, Inc.[a]	137,337
3,674	Vertex Pharmaceuticals, Inc.[a]	163,640
2,200	Waters Corporation[a]	166,078
8,170	Zimmer Holdings, Inc.[a]	437,095

	Total Health Care	21,194,873

Industrials (2.6%)
8	A P Moller - Maersk AS	46,993
5,000	Abertis Infraestructuras SA	76,896
18,850	Boeing Company	1,140,614
11,650	Caterpillar, Inc.	860,236
17,000	Cathay Pacific Airways, Ltd.	27,744
19	Central Japan Railway Company	165,809
5,692	Chicago Bridge and Iron Company	162,962
7,755	CSX Corporation	144,786
36,544	Deluxe Corporation	679,718
10,500	Deutsche Lufthansa AG	136,126
1,000	Eiffage SA	30,846
35,324	EMCOR Group, Inc.[a]	718,137
4,462	Expeditors International of Washington, Inc.	180,934
7,448	Fluor Corporation	346,704
900	Fraport AG	52,996
32,635	FTI Consulting, Inc.[a]	1,201,294
25,800	GATX Corporation	799,542
42,830	General Electric Company	652,729
13,460	Harsco Corporation	260,989
6,495	Honeywell International, Inc.	285,195
25,000	International Consolidated Airlines Group SAa	58,853
124,218	Manitowoc Company, Inc.	833,503
3,400	Manpower, Inc.	114,308
7,000	Orient Overseas International, Ltd.	27,966
11,225	Oshkosh Corporation[a]	176,682

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (26.8%)	Value
Industrials (2.6%) - continued
6,098	Parker Hannifin Corporation	$384,967
19,700	Qantas Airways, Ltd.[a]	26,407
6,300	Republic Services, Inc.	176,778
900	Safran SA	27,532
33,973	Shaw Group, Inc.[a]	738,573
10,995	SPX Corporation	498,183
14,772	Teledyne Technologies, Inc.[a]	721,760
17,890	Textron, Inc.	315,580
116,400	Thomas Cook Group plc	71,731
5,300	Tyco International, Ltd.	215,975
5,998	United Technologies Corporation	422,019
8,700	WESCO International, Inc.[a]	291,885

	Total Industrials	13,073,952

Information Technology (7.3%)
21,343	Akamai Technologies, Inc.[a]	424,299
21,500	Alcatel-Lucent[a]	62,340
4,100	Alliance Data Systems Corporation[a]	380,070
8,988	Apple, Inc.[a]	3,426,046
82,900	Atmel Corporation[a]	669,003
2,900	Baidu.com, Inc. ADR[a]	310,039
78,217	Broadcom Corporation[a]	2,603,844
204,231	Brocade Communications[a]	882,278
17,450	Cisco Systems, Inc.	270,300
10,309	Cognizant Technology Solutions Corporation[a]	646,374
133,500	Corning, Inc.	1,650,060
21,374	eBay, Inc.[a]	630,319
62,700	EMC Corporation[a]	1,316,073
9,569	F5 Networks, Inc.[a]	679,877
4,385	Google, Inc.[a]	2,255,556
2,963	International Business Machines Corporation	518,614
10,510	Juniper Networks, Inc.[a]	181,403
5,900	Lam Research Corporation[a]	224,082
5,867	MasterCard, Inc.	1,860,778
88,834	Microsoft Corporation	2,211,078
88,109	Monster Worldwide, Inc.[a]	632,623
11,800	Nokia Oyj	66,726
10	NTT Data Corporation	30,864
45,936	NVIDIA Corporation[a]	574,200
15,506	NXP Semiconductors NVa	218,945
131,040	Oracle Corporation	3,766,090
29,266	Plantronics, Inc.	832,618
31,701	Plexus Corporation[a]	717,077
26,500	QUALCOMM, Inc.	1,288,695
48,695	Quest Software, Inc.[a]	773,277
6,653	Red Hat, Inc.[a]	281,156
4,692	Salesforce.com, Inc.[a]	536,202
44,000	SuccessFactors, Inc.[a]	1,011,560
17,700	Telefonaktiebolaget LM Ericsson	169,954
96,956	Teradyne, Inc.[a]	1,067,485
20,750	Texas Instruments, Inc.	552,987
53,788	TIBCO Software, Inc.[a]	1,204,313
16,500	ValueClick, Inc.[a]	256,740
27,700	VeriFone Systems, Inc.[a]	970,054
7,684	VMware, Inc.[a]	617,640
19,586	Xilinx, Inc.	537,440

	Total Information Technology	37,309,079

Materials (0.9%)
4,288	Albemarle Corporation	173,235

Shares	Common Stock (26.8%)	Value
Materials (0.9%) - continued
800	Arkema	$46,328
1,700	Bayer AG	93,813
5,100	BHP Billiton plc	136,235
2,300	BHP Billiton, Ltd.	76,152
15,030	Dow Chemical Company	337,574
8,029	E.I. du Pont de Nemours and Company	320,919
78,096	Freeport-McMoRan Copper & Gold, Inc.	2,378,023
2,100	Henkel AG & Company KGaA	92,039
7,800	ITOCHU Corporation	74,535
12,000	Marubeni Corporation	67,008
1,006	Rio Tinto, Ltd.	58,924
3,834	Sigma-Aldrich Corporation	236,903
6,166	Silgan Holdings, Inc.	226,539
17,570	Steel Dynamics, Inc.	174,294
10,000	Tosoh Corporation	31,335
23,000	Ube Industries, Ltd.	76,435
900	Voestalpine AG	26,017
613	Yara International ASA	23,386

	Total Materials	4,649,694

Telecommunications Services (0.3%)
2,800	Deutsche Telekom AG	32,866
5,500	Hellenic Telecommunications Organization SA	23,380
11	KDDI Corporation	75,728
2,600	Koninklijke (Royal) KPN NV	34,245
19,941	NII Holdings, Inc.[a]	537,410
1,800	Nippon Telegraph & Telephone Corporation	86,235
39	NTT DoCoMo, Inc.	71,060
100	Swisscom AG	40,683
29,400	Telecom Corporation of New Zealand, Ltd.	58,439
24,400	Telstra Corporation, Ltd.	72,666
13,678	Verizon Communications, Inc.	503,350

	Total Telecommunications Services	1,536,062

Utilities (0.7%)
28,200	A2A SPA	35,080
11,800	CMS Energy Corporation	233,522
1,700	Enagas SA	31,244
12,900	Enel SPA	56,944
14,050	Exelon Corporation	598,671
3,900	Gas Natural SDG SA	66,320
7,900	National Grid plc	78,300
22,330	NiSource, Inc.	477,415
15,988	NV Energy, Inc.	235,184
52,000	PNM Resources, Inc.	854,360
700	Red Electrica Corporacion SA	31,899
23,478	Southwest Gas Corporation	849,199
33,700	SP AusNet	30,263
3,348	SSE plc	67,181
7,375	UGI Corporation	193,741

	Total Utilities	3,839,323

	Total Common Stock (cost $153,820,869)	136,782,893

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (7.4%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
$1,000,000	5.461%, 10/25/2036	$760,867
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	292,701

	Total Asset-Backed Securities	1,053,568

Basic Materials (0.1%)
	ArcelorMittal
100,000	7.000%, 10/15/2039	89,187
	Arch Coal, Inc.
140,000	7.000%, 6/15/2019[b]	133,000
	Dow Chemical Company
100,000	4.250%, 11/15/2020	100,537
	FMG Resources Property, Ltd.
130,000	7.000%, 11/1/2015[b]	120,900
	Georgia-Pacific, LLC
130,000	8.000%, 1/15/2024	152,618
	Novelis, Inc.
140,000	8.375%, 12/15/2017	138,600

	Total Basic Materials	734,842

Capital Goods (<0.1%)
	Case New Holland, Inc.
120,000	7.875%, 12/1/2017	127,800
	Danaher Corporation
40,000	0.603%, 6/21/2013[c]	40,078

	Total Capital Goods	167,878

Collateralized Mortgage Obligations (<0.1%)
	Sequoia Mortgage Trust
160,427	5.383%, 9/20/2046	52,743
	WaMu Mortgage Pass Through Certificates
109,019	5.837%, 9/25/2036	88,200
165,550	5.932%, 10/25/2036	143,561

	Total Collateralized Mortgage Obligations	284,504

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	199,224
	Government National Mortgage Association
199,281	2.164%, 3/16/2033	202,846
180,718	3.214%, 1/16/2040	189,193

	Total Commercial Mortgage-Backed Securities	591,263

Communications Services (0.2%)
	CBS Corporation
50,000	7.875%, 7/30/2030	63,122
50,000	5.900%, 10/15/2040	52,509
	CCO Holdings, LLC
130,000	7.000%, 1/15/2019	126,100
	Clear Channel Worldwide Holdings, Inc.
140,000	9.250%, 12/15/2017	143,150

Principal Amount	Long-Term Fixed Income (7.4%)	Value
Communications Services (0.2%) - continued
	Cox Communications, Inc.
$100,000	6.950%, 6/1/2038[b]	$121,758
	Dish DBS Corporation
115,000	6.750%, 6/1/2021[b]	109,825
	EH Holding Corporation
140,000	6.500%, 6/15/2019[b]	134,750
	Frontier Communications Corporation
140,000	8.250%, 4/15/2017	135,800
	Intelsat Luxembourg SA
70,000	11.500%, 2/4/2017[b]	60,200
	NII Capital Corporation
90,000	7.625%, 4/1/2021	89,325
	Virgin Media Finance plc
120,000	9.500%, 8/15/2016	129,600

	Total Communications Services	1,166,139

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019[b]	156,000
	Ford Motor Credit Company, LLC
140,000	5.750%, 2/1/2021	138,530
	Home Depot, Inc.
100,000	5.875%, 12/16/2036	116,419
	MGM Resorts International
110,000	11.125%, 11/15/2017	120,725
	Rite Aid Corporation
140,000	7.500%, 3/1/2017	133,700
	Starwood Hotels & Resorts Worldwide, Inc.
130,000	6.750%, 5/15/2018	139,425
	Toys R Us Property Company II, LLC
140,000	8.500%, 12/1/2017	136,500
	West Corporation
80,000	7.875%, 1/15/2019	75,200
	WMG Acquisition Corporation
140,000	11.500%, 10/1/2018[b]	128,800

	Total Consumer Cyclical	1,145,299

Consumer Non-Cyclical (0.3%)
	Altria Group, Inc.
100,000	9.950%, 11/10/2038	142,508
	Anheuser-Busch Companies, Inc.
50,000	6.450%, 9/1/2037	65,284
	Anheuser-Busch InBev Worldwide, Inc.
70,000	0.609%, 7/14/2014[c]	70,017
50,000	8.200%, 1/15/2039	75,493
	Community Health Systems, Inc.
140,000	8.875%, 7/15/2015	137,550
	HCA, Inc.
80,000	7.250%, 9/15/2020	80,800
120,000	7.500%, 2/15/2022	110,700
	JBS USA, LLC/JBS USA Finance, Inc.
120,000	11.625%, 5/1/2014	128,400
	Kraft Foods, Inc.
50,000	5.375%, 2/10/2020	56,586
50,000	7.000%, 8/11/2037	64,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (7.4%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Mylan, Inc.
$120,000	7.875%, 7/15/2020[b]	$125,400
	Reynolds Group Holdings, Ltd.
130,000	6.875%, 2/15/2021[b]	117,000
	Tenet Healthcare Corporation
80,000	8.875%, 7/1/2019	84,600
	UnitedHealth Group, Inc.
50,000	6.875%, 2/15/2038	65,420
50,000	5.700%, 10/15/2040	57,094

	Total Consumer Non-Cyclical	1,381,268

Energy (0.2%)
	Chesapeake Energy Corporation
100,000	9.500%, 2/15/2015	112,750
	Linn Energy, LLC
130,000	7.750%, 2/1/2021	130,000
	Newfield Exploration Company
80,000	5.750%, 1/30/2022	79,100
	Pioneer Natural Resources Company
50,000	7.500%, 1/15/2020	56,123
	Plains Exploration & Production Company
130,000	7.625%, 6/1/2018	133,250
	SandRidge Energy, Inc.
140,000	8.000%, 6/1/2018[b]	131,600
	Weatherford International, Ltd.
100,000	6.750%, 9/15/2040	106,648

	Total Energy	749,471

Financials (0.6%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[b]	216,725
	Ally Financial, Inc.
140,000	8.000%, 3/15/2020	129,587
	AXA SA
100,000	6.379%, 12/29/2049[b,d]	68,500
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[b]	227,238
	BBVA International Preferred SA Unipersonal
50,000	5.919%, 12/29/2049[d]	33,918
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[b]	213,529
	Cie de Financement Foncier
225,000	2.250%, 3/7/2014[b]	224,087
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[b]	221,557
	General Electric Capital Corporation
100,000	6.750%, 3/15/2032	114,157
	HCP, Inc.
100,000	6.750%, 2/1/2041	107,237
	Health Care REIT, Inc.
40,000	6.500%, 3/15/2041	37,946
	Icahn Enterprises, LP
70,000	8.000%, 1/15/2018	69,738
	International Bank for Reconstruction & Development
210,000	2.375%, 5/26/2015	221,462

Principal Amount	Long-Term Fixed Income (7.4%)	Value
Financials (0.6%) - continued
	International Lease Finance Corporation
$140,000	5.750%, 5/15/2016	$124,434
	MetLife Capital Trust IV
100,000	7.875%, 12/15/2037[b]	98,500
	Prudential Financial, Inc.
100,000	6.200%, 11/15/2040	102,729
	Reinsurance Group of America, Inc.
50,000	6.750%, 12/15/2065	43,625
	Royal Bank of Canada
160,000	3.125%, 4/14/2015[b]	169,754
	Toronto-Dominion Bank
205,000	2.200%, 7/29/2015[b]	211,384
	XL Group plc
100,000	6.250%, 5/15/2027	102,503
50,000	6.500%, 12/29/2049[d]	39,250

	Total Financials	2,777,860

Foreign Government (0.1%)
	Bank Nederlandse Gemeenten NV
300,000	4.375%, 2/16/2021[b]	337,937
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[b]	238,040
	Kreditanstalt fuer Wiederaufbau
55,000	0.240%, 6/17/2013[c]	54,971

	Total Foreign Government	630,948

Mortgage-Backed Securities (1.1%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,725,000	3.000%, 10/1/2026[e]	2,807,175
725,000	5.000%, 10/1/2041[e]	779,828
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,800,000	4.500%, 10/1/2041[e]	1,909,406

	Total Mortgage-Backed Securities	5,496,409

Technology (0.1%)
	Freescale Semiconductor, Inc.
130,000	9.250%, 4/15/2018[b]	133,575
	Seagate HDD Cayman
120,000	7.750%, 12/15/2018[b]	117,600

	Total Technology	251,175

Transportation (<0.1%)
	Hertz Corporation
140,000	6.750%, 4/15/2019	127,050

	Total Transportation	127,050

U.S. Government and Agencies (4.1%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2012[b]	84,864
85,000	Zero Coupon, 1/7/2014[b]	83,389
	Federal Agricultural Mortgage Corporation
210,000	2.125%, 9/15/2015	219,320
	Federal Home Loan Banks
1,300,000	5.000%, 11/17/2017	1,565,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (7.4%)	Value
U.S. Government and Agencies (4.1%) - continued
	Federal Home Loan Mortgage Corporation
$1,300,000	0.750%, 3/28/2013	$1,307,528
400,000	2.500%, 1/7/2014	418,375
580,000	4.875%, 6/13/2018	693,635
	Federal National Mortgage Association
715,000	1.250%, 2/27/2014	727,593
255,000	4.375%, 10/15/2015	289,224
860,000	1.250%, 9/28/2016	858,390
210,000	6.250%, 5/15/2029	297,776
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	211,344
	U.S. Treasury Bonds
300,000	4.375%, 5/15/2041	387,564
	U.S. Treasury Bonds, TIPS
57,487	2.125%, 2/15/2040	72,942
	U.S. Treasury Notes
1,975,000	0.750%, 6/15/2014	1,994,134
2,150,000	2.500%, 4/30/2015	2,296,301
465,000	2.000%, 1/31/2016	488,904
625,000	2.625%, 2/29/2016	674,072
1,500,000	3.250%, 3/31/2017	1,673,437
2,715,000	3.125%, 5/15/2021	3,013,433
420,000	7.625%, 2/15/2025	676,463
550,000	4.375%, 5/15/2040	707,954
	U.S. Treasury Notes, TIPS
267,183	3.375%, 1/15/2012	269,416
360,685	2.000%, 1/15/2014	382,889
260,291	1.625%, 1/15/2015	280,097
307,529	0.500%, 4/15/2015	319,998
240,512	2.500%, 7/15/2016	276,420
327,009	2.625%, 7/15/2017	385,334
258,185	1.125%, 1/15/2021	281,805
65,918	2.375%, 1/15/2025	81,424

	Total U.S. Government and Agencies	21,019,274

Utilities (0.1%)
	AES Corporation
120,000	7.375%, 7/1/2021[b]	113,400
	Dominion Resources, Inc.
50,000	2.669%, 9/30/2066[c]	44,500
	Energy Transfer Partners, LP
28,000	6.625%, 10/15/2036	28,780
50,000	7.500%, 7/1/2038	54,278
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
140,000	6.500%, 8/15/2021	143,500
	Southern Union Company
100,000	7.200%, 11/1/2066	84,500

	Total Utilities	468,958

	Total Long-Term Fixed Income (cost $36,540,014)	38,045,906

Principal Amount	Short-Term Investments (3.6%)[f]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
6,000,000	0.020%, 11/28/2011[g]	$5,999,807
	Federal National Mortgage Association Discount Notes
4,000,000	0.020%, 12/28/2011[g]	3,999,804
800,000	0.102%, 2/22/2012[g,h]	799,679
	U.S. Treasury Bills
7,500,000	0.045%, 2/9/2012[h]	7,498,779

	Total Short-Term Investments (at amortized cost)	18,298,069

	Total Investments (cost $612,904,672) 100.7%	$513,835,316

	Other Assets and Liabilities, Net (0.7%)	(3,546,725)

	Total Net Assets 100.0%	$510,288,591

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $4,099,312 or 0.8% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At September 30, 2011, $8,298,458 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$12,970,976
Gross unrealized depreciation	(112,040,332)

Net unrealized appreciation (depreciation)	$(99,069,356)

Cost for federal income tax purposes	$612,904,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	315,263,050	315,263,050	–	–
Fixed Income Mutual Funds	5,445,398	5,445,398	–	–
Common Stock
Consumer Discretionary	14,751,786	13,553,273	1,198,513	–
Consumer Staples	11,674,096	11,083,849	590,247	–
Energy	13,645,877	12,621,958	1,023,919	–
Financials	15,108,151	14,175,532	932,619	–
Health Care	21,194,873	20,867,227	327,646	–
Industrials	13,073,952	12,324,053	749,899	–
Information Technology	37,309,079	36,979,195	329,884	–
Materials	4,649,694	3,847,487	802,207	–
Telecommunications Services	1,536,062	1,040,760	495,302	–
Utilities	3,839,323	3,442,092	397,231	–
Long-Term Fixed Income
Asset-Backed Securities	1,053,568	–	1,053,568	–
Basic Materials	734,842	–	734,842	–
Capital Goods	167,878	–	167,878	–
Collateralized Mortgage Obligations	284,504	–	284,504	–
Commercial Mortgage-Backed Securities	591,263	–	591,263	–
Communications Services	1,166,139	–	1,166,139	–
Consumer Cyclical	1,145,299	–	1,145,299	–
Consumer Non-Cyclical	1,381,268	–	1,381,268	–
Energy	749,471	–	749,471	–
Financials	2,777,860	–	2,777,860	–
Foreign Government	630,948	–	630,948	–
Mortgage-Backed Securities	5,496,409	–	5,496,409	–
Technology	251,175	–	251,175	–
Transportation	127,050	–	127,050	–
U.S. Government and Agencies	21,019,274	–	21,019,274	–
Utilities	468,958	–	468,958	–
Short-Term Investments	18,298,069	–	18,298,069	–

Total	$513,835,316	$450,643,874	$63,191,442	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,853,554	9,853,554	–	–

Total Asset Derivatives	$9,853,554	$9,853,554	$–	$–

Liability Derivatives
Futures Contracts	7,497,587	7,497,587	–	–
Foreign Currency Forward Contracts	2	–	2	–

Total Liability Derivatives	$7,497,589	$7,497,587	$2	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	December 2011	($3,306,517)	($3,303,047)	$3,470
5-Yr. U.S. Treasury Bond Futures	(45)	December 2011	(5,506,386)	(5,511,797)	(5,411)
10-Yr. U.S. Treasury Bond Futures	(20)	December 2011	(2,593,064)	(2,601,875)	(8,811)
Russell 2000 Index Mini-Futures	(783)	December 2011	(55,168,379)	(50,229,450)	4,938,929
S&P 400 Index Mini-Futures	(698)	December 2011	(59,278,375)	(54,367,220)	4,911,155
S&P 500 Index Futures	445	December 2011	132,750,865	125,267,500	(7,483,365)
Total Futures Contracts					$2,355,967

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
British Pound	SSB	714	10/3/2011	$1,111	$1,113	($2)
Euro	SSB	52	10/3/2011	70	70	–
Hong Kong Dollar	SSB	440	10/3/2011	57	57	–
Total Sales				$1,238	$1,240	($2)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($2)

Counterparty

SSB  -  State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Real Estate Securities	$11,741,196	$–	$–	810,218	$11,072,117	$–
Partner Small Cap Growth	45,198,556	–	–	3,498,692	37,794,974	–
Partner Small Cap Value	14,685,240	31,505	–	771,998	12,093,886	31,505
Small Cap Stock	24,387,985	–	3,000,000	1,708,411	17,454,319	–
Mid Cap Growth II	44,227,632	1,649,320	–	4,612,319	38,614,335	45,644
Partner Mid Cap Value	20,855,810	45,216	–	1,561,519	17,628,920	45,216
Mid Cap Stock	33,298,998	13,942	3,000,000	2,495,827	25,209,847	13,942
Partner Worldwide Allocation	24,071,806	2,013,667	–	2,965,387	22,146,697	13,667
Partner International Stock	76,818,979	25,405	8,000,000	6,481,456	57,778,939	25,405
Large Cap Growth II	25,486,458	516,745	–	3,749,095	21,648,774	36,418
Large Cap Value	28,774,412	6,474	–	2,683,031	24,520,752	6,474
Large Cap Stock	29,249,553	3,457	–	3,441,288	25,037,782	3,457
Equity Income Plus	4,796,661	13,438	–	530,968	4,261,708	13,438
High Yield	6,259,496	823,119	1,202,675	1,223,905	5,445,398	346,824
Total Value and Income Earned	389,852,782				320,708,448	581,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Mutual Funds (69.5%)	Value
Equity Mutual Funds (53.1%)
5,203,119	Thrivent Real Estate Securities Portfolio	$71,103,749
5,056,075	Thrivent Partner Small Cap Growth Portfolio[a]	54,618,752
3,436,858	Thrivent Partner Small Cap Value Portfolio	53,840,781
4,528,335	Thrivent Small Cap Stock Portfolio[a]	46,264,640
6,981,770	Thrivent Mid Cap Growth Portfolio II	58,451,379
6,158,169	Thrivent Partner Mid Cap Value Portfolio	69,523,267
14,071,209	Thrivent Mid Cap Stock Portfolio	142,130,468
17,687,948	Thrivent Partner Worldwide Allocation Portfolio	132,100,668
19,477,076	Thrivent Partner International Stock Portfolio	173,628,394
22,830,675	Thrivent Large Cap Growth Portfolio II	131,833,452
18,430,656	Thrivent Large Cap Value Portfolio	168,441,454
21,658,100	Thrivent Large Cap Stock Portfolio	157,577,837
2,223,952	Thrivent Equity Income Plus Portfolio	17,850,104

	Total Equity Mutual Funds	1,277,364,945

Fixed Income Mutual Funds (16.4%)
22,419,899	Thrivent High Yield Portfolio	99,750,612
19,262,085	Thrivent Income Portfolio	191,790,659
10,591,893	Thrivent Limited Maturity Bond Portfolio	103,004,044

	Total Fixed Income Mutual Funds	394,545,315

	Total Mutual Funds (cost $1,996,940,856)	1,671,910,260

Shares	Common Stock (14.3%)	Value
Consumer Discretionary (1.5%)
17,700	Aeon Company, Ltd.	239,422
8,850	Amazon.com, Inc.[a]	1,913,635
2,600	Aryzta AG	112,898
14,034	Autoliv, Inc.	680,649
3,300	Bayerische Motoren Werke AG	154,797
3,200	Beiersdorf AG	171,232
42,700	Big Lots, Inc.[a]	1,487,241
22,670	Buffalo Wild Wings, Inc.[a]	1,355,666
12,260	CBS Corporation	249,859
13,300	Charter Communications, Inc.[a]	622,972
5,500	Daito Trust Construction Company, Ltd.	504,235
55,363	Discovery Communications, Inc.[a]	2,082,756
10,455	Dollar Tree, Inc.[a]	785,275
64,600	Fiat SPA	348,774
89,688	Foot Locker, Inc.	1,801,832
62,492	Ford Motor Company[a]	604,298
12,160	Harley-Davidson, Inc.	417,453
2,000	Jardine Cycle & Carriage, Ltd.	63,552
1,900	Kabel Deutschland Holding AGa	101,869
47,696	Las Vegas Sands Corporation[a]	1,828,665
7,900	Lawson, Inc.	447,181
29,500	Lifestyle International Holdings, Ltd.	74,841

Shares	Common Stock (14.3%)	Value
Consumer Discretionary (1.5%) - continued
29,440	Lowe’s Companies, Inc.	$569,369
31,462	Macy’s, Inc.	828,080
24,800	Mediaset SPA	78,108
24,980	Omnicom Group, Inc.	920,263
14,600	OPAP SA	147,258
6,618	Panera Bread Company[a]	687,875
180,388	Pier 1 Imports, Inc.[a]	1,764,195
3,800	Priceline.com, Inc.[a]	1,707,948
6,200	ProSiebenSat.1 Media AG	109,018
30,432	PVH Corporation	1,772,360
11,000	Sekisui Chemical Company, Ltd.	92,481
44,075	Signet Jewelers, Ltd.[a]	1,489,735
140,000	SJM Holdings, Ltd.	247,322
17,040	Time Warner Cable, Inc.	1,067,897
15,090	Viacom, Inc.	584,586
8,000	Vivendi SA	162,881
600	Volkswagen AG	73,926
22,700	Williams-Sonoma, Inc.	698,933
3,400	WMS Industries, Inc.[a]	59,806
50,400	Wynn Macau, Ltd.	119,186
132,400	Yum! Brands, Inc.	6,539,236

	Total Consumer Discretionary	35,769,565

Consumer Staples (1.3%)
27,420	Altria Group, Inc.	735,130
42,660	Anheuser-Busch InBev NV ADR	2,260,127
5,100	British American Tobacco plc	215,340
2,100	Casino Guichard Perrachon SA	163,918
52,551	Corn Products International, Inc.	2,062,101
48,345	CVS Caremark Corporation	1,623,425
16,200	Diageo plc ADR	1,230,066
26,902	Diamond Foods, Inc.	2,146,511
416,000	Golden Agri-Resources, Ltd.	192,494
2,200	Heineken Holding NV	84,904
3,700	Henkel AG & Company KGaA	196,739
35,976	Herbalife, Ltd.	1,928,314
6,700	Imperial Tobacco Group plc	226,098
6,700	Kao Corporation	186,624
44,780	Kraft Foods, Inc.	1,503,712
34,400	Marks and Spencer Group plc	167,505
2,000	Nestle SA	110,105
123,825	Philip Morris International, Inc.	7,724,204
16,455	TreeHouse Foods, Inc.[a]	1,017,577
200,400	Walgreen Company	6,591,156
15,880	Wal-Mart Stores, Inc.	824,172

	Total Consumer Staples	31,190,222

Energy (1.4%)
32,843	Alpha Natural Resources, Inc.[a]	580,993
16,190	Anadarko Petroleum Corporation	1,020,780
24,993	Apache Corporation	2,005,438
84,273	Arch Coal, Inc.	1,228,700
30,858	Baker Hughes, Inc.	1,424,405
18,180	Chevron Corporation	1,682,014
26,510	ConocoPhillips	1,678,613
83,358	ENSCO International plc ADR	3,370,164
42,400	Helix Energy Solutions Group, Inc.[a]	555,440
72	INPEX Holdings, Inc.	442,159
68,230	James River Coal Company[a]	434,625
270,300	Marathon Oil Corporation	5,833,074
13,338	National Oilwell Varco, Inc.	683,172

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (14.3%)	Value
Energy (1.4%) - continued
6,620	Occidental Petroleum Corporation	$473,330
25,750	Oil States International, Inc.[a]	1,311,190
137,260	Patriot Coal Corporation[a]	1,161,220
49,230	Peabody Energy Corporation	1,667,912
130,232	Petroleum Geo-Services ASA[a]	1,309,306
14,100	Royal Dutch Shell plc	438,699
2,879	Royal Dutch Shell plc, Class A	88,948
16,600	Southwestern Energy Company[a]	553,278
50,433	Swift Energy Company[a]	1,227,539
266,490	Weatherford International, Ltd.[a]	3,253,843
13,300	Whiting Petroleum Corporation[a]	466,564

	Total Energy	32,891,406

Financials (1.5%)
20,830	ACE, Ltd.	1,262,298
18,754	Affiliated Managers Group, Inc.[a]	1,463,750
19,240	Aon Corporation	807,695
11,400	Atlantia SPA	163,916
63,800	Banco de Valencia SAa	65,663
26,900	Bank Leumi Le-Israel	82,410
10,200	BlackRock, Inc.	1,509,702
34,100	CaixaBank	149,398
34,100	CaixaBank Rights, 0.062 EUR, expires 10/14/2011[a]	2,787
14,850	Capital One Financial Corporation	588,506
7,000	Cheung Kong Holdings, Ltd.	75,884
13,963	Citigroup, Inc.	357,732
41,531	Duke Realty Corporation	436,076
15,500	Endurance Specialty Holdings, Ltd.	529,325
35,806	Equity One, Inc.	567,883
2,700	Eurazeo	113,402
20,000	EXOR SPA	391,466
7,800	Experian plc	87,556
6,130	Goldman Sachs Group, Inc.	579,592
36,872	HCC Insurance Holdings, Inc.	997,388
48,295	Host Hotels & Resorts, Inc.	528,347
4,580	IntercontinentalExchange, Inc.[a]	541,631
149,246	J.P. Morgan Chase & Company	4,495,290
45,500	Kerry Properties, Ltd.	145,229
53,080	KKR & Company, LP	552,032
14,650	Lazard, Ltd.	309,115
12,900	M&T Bank Corporation	901,710
15,540	MetLife, Inc.	435,275
12,500	Mitsui & Company, Ltd.	181,066
10,400	Mizrahi Tefahot Bank, Ltd.	85,428
1,500	Muenchener Rueckversicherungs- Gesellschaft AG	186,297
27,900	NASDAQ OMX Group, Inc.[a]	645,606
15,300	Northern Trust Corporation	535,194
134,705	Ocwen Financial Corporation[a]	1,779,453
939,366	Popular, Inc.[a]	1,409,049
33,772	Principal Financial Group, Inc.	765,611
21,900	Resolution, Ltd.	83,912
18,650	State Street Corporation	599,784
13,100	Sumitomo Mitsui Financial Group, Inc.	369,100
14,590	SVB Financial Group[a]	539,830
700	Swiss Life Holding[a]	76,768
71,496	Texas Capital Bancshares, Inc.[a]	1,633,684
18,400	U.S. Bancorp	433,136
36,000	United Overseas Land, Ltd.	113,458

Shares	Common Stock (14.3%)	Value
Financials (1.5%) - continued
56,000	Unum Group	$1,173,760
8,170	Vanguard REIT ETF	415,608
35,296	W.R. Berkley Corporation	1,047,938
127,940	Wells Fargo & Company	3,085,913
28,000	Wheelock and Company, Ltd.	82,844
127,431	Zions Bancorporation	1,792,954

	Total Financials	35,177,451

Health Care (2.4%)
136,500	Abbott Laboratories	6,980,610
6,700	Alexion Pharmaceuticals, Inc.[a]	429,202
105,000	Align Technology, Inc.[a]	1,592,850
15,400	AstraZeneca plc	683,414
142,080	Baxter International, Inc.	7,976,371
14,657	C.R. Bard, Inc.	1,283,074
43,930	Covance, Inc.[a]	1,996,619
21,798	Coventry Health Care, Inc.[a]	628,000
23,020	Covidien plc	1,015,182
191,200	Eli Lilly and Company	7,068,664
86,341	Health Net, Inc.[a]	2,047,145
16,320	Johnson & Johnson	1,039,747
39,047	McKesson Corporation	2,838,717
203,700	Medtronic, Inc.	6,770,988
169,854	Mylan, Inc.[a]	2,887,518
1,600	Novartis AG	89,379
116,267	Pfizer, Inc.	2,055,601
77,238	PSS World Medical, Inc.[a]	1,520,816
700	Roche Holding AG	113,058
70,659	Thermo Fisher Scientific, Inc.[a]	3,578,172
22,900	Thoratec Corporation[a]	747,456
51,867	United Therapeutics Corporation[a]	1,944,494
22,126	UnitedHealth Group, Inc.	1,020,451
8,054	Varian Medical Systems, Inc.[a]	420,097
10,730	Vertex Pharmaceuticals, Inc.[a]	477,914
7,000	Waters Corporation[a]	528,430
20,913	Zimmer Holdings, Inc.[a]	1,118,845

	Total Health Care	58,852,814

Industrials (1.2%)
23	A P Moller - Maersk AS	135,106
13,300	Abertis Infraestructuras SA	204,543
39,750	Boeing Company	2,405,272
24,500	Caterpillar, Inc.	1,809,080
45,000	Cathay Pacific Airways, Ltd.	73,441
51	Central Japan Railway Company	445,067
16,285	Chicago Bridge and Iron Company	466,239
22,584	CSX Corporation	421,643
73,094	Deluxe Corporation	1,359,548
27,700	Deutsche Lufthansa AG	359,113
2,600	Eiffage SA	80,199
70,614	EMCOR Group, Inc.[a]	1,435,583
13,037	Expeditors International of Washington, Inc.	528,650
15,685	Fluor Corporation	730,137
2,500	Fraport AG	147,210
70,191	FTI Consulting, Inc.[a]	2,583,731
51,500	GATX Corporation	1,595,985
99,880	General Electric Company	1,522,171
31,430	Harsco Corporation	609,428
15,122	Honeywell International, Inc.	664,007
65,900	International Consolidated Airlines Group SAa	155,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (14.3%)	Value
Industrials (1.2%) - continued
269,904	Manitowoc Company, Inc.	$1,811,056
10,300	Manpower, Inc.	346,286
18,500	Orient Overseas International, Ltd.	73,910
32,166	Oshkosh Corporation[a]	506,293
15,897	Parker Hannifin Corporation	1,003,578
52,000	Qantas Airways, Ltd.[a]	69,702
18,500	Republic Services, Inc.	519,110
2,300	Safran SA	70,360
67,943	Shaw Group, Inc.[a]	1,477,081
28,167	SPX Corporation	1,276,247
29,574	Teledyne Technologies, Inc.[a]	1,444,986
41,710	Textron, Inc.	735,764
307,000	Thomas Cook Group plc	189,188
15,600	Tyco International, Ltd.	635,700
13,967	United Technologies Corporation	982,718
20,380	WESCO International, Inc.[a]	683,749

	Total Industrials	29,557,016

Information Technology (4.0%)
45,187	Akamai Technologies, Inc.[a]	898,318
56,600	Alcatel-Lucent[a]	164,113
12,200	Alliance Data Systems Corporation[a]	1,130,940
18,905	Apple, Inc.[a]	7,206,208
165,600	Atmel Corporation[a]	1,336,392
6,100	Baidu.com, Inc. ADR[a]	652,151
251,732	Broadcom Corporation[a]	8,380,158
408,094	Brocade Communications[a]	1,762,966
40,700	Cisco Systems, Inc.	630,443
21,835	Cognizant Technology Solutions Corporation[a]	1,369,054
493,600	Corning, Inc.	6,100,896
51,298	eBay, Inc.[a]	1,512,778
132,300	EMC Corporation[a]	2,776,977
20,164	F5 Networks, Inc.[a]	1,432,652
9,308	Google, Inc.[a]	4,787,849
6,911	International Business Machines Corporation	1,209,632
30,127	Juniper Networks, Inc.[a]	519,992
17,500	Lam Research Corporation[a]	664,650
21,779	MasterCard, Inc.	6,907,428
306,839	Microsoft Corporation	7,637,223
176,152	Monster Worldwide, Inc.[a]	1,264,771
31,100	Nokia Oyj	175,862
28	NTT Data Corporation	86,421
108,913	NVIDIA Corporation[a]	1,361,413
32,796	NXP Semiconductors NVa	463,080
388,410	Oracle Corporation	11,162,903
58,504	Plantronics, Inc.	1,664,439
63,441	Plexus Corporation[a]	1,435,035
55,900	QUALCOMM, Inc.	2,718,417
97,354	Quest Software, Inc.[a]	1,545,982
14,038	Red Hat, Inc.[a]	593,246
9,933	Salesforce.com, Inc.[a]	1,135,143
93,700	SuccessFactors, Inc.[a]	2,154,163
46,600	Telefonaktiebolaget LM Ericsson	447,450
220,308	Teradyne, Inc.[a]	2,425,591
48,370	Texas Instruments, Inc.	1,289,060
120,153	TIBCO Software, Inc.[a]	2,690,226
46,800	ValueClick, Inc.[a]	728,208
61,700	VeriFone Systems, Inc.[a]	2,160,734
16,218	VMware, Inc.[a]	1,303,603

Shares	Common Stock (14.3%)	Value
Information Technology (4.0%) - continued
50,644	Xilinx, Inc.	$1,389,671

	Total Information Technology	95,276,238

Materials (0.5%)
13,333	Albemarle Corporation	538,653
2,300	Arkema	133,192
4,400	Bayer AG	242,811
13,200	BHP Billiton plc	352,609
6,100	BHP Billiton, Ltd.	201,969
35,030	Dow Chemical Company	786,774
18,724	E.I. du Pont de Nemours and Company	748,398
231,556	Freeport-McMoRan Copper & Gold, Inc.	7,050,880
5,500	Henkel AG & Company KGaA	241,053
20,700	ITOCHU Corporation	197,806
33,000	Marubeni Corporation	184,271
2,518	Rio Tinto, Ltd.	147,485
8,826	Sigma-Aldrich Corporation	545,359
17,710	Silgan Holdings, Inc.	650,665
50,420	Steel Dynamics, Inc.	500,166
26,000	Tosoh Corporation	81,472
61,000	Ube Industries, Ltd.	202,718
2,400	Voestalpine AG	69,378
1,617	Yara International ASA	61,690

	Total Materials	12,937,349

Telecommunications Services (0.1%)
7,400	Deutsche Telekom AG	86,861
14,500	Hellenic Telecommunications Organization SA	61,637
29	KDDI Corporation	199,646
6,900	Koninklijke (Royal) KPN NV	90,881
42,154	NII Holdings, Inc.[a]	1,136,050
4,800	Nippon Telegraph & Telephone Corporation	229,959
102	NTT DoCoMo, Inc.	185,849
200	Swisscom AG	81,366
77,800	Telecom Corporation of New Zealand, Ltd.	154,645
64,400	Telstra Corporation, Ltd.	191,792
31,879	Verizon Communications, Inc.	1,173,147

	Total Telecommunications Services	3,591,833

Utilities (0.4%)
74,300	A2A SPA	92,427
33,500	CMS Energy Corporation	662,965
4,500	Enagas SA	82,703
34,100	Enel SPA	150,526
32,750	Exelon Corporation	1,395,477
10,300	Gas Natural SDG SA	175,154
20,700	National Grid plc	205,167
52,060	NiSource, Inc.	1,113,043
45,369	NV Energy, Inc.	667,378
104,000	PNM Resources, Inc.	1,708,720
1,900	Red Electrica Corporacion SA	86,582
46,818	Southwest Gas Corporation	1,693,407
89,000	SP AusNet	79,922
8,894	SSE plc	178,468

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (14.3%)	Value
Utilities (0.4%) - continued
21,734	UGI Corporation	$570,952

	Total Utilities	8,862,891

	Total Common Stock (cost $385,055,353)	344,106,785

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Asset-Backed Securities (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
1,789,315	0.385%, 8/25/2036[b]	1,353,286
	GSAMP Trust
1,482,035	0.415%, 2/25/2036[b]	1,169,394
	J.P. Morgan Mortgage Acquisition Corporation
3,800,000	5.461%, 10/25/2036	2,891,295
	Morgan Stanley Capital, Inc.
1,547,671	0.385%, 2/25/2037[b]	927,861
	Renaissance Home Equity Loan Trust
1,804,361	5.746%, 5/25/2036	1,049,570
2,800,000	6.011%, 5/25/2036	1,260,865
1,329,977	5.580%, 11/25/2036	795,471

	Total Asset-Backed Securities	9,447,742

Basic Materials (0.2%)
	ArcelorMittal
1,350,000	7.000%, 10/15/2039	1,204,027
	Arch Coal, Inc.
540,000	7.000%, 6/15/2019[c]	513,000
	Dow Chemical Company
1,350,000	4.250%, 11/15/2020	1,357,252
	FMG Resources Property, Ltd.
540,000	7.000%, 11/1/2015[c]	502,200
	Georgia-Pacific, LLC
490,000	8.000%, 1/15/2024	575,252
	Novelis, Inc.
540,000	8.375%, 12/15/2017	534,600

	Total Basic Materials	4,686,331

Capital Goods (<0.1%)
	Case New Holland, Inc.
550,000	7.875%, 12/1/2017	585,750
	Danaher Corporation
540,000	0.603%, 6/21/2013[b]	541,053

	Total Capital Goods	1,126,803

Collateralized Mortgage Obligations (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
744,924	5.500%, 11/25/2035	637,600
	CitiMortgage Alternative Loan Trust
2,580,653	5.750%, 4/25/2037	1,794,720
	Countrywide Alternative Loan Trust
508,264	6.000%, 1/25/2037	347,957
2,355,349	5.500%, 5/25/2037	1,701,169
2,044,181	7.000%, 10/25/2037	1,421,462
	Countrywide Home Loans, Inc.
1,497,285	5.750%, 4/25/2037	1,280,014

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	Deutsche Alt-A Securities, Inc.
$488,923	5.500%, 10/25/2021	$445,372
945,274	6.000%, 10/25/2021	787,706
	HomeBanc Mortgage Trust
3,099,415	2.203%, 4/25/2037	1,759,216
	J.P. Morgan Mortgage Trust
230,316	2.814%, 10/25/2036	179,682
	MASTR Alternative Loans Trust
571,096	6.500%, 7/25/2034	603,639
	Merrill Lynch Alternative Note Asset Trust
589,887	6.000%, 3/25/2037	458,172
	Sequoia Mortgage Trust
855,608	5.383%, 9/20/2046	281,295
	WaMu Mortgage Pass Through Certificates
396,432	5.837%, 9/25/2036	320,725
811,198	5.932%, 10/25/2036	703,449
3,377,854	5.181%, 11/25/2036	2,660,476

	Total Collateralized Mortgage Obligations	15,382,654

Commercial Mortgage-Backed Securities (1.0%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.821%, 4/10/2049	2,992,836
3,675,000	5.801%, 6/10/2049	3,864,725
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,764,033
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,020,124
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	2,965,581
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	2,669,605
	Government National Mortgage Association
452,027	2.164%, 3/16/2033	460,115
409,921	3.214%, 1/16/2040	429,144
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,410,110
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.932%, 2/12/2049	1,135,896
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	778,992
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	1,866,843

	Total Commercial Mortgage- Backed Securities	24,358,004

Communications Services (0.3%)
	CBS Corporation
675,000	7.875%, 7/30/2030	852,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Communications Services (0.3%) - continued
$675,000	5.900%, 10/15/2040	$708,865
	CCO Holdings, LLC
530,000	7.000%, 1/15/2019	514,100
	Clear Channel Worldwide Holdings, Inc.
540,000	9.250%, 12/15/2017	552,150
	Cox Communications, Inc.
1,350,000	6.950%, 6/1/2038[c]	1,643,730
	Dish DBS Corporation
560,000	6.750%, 6/1/2021[c]	534,800
	EH Holding Corporation
540,000	6.500%, 6/15/2019[c]	519,750
	Frontier Communications Corporation
540,000	8.250%, 4/15/2017	523,800
	Intelsat Luxembourg SA
605,000	11.500%, 2/4/2017[c]	520,300
	NII Capital Corporation
580,000	7.625%, 4/1/2021	575,650
	Virgin Media Finance plc
480,000	9.500%, 8/15/2016	518,400

	Total Communications Services	7,463,698

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
530,000	8.000%, 6/15/2019[c]	413,400
	Ford Motor Credit Company, LLC
540,000	5.750%, 2/1/2021	534,330
	Home Depot, Inc.
1,350,000	5.875%, 12/16/2036	1,571,659
	MGM Resorts International
450,000	11.125%, 11/15/2017	493,875
	Rite Aid Corporation
540,000	7.500%, 3/1/2017	515,700
	Starwood Hotels & Resorts Worldwide, Inc.
540,000	6.750%, 5/15/2018	579,150
	Toys R Us Property Company II, LLC
540,000	8.500%, 12/1/2017	526,500
	West Corporation
300,000	7.875%, 1/15/2019	282,000
	WMG Acquisition Corporation
540,000	11.500%, 10/1/2018[c]	496,800

	Total Consumer Cyclical	5,413,414

Consumer Non-Cyclical (0.5%)
	Altria Group, Inc.
1,350,000	9.950%, 11/10/2038	1,923,862
	Anheuser-Busch Companies, Inc.
675,000	6.450%, 9/1/2037	881,326
	Anheuser-Busch InBev Worldwide, Inc.
945,000	0.609%, 7/14/2014[b]	945,230
675,000	8.200%, 1/15/2039	1,019,155
	Community Health Systems, Inc.
540,000	8.875%, 7/15/2015	530,550
	HCA, Inc.
300,000	7.250%, 9/15/2020	303,000
550,000	7.500%, 2/15/2022	507,375

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Consumer Non-Cyclical (0.5%) - continued
	JBS USA, LLC/JBS USA Finance, Inc.
$450,000	11.625%, 5/1/2014	$481,500
	Kraft Foods, Inc.
675,000	5.375%, 2/10/2020	763,912
675,000	7.000%, 8/11/2037	869,614
	Mylan, Inc.
480,000	7.875%, 7/15/2020[c]	501,600
	Reynolds Group Holdings, Ltd.
550,000	6.875%, 2/15/2021[c]	495,000
	Tenet Healthcare Corporation
320,000	8.875%, 7/1/2019	338,400
	UnitedHealth Group, Inc.
675,000	6.875%, 2/15/2038	883,173
675,000	5.700%, 10/15/2040	770,769

	Total Consumer Non-Cyclical	11,214,466

Energy (0.2%)
	Chesapeake Energy Corporation
500,000	9.500%, 2/15/2015	563,750
	Linn Energy, LLC
540,000	7.750%, 2/1/2021	540,000
	Newfield Exploration Company
350,000	5.750%, 1/30/2022	346,063
	Pioneer Natural Resources Company
425,000	7.500%, 1/15/2020	477,048
	Plains Exploration & Production Company
540,000	7.625%, 6/1/2018	553,500
	SandRidge Energy, Inc.
540,000	8.000%, 6/1/2018[c]	507,600
	Weatherford International, Ltd.
1,345,000	6.750%, 9/15/2040	1,434,410

	Total Energy	4,422,371

Financials (0.7%)
	Achmea Hypotheekbank NV
465,000	3.200%, 11/3/2014[c]	491,597
	Ally Financial, Inc.
540,000	8.000%, 3/15/2020	499,835
	AXA SA
1,350,000	6.379%, 12/29/2049[c,d]	924,750
	Bank of Nova Scotia
450,000	1.450%, 7/26/2013[c]	454,477
	BBVA International Preferred SA Unipersonal
675,000	5.919%, 12/29/2049[d]	457,892
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[c]	484,346
	Cie de Financement Foncier
450,000	2.250%, 3/7/2014[c]	448,173
	Dexia Credit Local SA
450,000	2.750%, 4/29/2014[c]	443,115
	General Electric Capital Corporation
1,350,000	6.750%, 3/15/2032	1,541,121
	HCP, Inc.
1,350,000	6.750%, 2/1/2041	1,447,695
	Health Care REIT, Inc.
540,000	6.500%, 3/15/2041	512,265

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Financials (0.7%) - continued
	Icahn Enterprises, LP
$630,000	8.000%, 1/15/2018	$627,638
	International Bank for Reconstruction & Development
465,000	2.375%, 5/26/2015	490,381
	International Lease Finance Corporation
540,000	5.750%, 5/15/2016	479,960
	MetLife Capital Trust IV
1,350,000	7.875%, 12/15/2037[c]	1,329,750
	Prudential Financial, Inc.
1,350,000	6.200%, 11/15/2040	1,386,843
	QBE Capital Funding III, Ltd.
1,350,000	7.250%, 5/24/2041[c]	1,220,277
	Reinsurance Group of America, Inc.
675,000	6.750%, 12/15/2065	588,942
	Royal Bank of Canada
400,000	3.125%, 4/14/2015[c]	424,385
	Stoneheath RE
675,000	6.868%, 12/29/2049[d]	513,000
	Toronto-Dominion Bank
465,000	2.200%, 7/29/2015[c]	479,481
	XL Group plc
1,350,000	6.250%, 5/15/2027	1,383,790
675,000	6.500%, 12/29/2049[d]	529,875

	Total Financials	17,159,588

Foreign Government (0.1%)
	Bank Nederlandse Gemeenten NV
660,000	4.375%, 2/16/2021[c]	743,461
	Kommunalbanken AS
450,000	2.750%, 5/5/2015[c]	476,080
	Kreditanstalt fuer Wiederaufbau
205,000	0.240%, 6/17/2013[b]	204,892

	Total Foreign Government	1,424,433

Mortgage-Backed Securities (1.8%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
16,300,000	3.000%, 10/1/2026[e]	16,791,543
5,250,000	5.000%, 10/1/2041[e]	5,647,031
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
18,400,000	4.500%, 10/1/2041[e]	19,518,370

	Total Mortgage-Backed Securities	41,956,944

Technology (<0.1%)
	Freescale Semiconductor, Inc.
510,000	9.250%, 4/15/2018[c]	524,025
	Seagate HDD Cayman
540,000	7.750%, 12/15/2018[c]	529,200

	Total Technology	1,053,225

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Transportation (<0.1%)
	Hertz Corporation
$540,000	6.750%, 4/15/2019	$490,050

	Total Transportation	490,050

U.S. Government and Agencies (2.3%)
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2012[c]	184,704
185,000	Zero Coupon, 1/7/2014[c]	181,494
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	485,636
	Federal Home Loan Banks
2,750,000	5.000%, 11/17/2017	3,311,105
	Federal Home Loan Mortgage Corporation
2,830,000	0.750%, 3/28/2013	2,846,389
920,000	2.500%, 1/7/2014	962,263
1,400,000	4.875%, 6/13/2018	1,674,291
	Federal National Mortgage Association
1,725,000	1.250%, 2/27/2014	1,755,381
735,000	4.375%, 10/15/2015	833,644
1,870,000	1.250%, 9/28/2016	1,866,499
505,000	6.250%, 5/15/2029	716,080
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	499,539
	U.S. Treasury Bonds
755,000	4.375%, 5/15/2041	975,369
	U.S. Treasury Bonds, TIPS
135,880	2.125%, 2/15/2040	172,408
	U.S. Treasury Notes
4,315,000	0.750%, 6/15/2014	4,356,804
9,000,000	2.500%, 4/30/2015	9,612,423
1,035,000	2.000%, 1/31/2016	1,088,205
1,390,000	2.625%, 2/29/2016	1,499,137
3,350,000	3.250%, 3/31/2017	3,737,344
8,210,000	3.125%, 5/15/2021	9,112,443
950,000	7.625%, 2/15/2025	1,530,094
2,250,000	4.375%, 5/15/2040	2,896,178
	U.S. Treasury Notes, TIPS
623,427	3.375%, 1/15/2012	628,638
819,182	2.000%, 1/15/2014	869,613
615,233	1.625%, 1/15/2015	662,048
688,030	0.500%, 4/15/2015	715,928
553,737	2.500%, 7/15/2016	636,408
730,320	2.625%, 7/15/2017	860,579
568,007	1.125%, 1/15/2021	619,971
161,799	2.375%, 1/15/2025	199,859

	Total U.S. Government and Agencies	55,490,474

Utilities (0.2%)
	AES Corporation
550,000	7.375%, 7/1/2021[c]	519,750
	Dominion Resources, Inc.
675,000	2.669%, 9/30/2066[b]	600,750
	Energy Transfer Partners, LP
375,000	6.625%, 10/15/2036	385,448
675,000	7.500%, 7/1/2038	732,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value
Utilities (0.2%) - continued
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
$540,000	6.500%, 8/15/2021	$553,500
	Southern Union Company
1,350,000	7.200%, 11/1/2066	1,140,750

	Total Utilities	3,932,954

	Total Long-Term Fixed Income (cost $202,926,256)	205,023,151

Principal Amount	Short-Term Investments (9.4%)[f]	Value
	Federal Home Loan Bank Discount Notes
20,000,000	0.010%, 11/4/2011[g]	19,999,811
35,000,000	0.023%, 11/16/2011[g]	34,998,972
41,400,000	0.021%, 11/18/2011[g]	41,398,829
8,000,000	0.020%, 11/23/2011[g]	7,999,765
3,000,000	0.015%, 12/28/2011[g]	2,999,890
	Federal Home Loan Mortgage Corporation Discount Notes
32,600,000	0.035%, 11/14/2011[g]	32,598,605
10,000,000	0.022%, 11/28/2011[g]	9,999,646
5,000,000	0.020%, 12/27/2011[g]	4,999,758
	Federal National Mortgage Association Discount Notes
10,000,000	0.020%, 11/10/2011[g]	9,999,778
25,000,000	0.023%, 12/21/2011[g]	24,998,684
30,400,000	0.101%, 2/22/2012[g,h]	30,387,888
	U.S. Treasury Bills
6,000,000	0.045%, 2/9/2012[h]	5,999,023

	Total Short-Term Investments (at amortized cost)	226,380,649

	Total Investments (cost $2,811,303,114) 101.7%	$2,447,420,845

	Other Assets and Liabilities, Net (1.7%)	(41,087,895)

	Total Net Assets 100.0%	$2,406,332,950

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $16,507,245 or 0.7% of total net assets.

d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At September 30, 2011, $35,787,150 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$35,664,816
Gross unrealized depreciation	(399,547,085)

Net unrealized appreciation (depreciation)	$(363,882,269)

Cost for federal income tax purposes	$2,811,303,114

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,277,364,945	1,277,364,945	–	–
Fixed Income Mutual Funds	394,545,315	394,545,315	–	–
Common Stock
Consumer Discretionary	35,769,565	32,520,584	3,248,981	–
Consumer Staples	31,190,222	29,646,495	1,543,727	–
Energy	32,891,406	30,612,294	2,279,112	–
Financials	35,177,451	32,720,867	2,456,584	–
Health Care	58,852,814	57,966,963	885,851	–
Industrials	29,557,016	27,554,042	2,002,974	–
Information Technology	95,276,238	94,402,392	873,846	–
Materials	12,937,349	10,820,895	2,116,454	–
Telecommunications Services	3,591,833	2,309,197	1,282,636	–
Utilities	8,862,891	7,811,942	1,050,949	–
Long-Term Fixed Income
Asset-Backed Securities	9,447,742	–	9,447,742	–
Basic Materials	4,686,331	–	4,686,331	–
Capital Goods	1,126,803	–	1,126,803	–
Collateralized Mortgage Obligations	15,382,654	–	15,382,654	–
Commercial Mortgage-Backed Securities	24,358,004	–	24,358,004	–
Communications Services	7,463,698	–	7,463,698	–
Consumer Cyclical	5,413,414	–	5,413,414	–
Consumer Non-Cyclical	11,214,466	–	11,214,466	–
Energy	4,422,371	–	4,422,371	–
Financials	17,159,588	–	17,159,588	–
Foreign Government	1,424,433	–	1,424,433	–
Mortgage-Backed Securities	41,956,944	–	41,956,944	–
Technology	1,053,225	–	1,053,225	–
Transportation	490,050	–	490,050	–
U.S. Government and Agencies	55,490,474	–	55,490,474	–
Utilities	3,932,954	–	3,932,954	–
Short-Term Investments	226,380,649	–	226,380,649	–

Total	$2,447,420,845	$1,998,275,931	$449,144,914	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	16,636,299	16,636,299	–	–

Total Asset Derivatives	$16,636,299	$16,636,299	$–	$–

Liability Derivatives
Futures Contracts	22,040,621	22,040,621	–	–
Foreign Currency Forward Contracts	5	–	5	–

Total Liability Derivatives	$22,040,626	$22,040,621	$5	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	December 2011	($24,247,790)	($24,222,345)	$25,445
5-Yr. U.S. Treasury Bond Futures	(380)	December 2011	(46,498,373)	(46,544,064)	(45,691)
10-Yr. U.S. Treasury Bond Futures	(155)	December 2011	(20,096,246)	(20,164,531)	(68,285)
Mini MSCI EAFE Index Futures	669	December 2011	47,446,400	45,043,770	(2,402,630)
Russell 2000 Index Mini-Futures	(1,257)	December 2011	(88,565,329)	(80,636,550)	7,928,779
S&P 400 Index Mini-Futures	(1,234)	December 2011	(104,798,335)	(96,116,260)	8,682,075
S&P 500 Index Futures	1,161	December 2011	346,345,515	326,821,500	(19,524,015)
Total Futures Contracts					($5,404,322)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
British Pound	SSB	1,873	10/3/2011	$2,917	$2,922	($5)
Euro	SSB	141	10/3/2011	188	188	–
Hong Kong Dollar	SSB	1,120	10/3/2011	144	144	–
Total Sales				$3,249	$3,254	($5)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($5)

Counterparty
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Real Estate Securities	$75,400,485	$–	$–	5,203,119	$71,103,749	$–
Partner Small Cap Growth	65,317,912	–	–	5,056,075	54,618,752	–
Partner Small Cap Value	65,377,232	140,257	–	3,436,858	53,840,781	140,257
Small Cap Stock	57,345,023	–	–	4,528,335	46,264,640	–
Mid Cap Growth II	66,948,352	2,496,613	–	6,981,770	58,451,379	69,092
Partner Mid Cap Value	82,249,173	178,319	–	6,158,169	69,523,267	178,319
Mid Cap Stock	172,344,241	78,604	–	14,071,209	142,130,468	78,604
Partner Worldwide Allocation	144,480,301	11,081,523	–	17,687,948	132,100,668	81,523
Partner International Stock	207,790,968	76,343	–	19,477,076	173,628,394	76,343
Large Cap Growth II	155,203,606	3,146,799	–	22,830,675	131,833,452	221,775
Large Cap Value	197,661,302	44,473	–	18,430,656	168,441,454	44,473
Large Cap Stock	184,085,048	21,757	–	21,658,100	157,577,837	21,757
Equity Income Plus	20,090,748	56,284	–	2,223,952	17,850,104	56,284
High Yield	103,387,730	16,092,997	11,752,685	22,419,899	99,750,612	6,000,155
Income	172,852,335	20,677,963	1,532,185	19,262,085	191,790,659	6,405,828
Limited Maturity Bond	94,786,105	9,931,426	875,534	10,591,893	103,004,044	1,776,004
Total Value and Income Earned	1,865,320,561				1,671,910,260	15,150,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Mutual Funds (70.8%)	Value
Equity Mutual Funds (35.6%)
6,860,853	Thrivent Real Estate Securities Portfolio	$93,757,669
4,491,902	Thrivent Partner Small Cap Growth Portfolio[a]	48,524,218
4,235,223	Thrivent Partner Small Cap Value Portfolio	66,347,726
3,596,908	Thrivent Small Cap Stock Portfolio[a]	36,748,530
2,934,279	Thrivent Mid Cap Growth Portfolio II	24,565,782
5,853,149	Thrivent Partner Mid Cap Value Portfolio	66,079,707
11,623,612	Thrivent Mid Cap Stock Portfolio	117,407,779
26,331,012	Thrivent Partner Worldwide Allocation Portfolio	196,650,527
17,546,838	Thrivent Partner International Stock Portfolio	156,421,283
22,248,154	Thrivent Large Cap Growth Portfolio II	128,469,739
25,642,869	Thrivent Large Cap Value Portfolio	234,355,306
20,069,137	Thrivent Large Cap Stock Portfolio	146,017,018
2,930,787	Thrivent Equity Income Plus Portfolio	23,523,376

	Total Equity Mutual Funds	1,338,868,660

Fixed Income Mutual Funds (35.2%)
34,557,335	Thrivent High Yield Portfolio	153,752,494
58,229,910	Thrivent Income Portfolio	579,789,395
60,586,354	Thrivent Limited Maturity Bond Portfolio	589,190,178

	Total Fixed Income Mutual Funds	1,322,732,067

	Total Mutual Funds (cost $2,994,292,482)	2,661,600,727

Shares	Common Stock (10.7%)	Value
Consumer Discretionary (1.1%)
16,000	Aeon Company, Ltd.	216,426
12,150	Amazon.com, Inc.[a]	2,627,195
2,300	Aryzta AG	99,872
12,780	Autoliv, Inc.	619,830
3,000	Bayerische Motoren Werke AG	140,724
2,900	Beiersdorf AG	155,179
45,600	Big Lots, Inc.[a]	1,588,248
24,188	Buffalo Wild Wings, Inc.[a]	1,446,442
17,820	CBS Corporation	363,172
12,100	Charter Communications, Inc.[a]	566,764
5,000	Daito Trust Construction Company, Ltd.	458,396
75,632	Discovery Communications, Inc.[a]	2,845,276
9,505	Dollar Tree, Inc.[a]	713,921
58,500	Fiat SPA	315,840
95,826	Foot Locker, Inc.	1,925,144
85,339	Ford Motor Company[a]	825,228
17,730	Harley-Davidson, Inc.	608,671
2,000	Jardine Cycle & Carriage, Ltd.	63,552
1,700	Kabel Deutschland Holding AGa	91,146
65,110	Las Vegas Sands Corporation[a]	2,496,317
7,100	Lawson, Inc.	401,897
27,000	Lifestyle International Holdings, Ltd.	68,498

Shares	Common Stock (10.7%)	Value
Consumer Discretionary (1.1%) - continued
42,790	Lowe’s Companies, Inc.	$827,559
46,002	Macy’s, Inc.	1,210,773
22,400	Mediaset SPA	70,549
27,350	Omnicom Group, Inc.	1,007,574
13,200	OPAP SA	133,137
6,091	Panera Bread Company[a]	633,099
192,872	Pier 1 Imports, Inc.[a]	1,886,288
5,100	Priceline.com, Inc.[a]	2,292,246
5,600	ProSiebenSat.1 Media AG	98,468
41,553	PVH Corporation	2,420,047
10,000	Sekisui Chemical Company, Ltd.	84,073
47,089	Signet Jewelers, Ltd.[a]	1,591,608
127,000	SJM Holdings, Ltd.	224,356
24,930	Time Warner Cable, Inc.	1,562,363
21,930	Viacom, Inc.	849,568
7,200	Vivendi SA	146,593
600	Volkswagen AG	73,926
21,000	Williams-Sonoma, Inc.	646,590
3,100	WMS Industries, Inc.[a]	54,529
45,600	Wynn Macau, Ltd.	107,835
141,700	Yum! Brands, Inc.	6,998,563

	Total Consumer Discretionary	41,557,482

Consumer Staples (1.0%)
39,900	Altria Group, Inc.	1,069,719
58,195	Anheuser-Busch InBev NV ADR	3,083,171
4,600	British American Tobacco plc	194,228
1,900	Casino Guichard Perrachon SA	148,307
54,068	Corn Products International, Inc.	2,121,628
66,062	CVS Caremark Corporation	2,218,362
23,610	Diageo plc ADR	1,792,707
28,745	Diamond Foods, Inc.	2,293,564
377,000	Golden Agri-Resources, Ltd.	174,448
1,900	Heineken Holding NV	73,326
3,400	Henkel AG & Company KGaA	180,787
38,408	Herbalife, Ltd.	2,058,669
6,100	Imperial Tobacco Group plc	205,850
6,100	Kao Corporation	169,911
65,362	Kraft Foods, Inc.	2,194,856
31,200	Marks and Spencer Group plc	151,923
1,800	Nestle SA	99,095
140,870	Philip Morris International, Inc.	8,787,471
14,961	TreeHouse Foods, Inc.[a]	925,188
214,600	Walgreen Company	7,058,194
23,380	Wal-Mart Stores, Inc.	1,213,422

	Total Consumer Staples	36,214,826

Energy (1.0%)
29,813	Alpha Natural Resources, Inc.[a]	527,392
23,600	Anadarko Petroleum Corporation	1,487,980
34,195	Apache Corporation	2,743,807
90,099	Arch Coal, Inc.	1,313,644
43,069	Baker Hughes, Inc.	1,988,065
26,510	Chevron Corporation	2,452,705
38,560	ConocoPhillips	2,441,619
110,213	ENSCO International plc ADR	4,455,912
38,900	Helix Energy Solutions Group, Inc.[a]	509,590
65	INPEX Holdings, Inc.	399,171
72,925	James River Coal Company[a]	464,532
289,400	Marathon Oil Corporation	6,245,252
12,283	National Oilwell Varco, Inc.	629,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (10.7%)	Value
Energy (1.0%) - continued
9,630	Occidental Petroleum Corporation	$688,545
27,511	Oil States International, Inc.[a]	1,400,860
146,732	Patriot Coal Corporation[a]	1,241,353
67,314	Peabody Energy Corporation	2,280,598
139,237	Petroleum Geo-Services ASA[a]	1,399,839
12,700	Royal Dutch Shell plc	395,140
2,571	Royal Dutch Shell plc, Class A	79,432
15,300	Southwestern Energy Company[a]	509,949
53,879	Swift Energy Company[a]	1,311,415
345,090	Weatherford International, Ltd.[a]	4,213,549
12,100	Whiting Petroleum Corporation[a]	424,468

	Total Energy	39,603,952

Financials (1.1%)
30,300	ACE, Ltd.	1,836,180
20,100	Affiliated Managers Group, Inc.[a]	1,568,805
28,050	Aon Corporation	1,177,539
10,300	Atlantia SPA	148,100
57,700	Banco de Valencia SAa	59,385
24,300	Bank Leumi Le-Israel	74,445
13,900	BlackRock, Inc.	2,057,339
30,900	CaixaBank	135,378
30,900	CaixaBank Rights, 0.062 EUR, expires 10/14/2011[a]	2,525
21,590	Capital One Financial Corporation	855,612
6,000	Cheung Kong Holdings, Ltd.	65,044
20,379	Citigroup, Inc.	522,110
37,789	Duke Realty Corporation	396,784
13,900	Endurance Specialty Holdings, Ltd.	474,685
32,443	Equity One, Inc.	514,546
2,500	Eurazeo	105,002
18,100	EXOR SPA	354,276
7,100	Experian plc	79,699
8,980	Goldman Sachs Group, Inc.	849,059
33,463	HCC Insurance Holdings, Inc.	905,174
43,846	Host Hotels & Resorts, Inc.	479,675
4,008	IntercontinentalExchange, Inc.[a]	473,986
209,408	J.P. Morgan Chase & Company	6,307,369
41,000	Kerry Properties, Ltd.	130,866
77,210	KKR & Company, LP	802,984
13,207	Lazard, Ltd.	278,668
11,700	M&T Bank Corporation	817,830
22,590	MetLife, Inc.	632,746
11,300	Mitsui & Company, Ltd.	163,684
9,400	Mizrahi Tefahot Bank, Ltd.	77,214
1,300	Muenchener Rueckversicherungs- Gesellschaft AG	161,457
25,400	NASDAQ OMX Group, Inc.[a]	587,756
13,900	Northern Trust Corporation	486,222
144,100	Ocwen Financial Corporation[a]	1,903,561
1,004,295	Popular, Inc.[a]	1,506,442
49,422	Principal Financial Group, Inc.	1,120,397
19,800	Resolution, Ltd.	75,865
27,130	State Street Corporation	872,501
11,800	Sumitomo Mitsui Financial Group, Inc.	332,472
21,270	SVB Financial Group[a]	786,990
600	Swiss Life Holding[a]	65,802
76,382	Texas Capital Bancshares, Inc.[a]	1,745,329
26,820	U.S. Bancorp	631,343
33,000	United Overseas Land, Ltd.	104,003

Shares	Common Stock (10.7%)	Value
Financials (1.1%) - continued
81,450	Unum Group	$1,707,192
11,890	Vanguard REIT ETF	604,844
31,834	W.R. Berkley Corporation	945,151
180,090	Wells Fargo & Company	4,343,771
25,000	Wheelock and Company, Ltd.	73,968
130,883	Zions Bancorporation	1,841,524

	Total Financials	42,243,299

Health Care (1.8%)
146,200	Abbott Laboratories	7,476,668
6,100	Alexion Pharmaceuticals, Inc.[a]	390,766
112,200	Align Technology, Inc.[a]	1,702,074
14,000	AstraZeneca plc	621,285
157,210	Baxter International, Inc.	8,825,769
16,871	C.R. Bard, Inc.	1,476,887
45,597	Covance, Inc.[a]	2,072,384
19,648	Coventry Health Care, Inc.[a]	566,059
33,690	Covidien plc	1,485,729
204,800	Eli Lilly and Company	7,571,456
88,724	Health Net, Inc.[a]	2,103,646
23,790	Johnson & Johnson	1,515,661
53,342	McKesson Corporation	3,877,964
218,100	Medtronic, Inc.	7,249,644
231,972	Mylan, Inc.[a]	3,943,524
1,400	Novartis AG	78,206
169,522	Pfizer, Inc.	2,997,149
82,541	PSS World Medical, Inc.[a]	1,625,232
700	Roche Holding AG	113,059
96,539	Thermo Fisher Scientific, Inc.[a]	4,888,735
21,100	Thoratec Corporation[a]	688,704
53,880	United Therapeutics Corporation[a]	2,019,961
32,186	UnitedHealth Group, Inc.	1,484,418
7,410	Varian Medical Systems, Inc.[a]	386,506
9,939	Vertex Pharmaceuticals, Inc.[a]	442,683
6,200	Waters Corporation[a]	468,038
25,752	Zimmer Holdings, Inc.[a]	1,377,732

	Total Health Care	67,449,939

Industrials (0.9%)
20	A P Moller - Maersk AS	117,483
12,000	Abertis Infraestructuras SA	184,550
54,300	Boeing Company	3,285,693
33,500	Caterpillar, Inc.	2,473,640
41,000	Cathay Pacific Airways, Ltd.	66,913
46	Central Japan Railway Company	401,433
14,987	Chicago Bridge and Iron Company	429,078
20,497	CSX Corporation	382,679
78,140	Deluxe Corporation	1,453,404
25,000	Deutsche Lufthansa AG	324,109
2,300	Eiffage SA	70,945
75,481	EMCOR Group, Inc.[a]	1,534,529
11,882	Expeditors International of Washington, Inc.	481,815
21,399	Fluor Corporation	996,123
2,200	Fraport AG	129,545
72,490	FTI Consulting, Inc.[a]	2,668,357
55,100	GATX Corporation	1,707,549
145,290	General Electric Company	2,214,220
45,890	Harsco Corporation	889,807
22,122	Honeywell International, Inc.	971,377
59,700	International Consolidated Airlines Group SAa	140,540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (10.7%)	Value
Industrials (0.9%) - continued
276,683	Manitowoc Company, Inc.	$1,856,543
9,300	Manpower, Inc.	312,666
16,500	Orient Overseas International, Ltd.	65,920
29,458	Oshkosh Corporation[a]	463,669
18,601	Parker Hannifin Corporation	1,174,281
47,100	Qantas Airways, Ltd.[a]	63,134
16,700	Republic Services, Inc.	468,602
2,100	Safran SA	64,242
72,627	Shaw Group, Inc.[a]	1,578,911
35,609	SPX Corporation	1,613,444
31,645	Teledyne Technologies, Inc.[a]	1,546,175
60,800	Textron, Inc.	1,072,512
277,900	Thomas Cook Group plc	171,255
14,200	Tyco International, Ltd.	578,650
20,327	United Technologies Corporation	1,430,208
29,630	WESCO International, Inc.[a]	994,086

	Total Industrials	34,378,087

Information Technology (3.0%)
61,700	Akamai Technologies, Inc.[a]	1,226,596
51,300	Alcatel-Lucent[a]	148,745
10,900	Alliance Data Systems Corporation[a]	1,010,430
25,905	Apple, Inc.[a]	9,874,468
177,100	Atmel Corporation[a]	1,429,197
8,400	Baidu.com, Inc. ADR[a]	898,044
284,161	Broadcom Corporation[a]	9,459,720
436,297	Brocade Communications[a]	1,884,803
59,320	Cisco Systems, Inc.	918,867
29,826	Cognizant Technology Solutions Corporation[a]	1,870,090
528,400	Corning, Inc.	6,531,024
59,974	eBay, Inc.[a]	1,768,633
180,650	EMC Corporation[a]	3,791,844
27,605	F5 Networks, Inc.[a]	1,961,335
12,758	Google, Inc.[a]	6,562,460
10,071	International Business Machines Corporation	1,762,727
27,824	Juniper Networks, Inc.[a]	480,242
15,900	Lam Research Corporation[a]	603,882
23,263	MasterCard, Inc.	7,378,093
342,996	Microsoft Corporation	8,537,170
188,355	Monster Worldwide, Inc.[a]	1,352,389
28,200	Nokia Oyj	159,464
26	NTT Data Corporation	80,248
129,292	NVIDIA Corporation[a]	1,616,150
44,752	NXP Semiconductors NVa	631,898
455,270	Oracle Corporation	13,084,460
62,566	Plantronics, Inc.	1,780,003
67,813	Plexus Corporation[a]	1,533,930
76,350	QUALCOMM, Inc.	3,712,901
104,091	Quest Software, Inc.[a]	1,652,965
19,165	Red Hat, Inc.[a]	809,913
13,561	Salesforce.com, Inc.[a]	1,549,751
97,400	SuccessFactors, Inc.[a]	2,239,226
42,200	Telefonaktiebolaget LM Ericsson	405,202
221,634	Teradyne, Inc.[a]	2,440,190
70,500	Texas Instruments, Inc.	1,878,825
121,680	TIBCO Software, Inc.[a]	2,724,415
42,400	ValueClick, Inc.[a]	659,744
62,700	VeriFone Systems, Inc.[a]	2,195,754
22,176	VMware, Inc.[a]	1,782,507

Shares	Common Stock (10.7%)	Value
Information Technology (3.0%) - continued
58,618	Xilinx, Inc.	$1,608,478

	Total Information Technology	111,996,783

Materials (0.4%)
11,804	Albemarle Corporation	476,882
2,000	Arkema	115,819
4,000	Bayer AG	220,737
12,000	BHP Billiton plc	320,553
5,500	BHP Billiton, Ltd.	182,103
51,060	Dow Chemical Company	1,146,808
27,294	E.I. du Pont de Nemours and Company	1,090,941
270,330	Freeport-McMoRan Copper & Gold, Inc.	8,231,548
4,900	Henkel AG & Company KGaA	214,756
18,700	ITOCHU Corporation	178,694
30,000	Marubeni Corporation	167,519
2,216	Rio Tinto, Ltd.	129,796
13,437	Sigma-Aldrich Corporation	830,272
16,322	Silgan Holdings, Inc.	599,670
46,430	Steel Dynamics, Inc.	460,586
24,000	Tosoh Corporation	75,205
56,000	Ube Industries, Ltd.	186,102
2,200	Voestalpine AG	63,597
1,464	Yara International ASA	55,853

	Total Materials	14,747,441

Telecommunications Services (0.1%)
6,700	Deutsche Telekom AG	78,644
13,200	Hellenic Telecommunications Organization SA	56,111
26	KDDI Corporation	178,993
6,200	Koninklijke (Royal) KPN NV	81,661
57,536	NII Holdings, Inc.[a]	1,550,595
4,300	Nippon Telegraph & Telephone Corporation	206,005
92	NTT DoCoMo, Inc.	167,629
200	Swisscom AG	81,366
70,400	Telecom Corporation of New Zealand, Ltd.	139,936
58,300	Telstra Corporation, Ltd.	173,625
46,466	Verizon Communications, Inc.	1,709,949

	Total Telecommunications Services	4,424,514

Utilities (0.3%)
67,200	A2A SPA	83,595
30,500	CMS Energy Corporation	603,595
4,100	Enagas SA	75,352
30,900	Enel SPA	136,400
47,750	Exelon Corporation	2,034,627
9,300	Gas Natural SDG SA	158,149
18,800	National Grid plc	186,335
75,740	NiSource, Inc.	1,619,321
41,173	NV Energy, Inc.	605,655
111,200	PNM Resources, Inc.	1,827,016
1,700	Red Electrica Corporacion SA	77,468
50,061	Southwest Gas Corporation	1,810,706
80,500	SP AusNet	72,290
8,057	SSE plc	161,673

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (10.7%)	Value
Utilities (0.3%) - continued
19,442	UGI Corporation	$510,741

	Total Utilities	9,962,923

	Total Common Stock (cost $454,894,820)	402,579,246

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Asset-Backed Securities (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
4,473,288	0.385%, 8/25/2036[b]	3,383,215
	GSAMP Trust
4,075,597	0.415%, 2/25/2036[b]	3,215,833
	J.P. Morgan Mortgage Acquisition Corporation
5,300,000	5.461%, 10/25/2036	4,032,595
	Morgan Stanley Capital, Inc.
4,499,414	0.385%, 2/25/2037[b]	2,697,493
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	2,927,009
3,989,931	5.580%, 11/25/2036	2,386,413

	Total Asset-Backed Securities	18,642,558

Basic Materials (0.3%)
	ArcelorMittal
3,500,000	7.000%, 10/15/2039	3,121,552
	Arch Coal, Inc.
740,000	7.000%, 6/15/2019[c]	703,000
	Dow Chemical Company
3,500,000	4.250%, 11/15/2020	3,518,802
	FMG Resources Property, Ltd.
740,000	7.000%, 11/1/2015[c]	688,200
	Georgia-Pacific, LLC
660,000	8.000%, 1/15/2024	774,829
	Novelis, Inc.
740,000	8.375%, 12/15/2017	732,600

	Total Basic Materials	9,538,983

Capital Goods (0.1%)
	Case New Holland, Inc.
730,000	7.875%, 12/1/2017	777,450
	Danaher Corporation
1,400,000	0.603%, 6/21/2013[b]	1,402,730

	Total Capital Goods	2,180,180

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
1,738,156	5.500%, 11/25/2035	1,487,733
	CitiMortgage Alternative Loan Trust
5,898,635	5.750%, 4/25/2037	4,102,217
	Countrywide Alternative Loan Trust
2,491,849	6.000%, 4/25/2036	1,804,727
1,185,949	6.000%, 1/25/2037	811,900
6,831,166	5.500%, 5/25/2037	4,933,864
5,922,111	7.000%, 10/25/2037	4,118,058
	Countrywide Home Loans, Inc.
3,368,891	5.750%, 4/25/2037	2,880,031

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
	Deutsche Alt-A Securities, Inc.
$1,140,820	5.500%, 10/25/2021	$1,039,201
2,173,534	6.000%, 10/25/2021	1,811,228
	GSR Mortgage Loan Trust
3,205,306	0.425%, 8/25/2046[b]	2,695,833
	HomeBanc Mortgage Trust
2,574,514	2.203%, 4/25/2037	1,461,284
	J.P. Morgan Mortgage Trust
1,791,497	2.783%, 6/25/2036	1,520,494
537,405	2.814%, 10/25/2036	419,257
	MASTR Alternative Loans Trust
1,326,416	6.500%, 7/25/2034	1,402,000
	Merrill Lynch Alternative Note Asset Trust
1,376,404	6.000%, 3/25/2037	1,069,068
	Sequoia Mortgage Trust
2,160,411	5.383%, 9/20/2046	710,269
	WaMu Mortgage Pass Through Certificates
555,005	5.837%, 9/25/2036	449,016
2,019,718	5.932%, 10/25/2036	1,751,445
3,377,854	5.181%, 11/25/2036	2,660,476

	Total Collateralized Mortgage Obligations	37,128,101

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.821%, 4/10/2049	7,695,864
4,975,000	5.801%, 6/10/2049	5,231,839
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,610,593
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,092,403
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,625,779
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	7,072,461
	Government National Mortgage Association
592,982	2.164%, 3/16/2033	603,592
537,746	3.214%, 1/16/2040	562,963
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	3,746,863
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,650,000	5.932%, 2/12/2049	3,189,246
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,293,700
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	4,800,454

	Total Commercial Mortgage-Backed Securities	49,525,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Communications Services (0.4%)
	CBS Corporation
$1,750,000	7.875%, 7/30/2030	$2,209,284
1,750,000	5.900%, 10/15/2040	1,837,797
	CCO Holdings, LLC
710,000	7.000%, 1/15/2019	688,700
	Clear Channel Worldwide Holdings, Inc.
740,000	9.250%, 12/15/2017	756,650
	Cox Communications, Inc.
3,500,000	6.950%, 6/1/2038[c]	4,261,523
	Dish DBS Corporation
730,000	6.750%, 6/1/2021[c]	697,150
	EH Holding Corporation
740,000	6.500%, 6/15/2019[c]	712,250
	Frontier Communications Corporation
740,000	8.250%, 4/15/2017	717,800
	Intelsat Luxembourg SA
730,000	11.500%, 2/4/2017[c]	627,800
	NII Capital Corporation
730,000	7.625%, 4/1/2021	724,525
	Virgin Media Finance plc
670,000	9.500%, 8/15/2016	723,600

	Total Communications Services	13,957,079

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
695,000	8.000%, 6/15/2019[c]	542,100
	Ford Motor Credit Company, LLC
740,000	5.750%, 2/1/2021	732,229
	Home Depot, Inc.
3,500,000	5.875%, 12/16/2036	4,074,672
	MGM Resorts International
630,000	11.125%, 11/15/2017	691,425
	Rite Aid Corporation
740,000	7.500%, 3/1/2017	706,700
	Starwood Hotels & Resorts Worldwide, Inc.
740,000	6.750%, 5/15/2018	793,650
	Toys R Us Property Company II, LLC
740,000	8.500%, 12/1/2017	721,500
	West Corporation
410,000	7.875%, 1/15/2019	385,400
	WMG Acquisition Corporation
740,000	11.500%, 10/1/2018[c]	680,800

	Total Consumer Cyclical	9,328,476

Consumer Non-Cyclical (0.7%)
	Altria Group, Inc.
3,500,000	9.950%, 11/10/2038	4,987,790
	Anheuser-Busch Companies, Inc.
1,750,000	6.450%, 9/1/2037	2,284,919
	Anheuser-Busch InBev Worldwide, Inc.
2,450,000	0.609%, 7/14/2014[b]	2,450,598
1,750,000	8.200%, 1/15/2039	2,642,253
	Community Health Systems, Inc.
740,000	8.875%, 7/15/2015	727,050
	HCA, Inc.
410,000	7.250%, 9/15/2020	414,100
730,000	7.500%, 2/15/2022	673,425

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Consumer Non-Cyclical (0.7%) - continued
	JBS USA, LLC/JBS USA Finance, Inc.
$620,000	11.625%, 5/1/2014	$663,400
	Kraft Foods, Inc.
1,750,000	5.375%, 2/10/2020	1,980,512
1,750,000	7.000%, 8/11/2037	2,254,555
	Mylan, Inc.
670,000	7.875%, 7/15/2020[c]	700,150
	Reynolds Group Holdings, Ltd.
730,000	6.875%, 2/15/2021[c]	657,000
	Tenet Healthcare Corporation
440,000	8.875%, 7/1/2019	465,300
	UnitedHealth Group, Inc.
1,750,000	6.875%, 2/15/2038	2,289,707
1,750,000	5.700%, 10/15/2040	1,998,292

	Total Consumer Non-Cyclical	25,189,051

Energy (0.2%)
	Chesapeake Energy Corporation
670,000	9.500%, 2/15/2015	755,425
	Linn Energy, LLC
730,000	7.750%, 2/1/2021	730,000
	Newfield Exploration Company
470,000	5.750%, 1/30/2022	464,713
	Pioneer Natural Resources Company
525,000	7.500%, 1/15/2020	589,295
	Plains Exploration & Production Company
730,000	7.625%, 6/1/2018	748,250
	SandRidge Energy, Inc.
740,000	8.000%, 6/1/2018[c]	695,600
	Weatherford International, Ltd.
3,500,000	6.750%, 9/15/2040	3,732,666

	Total Energy	7,715,949

Financials (1.0%)
	Achmea Hypotheekbank NV
610,000	3.200%, 11/3/2014[c]	644,890
	Ally Financial, Inc.
740,000	8.000%, 3/15/2020	684,959
	AXA SA
3,500,000	6.379%, 12/29/2049[c,d]	2,397,500
	Bank of Nova Scotia
600,000	1.450%, 7/26/2013[c]	605,969
	BBVA International Preferred SA Unipersonal
1,750,000	5.919%, 12/29/2049[d]	1,187,127
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[c]	635,379
	Cie de Financement Foncier
600,000	2.250%, 3/7/2014[c]	597,565
	Dexia Credit Local SA
600,000	2.750%, 4/29/2014[c]	590,820
	General Electric Capital Corporation
3,500,000	6.750%, 3/15/2032	3,995,499
	HCP, Inc.
3,500,000	6.750%, 2/1/2041	3,753,285
	Health Care REIT, Inc.
1,400,000	6.500%, 3/15/2041	1,328,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Financials (1.0%) - continued
	Icahn Enterprises, LP
$770,000	8.000%, 1/15/2018	$767,112
	International Bank for Reconstruction & Development
600,000	2.375%, 5/26/2015	632,749
	International Lease Finance Corporation
740,000	5.750%, 5/15/2016	657,722
	MetLife Capital Trust IV
3,500,000	7.875%, 12/15/2037[c]	3,447,500
	Prudential Financial, Inc.
3,500,000	6.200%, 11/15/2040	3,595,518
	QBE Capital Funding III, Ltd.
3,600,000	7.250%, 5/24/2041[c]	3,254,072
	Reinsurance Group of America, Inc.
1,750,000	6.750%, 12/15/2065	1,526,887
	Royal Bank of Canada
550,000	3.125%, 4/14/2015[c]	583,530
	Stoneheath RE
1,800,000	6.868%, 12/29/2049[d]	1,368,000
	Toronto-Dominion Bank
610,000	2.200%, 7/29/2015[c]	628,997
	XL Group plc
3,500,000	6.250%, 5/15/2027	3,587,605
1,750,000	6.500%, 12/29/2049[d]	1,373,750

	Total Financials	37,844,530

Foreign Government (<0.1%)
	Bank Nederlandse Gemeenten NV
850,000	4.375%, 2/16/2021[c]	957,488
	Kommunalbanken AS
600,000	2.750%, 5/5/2015[c]	634,773
	Kreditanstalt fuer Wiederaufbau
295,000	0.240%, 6/17/2013[b]	294,845

	Total Foreign Government	1,887,106

Mortgage-Backed Securities (1.6%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
24,100,000	3.000%, 10/1/2026[e]	24,826,759
7,600,000	5.000%, 10/1/2041[e]	8,174,750
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
24,650,000	4.500%, 10/1/2041[e]	26,148,252

	Total Mortgage-Backed Securities	59,149,761

Technology (<0.1%)
	Freescale Semiconductor, Inc.
700,000	9.250%, 4/15/2018[c]	719,250
	Seagate HDD Cayman
710,000	7.750%, 12/15/2018[c]	695,800

	Total Technology	1,415,050

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Transportation (<0.1%)
	Hertz Corporation
$740,000	6.750%, 4/15/2019	$671,550

	Total Transportation	671,550

U.S. Government and Agencies (2.0%)
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2012[c]	239,616
240,000	Zero Coupon, 1/7/2014[c]	235,452
	Federal Agricultural Mortgage Corporation
600,000	2.125%, 9/15/2015	626,627
	Federal Home Loan Banks
3,500,000	5.000%, 11/17/2017	4,214,133
	Federal Home Loan Mortgage Corporation
3,640,000	0.750%, 3/28/2013	3,661,079
1,200,000	2.500%, 1/7/2014	1,255,126
1,675,000	4.875%, 6/13/2018	2,003,169
	Federal National Mortgage Association
2,250,000	1.250%, 2/27/2014	2,289,627
910,000	4.375%, 10/15/2015	1,032,131
2,400,000	1.250%, 9/28/2016	2,395,507
680,000	6.250%, 5/15/2029	964,227
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	666,053
	U.S. Treasury Bonds
1,020,000	4.375%, 5/15/2041	1,317,718
	U.S. Treasury Bonds, TIPS
182,915	2.125%, 2/15/2040	232,088
	U.S. Treasury Notes
5,580,000	0.750%, 6/15/2014	5,634,059
12,950,000	2.500%, 4/30/2015	13,831,209
1,225,000	2.000%, 1/31/2016	1,287,972
1,785,000	2.625%, 2/29/2016	1,925,151
4,350,000	3.250%, 3/31/2017	4,852,969
11,235,000	3.125%, 5/15/2021	12,469,951
1,250,000	7.625%, 2/15/2025	2,013,281
2,975,000	4.375%, 5/15/2040	3,829,390
	U.S. Treasury Notes, TIPS
788,826	3.375%, 1/15/2012	795,420
1,020,921	2.000%, 1/15/2014	1,083,771
828,198	1.625%, 1/15/2015	891,219
901,737	0.500%, 4/15/2015	938,299
727,129	2.500%, 7/15/2016	835,687
942,876	2.625%, 7/15/2017	1,111,046
748,736	1.125%, 1/15/2021	817,234
203,747	2.375%, 1/15/2025	251,675

	Total U.S. Government and Agencies	73,700,886

Utilities (0.2%)
	AES Corporation
730,000	7.375%, 7/1/2021[c]	689,850
	Dominion Resources, Inc.
1,750,000	2.669%, 9/30/2066[b]	1,557,500
	Energy Transfer Partners, LP
968,000	6.625%, 10/15/2036	994,971
1,750,000	7.500%, 7/1/2038	1,899,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value
Utilities (0.2%) - continued
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
$740,000	6.500%, 8/15/2021	$758,500
	Southern Union Company
3,500,000	7.200%, 11/1/2066	2,957,500

	Total Utilities	8,858,058

	Total Long-Term Fixed Income (cost $356,267,840)	356,733,075

Principal Amount	Short-Term Investments (10.6%)[f]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.010%, 10/11/2011[g]	4,999,986
90,000,000	0.010%, 10/26/2011[g]	89,999,375
15,000,000	0.010%, 11/4/2011[g]	14,999,858
41,000,000	0.030%, 11/14/2011[g]	40,998,497
85,000,000	0.023%, 11/16/2011[g]	84,997,489
15,000,000	0.024%, 11/18/2011[g]	14,999,533
43,365,000	0.020%, 11/23/2011[g]	43,363,723
	Federal Home Loan Mortgage Corporation Discount Notes
17,781,000	0.010%, 10/24/2011[g]	17,780,887
20,000,000	0.022%, 11/28/2011[g]	19,999,291
10,000,000	0.020%, 12/27/2011[g]	9,999,517
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 11/10/2011[g]	4,999,889
4,000,000	0.020%, 12/21/2011[g]	3,999,820
7,647,000	0.020%, 12/28/2011[g]	7,646,626
32,150,000	0.099%, 2/22/2012[g,h]	32,137,453
	U.S. Treasury Bills
7,600,000	0.045%, 2/9/2012[h]	7,598,763

	Total Short-Term Investments (at amortized cost)	398,520,707

	Total Investments (cost $4,203,975,849) 101.6%	$3,819,433,755

	Other Assets and Liabilities, Net (1.6%)	(61,907,328)

	Total Net Assets 100.0%	$3,757,526,427

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $28,524,024 or 0.8% of total net assets.

d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At September 30, 2011, $39,736,216 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$42,714,964
Gross unrealized depreciation	(427,257,058)

Net unrealized appreciation (depreciation)	$(384,542,094)

Cost for federal income tax purposes	$4,203,975,849

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,338,868,660	1,338,868,660	–	–
Fixed Income Mutual Funds	1,322,732,067	1,322,732,067	–	–
Common Stock
Consumer Discretionary	41,557,482	38,607,015	2,950,467	–
Consumer Staples	36,214,826	34,816,951	1,397,875	–
Energy	39,603,952	37,330,370	2,273,582	–
Financials	42,243,299	40,034,114	2,209,185	–
Health Care	67,449,939	66,637,389	812,550	–
Industrials	34,378,087	32,578,018	1,800,069	–
Information Technology	111,996,783	111,203,124	793,659	–
Materials	14,747,441	12,836,707	1,910,734	–
Telecommunications Services	4,424,514	3,260,544	1,163,970	–
Utilities	9,962,923	9,011,661	951,262	–
Long-Term Fixed Income
Asset-Backed Securities	18,642,558	–	18,642,558	–
Basic Materials	9,538,983	–	9,538,983	–
Capital Goods	2,180,180	–	2,180,180	–
Collateralized Mortgage Obligations	37,128,101	–	37,128,101	–
Commercial Mortgage-Backed Securities	49,525,757	–	49,525,757	–
Communications Services	13,957,079	–	13,957,079	–
Consumer Cyclical	9,328,476	–	9,328,476	–
Consumer Non-Cyclical	25,189,051	–	25,189,051	–
Energy	7,715,949	–	7,715,949	–
Financials	37,844,530	–	37,844,530	–
Foreign Government	1,887,106	–	1,887,106	–
Mortgage-Backed Securities	59,149,761	–	59,149,761	–
Technology	1,415,050	–	1,415,050	–
Transportation	671,550	–	671,550	–
U.S. Government and Agencies	73,700,886	–	73,700,886	–
Utilities	8,858,058	–	8,858,058	–
Short-Term Investments	398,520,707	–	398,520,707	–

Total	$3,819,433,755	$3,047,916,620	$771,517,135	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,500,010	9,500,010	–	–

Total Asset Derivatives	$9,500,010	$9,500,010	$–	$–

Liability Derivatives
Futures Contracts	27,647,671	27,647,671	–	–
Foreign Currency Forward Contracts	5	–	5	–

Total Liability Derivatives	$27,647,676	$27,647,671	$5	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	December 2011	($65,028,163)	($64,959,924)	$68,239
5-Yr. U.S. Treasury Bond Futures	(875)	December 2011	(107,068,623)	(107,173,833)	(105,210)
10-Yr. U.S. Treasury Bond Futures	(245)	December 2011	(31,765,034)	(31,872,969)	(107,935)
Mini MSCI EAFE Index Futures	868	December 2011	61,560,236	58,442,441	(3,117,795)
Russell 2000 Index Mini-Futures	(632)	December 2011	(44,529,266)	(40,542,800)	3,986,466
S&P 400 Index Mini-Futures	(774)	December 2011	(65,732,165)	(60,286,860)	5,445,305
S&P 500 Index Futures	1,446	December 2011	431,365,731	407,049,000	(24,316,731)
Total Futures Contracts					($18,147,661)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
British Pound	SSB	1,736	10/3/2011	$2,702	$2,707	($5)
Euro	SSB	128	10/3/2011	172	172	–
Hong Kong Dollar	SSB	1,000	10/3/2011	128	128	–
Total Sales				$3,002	$3,007	($5)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($5)

Counterparty

SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Real Estate Securities	$99,423,361	$–	$–	6,860,853	$93,757,669	$–
Partner Small Cap Growth	58,029,531	–	–	4,491,902	48,524,218	–
Partner Small Cap Value	80,564,038	172,838	–	4,235,223	66,347,726	172,838
Small Cap Stock	45,549,804	–	–	3,596,908	36,748,530	–
Mid Cap Growth II	28,136,866	1,049,270	–	2,934,279	24,565,782	29,038
Partner Mid Cap Value	78,175,286	169,486	–	5,853,149	66,079,707	169,486
Mid Cap Stock	142,366,059	64,932	–	11,623,612	117,407,779	64,932
Partner Worldwide Allocation	208,688,622	23,121,358	–	26,331,012	196,650,527	121,358
Partner International Stock	187,198,240	68,777	–	17,546,838	156,421,283	68,777
Large Cap Growth II	151,243,607	3,066,508	–	22,248,154	128,469,739	216,116
Large Cap Value	275,009,351	61,876	–	25,642,869	234,355,306	61,876
Large Cap Stock	170,579,507	20,161	–	20,069,137	146,017,018	20,161
Equity Income Plus	26,476,160	74,172	–	2,930,787	23,523,376	74,172
High Yield	148,465,627	33,007,405	15,317,998	34,557,335	153,752,494	8,927,159
Income	494,090,978	87,162,785	400,618	58,229,910	579,789,395	18,828,697
Limited Maturity Bond	511,433,385	83,066,930	429,233	60,586,354	589,190,178	9,852,316
Total Value and Income Earned	2,705,430,422				2,661,600,727	38,606,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Mutual Funds (68.4%)	Value
Equity Mutual Funds (18.8%)
1,980,178	Thrivent Real Estate Securities Portfolio	$27,060,319
1,265,037	Thrivent Partner Small Cap Value Portfolio	19,817,695
1,614,844	Thrivent Small Cap Stock Portfolio[a]	16,498,377
2,133,199	Thrivent Partner Mid Cap Value Portfolio	24,082,959
2,927,221	Thrivent Mid Cap Stock Portfolio	29,567,273
8,931,119	Thrivent Partner Worldwide Allocation Portfolio	66,701,169
3,793,944	Thrivent Partner International Stock Portfolio	33,821,111
5,454,098	Thrivent Large Cap Growth Portfolio II	31,494,145
7,462,376	Thrivent Large Cap Value Portfolio	68,200,150
2,726,514	Thrivent Large Cap Stock Portfolio	19,837,297
1,161,468	Thrivent Equity Income Plus Portfolio	9,322,292

	Total Equity Mutual Funds	346,402,787

Fixed Income Mutual Funds (49.6%)
16,742,637	Thrivent High Yield Portfolio	74,491,341
25,726,844	Thrivent Income Portfolio	256,159,613
59,919,684	Thrivent Limited Maturity Bond Portfolio	582,706,943

	Total Fixed Income Mutual Funds	913,357,897

	Total Mutual Funds (cost $1,342,674,347)	1,259,760,684

Principal Amount	Long-Term Fixed Income (10.8%)	Value
Asset-Backed Securities (0.8%)
	Citigroup Mortgage Loan Trust, Inc.
2,862,904	0.385%, 8/25/2036[b]	2,165,257
	GSAMP Trust
1,963,697	0.415%, 2/25/2036[b]	1,549,447
	J.P. Morgan Mortgage Acquisition Corporation
7,500,000	5.461%, 10/25/2036	5,706,503
	Morgan Stanley Capital, Inc.
2,983,654	0.385%, 2/25/2037[b]	1,788,763
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	2,476,700
2,659,954	5.580%, 11/25/2036	1,590,942

	Total Asset-Backed Securities	15,277,612

Basic Materials (0.3%)
	ArcelorMittal
2,300,000	7.000%, 10/15/2039	2,051,306
	Arch Coal, Inc.
300,000	7.000%, 6/15/2019[c]	285,000
	Dow Chemical Company
2,300,000	4.250%, 11/15/2020	2,312,356
	FMG Resources Property, Ltd.
310,000	7.000%, 11/1/2015[c]	288,300

Principal Amount	Long-Term Fixed Income (10.8%)	Value
Basic Materials (0.3%) - continued
	Georgia-Pacific, LLC
$270,000	8.000%, 1/15/2024	$316,975
	Novelis, Inc.
300,000	8.375%, 12/15/2017	297,000

	Total Basic Materials	5,550,937

Capital Goods (0.1%)
	Case New Holland, Inc.
330,000	7.875%, 12/1/2017	351,450
	Danaher Corporation
920,000	0.603%, 6/21/2013[b]	921,794

	Total Capital Goods	1,273,244

Collateralized Mortgage Obligations (0.9%)
	Citigroup Mortgage Loan Trust, Inc.
943,570	5.500%, 11/25/2035	807,626
	CitiMortgage Alternative Loan Trust
3,244,249	5.750%, 4/25/2037	2,256,220
	Countrywide Alternative Loan Trust
643,801	6.000%, 1/25/2037	440,746
4,444,937	5.500%, 5/25/2037	3,210,391
3,847,869	7.000%, 10/25/2037	2,675,693
	Countrywide Home Loans, Inc.
1,871,606	5.750%, 4/25/2037	1,600,017
	Deutsche Alt-A Securities, Inc.
619,302	5.500%, 10/25/2021	564,138
1,193,313	6.000%, 10/25/2021	994,400
	HomeBanc Mortgage Trust
1,447,227	2.203%, 4/25/2037	821,440
	J.P. Morgan Mortgage Trust
291,734	2.814%, 10/25/2036	227,597
	MASTR Alternative Loans Trust
755,320	6.500%, 7/25/2034	798,361
	Merrill Lynch Alternative Note Asset Trust
747,191	6.000%, 3/25/2037	580,351
	Sequoia Mortgage Trust
802,132	5.383%, 9/20/2046	263,714
	WaMu Mortgage Pass Through Certificates
763,132	5.837%, 9/25/2036	617,396
750,496	5.932%, 10/25/2036	650,810
921,233	5.181%, 11/25/2036	725,584

	Total Collateralized Mortgage Obligations	17,234,484

Commercial Mortgage-Backed Securities (1.9%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.821%, 4/10/2049	4,916,802
6,000,000	5.801%, 6/10/2049	6,309,756
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,063,196
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,752,362

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.8%)	Value
Commercial Mortgage-Backed Securities (1.9%) - continued
	Credit Suisse First Boston Mortgage Securities
$4,600,000	5.542%, 1/15/2049	$4,872,025
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	4,622,002
	Government National Mortgage Association
213,863	2.164%, 3/16/2033	217,689
193,941	3.214%, 1/16/2040	203,036
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	2,497,909
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,300,000	5.932%, 2/12/2049	2,009,662
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,514,707
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,066,957

	Total Commercial Mortgage-Backed Securities	34,046,103

Communications Services (0.4%)
	CBS Corporation
1,150,000	7.875%, 7/30/2030	1,451,815
1,150,000	5.900%, 10/15/2040	1,207,696
	CCO Holdings, LLC
330,000	7.000%, 1/15/2019	320,100
	Clear Channel Worldwide Holdings, Inc.
300,000	9.250%, 12/15/2017	306,750
	Cox Communications, Inc.
2,300,000	6.950%, 6/1/2038[c]	2,800,429
	Dish DBS Corporation
365,000	6.750%, 6/1/2021[c]	348,575
	EH Holding Corporation
300,000	6.500%, 6/15/2019[c]	288,750
	Frontier Communications Corporation
300,000	8.250%, 4/15/2017	291,000
	Intelsat Luxembourg SA
220,000	11.500%, 2/4/2017[c]	189,200
	NII Capital Corporation
410,000	7.625%, 4/1/2021	406,925
	Virgin Media Finance plc
270,000	9.500%, 8/15/2016	291,600

	Total Communications Services	7,902,840

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019[c]	156,000
	Ford Motor Credit Company, LLC
300,000	5.750%, 2/1/2021	296,850
	Home Depot, Inc.
2,300,000	5.875%, 12/16/2036	2,677,641
	MGM Resorts International
260,000	11.125%, 11/15/2017	285,350

Principal Amount	Long-Term Fixed Income (10.8%)	Value
Consumer Cyclical (0.3%) - continued
	Rite Aid Corporation
$300,000	7.500%, 3/1/2017	$286,500
	Starwood Hotels & Resorts Worldwide, Inc.
300,000	6.750%, 5/15/2018	321,750
	Toys R Us Property Company II, LLC
300,000	8.500%, 12/1/2017	292,500
	West Corporation
160,000	7.875%, 1/15/2019	150,400
	WMG Acquisition Corporation
300,000	11.500%, 10/1/2018[c]	276,000

	Total Consumer Cyclical	4,742,991

Consumer Non-Cyclical (0.9%)
	Altria Group, Inc.
2,300,000	9.950%, 11/10/2038	3,277,691
	Anheuser-Busch Companies, Inc.
1,150,000	6.450%, 9/1/2037	1,501,518
	Anheuser-Busch InBev Worldwide, Inc.
1,610,000	0.609%, 7/14/2014[b]	1,610,393
1,150,000	8.200%, 1/15/2039	1,736,338
	Community Health Systems, Inc.
300,000	8.875%, 7/15/2015	294,750
	HCA, Inc.
170,000	7.250%, 9/15/2020	171,700
330,000	7.500%, 2/15/2022	304,425
	JBS USA, LLC/JBS USA Finance, Inc.
260,000	11.625%, 5/1/2014	278,200
	Kraft Foods, Inc.
1,150,000	5.375%, 2/10/2020	1,301,479
1,150,000	7.000%, 8/11/2037	1,481,564
	Mylan, Inc.
270,000	7.875%, 7/15/2020[c]	282,150
	Reynolds Group Holdings, Ltd.
320,000	6.875%, 2/15/2021[c]	288,000
	Tenet Healthcare Corporation
170,000	8.875%, 7/1/2019	179,775
	UnitedHealth Group, Inc.
1,150,000	6.875%, 2/15/2038	1,504,665
1,150,000	5.700%, 10/15/2040	1,313,163

	Total Consumer Non-Cyclical	15,525,811

Energy (0.2%)
	Chesapeake Energy Corporation
310,000	9.500%, 2/15/2015	349,525
	Linn Energy, LLC
300,000	7.750%, 2/1/2021	300,000
	Newfield Exploration Company
210,000	5.750%, 1/30/2022	207,637
	Pioneer Natural Resources Company
160,000	7.500%, 1/15/2020	179,595
	Plains Exploration & Production Company
300,000	7.625%, 6/1/2018	307,500
	SandRidge Energy, Inc.
300,000	8.000%, 6/1/2018[c]	282,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.8%)	Value
Energy (0.2%) - continued
	Weatherford International, Ltd.
$2,300,000	6.750%, 9/15/2040	$2,452,895

	Total Energy	4,079,152

Financials (1.3%)
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[c]	232,583
	Ally Financial, Inc.
300,000	8.000%, 3/15/2020	277,686
	AXA SA
2,300,000	6.379%, 12/29/2049[c,d]	1,575,500
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[c]	227,238
	BBVA International Preferred SA Unipersonal
1,150,000	5.919%, 12/29/2049[d]	780,112
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[c]	229,153
	Cie de Financement Foncier
225,000	2.250%, 3/7/2014[c]	224,087
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[c]	221,558
	General Electric Capital Corporation
2,300,000	6.750%, 3/15/2032	2,625,613
	HCP, Inc.
2,300,000	6.750%, 2/1/2041	2,466,444
	Health Care REIT, Inc.
920,000	6.500%, 3/15/2041	872,748
	Icahn Enterprises, LP
235,000	8.000%, 1/15/2018	234,119
	International Bank for Reconstruction & Development
225,000	2.375%, 5/26/2015	237,281
	International Lease Finance Corporation
300,000	5.750%, 5/15/2016	266,644
	MetLife Capital Trust IV
2,300,000	7.875%, 12/15/2037[c]	2,265,500
	Prudential Financial, Inc.
2,300,000	6.200%, 11/15/2040	2,362,769
	QBE Capital Funding III, Ltd.
2,400,000	7.250%, 5/24/2041[c]	2,169,382
	Reinsurance Group of America, Inc.
1,150,000	6.750%, 12/15/2065	1,003,383
	Royal Bank of Canada
215,000	3.125%, 4/14/2015[c]	228,107
	Stoneheath RE
1,200,000	6.868%, 12/29/2049[d]	912,000
	Toronto-Dominion Bank
220,000	2.200%, 7/29/2015[c]	226,851
	XL Group plc
2,300,000	6.250%, 5/15/2027	2,357,569
1,150,000	6.500%, 12/29/2049[d]	902,750

	Total Financials	22,899,077

Foreign Government (<0.1%)
	Bank Nederlandse Gemeenten NV
315,000	4.375%, 2/16/2021[c]	354,834

Principal Amount	Long-Term Fixed Income (10.8%)	Value
Foreign Government (<0.1%) - continued
	Kommunalbanken AS
$225,000	2.750%, 5/5/2015[c]	$238,040
	Kreditanstalt fuer Wiederaufbau
120,000	0.240%, 6/17/2013[b]	119,937

	Total Foreign Government	712,811

Mortgage-Backed Securities (1.9%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
10,300,000	3.000%, 10/1/2026[e]	10,610,607
3,525,000	5.000%, 10/1/2041[e]	3,791,578
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
18,675,000	4.500%, 10/1/2041[e]	19,810,085

	Total Mortgage-Backed Securities	34,212,270

Technology (<0.1%)
	Freescale Semiconductor, Inc.
285,000	9.250%, 4/15/2018[c]	292,838
	Seagate HDD Cayman
340,000	7.750%, 12/15/2018[c]	333,200

	Total Technology	626,038

Transportation (<0.1%)
	Hertz Corporation
300,000	6.750%, 4/15/2019	272,250

	Total Transportation	272,250

U.S. Government and Agencies (1.5%)
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2012[c]	89,856
90,000	Zero Coupon, 1/7/2014[c]	88,295
	Federal Agricultural Mortgage Corporation
225,000	2.125%, 9/15/2015	234,985
	Federal Home Loan Banks
1,300,000	5.000%, 11/17/2017	1,565,249
	Federal Home Loan Mortgage Corporation
1,355,000	0.750%, 3/28/2013	1,362,847
430,000	2.500%, 1/7/2014	449,753
595,000	4.875%, 6/13/2018	711,574
	Federal National Mortgage Association
710,000	1.250%, 2/27/2014	722,505
325,000	4.375%, 10/15/2015	368,618
870,000	1.250%, 9/28/2016	868,371
255,000	6.250%, 5/15/2029	361,585
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	256,174
	U.S. Treasury Bonds
375,000	4.375%, 5/15/2041	484,455
	U.S. Treasury Bonds, TIPS
67,940	2.125%, 2/15/2040	86,204
	U.S. Treasury Notes
2,005,000	0.750%, 6/15/2014	2,024,425
5,150,000	2.500%, 4/30/2015	5,500,442
475,000	2.000%, 1/31/2016	499,418
650,000	2.625%, 2/29/2016	701,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.8%)	Value
U.S. Government and Agencies (1.5%) - continued
$1,550,000	3.250%, 3/31/2017	$1,729,219
4,290,000	3.125%, 5/15/2021	4,761,557
455,000	7.625%, 2/15/2025	732,834
1,275,000	4.375%, 5/15/2040	1,641,167
	U.S. Treasury Notes, TIPS
292,629	3.375%, 1/15/2012	295,075
366,798	2.000%, 1/15/2014	389,379
307,616	1.625%, 1/15/2015	331,024
317,953	0.500%, 4/15/2015	330,845
268,479	2.500%, 7/15/2016	308,561
343,360	2.625%, 7/15/2017	404,601
309,822	1.125%, 1/15/2021	338,166
77,903	2.375%, 1/15/2025	96,229

	Total U.S. Government and Agencies	27,734,448

Utilities (0.3%)
	AES Corporation
330,000	7.375%, 7/1/2021[c]	311,850
	Dominion Resources, Inc.
1,150,000	2.669%, 9/30/2066[b]	1,023,500
	Energy Transfer Partners, LP
637,000	6.625%, 10/15/2036	654,749
1,150,000	7.500%, 7/1/2038	1,248,398
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
300,000	6.500%, 8/15/2021	307,500
	Southern Union Company
2,300,000	7.200%, 11/1/2066	1,943,500

	Total Utilities	5,489,497

	Total Long-Term Fixed Income (cost $198,077,591)	197,579,565

Shares	Common Stock (7.8%)	Value
Consumer Discretionary (0.8%)
4,500	Amazon.com, Inc.[a]	973,035
6,209	Autoliv, Inc.	301,136
13,300	Big Lots, Inc.[a]	463,239
6,996	Buffalo Wild Wings, Inc.[a]	418,361
8,750	CBS Corporation	178,325
5,900	Charter Communications, Inc.[a]	276,356
27,957	Discovery Communications, Inc.[a]	1,051,742
4,602	Dollar Tree, Inc.[a]	345,656
27,835	Foot Locker, Inc.	559,205
31,539	Ford Motor Company[a]	304,982
8,690	Harley-Davidson, Inc.	298,328
24,093	Las Vegas Sands Corporation[a]	923,726
21,050	Lowe’s Companies, Inc.	407,107
22,496	Macy’s, Inc.	592,095
13,290	Omnicom Group, Inc.	489,604
2,954	Panera Bread Company[a]	307,039
56,049	Pier 1 Imports, Inc.[a]	548,159
1,900	Priceline.com, Inc.[a]	853,974
15,376	PVH Corporation	895,498
13,686	Signet Jewelers, Ltd.[a]	462,587
12,180	Time Warner Cable, Inc.	763,321
10,760	Viacom, Inc.	416,842
10,100	Williams-Sonoma, Inc.	310,979
1,500	WMS Industries, Inc.[a]	26,385

Shares	Common Stock (7.8%)	Value
Consumer Discretionary (0.8%) - continued
41,700	Yum! Brands, Inc.	$2,059,563

	Total Consumer Discretionary	14,227,244

Consumer Staples (0.7%)
19,560	Altria Group, Inc.	524,404
21,527	Anheuser-Busch InBev NV ADR	1,140,500
18,088	Corn Products International, Inc.	709,773
24,398	CVS Caremark Corporation	819,285
11,580	Diageo plc ADR	879,269
8,357	Diamond Foods, Inc.	666,805
11,212	Herbalife, Ltd.	600,963
32,009	Kraft Foods, Inc.	1,074,862
47,676	Philip Morris International, Inc.	2,974,029
7,289	TreeHouse Foods, Inc.[a]	450,752
63,200	Walgreen Company	2,078,648
11,430	Wal-Mart Stores, Inc.	593,217

	Total Consumer Staples	12,512,507

Energy (0.8%)
14,161	Alpha Natural Resources, Inc.[a]	250,508
11,570	Anadarko Petroleum Corporation	729,489
12,675	Apache Corporation	1,017,042
26,142	Arch Coal, Inc.	381,150
17,578	Baker Hughes, Inc.	811,400
12,990	Chevron Corporation	1,201,835
18,970	ConocoPhillips	1,201,180
46,821	ENSCO International plc ADR	1,892,973
18,900	Helix Energy Solutions Group, Inc.[a]	247,590
21,203	James River Coal Company[a]	135,063
85,300	Marathon Oil Corporation	1,840,774
5,909	National Oilwell Varco, Inc.	302,659
4,720	Occidental Petroleum Corporation	337,480
7,991	Oil States International, Inc.[a]	406,902
42,660	Patriot Coal Corporation[a]	360,904
24,890	Peabody Energy Corporation	843,273
40,458	Petroleum Geo-Services ASA[a]	406,750
7,500	Southwestern Energy Company[a]	249,975
15,681	Swift Energy Company[a]	381,676
138,950	Weatherford International, Ltd.[a]	1,696,580
5,500	Whiting Petroleum Corporation[a]	192,940

	Total Energy	14,888,143

Financials (0.9%)
14,860	ACE, Ltd.	900,516
5,843	Affiliated Managers Group, Inc.[a]	456,046
13,750	Aon Corporation	577,225
5,150	BlackRock, Inc.	762,251
10,620	Capital One Financial Corporation	420,871
9,992	Citigroup, Inc.	255,995
18,683	Duke Realty Corporation	196,172
6,600	Endurance Specialty Holdings, Ltd.	225,390
16,026	Equity One, Inc.	254,172
4,390	Goldman Sachs Group, Inc.	415,074
16,418	HCC Insurance Holdings, Inc.	444,107
21,598	Host Hotels & Resorts, Inc.	236,282
1,845	IntercontinentalExchange, Inc.[a]	218,190
88,570	J.P. Morgan Chase & Company	2,667,728
37,860	KKR & Company, LP	393,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (7.8%)	Value
Financials (0.9%) - continued
6,188	Lazard, Ltd.	$130,567
5,600	M&T Bank Corporation	391,440
11,100	MetLife, Inc.	310,911
12,300	NASDAQ OMX Group, Inc.[a]	284,622
6,700	Northern Trust Corporation	234,366
41,866	Ocwen Financial Corporation[a]	553,050
291,785	Popular, Inc.[a]	437,677
24,136	Principal Financial Group, Inc.	547,163
13,310	State Street Corporation	428,050
10,420	SVB Financial Group[a]	385,540
22,165	Texas Capital Bancshares, Inc.[a]	506,470
13,140	U.S. Bancorp	309,316
40,020	Unum Group	838,819
5,820	Vanguard REIT ETF	296,063
15,824	W.R. Berkley Corporation	469,815
76,800	Wells Fargo & Company	1,852,416
44,493	Zions Bancorporation	626,017

	Total Financials	17,026,065

Health Care (1.3%)
43,100	Abbott Laboratories	2,204,134
3,000	Alexion Pharmaceuticals, Inc.[a]	192,180
32,600	Align Technology, Inc.[a]	494,542
50,070	Baxter International, Inc.	2,810,930
8,022	C.R. Bard, Inc.	702,246
15,011	Covance, Inc.[a]	682,250
9,537	Coventry Health Care, Inc.[a]	274,761
16,450	Covidien plc	725,445
60,300	Eli Lilly and Company	2,229,291
29,543	Health Net, Inc.[a]	700,465
11,660	Johnson & Johnson	742,859
19,716	McKesson Corporation	1,433,353
64,200	Medtronic, Inc.	2,134,008
85,861	Mylan, Inc.[a]	1,459,637
83,056	Pfizer, Inc.	1,468,430
23,963	PSS World Medical, Inc.[a]	471,831
35,697	Thermo Fisher Scientific, Inc.[a]	1,807,696
10,200	Thoratec Corporation[a]	332,928
17,462	United Therapeutics Corporation[a]	654,650
15,788	UnitedHealth Group, Inc.	728,143
3,389	Varian Medical Systems, Inc.[a]	176,770
4,882	Vertex Pharmaceuticals, Inc.[a]	217,444
2,800	Waters Corporation[a]	211,372
12,441	Zimmer Holdings, Inc.[a]	665,593

	Total Health Care	23,520,958

Industrials (0.7%)
20,100	Boeing Company	1,216,251
12,350	Caterpillar, Inc.	911,924
7,303	Chicago Bridge and Iron Company	209,085
9,971	CSX Corporation	186,159
22,691	Deluxe Corporation	422,053
21,950	EMCOR Group, Inc.[a]	446,243
5,818	Expeditors International of Washington, Inc.	235,920
7,893	Fluor Corporation	367,419
23,867	FTI Consulting, Inc.[a]	878,544
16,000	GATX Corporation	495,840
71,250	General Electric Company	1,085,850
22,440	Harsco Corporation	435,112
10,821	Honeywell International, Inc.	475,150
93,859	Manitowoc Company, Inc.	629,794

Shares	Common Stock (7.8%)	Value
Industrials (0.7%) - continued
4,400	Manpower, Inc.	$147,928
14,317	Oshkosh Corporation[a]	225,350
9,072	Parker Hannifin Corporation	572,715
8,200	Republic Services, Inc.	230,092
21,134	Shaw Group, Inc.[a]	459,453
17,277	SPX Corporation	782,821
9,152	Teledyne Technologies, Inc.[a]	447,167
29,800	Textron, Inc.	525,672
6,900	Tyco International, Ltd.	281,175
9,954	United Technologies Corporation	700,363
14,480	WESCO International, Inc.[a]	485,804

	Total Industrials	12,853,884

Information Technology (2.1%)
22,805	Akamai Technologies, Inc.[a]	453,363
5,400	Alliance Data Systems Corporation[a]	500,580
9,536	Apple, Inc.[a]	3,634,932
51,500	Atmel Corporation[a]	415,605
3,100	Baidu.com, Inc. ADR[a]	331,421
88,816	Broadcom Corporation[a]	2,956,685
126,781	Brocade Communications[a]	547,694
29,070	Cisco Systems, Inc.	450,294
11,041	Cognizant Technology Solutions Corporation[a]	692,271
155,700	Corning, Inc.	1,924,452
24,650	eBay, Inc.[a]	726,928
66,800	EMC Corporation[a]	1,402,132
10,256	F5 Networks, Inc.[a]	728,689
4,732	Google, Inc.[a]	2,434,046
4,936	International Business Machines Corporation	863,948
13,507	Juniper Networks, Inc.[a]	233,131
7,600	Lam Research Corporation[a]	288,648
6,844	MasterCard, Inc.	2,170,643
111,488	Microsoft Corporation	2,774,936
54,677	Monster Worldwide, Inc.[a]	392,581
52,261	NVIDIA Corporation[a]	653,263
16,545	NXP Semiconductors NVa	233,615
149,550	Oracle Corporation	4,298,067
18,157	Plantronics, Inc.	516,567
19,691	Plexus Corporation[a]	445,410
28,250	QUALCOMM, Inc.	1,373,798
30,213	Quest Software, Inc.[a]	479,782
7,095	Red Hat, Inc.[a]	299,835
4,969	Salesforce.com, Inc.[a]	567,857
31,600	SuccessFactors, Inc.[a]	726,484
79,145	Teradyne, Inc.[a]	871,386
34,550	Texas Instruments, Inc.	920,758
43,163	TIBCO Software, Inc.[a]	966,420
20,900	ValueClick, Inc.[a]	325,204
21,850	VeriFone Systems, Inc.[a]	765,187
8,160	VMware, Inc.[a]	655,901
28,821	Xilinx, Inc.	790,848

	Total Information Technology	38,813,361

Materials (0.2%)
5,558	Albemarle Corporation	224,543
25,020	Dow Chemical Company	561,949
13,372	E.I. du Pont de Nemours and Company	534,479
87,551	Freeport-McMoRan Copper & Gold, Inc.	2,665,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (7.8%)	Value
Materials (0.2%) - continued
6,452	Sigma-Aldrich Corporation	$398,669
7,978	Silgan Holdings, Inc.	293,112
22,580	Steel Dynamics, Inc.	223,994

	Total Materials	4,902,674

Telecommunications Services (0.1%)
21,271	NII Holdings, Inc.[a]	573,254
22,769	Verizon Communications, Inc.	837,899

	Total Telecommunications Services	1,411,153

Utilities (0.2%)
14,900	CMS Energy Corporation	294,871
23,400	Exelon Corporation	997,074
37,140	NiSource, Inc.	794,053
20,292	NV Energy, Inc.	298,495
32,300	PNM Resources, Inc.	530,689
14,581	Southwest Gas Corporation	527,395
9,583	UGI Corporation	251,746

	Total Utilities	3,694,323

	Total Common Stock (cost $161,089,893)	143,850,312

Principal Amount	Short-Term Investments (14.7%)[f]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.010%, 10/11/2011[g]	4,999,986
25,000,000	0.036%, 10/21/2011[g]	24,999,500
5,000,000	0.010%, 11/4/2011[g]	4,999,953
85,000,000	0.023%, 11/16/2011[g]	84,997,477
39,000,000	0.020%, 11/18/2011[g]	38,998,960
20,000,000	0.020%, 11/23/2011[g]	19,999,411
3,000,000	0.015%, 12/28/2011[g]	2,999,890
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.010%, 10/24/2011[g]	4,999,968
15,000,000	0.035%, 11/14/2011[g]	14,999,358
8,000,000	0.020%, 11/28/2011[g]	7,999,742
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 11/10/2011[g]	4,999,889
30,000,000	0.024%, 12/21/2011[g]	29,998,369
9,000,000	0.020%, 12/28/2011[g]	8,999,560
12,600,000	0.099%, 2/22/2012[g,h]	12,595,084
	U.S. Treasury Bills
4,000,000	0.045%, 2/9/2012[h]	3,999,349

	Total Short-Term Investments (at amortized cost)	270,586,496

	Total Investments (cost $1,972,428,327) 101.7%	$1,871,777,057

	Other Assets and Liabilities, Net (1.7%)	(30,472,291)

	Total Net Assets 100.0%	$1,841,304,766

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $14,793,276 or 0.8% of total net assets.

d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At September 30, 2011, $16,594,433 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$18,433,821
Gross unrealized depreciation	(119,085,091)

Net unrealized appreciation (depreciation)	$(100,651,270)

Cost for federal income tax purposes	$1,972,428,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	346,402,787	346,402,787	–	–
Fixed Income Mutual Funds	913,357,897	913,357,897	–	–
Long-Term Fixed Income
Asset-Backed Securities	15,277,612	–	15,277,612	–
Basic Materials	5,550,937	–	5,550,937	–
Capital Goods	1,273,244	–	1,273,244	–
Collateralized Mortgage Obligations	17,234,484	–	17,234,484	–
Commercial Mortgage-Backed Securities	34,046,103	–	34,046,103	–
Communications Services	7,902,840	–	7,902,840	–
Consumer Cyclical	4,742,991	–	4,742,991	–
Consumer Non-Cyclical	15,525,811	–	15,525,811	–
Energy	4,079,152	–	4,079,152	–
Financials	22,899,077	–	22,899,077	–
Foreign Government	712,811	–	712,811	–
Mortgage-Backed Securities	34,212,270	–	34,212,270	–
Technology	626,038	–	626,038	–
Transportation	272,250	–	272,250	–
U.S. Government and Agencies	27,734,448	–	27,734,448	–
Utilities	5,489,497	–	5,489,497	–
Common Stock
Consumer Discretionary	14,227,244	14,227,244	–	–
Consumer Staples	12,512,507	12,512,507	–	–
Energy	14,888,143	14,481,393	406,750	–
Financials	17,026,065	17,026,065	–	–
Health Care	23,520,958	23,520,958	–	–
Industrials	12,853,884	12,853,884	–	–
Information Technology	38,813,361	38,813,361	–	–
Materials	4,902,674	4,902,674	–	–
Telecommunications Services	1,411,153	1,411,153	–	–
Utilities	3,694,323	3,694,323	–	–
Short-Term Investments	270,586,496	–	270,586,496	–

Total	$1,871,777,057	$1,403,204,246	$468,572,811	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,274,768	2,274,768	–	–

Total Asset Derivatives	$2,274,768	$2,274,768	$–	$–

Liability Derivatives
Futures Contracts	12,184,318	12,184,318	–	–

Total Liability Derivatives	$12,184,318	$12,184,318	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	December 2011	($55,108,613)	($55,050,783)	$57,830
5-Yr. U.S. Treasury Bond Futures	(585)	December 2011	(71,583,022)	(71,653,362)	(70,340)
Mini MSCI EAFE Index Futures	521	December 2011	36,951,629	35,078,930	(1,872,699)
Russell 2000 Index Mini-Futures	(77)	December 2011	(5,425,243)	(4,939,550)	485,693
S&P 400 Index Mini-Futures	(246)	December 2011	(20,892,185)	(19,160,940)	1,731,245
S&P 500 Index Futures	609	December 2011	181,674,779	171,433,500	(10,241,279)
Total Futures Contracts					($9,909,550)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Real Estate Securities	$28,695,550	$–	$–	1,980,178	$27,060,319	$–
Partner Small Cap Value	24,064,028	51,626	–	1,265,037	19,817,695	51,626
Small Cap Stock	20,449,739	–	–	1,614,844	16,498,377	–
Partner Mid Cap Value	28,491,230	61,770	–	2,133,199	24,082,959	61,770
Mid Cap Stock	35,852,618	16,352	–	2,927,221	29,567,273	16,352
Partner Worldwide Allocation	71,557,285	7,041,163	–	8,931,119	66,701,169	41,163
Partner International Stock	40,475,646	14,871	–	3,793,944	33,821,111	14,871
Large Cap Growth II	37,077,121	751,749	–	5,454,098	31,494,145	52,981
Large Cap Value	80,030,955	18,007	–	7,462,376	68,200,150	18,007
Large Cap Stock	23,174,261	2,739	–	2,726,514	19,837,297	2,739
Equity Income Plus	10,492,477	29,394	–	1,161,468	9,322,292	29,394
High Yield	66,783,491	20,718,557	7,058,700	16,742,637	74,491,341	4,122,535
Income	205,832,967	51,384,282	379,897	25,726,844	256,159,613	8,007,718
Limited Maturity Bond	475,692,869	112,787,340	905,908	59,919,684	582,706,943	9,351,393
Total Value and Income Earned	1,148,670,237				1,259,760,684	21,770,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Partner Technology Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (96.0%)	Value
Communications Equipment (7.5%)
20,736	Juniper Networks, Inc.[a]	$357,903
35,430	QUALCOMM, Inc.	1,722,961

	Total Communications Equipment	2,080,864

Computers & Peripherals (13.8%)
6,870	Apple, Inc.[a]	2,618,707
35,151	NetApp, Inc.[a]	1,193,025

	Total Computers & Peripherals	3,811,732

Consumer Discretionary (7.5%)
1,446	Amazon.com, Inc.[a]	312,669
27,090	Coinstar, Inc.[a,b]	1,083,600
1,664	Netflix, Inc.[a]	188,298
34,188	Pandora Media, Inc.[a,b]	500,854

	Total Consumer Discretionary	2,085,421

Electronic Equipment, Instruments & Components (5.4%)
27,398	Amphenol Corporation	1,117,016
15,449	DTS, Inc.[a]	383,599

	Total Electronic Equipment, Instruments & Components	1,500,615

Financials (2.8%)
6,426	IntercontinentalExchange, Inc.[a]	759,939

	Total Financials	759,939

Industrials (2.0%)
28,086	DigitalGlobe, Inc.[a]	545,711

	Total Industrials	545,711

Internet Software & Services (13.4%)
23,060	21Vianet Group, Inc. ADR[a]	228,755
6,954	Equinix, Inc.[a]	617,724
3,198	Google, Inc.[a]	1,644,987
29,468	Rackspace Hosting, Inc.[a]	1,006,038
11,044	Yandex NVa	225,408

	Total Internet Software & Services	3,722,912

IT Consulting & Services (6.2%)
11,922	Global Payments, Inc.	481,530
38,904	InterXion Holding NVa	459,456
42,207	iSoftstone Holdings, Ltd. ADR[a]	273,923
14,554	VeriFone Systems, Inc.[a]	509,681

	Total IT Consulting & Services	1,724,590

Materials (1.2%)
41,959	STR Holdings, Inc.[a,b]	340,288

	Total Materials	340,288

Semiconductors & Semiconductor Equipment (11.1%)
14,611	Altera Corporation	460,685
12,198	Cavium, Inc.[a]	329,468
49,995	NVIDIA Corporation[a]	624,937
22,171	Texas Instruments, Inc.	590,857

Shares	Common Stock (96.0%)	Value
Semiconductors & Semiconductor Equipment (11.1%) - continued
38,536	Xilinx, Inc.	$1,057,428

	Total Semiconductors & Semiconductor Equipment	3,063,375

Software (19.7%)
13,542	Citrix Systems, Inc.[a]	738,445
18,333	Microsoft Corporation	456,308
178	Opnet Technologies, Inc.	6,214
38,328	Oracle Corporation	1,101,547
50,493	RealD, Inc.[a,b]	472,110
18,243	Rovi Corporation[a]	784,084
9,088	Salesforce.com, Inc.[a]	1,038,577
37,917	SuccessFactors, Inc.[a]	871,712

	Total Software	5,468,997

Telecommunications Services (5.4%)
13,440	American Tower Corporation[a]	723,072
22,353	SBA Communications Corporation[a]	770,731

	Total Telecommunications Services	1,493,803

	Total Common Stock (cost $25,966,664)	26,598,247

Shares	Collateral Held for Securities Loaned (8.7%)	Value
2,410,675	Thrivent Financial Securities Lending Trust	2,410,675

	Total Collateral Held for Securities Loaned (cost $2,410,675)	2,410,675

	Total Investments (cost $28,377,339) 104.7%	$29,008,922

	Other Assets and Liabilities, Net (4.7%)	(1,293,199)

	Total Net Assets 100.0%	$27,715,723

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,111,740
Gross unrealized depreciation	(3,480,157)

Net unrealized appreciation (depreciation)	$631,583

Cost for federal income tax purposes	$28,377,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Partner Technology Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	2,080,864	2,080,864	–	–
Computers & Peripherals	3,811,732	3,811,732	–	–
Consumer Discretionary	2,085,421	2,085,421	–	–
Electronic Equipment, Instruments & Components	1,500,615	1,500,615	–	–
Financials	759,939	759,939	–	–
Industrials	545,711	545,711	–	–
Internet Software & Services	3,722,912	3,722,912	–	–
IT Consulting & Services	1,724,590	1,724,590	–	–
Materials	340,288	340,288	–	–
Semiconductors & Semiconductor Equipment	3,063,375	3,063,375	–	–
Software	5,468,997	5,468,997	–	–
Telecommunications Services	1,493,803	1,493,803	–	–
Collateral Held for Securities Loaned	2,410,675	2,410,675	–	–

Total	$29,008,922	$29,008,922	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$5,439,525	$21,347,713	$24,376,563	2,410,675	$2,410,675	$93,930
Total Value and Income Earned	5,439,525				2,410,675	93,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (99.3%)	Value
Biotechnology (26.1%)
11,971	Algeta ASA[a]	$349,188
9,440	Amgen, Inc.	518,728
33,882	ARIAD Pharmaceuticals, Inc.[a]	297,823
7,200	Biogen Idec, Inc.[a]	670,680
18,243	BioMarin Pharmaceutical, Inc.[a]	581,404
7,700	Celgene Corporation[a]	476,784
17,300	InterMune, Inc.[a]	349,460
16,100	Onyx Pharmaceuticals, Inc.[a]	483,161
17,200	Savient Pharmaceuticals, Inc.[a]	70,520
12,845	United Therapeutics Corporation[a]	481,559

	Total Biotechnology	4,279,307

Health Care Equipment (20.7%)
31,100	Aspen Pharmacare Holdings, Ltd.[a]	350,049
12,500	Covidien plc	551,250
14,433	Dexcom, Inc.[a]	173,196
3,863	Edwards Lifesciences Corporation[a]	275,355
9,389	Given Imaging, Ltd.[a]	141,680
2,898	HeartWare International, Inc.[a]	186,660
14,300	St. Jude Medical, Inc.	517,517
9,800	Stryker Corporation	461,874
8,747	Thoratec Corporation[a]	285,502
8,862	Varian Medical Systems, Inc.[a]	462,242

	Total Health Care Equipment	3,405,325

Health Care Supplies (2.1%)
22,673	Align Technology, Inc.[a]	343,949

	Total Health Care Supplies	343,949

Life Sciences Tools & Services (0.8%)
25,855	Sequenom, Inc.[a]	131,602

	Total Life Sciences Tools & Services	131,602

Pharmaceuticals (49.6%)
533,999	CFR Pharmaceuticals SAa	115,093
4,892	Dr. Reddy’s Laboratories, Ltd. ADR	145,782
64,537	GlaxoSmithKline plc	1,331,668
33,597	Hikma Pharmaceuticals plc	296,799
6,672	Hospira, Inc.[a]	246,864
21,000	Merck & Company, Inc.	686,910
34,900	Mylan, Inc.[a]	593,300
1,206	Nichi-iko Pharmaceutical Company, Ltd.	32,250
24,200	Novartis AG	1,351,852
7,540	Novo Nordisk A/S ADR	750,381
4,700	Perrigo Company	456,417
11,796	Pharmstandard GDR[a]	225,421
8,410	Roche Holding AG	1,358,316
5,071	Sawai Pharmaceutical Company, Ltd.	547,400

	Total Pharmaceuticals	8,138,453

	Total Common Stock (cost $16,095,595)	16,298,636

	Total Investments (cost $16,095,595) 99.3%	$16,298,636

	Other Assets and Liabilities, Net 0.7%	114,780

	Total Net Assets 100.0%	$16,413,416

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,203,429
Gross unrealized depreciation	(1,000,388)

Net unrealized appreciation (depreciation)	$203,041

Cost for federal income tax purposes	$16,095,595

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	4,279,307	3,930,119	349,188	–
Health Care Equipment	3,405,325	3,055,276	350,049	–
Health Care Supplies	343,949	343,949	–	–
Life Sciences Tools & Services	131,602	131,602	–	–
Pharmaceuticals	8,138,453	3,105,075	5,033,378	–

Total	$16,298,636	$10,566,021	$5,732,615	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Partner Natural Resources Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (92.4%)	Value
Coal & Consumable Fuels (11.7%)
39,114	Alpha Natural Resources, Inc.[a]	$691,927
61,800	Arch Coal, Inc.	901,044
86,277	Patriot Coal Corporation[a]	729,903
26,094	Peabody Energy Corporation	884,065
11,297	Uranium Energy Corporation Warrants, $3.95, expires 10/22/2011[a,b]	0

	Total Coal & Consumable Fuels	3,206,939

Consumer Staples (11.4%)
30,403	Archer-Daniels-Midland Company	754,298
13,710	Bunge, Ltd.	799,156
18,595	Corn Products International, Inc.	729,668
10,943	Diageo plc ADR	830,902

	Total Consumer Staples	3,114,024

Financials (16.8%)
10,035	Boston Properties, Inc.	894,119
17,086	Equity Residential	886,251
8,494	Public Storage, Inc.	945,807
8,779	Simon Property Group, Inc.	965,514
12,160	Vornado Realty Trust	907,379

	Total Financials	4,599,070

Integrated Oil & Gas (10.8%)
21,215	BP plc ADR	765,225
8,829	Chevron Corporation	816,859
9,882	Occidental Petroleum Corporation	706,563
30,026	Petroleo Brasileiro SA ADR	674,084

	Total Integrated Oil & Gas	2,962,731

Materials (11.0%)
4,998	CF Industries Holdings, Inc.	616,703
27,508	Freeport-McMoRan Copper & Gold, Inc.	837,618
12,900	Mosaic Company	631,713
15,675	Walter Energy, Inc.	940,657

	Total Materials	3,026,691

Oil & Gas Drilling (4.6%)
18,104	ENSCO International plc ADR	731,945
44,000	Nabors Industries, Ltd.[a]	539,440

	Total Oil & Gas Drilling	1,271,385

Oil & Gas Equipment & Services (14.5%)
13,691	Baker Hughes, Inc.	631,977
17,720	Cameron International Corporation[a]	736,089
15,001	Dril-Quip, Inc.[a]	808,704
70,624	Global Geophysical Services, Inc.[a]	562,873
12,622	Oil States International, Inc.[a]	642,712
48,500	Weatherford International, Ltd.[a]	592,185

	Total Oil & Gas Equipment & Services	3,974,540

Oil & Gas Exploration & Production (11.6%)
11,600	Anadarko Petroleum Corporation	731,380
8,088	Apache Corporation	648,981

Shares	Common Stock (92.4%)	Value
Oil & Gas Exploration & Production (11.6%) - continued
25,899	Plains Exploration & Production Company[a]	$588,166
22,300	Ultra Petroleum Corporation[a]	618,156
17,332	Whiting Petroleum Corporation[a]	608,007

	Total Oil & Gas Exploration & Production	3,194,690

	Total Common Stock (cost $34,444,395)	25,350,070

	Total Investments (cost $34,444,395) 92.4%	$25,350,070

	Other Assets and Liabilities, Net 7.6%	2,078,821

	Total Net Assets 100.0%	$27,428,891

a	Non-income producing security.
b	Security is fair valued.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$290,745
Gross unrealized depreciation	(9,385,070)

Net unrealized appreciation (depreciation)	$(9,094,325)

Cost for federal income tax purposes	$34,444,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Partner Natural Resources Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	3,206,939	3,206,939	–	–
Consumer Staples	3,114,024	3,114,024	–	–
Financials	4,599,070	4,599,070	–	–
Integrated Oil & Gas	2,962,731	2,962,731	–	–
Materials	3,026,691	3,026,691	–	–
Oil & Gas Drilling	1,271,385	1,271,385	–	–
Oil & Gas Equipment & Services	3,974,540	3,974,540	–	–
Oil & Gas Exploration & Production	3,194,690	3,194,690	–	–

Total	$25,350,070	$25,350,070	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Natural Resources Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Common Stock Coal & Consumable Fuels^	23,611	—	(23,611)	—	—	—	—	—
Total	$23,611	$—	($23,611)	$—	$—	$—	$—	$—

^ Securities in these sections are fair valued at $0.

* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on September 30, 2011 of ($23,611).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Partner Emerging Markets Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.3%)	Value
Brazil (17.2%)
77,072	Banco Bradesco SA ADR	$1,139,895
19,821	Lojas Renner SA	531,076
22,000	Multiplan Empreendimentos Imobiliarios SA	407,169
55,500	Petroleo Brasileiro SA PREF ADR	1,149,960
66,500	Souza Cruz SA	662,418
59,400	Ultrapar Participacoes SA	936,664
66,947	Vale SA SP PREF ADR	1,405,887

	Total Brazil	6,233,069

Chile (1.8%)
8,800	Banco Santander Chile SA ADR	646,624

	Total Chile	646,624

China (3.1%)
931,000	PetroChina Company, Ltd.	1,127,711

	Total China	1,127,711

Hong Kong (10.6%)
220,000	AIA Group, Ltd.	623,025
167,000	China Mobile, Ltd.	1,632,474
165,000	Hang Lung Group, Ltd.	840,724
60,000	Swire Pacific, Ltd., Class A	616,492
60,000	Swire Pacific, Ltd., Class B	123,100

	Total Hong Kong	3,835,815

Hungary (2.0%)
5,371	Richter Gedeon Nyrt	733,275

	Total Hungary	733,275

India (12.9%)
60,000	Bharti Airtel, Ltd.	460,915
6,500	GlaxoSmithKline Pharmaceuticals, Ltd.	276,616
2,200	Grasim Industries, Ltd.	104,825
4,350	Grasim Industries, Ltd. GDR	206,352
18,800	Hero Motocorp, Ltd.	744,249
58,000	Hindustan Unilever, Ltd.	402,501
70,050	Housing Development Finance Corporation	911,945
14,000	ICICI Bank, Ltd.	246,955
5,000	ICICI Bank, Ltd. ADR	173,600
11,000	Infosys, Ltd.	565,271
3,900	Infosys, Ltd. ADR	199,173
12,947	Ultra Tech Cement, Ltd.	300,976
2,484	Ultra Tech Cement, Ltd. GDR	57,902

	Total India	4,651,280

Indonesia (2.9%)
146,000	PT Astra International Tbk	1,043,680

	Total Indonesia	1,043,680

Luxembourg (1.6%)
22,100	Tenaris SA ADR	562,445

	Total Luxembourg	562,445

Malaysia (3.0%)
320,000	CIMB Group Holdings Berhad	693,506
96,500	Public Bank Berhad	371,651

	Total Malaysia	1,065,157

Shares	Common Stock (97.3%)	Value
Mexico (7.5%)
20,200	Fomento Economico Mexicano SAB de CV ADR	$1,309,364
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	338,096
274,128	Grupo Financiero Banorte SAB de CV ADR	810,218
120,300	Organizacion Soriana SAB de CVa	244,616

	Total Mexico	2,702,294

Philippines (2.5%)
1,523,700	Ayala Land, Inc.	503,286
312,897	Bank of the Philippine Islands	396,665

	Total Philippines	899,951

Poland (1.5%)
13,790	Bank Pekao SA	554,682

	Total Poland	554,682

Russia (2.6%)
18,400	LUKOIL ADR	927,369

	Total Russia	927,369

South Africa (3.4%)
29,047	Massmart Holdings, Ltd.	497,216
82,800	Truworths International, Ltd.	719,759

	Total South Africa	1,216,975

South Korea (5.6%)
1,670	E-Mart Company, Ltd.[a]	422,444
2,250	Samsung Electronics Company, Ltd.	1,072,601
1,570	Samsung Electronics Company, Ltd. GDR[a]	371,532
589	Shinsegae Company, Ltd.	136,059

	Total South Korea	2,002,636

Taiwan (5.5%)
194,400	Taiwan Mobile Company, Ltd.[b]	550,311
635,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,430,356

	Total Taiwan	1,980,667

Thailand (5.1%)
165,000	PTT Exploration & Production pcl	736,354
64,400	Siam Cement pcl	641,944
133,600	Siam Commercial Bank pcl	451,894

	Total Thailand	1,830,192

Turkey (5.3%)
262,833	Akbank TAS	1,030,867
17,799	BIM Birlesik Magazalar AS	489,969
101,000	Turkiye Garanti Bankasi AS	390,848

	Total Turkey	1,911,684

United Kingdom (3.2%)
11,515	SABMiller plc	370,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Partner Emerging Markets Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.3%)	Value
United Kingdom (3.2%) - continued
39,950	Standard Chartered plc	$797,007

	Total United Kingdom	1,167,839

	Total Common Stock (cost $36,019,835)	35,093,345

	Total Investments (cost $36,019,835) 97.3%	$35,093,345

	Other Assets and Liabilities, Net 2.7%	977,853

	Total Net Assets 100.0%	$36,071,198

a	Non-income producing security.
b	Security is fair valued.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,249,583
Gross unrealized depreciation	(4,176,073)

Net unrealized appreciation (depreciation)	$(926,490)

Cost for federal income tax purposes	$36,019,835

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,841,883	–	3,841,883	–
Consumer Staples	3,732,300	1,309,364	2,422,936	–
Energy	5,440,503	2,639,774	2,800,729	–
Financials	10,583,392	1,960,119	8,623,273	–
Health Care	1,009,891	–	1,009,891	–
Industrials	2,796,856	395,998	2,400,858	–
Information Technology	3,638,933	570,705	3,068,228	–
Materials	1,405,887	1,405,887	–	–
Telecommunications Services	2,643,700	–	2,093,389	550,311

Total	$35,093,345	$8,281,847	$26,261,187	$550,311

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	21	–	21	–

Total Liability Derivatives	$21	$–	$21	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Emerging Markets Portfolio.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Common Stock
Telecommunications Services	–	4,065	37,588	–	(17,090)	525,748	–	550,311

Total	$–	$4,065	$37,588	$–	($17,090)	$525,748	$–	$550,311

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on September 30, 2011 of $141,673.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Emerging Markets Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Hong Kong Dollar	SSB	237,474	10/3/2011	$30,474	$30,495	($21)
Total Sales				$30,474	$30,495	($21)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($21)

Counterparty
SSB	-	State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value
Diversified Real Estate Activities (0.1%)
15,714	Brookfield Asset Management, Inc.	$432,921

	Total Diversified Real Estate Activities	432,921

Diversified REITS (6.5%)
35,350	American Assets Trust, Inc.	634,533
65,552	Colonial Properties Trust	1,190,424
22,012	Excel Trust, Inc.	211,755
104,195	Liberty Property Trust[a]	3,033,116
16,500	PS Business Parks, Inc.	817,410
17,600	Retail Opportunity Investments Corporation[a]	195,008
168,275	Vornado Realty Trust	12,556,681
32,920	Washington Real Estate Investment Trust[a]	927,686
8,150	Winthrop Realty Trust	70,823

	Total Diversified REITS	19,637,436

Financials (4.6%)
10,767	Cohen & Steers Quality Income Realty Fund, Inc.	82,583
68,475	CubeSmart	584,092
263,155	DDR Corporation	2,868,390
417,238	Prologis, Inc.	10,118,021

	Total Financials	13,653,086

Hotels, Resorts & Cruise Lines (0.9%)
13,800	Gaylord Entertainment Company[b]	266,892
20,600	Marriott International, Inc.	561,144
37,021	Starwood Hotels & Resorts Worldwide, Inc.	1,437,155
35,869	Summit Hotel Properties, Inc.	253,235
8,600	Wyndham Worldwide Corporation	245,186

	Total Hotels, Resorts & Cruise Lines	2,763,612

Industrial REITS (1.4%)
213,253	DCT Industrial Trust, Inc.[a]	936,181
65,087	DuPont Fabros Technology, Inc.[a]	1,281,563
27,000	EastGroup Properties, Inc.	1,029,780
44,600	First Industrial Realty Trust, Inc.[a,b]	356,800
36,931	First Potomac Realty Trust	460,529

	Total Industrial REITS	4,064,853

Mortgage REITS (1.3%)
29,000	American Capital Agency Corporation	785,900
9,450	Apollo Commercial Real Estate Finance, Inc.	124,457
20,300	Colony Financial, Inc.[a]	262,276
12,650	CreXus Investment Corporation	112,332
65,053	Invesco Mortgage Capital, Inc.	919,199
12,832	Starwood Property Trust, Inc.	220,197
170,700	Two Harbors Investment Corporation	1,507,281

	Total Mortgage REITS	3,931,642

Office REITS (15.8%)
72,200	Alexandria Real Estate Equities, Inc.	4,432,358
137,317	BioMed Realty Trust, Inc.	2,275,343

Shares	Common Stock (99.4%)	Value
Office REITS (15.8%) - continued
150,977	Boston Properties, Inc.	$13,452,051
138,940	Brandywine Realty Trust[a]	1,112,909
29,602	CommonWealth REIT	561,550
15,800	Coresite Realty Corporation	226,730
66,705	Corporate Office Properties Trust	1,452,835
123,524	Digital Realty Trust, Inc.[a]	6,813,584
142,000	Douglas Emmett, Inc.[a]	2,428,200
200,900	Duke Realty Corporation[a]	2,109,450
29,050	Government Properties Income Trust	624,865
61,400	Highwoods Properties, Inc.	1,735,164
7,041	Hudson Pacific Properties, Inc.	81,887
65,161	Kilroy Realty Corporation[a]	2,039,539
54,958	Lexington Realty Trust	359,425
79,225	Mack-Cali Realty Corporation	2,119,269
21,800	Piedmont Office Realty Trust, Inc.	352,506
87,899	SL Green Realty Corporation	5,111,327

	Total Office REITS	47,288,992

Real Estate Operating Companies (0.7%)
101,300	Brookfield Office Properties, Inc.[a]	1,394,901
64,940	Forest City Enterprises, Inc.[b]	692,261

	Total Real Estate Operating Companies	2,087,162

Real Estate Services (0.1%)
24,800	CB Richard Ellis Group, Inc.[b]	333,808

	Total Real Estate Services	333,808

Residential REITS (19.6%)
86,100	American Campus Communities, Inc.	3,203,781
125,803	Apartment Investment & Management Company	2,782,762
36,500	Associated Estates Realty Corporation	564,290
95,640	AvalonBay Communities, Inc.[a]	10,907,742
68,577	BRE Properties, Inc.	2,903,550
83,437	Camden Property Trust	4,610,729
38,900	Campus Crest Communities, Inc.[a]	423,232
58,900	Education Realty Trust, Inc.	505,951
45,515	Equity Lifestyle Properties, Inc.	2,853,790
290,650	Equity Residential	15,076,016
45,200	Essex Property Trust, Inc.	5,425,808
43,475	Home Properties, Inc.[a]	2,467,641
31,412	Mid-America Apartment Communities, Inc.	1,891,631
42,376	Post Properties, Inc.	1,472,142
6,000	Sun Communities, Inc.	211,140
164,031	UDR, Inc.	3,631,646

	Total Residential REITS	58,931,851

Retail REITS (24.2%)
52,478	Acadia Realty Trust	981,339
121,280	CBL & Associates Properties, Inc.	1,377,741
36,681	Equity One, Inc.[a]	581,761
62,220	Federal Realty Investment Trust	5,127,550
340,008	General Growth Properties, Inc.	4,114,097
94,624	Glimcher Realty Trust	669,938
43,300	Inland Real Estate Corporation	316,090
334,125	Kimco Realty Corporation	5,021,899
60,100	Kite Realty Group Trust	219,966
135,142	Macerich Company	5,761,103
74,000	National Retail Properties, Inc.[a]	1,988,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value
Retail REITS (24.2%) - continued
17,300	Pennsylvania Real Estate Investment Trust[a]	$133,729
41,786	Ramco-Gershenson Properties Trust	342,645
25,925	Realty Income Corporation[a]	835,822
112,800	Regency Centers Corporation	3,985,224
7,714	Saul Centers, Inc.	260,810
304,590	Simon Property Group, Inc.	33,498,808
99,752	Tanger Factory Outlet Centers, Inc.	2,594,550
58,050	Taubman Centers, Inc.	2,920,495
92,800	Weingarten Realty Investors[a]	1,964,576

	Total Retail REITS	72,696,523

Specialized REITS (24.2%)
86,024	Ashford Hospitality Trust	603,888
19,495	Chatham Lodging Trust	193,390
35,165	Chesapeake Lodging Trust	424,442
41,250	Cogdell Spencer, Inc.	155,512
184,693	DiamondRock Hospitality Company	1,291,004
47,536	Entertainment Properties Trust[a]	1,852,953
106,035	Extra Space Storage, Inc.	1,975,432
90,300	FelCor Lodging Trust, Inc.[b]	210,399
321,979	HCP, Inc.	11,288,584
150,724	Health Care REIT, Inc.[a]	7,053,883
48,875	Healthcare Realty Trust, Inc.	823,544
152,300	Hersha Hospitality Trust	526,958
69,655	Hospitality Properties Trust	1,478,776
682,304	Host Hotels & Resorts, Inc.	7,464,406
77,138	LaSalle Hotel Properties	1,481,050
14,000	LTC Properties, Inc.	354,480
60,778	Medical Properties Trust, Inc.	543,963
74,700	Omega Healthcare Investors, Inc.	1,189,971
42,600	Pebblebrook Hotel Trust	666,690
21,809	Plum Creek Timber Company, Inc.	756,990
136,132	Public Storage, Inc.	15,158,298
32,850	Rayonier, Inc. REIT	1,208,552
25,800	RLJ Lodging Trust	329,466
18,133	Sabra Healthcare REIT, Inc.	172,989
104,606	Senior Housing Property Trust	2,253,213
9,700	Sovran Self Storage, Inc.	360,549
80,380	Strategic Hotel Capital, Inc.[b]	346,438
107,300	Sunstone Hotel Investors, Inc.[b]	610,537
239,243	Ventas, Inc.	11,818,604

	Total Specialized REITS	72,594,961

	Total Common Stock (cost $304,478,942)	298,416,847

Principal Amount	Long-Term Fixed Income (<0.1%)	Value
Collateralized Mortgage Obligations (<0.1%)
	Deutsche Alt-A Securities, Inc.
44,338	5.888%, 6/25/2036	32,609

Principal Amount	Long-Term Fixed Income (<0.1%)	Value
Collateralized Mortgage Obligations (<0.1%) - continued
	Impac Secured Assets Corporation
$152,172	0.345%, 2/25/2037[c]	$105,876

	Total Collateralized Mortgage Obligations	138,485

	Total Long-Term Fixed Income (cost $189,722)	138,485

Shares	Collateral Held for Securities Loaned (8.6%)	Value
25,714,935	Thrivent Financial Securities Lending Trust	25,714,935

	Total Collateral Held for Securities Loaned (cost $25,714,935)	25,714,935

	Total Investments (cost $330,383,599) 108.0%	$324,270,267

	Other Assets and Liabilities, Net (8.0%)	(23,911,528)

	Total Net Assets 100.0%	$300,358,739

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$46,122,951
Gross unrealized depreciation	(52,236,283)

Net unrealized appreciation (depreciation)	$(6,113,332)

Cost for federal income tax purposes	$330,383,599

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	432,921	432,921	–	–
Diversified REITS	19,637,436	19,637,436	–	–
Financials	13,653,086	13,653,086	–	–
Hotels, Resorts & Cruise Lines	2,763,612	2,763,612	–	–
Industrial REITS	4,064,853	4,064,853	–	–
Mortgage REITS	3,931,642	3,931,642	–	–
Office REITS	47,288,992	47,288,992	–	–
Real Estate Operating Companies	2,087,162	2,087,162	–	–
Real Estate Services	333,808	333,808	–	–
Residential REITS	58,931,851	58,931,851	–	–
Retail REITS	72,696,523	72,696,523	–	–
Specialized REITS	72,594,961	72,594,961	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	138,485	–	138,485	–
Collateral Held for Securities Loaned	25,714,935	25,714,935	–	–

Total	$324,270,267	$324,131,782	$138,485	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$28,278,375	$184,022,055	$186,585,495	25,714,935	$25,714,935	$44,773
Total Value and Income Earned	28,278,375				25,714,935	44,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Utilities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (89.0%)	Value
Alternative Carriers (2.4%)
13,307	TW Telecom, Inc.[a]	$219,832

	Total Alternative Carriers	219,832

Consumer Discretionary (4.8%)
10,455	Comcast Corporation	218,510
3,633	Time Warner Cable, Inc.	227,680

	Total Consumer Discretionary	446,190

Electric Utilities (31.5%)
3,700	American Electric Power
	Company, Inc.	140,674
7,375	Cleco Corporation	251,783
3,456	Edison International, Inc.	132,192
3,300	Exelon Corporation	140,613
3,200	FirstEnergy Corporation	143,712
14,300	Great Plains Energy, Inc.	275,990
3,717	ITC Holdings Corporation	287,807
2,316	NextEra Energy, Inc.	125,110
22,740	NV Energy, Inc.	334,505
22,784	PNM Resources, Inc.	374,341
10,534	Portland General Electric
	Company	249,551
4,800	PPL Corporation	136,992
9,382	UniSource Energy Corporation	338,596

	Total Electric Utilities	2,931,866

Energy (2.3%)
5,294	Energen Corporation	216,472

	Total Energy	216,472

Gas Utilities (9.1%)
6,345	AGL Resources, Inc.	258,495
8,653	Southwest Gas Corporation	312,979
10,349	UGI Corporation	271,868

	Total Gas Utilities	843,342

Independent Power Producers & Energy Traders (11.5%)
9,901	AES Corporation[a]	96,634
22,175	Calpine Corporation[a]	312,224
8,095	Constellation Energy Group, Inc.	308,095
16,500	NRG Energy, Inc.[a]	349,965

	Total Independent Power Producers & Energy Traders	1,066,918

Multi-Utilities (20.1%)
8,578	Alliant Energy Corporation	331,797
11,059	Avista Corporation	263,757
17,383	CMS Energy Corporation	344,010
2,815	Dominion Resources, Inc.	142,917
5,269	DTE Energy Company	258,286
5,121	OGE Energy Corporation	244,733
4,100	Public Service Enterprise Group, Inc.	136,817
5,878	Xcel Energy, Inc.	145,128

	Total Multi-Utilities	1,867,445

Water Utilities (2.9%)
9,087	American Water Works
	Company, Inc.	274,246

	Total Water Utilities	274,246

Shares	Common Stock (89.0%)	Value
Wireless Telecommunication Services (4.4%)
6,483	NII Holdings, Inc.[a]	$174,717
6,714	SBA Communications Corporation[a]	231,499

	Total Wireless Telecommunication Services	406,216

	Total Common Stock (cost $8,301,491)	8,272,527

	Total Investments (cost $8,301,491) 89.0%	$8,272,527

	Other Assets and Liabilities, Net 11.0%	1,027,051

	Total Net Assets 100.0%	$9,299,578

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$399,774
Gross unrealized depreciation	(428,738)

Net unrealized appreciation (depreciation)	$(28,964)

Cost for federal income tax purposes	$8,301,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Utilities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Utilities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Alternative Carriers	219,832	219,832	–	–
Consumer Discretionary	446,190	446,190	–	–
Electric Utilities	2,931,866	2,931,866	–	–
Energy	216,472	216,472	–	–
Gas Utilities	843,342	843,342	–	–
Independent Power Producers & Energy Traders	1,066,918	1,066,918	–	–
Multi-Utilities	1,867,445	1,867,445	–	–
Water Utilities	274,246	274,246	–	–
Wireless Telecommunication Services	406,216	406,216	–	–

Total	$8,272,527	$8,272,527	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (95.6%)	Value
Consumer Discretionary (16.0%)
1,550	7 Days Group Holdings, Ltd. ADR[a]	$19,623
13,900	Ann, Inc.[a]	317,476
15,540	Asbury Automotive Group, Inc.[a]	256,255
22,790	BJ’s Restaurants, Inc.[a]	1,005,267
16,300	Body Central Corporation[a]	296,008
48,340	Bravo Brio Restaurant Group, Inc.[a]	804,378
67,780	Brunswick Corporation	951,631
4,880	Buffalo Wild Wings, Inc.[a]	291,824
8,710	Children’s Place Retail Stores, Inc.[a]	405,276
9,050	Cracker Barrel Old Country Store, Inc.	362,724
74,360	Crocs, Inc.[a]	1,760,101
16,730	Deckers Outdoor Corporation[a]	1,560,240
4,810	DineEquity, Inc.[a]	185,137
27,870	DSW, Inc.	1,287,037
33,920	Express, Inc.	688,237
106,570	Finish Line, Inc.	2,130,334
55,632	Gaylord Entertainment Company[a,b]	1,075,923
38,040	GNC Holdings, Inc.[a,b]	765,365
8,240	Imax Corporation[a]	119,315
6,070	Joseph A. Bank Clothiers, Inc.[a,b]	283,044
9,620	Krispy Kreme Doughnuts, Inc.[a]	65,608
5,140	Maidenform Brands, Inc.[a]	120,328
70,410	Meritage Homes Corporation[a]	1,066,007
8,440	Oxford Industries, Inc.	289,492
17,420	Polaris Industries, Inc.	870,477
125,460	Saks, Inc.[a,b]	1,097,775
170,360	Scientific Games Corporation[a]	1,212,963
17,690	Select Comfort Corporation[a]	247,129
9,640	Skullcandy, Inc.[a,b]	136,213
4,500	SodaStream International, Ltd.[a,b]	148,725
96,460	Sonic Automotive, Inc.[b]	1,040,803
47,780	Sotheby’s Holdings, Inc.	1,317,295
44,460	Steven Madden, Ltd.[a]	1,338,246
42,520	Tenneco, Inc.[a]	1,088,937
46,910	True Religion Apparel, Inc.[a]	1,264,694
5,740	Ulta Salon Cosmetics & Fragrance, Inc.[a]	357,200
9,370	Vitamin Shoppe, Inc.[a]	350,813
232,380	Wet Seal, Inc.[a]	1,041,063

	Total Consumer Discretionary	27,618,963

Consumer Staples (2.5%)
3,480	Boston Beer Company, Inc.[a,b]	252,996
42,080	Hain Celestial Group, Inc.[a]	1,285,544
13,290	TreeHouse Foods, Inc.[a]	821,854
54,390	United Natural Foods, Inc.[a]	2,014,605

	Total Consumer Staples	4,374,999

Energy (7.1%)
14,160	Basic Energy Services, Inc.[a]	200,506
17,130	Brigham Exploration Company[a]	432,704
59,330	Carrizo Oil & Gas, Inc.[a]	1,278,561
38,240	CVR Energy, Inc.[a]	808,394
23,960	Dril-Quip, Inc.[a]	1,291,684
52,230	Energy XXI Ltd.[a]	1,120,333
8,930	GeoResources, Inc.[a]	158,865
58,830	Gulfport Energy Corporation[a]	1,422,509
19,570	James River Coal Company[a,b]	124,661
118,363	Key Energy Services, Inc.[a]	1,123,265
7,600	Kodiak Oil & Gas Corporation[a]	39,596

Shares	Common Stock (95.6%)	Value
Energy (7.1%) - continued
7,290	Lufkin Industries, Inc.	$387,901
80,010	Northern Oil and Gas, Inc.[a,b]	1,551,394
63,260	Patriot Coal Corporation[a,b]	535,180
21,990	Rex Energy Corporation[a,b]	278,173
60,187	Swift Energy Company[a]	1,464,951

	Total Energy	12,218,677

Financials (7.3%)
46,126	Bank of the Ozarks, Inc.[b]	965,417
51,320	DFC Global Corporation[a]	1,121,342
27,360	Endurance Specialty Holdings, Ltd.	934,344
51,500	Extra Space Storage, Inc.	959,445
2,950	Harleysville Group, Inc.	173,637
3,850	IBERIABANK Corporation	181,181
99,659	Knight Capital Group, Inc.[a]	1,211,853
64,020	LaSalle Hotel Properties	1,229,184
16,480	MarketAxess Holdings, Inc.	428,810
40,371	Ocwen Financial Corporation[a]	533,301
60,190	Oritani Financial Corporation	774,043
20,250	Signature Bank[a]	966,533
5,930	Sovran Self Storage, Inc.	220,418
170,750	Strategic Hotel Capital, Inc.[a]	735,933
40,500	Tanger Factory Outlet Centers, Inc.	1,053,405
43,020	Texas Capital Bancshares, Inc.[a]	983,007
15,390	Umpqua Holdings Corporation	135,278

	Total Financials	12,607,131

Health Care (20.0%)
24,110	Achillion Pharmaceuticals, Inc.[a]	113,799
6,470	Air Methods Corporation[a]	411,945
3,480	AMERIGROUP Corporation[a]	135,755
97,860	ARIAD Pharmaceuticals, Inc.[a,b]	860,189
22,980	ArthroCare Corporation[a]	661,135
13,900	Aveo Pharmaceuticals, Inc.[a,b]	213,921
38,730	Catalyst Health Solutions, Inc.[a]	2,234,334
51,320	Cepheid, Inc.[a]	1,992,756
24,940	Chemed Corporation	1,370,702
6,030	Computer Programs and Systems, Inc.	398,884
34,740	Cubist Pharmaceuticals, Inc.[a]	1,227,017
12,300	Cyberonics, Inc.[a]	348,090
42,760	Healthsouth Corporation[a]	638,407
49,650	Healthspring, Inc.[a]	1,810,239
66,161	HMS Holding Corporation[a]	1,613,667
6,710	ICON plc ADR[a]	107,897
77,930	Impax Laboratories, Inc.[a]	1,395,726
81,220	Incyte Corporation[a,b]	1,134,643
47,060	Ironwood Pharmaceuticals, Inc.[a]	508,248
40,000	Medicis Pharmaceutical Corporation	1,459,200
28,170	Medivation, Inc.[a]	478,327
14,140	Mednax, Inc.[a]	885,730
94,590	NPS Pharmaceuticals, Inc.[a]	615,781
24,410	NuVasive, Inc.[a,b]	416,679
24,120	NxStage Medical, Inc.[a,b]	503,143
52,760	Onyx Pharmaceuticals, Inc.[a]	1,583,328
28,630	Optimer Pharmaceuticals, Inc.[a,b]	396,239
8,750	Orthofix International NVa	301,962
11,740	PAREXEL International Corporation[a]	222,238
9,790	Pharmasset, Inc.[a]	806,402
42,300	PSS World Medical, Inc.[a]	832,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (95.6%)	Value
Health Care (20.0%) - continued
4,450	QLT, Inc.[a]	$32,529
22,400	Quality Systems, Inc.[b]	2,172,800
64,710	Questcor Pharmaceuticals, Inc.[a]	1,763,995
29,560	Salix Pharmaceuticals, Ltd.[a]	874,976
24,290	Sirona Dental Systems, Inc.[a]	1,030,139
10,310	SXC Health Solutions Corporation[a,b]	574,267
26,350	Targacept, Inc.[a]	395,250
43,080	Volcano Corporation[a]	1,276,460
22,140	Wellcare Health Plans, Inc.[a]	840,877

	Total Health Care	34,640,563

Industrials (17.3%)
71,480	Actuant Corporation	1,411,730
25,150	Alaska Air Group, Inc.[a]	1,415,694
114,830	Avis Budget Group, Inc.[a]	1,110,406
44,560	Belden, Inc.	1,149,202
20,420	Chart Industries, Inc.[a]	861,111
49,670	Clean Harbors, Inc.[a]	2,548,071
30,790	Copa Holdings SA	1,886,503
11,720	EnPro Industries, Inc.[a]	347,850
5,890	ESCO Technologies, Inc.	150,195
47,990	Genesee & Wyoming, Inc.[a]	2,232,495
116,770	GrafTech International, Ltd.[a]	1,482,979
24,280	Greenbrier Companies, Inc.[a]	282,862
34,990	Herman Miller, Inc.	624,921
72,290	Hexcel Corporation[a,b]	1,601,946
57,040	Hub Group, Inc.[a]	1,612,521
15,440	Huron Consulting Group, Inc.[a]	480,647
24,550	Kforce, Inc.[a]	240,836
8,700	Middleby Corporation[a]	613,002
26,190	Polypore International, Inc.[a]	1,480,259
3,030	RBC Bearings, Inc.[a]	102,990
32,953	Robbins & Myers, Inc.	1,143,799
62,990	Titan International, Inc.[b]	944,850
41,790	Triumph Group, Inc.	2,036,845
106,980	TrueBlue, Inc.[a]	1,212,083
39,910	WESCO International, Inc.[a]	1,338,980
56,716	Woodward, Inc.	1,554,018

	Total Industrials	29,866,795

Information Technology (22.2%)
48,680	ADTRAN, Inc.	1,288,073
26,700	Ancestry.com, Inc.[a,b]	627,450
29,360	Anixter International, Inc.	1,392,838
9,980	ANSYS, Inc.[a]	489,419
67,770	Ariba, Inc.[a]	1,877,907
16,260	Bottomline Technologies, Inc.[a]	327,476
45,940	Broadsoft, Inc.[a,b]	1,394,279
63,060	Cavium, Inc.[a,b]	1,703,251
55,177	Ceva, Inc.[a]	1,341,353
122,300	Cirrus Logic, Inc.[a]	1,802,702
5,870	Coherent, Inc.[a]	252,175
26,590	Concur Technologies, Inc.[a,b]	989,680
20,380	Electronics for Imaging, Inc.[a]	274,518
58,530	Fairchild Semiconductor International, Inc.[a]	632,124
63,850	Finisar Corporation[a,b]	1,119,929
15,400	GSI Group, Inc.[a]	118,272
52,376	Heartland Payment Systems, Inc.	1,032,855
8,630	Hittite Microwave Corporation[a]	420,281
13,810	InterDigital, Inc.[b]	643,270
31,620	J2 Global Communication, Inc.	850,578
42,110	Jack Henry & Associates, Inc.	1,220,348

Shares	Common Stock (95.6%)	Value
Information Technology (22.2%) - continued
14,180	Kenexa Corporation[a]	$221,775
62,858	NETGEAR, Inc.[a]	1,627,394
11,150	Netlogic Microsystems, Inc.[a]	536,426
22,790	NetQin Mobile, Inc. ADR[a]	87,286
52,510	OmniVision Technologies, Inc.[a]	737,240
14,600	OpenTable, Inc.[a,b]	671,746
29,590	Plexus Corporation[a]	669,326
31,700	Power Integrations, Inc.	970,337
61,310	QLIK Technologies, Inc.[a]	1,327,975
34,930	RightNow Technologies, Inc.[a]	1,154,436
12,560	Rofin-Sinar Technologies, Inc.[a]	241,152
134,700	Sapient Corporation	1,365,858
46,280	Semtech Corporation[a]	976,508
78,390	SuccessFactors, Inc.[a,b]	1,802,186
51,300	Synchronoss Technologies, Inc.[a,b]	1,277,883
77,780	Taleo Corporation[a]	2,000,502
88,590	Teradyne, Inc.[a]	975,376
47,120	Ultratech, Inc.[a]	808,108
31,090	VeriFone Systems, Inc.[a]	1,088,772

	Total Information Technology	38,339,064

Materials (2.7%)
31,820	Allied Nevada Gold Corporation[a]	1,139,474
5,200	Domtar Corporation	354,484
14,750	KapStone Paper and Packaging Corporation[a]	204,878
138,450	Louisiana-Pacific Corporation[a]	706,095
15,590	LSB Industries, Inc.[a]	446,965
16,700	Noranda Aluminum Holding Corporation[a]	139,445
16,879	Rock-Tenn Company	821,670
141,790	Thompson Creek Metals Company, Inc.[a]	860,665

	Total Materials	4,673,676

Telecommunications Services (0.5%)
59,170	Cogent Communications Group, Inc.[a]	795,837

	Total Telecommunications Services	795,837

Utilities (<0.1%)
5,532	Artesian Resources Corporation[b]	96,865

	Total Utilities	96,865

	Total Common Stock (cost $172,484,272)	165,232,570

Shares	Collateral Held for Securities Loaned (13.8%)	Value
23,815,974	Thrivent Financial Securities Lending Trust	23,815,974

	Total Collateral Held for Securities Loaned (cost $23,815,974)	23,815,974

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Short-Term Investments (1.2%)[c]	Value
	Federal National Mortgage Association Discount Notes
2,000,000	0.020%, 12/21/2011[d]	$1,999,910

	Total Short-Term Investments (at amortized cost)	1,999,910

	Total Investments (cost $198,300,156) 110.6%	$191,048,454

	Other Assets and Liabilities, Net (10.6%)	(18,237,850)

	Total Net Assets 100.0%	$172,810,604

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,532,382
Gross unrealized depreciation	(24,784,084)

Net unrealized appreciation (depreciation)	$(7,251,702)

Cost for federal income tax purposes	$198,300,156

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	27,618,963	27,618,963	–	–
Consumer Staples	4,374,999	4,374,999	–	–
Energy	12,218,677	12,218,677	–	–
Financials	12,607,131	12,607,131	–	–
Health Care	34,640,563	34,640,563	–	–
Industrials	29,866,795	29,866,795	–	–
Information Technology	38,339,064	38,339,064	–	–
Materials	4,673,676	4,673,676	–	–
Telecommunications Services	795,837	795,837	–	–
Utilities	96,865	96,865	–	–
Collateral Held for Securities Loaned	23,815,974	23,815,974	–	–
Short-Term Investments	1,999,910	–	1,999,910	–

Total	$191,048,454	$189,048,544	$1,999,910	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial
Securities Lending Trust	$29,124,371	$119,577,399	$124,885,796	23,815,974	$23,815,974	$94,228
Total Value and Income Earned	29,124,371				23,815,974	94,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (13.3%)
210,600	Aaron’s, Inc.	$5,317,650
31,000	Ascent Capital Group, Inc.[a]	1,218,920
30,700	Brunswick Corporation	431,028
53,500	CSS Industries, Inc.	892,380
59,100	Dorman Products, Inc.[a]	1,955,028
100,000	Drew Industries, Inc.[b]	1,998,000
60,000	Ethan Allen Interiors, Inc.[b]	816,600
86,300	Fred’s, Inc.[b]	919,958
96,000	Haverty Furniture Companies, Inc.	959,040
42,000	Hooker Furniture Corporation	380,100
66,200	M/I Homes, Inc.[a]	397,862
90,000	MarineMax, Inc.[a]	582,300
47,500	Matthews International Corporation	1,461,100
74,600	Men’s Wearhouse, Inc.	1,945,568
106,600	Meritage Homes Corporation[a]	1,613,924
191,000	Orient-Express Hotels, Ltd.[a]	1,319,810
516,639	Sealy Corporation[a,b]	764,626
148,000	Shiloh Industries, Inc.	1,327,560
62,100	Stanley Furniture Company, Inc.[a]	183,195
161,000	Stein Mart, Inc.	1,006,250
64,500	Steven Madden, Ltd.[a]	1,941,450
113,400	Winnebago Industries, Inc.[a,b]	784,728

	Total Consumer Discretionary	28,217,077

Consumer Staples (0.6%)
242,300	Alliance One International, Inc.[a]	591,212
27,900	Nash Finch Company	751,347

	Total Consumer Staples	1,342,559

Energy (4.6%)
8,800	Carbo Ceramics, Inc.	902,264
90,900	Cloud Peak Energy, Inc.[a]	1,540,755
63,000	Forest Oil Corporation[a]	907,200
86,500	Gulf Island Fabrication, Inc.	1,788,820
250,000	Hercules Offshore, Inc.[a]	730,000
20,300	Overseas Shipholding Group, Inc.[b]	278,922
127,900	Penn Virginia Corporation	712,403
49,300	Swift Energy Company[a]	1,199,962
178,800	Tetra Technologies, Inc.[a]	1,380,336
44,833	Venoco, Inc.[a]	394,979

	Total Energy	9,835,641

Financials (22.5%)
86,300	Alterra Capital Holdings, Ltd.	1,637,111
197,000	Ares Capital Corporation	2,712,690
185,100	CBL & Associates Properties, Inc.[b]	2,102,736
127,500	Cedar Shopping Centers, Inc.	396,525
96,000	Columbia Banking System, Inc.	1,374,720
82,200	Cousins Properties, Inc.	480,870
84,400	East West Bancorp, Inc.	1,258,404
48,500	Employers Holdings, Inc.	618,860
56,400	First Opportunity Fund, Inc.[a]	340,656
77,500	First Potomac Realty Trust	966,425
100,000	Glacier Bancorp, Inc.[b]	937,000
45,300	Gladstone Capital Corporation[b]	310,758
77,000	Hatteras Financial Corporation	1,937,320
128,000	Hercules Technology Growth Capital, Inc.	1,090,560
81,000	Home Bancshares, Inc.	1,718,820

Shares	Common Stock (97.3%)	Value
Financials (22.5%) - continued
19,400	iShares Russell 2000 Value Index Fund[b]	$1,106,382
56,400	JMP Group, Inc.	327,684
57,600	Kilroy Realty Corporation	1,802,880
260,000	Kite Realty Group Trust	951,600
82,500	LaSalle Hotel Properties	1,584,000
3,800	Markel Corporation[a]	1,357,094
103,000	Meadowbrook Insurance Group, Inc.	917,730
75,200	National Interstate Corporation	1,652,896
43,000	Pebblebrook Hotel Trust	672,950
177,000	PennantPark Investment Corporation[b]	1,578,840
25,300	Piper Jaffray Companies[a]	453,629
43,000	Potlatch Corporation	1,355,360
70,900	ProAssurance Corporation	5,106,218
55,400	Radian Group, Inc.[b]	121,326
153,300	Redwood Trust, Inc.[b]	1,712,361
125,000	Safeguard Scientifics, Inc.[a]	1,875,000
114,000	Sandy Spring Bancorp, Inc.	1,667,820
53,300	SeaBright Holdings, Inc.	383,760
53,000	SVB Financial Group[a]	1,961,000
296,600	Western Alliance Bancorp[a]	1,625,368
61,400	Wintrust Financial Corporation[b]	1,584,734

	Total Financials	47,682,087

Health Care (5.3%)
37,800	Angiodynamics, Inc.[a]	496,692
6,700	Atrion Corporation	1,389,513
77,000	Infinity Pharmaceuticals, Inc.[a,b]	542,850
842,100	Lexicon Pharmaceuticals, Inc.[a,b]	774,648
32,500	National Healthcare Corporation	1,049,750
110,500	Owens & Minor, Inc.	3,147,040
90,500	Triple-S Management Corporation[a]	1,515,875
61,100	West Pharmaceutical Services, Inc.[b]	2,266,810

	Total Health Care	11,183,178

Industrials (24.8%)
57,000	A.O. Smith Corporation	1,825,710
35,800	Alaska Air Group, Inc.[a]	2,015,182
38,700	Applied Industrial Technologies, Inc.	1,051,092
22,200	Astec Industries, Inc.[a]	650,016
145,000	Beacon Roofing Supply, Inc.[a,b]	2,318,550
47,500	Belden, Inc.	1,225,025
25,500	Cascade Corporation	851,445
19,300	Circor International, Inc.	566,841
33,800	Colfax Corporation[a,b]	684,788
87,200	Comfort Systems USA, Inc.	725,504
35,000	Courier Corporation	228,900
67,500	Dolan Company[a]	606,825
17,400	Franklin Electric Company, Inc.	631,272
24,500	FTI Consulting, Inc.[a]	901,845
62,000	G & K Services, Inc.	1,583,480
84,400	Genesee & Wyoming, Inc.[a]	3,926,288
107,100	Gibraltar Industries, Inc.[a]	869,652
113,000	Greenbrier Companies, Inc.[a]	1,316,450
64,500	Hub Group, Inc.[a]	1,823,415
54,300	IDEX Corporation	1,691,988
93,500	Insituform Technologies, Inc.[a]	1,082,730
48,500	Kaman Corporation	1,350,725
95,800	Kforce, Inc.[a]	939,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.3%)	Value
Industrials (24.8%) - continued
84,800	Kirby Corporation[a]	$4,463,872
56,000	Kratos Defense & Security Solutions, Inc.[a,b]	376,320
112,200	McGrath Rentcorp	2,669,238
40,800	Mine Safety Appliances Company	1,099,968
118,200	Navigant Consulting, Inc.[a]	1,095,714
59,000	Nordson Corporation	2,344,660
13,900	RBC Bearings, Inc.[a]	472,461
70,800	Robbins & Myers, Inc.	2,457,468
96,000	SkyWest, Inc.	1,104,960
52,300	Sterling Construction Company, Inc.[a]	584,191
43,050	Sun Hydraulics Corporation	877,359
46,500	Universal Forest Products, Inc.	1,118,325
58,300	Universal Truckload Services, Inc.[b]	757,900
92,300	Vitran Corporation, Inc.[a]	364,585
65,300	Waste Connections, Inc.	2,208,446
65,400	Woodward, Inc.	1,791,960

	Total Industrials	52,654,948

Information Technology (10.0%)
69,812	Accelrys, Inc.[a]	423,060
136,000	Advanced Energy Industries, Inc.[a]	1,172,320
36,500	ATMI, Inc.[a]	577,430
137,500	Brooks Automation, Inc.	1,120,625
27,300	Cabot Microelectronics Corporation[a]	938,847
65,900	Cognex Corporation	1,786,549
59,100	Cohu, Inc.	583,908
125,000	Electro Rent Corporation	1,726,250
38,000	Electro Scientific Industries, Inc.[a]	451,820
72,000	Intevac, Inc.[a]	503,280
62,452	Ixia[a]	479,007
16,800	Littelfuse, Inc.	675,528
89,000	Methode Electronics, Inc.	661,270
116,900	Monotype Imaging Holdings, Inc.[a]	1,417,997
128,000	Progress Software Corporation[a]	2,246,400
156,000	ShoreTel, Inc.[a]	776,880
316,000	Sonus Networks, Inc.[a,b]	685,720
28,000	Standard Microsystems Corporation[a]	543,200
82,400	StarTek, Inc.[a]	234,840
67,000	Synnex Corporation[a]	1,755,400
75,600	Teradyne, Inc.[a]	832,356
66,200	Xyratex, Ltd.	613,674
79,500	Zygo Corporation[a]	919,020

	Total Information Technology	21,125,381

Materials (9.8%)
39,300	AMCOL International Corporation	942,807
79,000	AptarGroup, Inc.	3,528,930
31,600	Arch Chemicals, Inc.[b]	1,482,672
25,900	Carpenter Technology Corporation	1,162,651
90,800	Clearwater Paper Corporation[a]	3,085,384
60,100	Franco-Nevada Corporation	2,174,245
21,300	Haynes International, Inc.	925,485
89,000	Innospec, Inc.[a]	2,154,690
23,700	Minerals Technologies, Inc.	1,167,699
118,300	Myers Industries, Inc.	1,200,745

Shares	Common Stock (97.3%)	Value
Materials (9.8%) - continued
265,900	North American Palladium, Ltd.[a,b]	$678,045
25,100	Schnitzer Steel Industries, Inc.	923,680
22,200	Sims Metal Management, Ltd. ADR[b]	262,848
188,000	Wausau Paper Corporation	1,201,320

	Total Materials	20,891,201

Telecommunications Services (0.3%)
95,000	Premiere Global Services, Inc.[a]	609,900

	Total Telecommunications Services	609,900

Utilities (6.1%)
39,300	Black Hills Corporation[b]	1,204,152
99,800	Cleco Corporation	3,407,172
82,000	El Paso Electric Company	2,631,380
53,700	NorthWestern Corporation	1,715,178
31,000	PNM Resources, Inc.	509,330
65,400	Southwest Gas Corporation	2,365,518
44,600	Vectren Corporation	1,207,768

	Total Utilities	13,040,498

	Total Common Stock (cost $212,424,763)	206,582,470

Shares	Preferred Stock (0.8%)	Value
Financials (0.5%)
820	East West Bancorp, Inc.[c]	994,250

	Total Financials	994,250

Health Care (0.3%)
51,400	National Healthcare Corporation, Convertible[c]	684,648

	Total Health Care	684,648

	Total Preferred Stock (cost $1,505,546)	1,678,898

Shares	Collateral Held for Securities Loaned (7.2%)	Value
15,304,675	Thrivent Financial Securities Lending Trust	15,304,675

	Total Collateral Held for Securities Loaned (cost $15,304,675)	15,304,675

Principal Amount	Short-Term Investments (1.4%)[d]	Value
3,000,000	Federal Home Loan Mortgage Corporation Discount Notes 0.020%, 11/28/2011[e]	2,999,903

	Total Short-Term Investments (at amortized cost)	2,999,903

	Total Investments (cost $232,234,887) 106.7%	$226,565,946

	Other Assets and Liabilities, Net (6.7%)	(14,211,078)

	Total Net Assets 100.0%	$212,354,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$38,331,917
Gross unrealized depreciation	(44,000,858)

Net unrealized appreciation (depreciation)	$(5,668,941)

Cost for federal income tax purposes	$232,234,887

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	28,217,077	28,217,077	–	–
Consumer Staples	1,342,559	1,342,559	–	–
Energy	9,835,641	9,835,641	–	–
Financials	47,682,087	47,682,087	–	–
Health Care	11,183,178	11,183,178	–	–
Industrials	52,654,948	52,654,948	–	–
Information Technology	21,125,381	21,125,381	–	–
Materials	20,891,201	18,716,956	2,174,245	–
Telecommunications Services	609,900	609,900	–	–
Utilities	13,040,498	13,040,498	–	–
Preferred Stock
Financials	994,250	–	994,250	–
Health Care	684,648	684,648	–	–
Collateral Held for Securities Loaned	15,304,675	15,304,675	–	–
Short-Term Investments	2,999,903	–	2,999,903	–

Total	$226,565,946	$220,397,548	$6,168,398	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$19,198,200	$73,043,637	$76,937,162	15,304,675	$15,304,675	$20,952
Total Value and Income Earned	19,198,200				15,304,675	20,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (84.3%)	Value
Consumer Discretionary (10.4%)
111,000	Big Lots, Inc.[a]	$3,866,130
58,971	Buffalo Wild Wings, Inc.[a]	3,526,466
82,700	Cooper Tire & Rubber Company	900,603
13,800	DreamWorks Animation SKG, Inc.[a,b]	250,884
233,331	Foot Locker, Inc.	4,687,620
35,700	Jack in the Box, Inc.[a]	711,144
66,200	Knology, Inc.[a]	859,276
469,462	Pier 1 Imports, Inc.[a]	4,591,338
114,664	Signet Jewelers, Ltd.[a]	3,875,643
24,600	Toll Brothers, Inc.[a]	354,978

	Total Consumer Discretionary	23,624,082

Consumer Staples (7.4%)
101,337	Corn Products International, Inc.	3,976,464
73,245	Diamond Foods, Inc.[b]	5,844,218
93,580	Herbalife, Ltd.	5,015,888
31,700	TreeHouse Foods, Inc.[a]	1,960,328

	Total Consumer Staples	16,796,898

Energy (7.9%)
219,312	Arch Coal, Inc.	3,197,569
187,196	James River Coal Company[a,b]	1,192,438
66,912	Oil States International, Inc.[a]	3,407,159
357,343	Patriot Coal Corporation[a,b]	3,023,122
339,012	Petroleum Geo-Services ASA[a]	3,408,306
131,143	Swift Energy Company[a]	3,192,021
50,700	Tesco Corporation[a]	588,120

	Total Energy	18,008,735

Financials (10.0%)
48,896	Affiliated Managers Group, Inc.[a]	3,816,333
44,647	First Niagara Financial Group, Inc.	408,520
80,800	Hercules Technology Growth Capital, Inc.	688,416
47,185	Nara Bancorp, Inc.[a]	286,413
350,736	Ocwen Financial Corporation[a]	4,633,223
2,445,323	Popular, Inc.[a]	3,667,984
88,000	Solar Capital, Ltd.[b]	1,771,440
185,984	Texas Capital Bancshares, Inc.[a]	4,249,734
238,703	Zions Bancorporation	3,358,551

	Total Financials	22,880,614

Health Care (8.8%)
273,200	Align Technology, Inc.[a]	4,144,444
88,342	Covance, Inc.[a]	4,015,144
169,511	Health Net, Inc.[a]	4,019,106
201,017	PSS World Medical, Inc.[a]	3,958,025
107,811	United Therapeutics Corporation[a]	4,041,834

	Total Health Care	20,178,553

Industrials (15.2%)
3,900	Alaska Air Group, Inc.[a]	219,531
190,268	Deluxe Corporation	3,538,985
183,904	EMCOR Group, Inc.[a]	3,738,769
141,195	FTI Consulting, Inc.[a,b]	5,197,388
134,200	GATX Corporation	4,158,858
13,200	Hub Group, Inc.[a]	373,164
11,370	Huron Consulting Group, Inc.[a]	353,948
16,000	Kforce, Inc.[a]	156,960
26,700	Landstar System, Inc.	1,056,252
512,782	Manitowoc Company, Inc.	3,440,767
89,000	Navigant Consulting, Inc.[a]	825,030

Shares	Common Stock (84.3%)	Value
Industrials (15.2%) - continued
23,400	Old Dominion Freight Line, Inc.[a]	$677,898
176,872	Shaw Group, Inc.[a]	3,845,197
49,500	Steelcase, Inc.[b]	312,345
52,800	Sykes Enterprises, Inc.[a]	789,360
77,015	Teledyne Technologies, Inc.[a]	3,762,953
9,800	UTI Worldwide, Inc.	127,792
61,600	Waste Connections, Inc.	2,083,312

	Total Industrials	34,658,509

Information Technology (18.0%)
431,100	Atmel Corporation[a]	3,478,977
1,062,246	Brocade Communications[a]	4,588,903
58,600	Ingram Micro, Inc.[a]	945,218
458,509	Monster Worldwide, Inc.[a]	3,292,095
152,445	Plantronics, Inc.	4,337,060
164,986	Plexus Corporation[a]	3,731,983
253,543	Quest Software, Inc.[a]	4,026,263
196,000	SuccessFactors, Inc.[a]	4,506,040
355,009	Teradyne, Inc.[a]	3,908,649
201,572	TIBCO Software, Inc.[a]	4,513,197
107,200	VeriFone Systems, Inc.[a]	3,754,144

	Total Information Technology	41,082,529

Materials (0.7%)
15,000	Packaging Corporation of America	349,500
26,400	Reliance Steel & Aluminum Company	897,864
51,600	Thompson Creek Metals Company, Inc.[a]	313,212

	Total Materials	1,560,576

Telecommunications Services (0.6%)
76,600	NTELOS Holdings Corporation	1,358,118

	Total Telecommunications Services	1,358,118

Utilities (5.3%)
42,800	Avista Corporation	1,020,780
10,300	Cleco Corporation	351,642
14,841	Laclede Group, Inc.	575,089
14,800	NV Energy, Inc.	217,708
270,700	PNM Resources, Inc.	4,447,601
11,800	Portland General Electric Company	279,542
121,887	Southwest Gas Corporation	4,408,653
22,300	UniSource Energy Corporation	804,807

	Total Utilities	12,105,822

	Total Common Stock (cost $224,730,287)	192,254,436

Shares	Collateral Held for Securities Loaned (4.8%)	Value
10,829,205	Thrivent Financial Securities Lending Trust	10,829,205

	Total Collateral Held for Securities Loaned (cost $10,829,205)	10,829,205

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Short-Term Investments (14.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.010%, 10/19/2011[d]	$4,999,977
15,000,000	0.010%, 10/26/2011[d]	14,999,896
4,500,000	0.020%, 11/18/2011[d]	4,499,880
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.035%, 11/14/2011[d]	4,999,791
	Federal National Mortgage Association Discount Notes
900,000	0.092%, 2/22/2012[d,e]	899,672
	U.S. Treasury Bills
1,800,000	0.045%, 2/9/2012[e]	1,799,707

	Total Short-Term Investments (at amortized cost)	32,198,923

	Total Investments (cost $267,758,415) 103.2%	$235,282,564

	Other Assets and Liabilities, Net (3.2%)	(7,337,393)

	Total Net Assets 100.0%	$227,945,171

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At September 30, 2011, $2,699,379 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,030,618
Gross unrealized depreciation	(46,506,469)

Net unrealized appreciation (depreciation)	$(32,475,851)

Cost for federal income tax purposes	$267,758,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	23,624,082	23,624,082	–	–
Consumer Staples	16,796,898	16,796,898	–	–
Energy	18,008,735	14,600,429	3,408,306	–
Financials	22,880,614	22,880,614	–	–
Health Care	20,178,553	20,178,553	–	–
Industrials	34,658,509	34,658,509	–	–
Information Technology	41,082,529	41,082,529	–	–
Materials	1,560,576	1,560,576	–	–
Telecommunications Services	1,358,118	1,358,118	–	–
Utilities	12,105,822	12,105,822	–	–
Collateral Held for Securities Loaned	10,829,205	10,829,205	–	–
Short-Term Investments	32,198,923	–	32,198,923	–

Total	$235,282,564	$199,675,335	$35,607,229	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	2,013,606	2,013,606	–	–

Total Liability Derivatives	$2,013,606	$2,013,606	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	331	December 2011	$23,247,256	$21,233,650	($2,013,606)
Total Futures Contracts					($2,013,606)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$13,642,150	$90,280,106	$93,093,051	10,829,205	$10,829,205	$43,656
Total Value and Income Earned	13,642,150				10,829,205	43,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (14.8%)
7,300	American Public Education, Inc.[a]	$248,200
11,100	Arbitron, Inc.	367,188
5,000	Arctic Cat, Inc.[a]	72,450
7,600	Audiovox Corporation[a]	41,724
8,900	Big 5 Sporting Goods Corporation	54,112
615	Biglari Holdings, Inc.[a]	182,280
9,800	BJ’s Restaurants, Inc.[a]	432,278
5,800	Blue Nile, Inc.[a,b]	204,624
2,100	Blyth, Inc.	116,445
22,100	Boyd Gaming Corporation[a,b]	108,290
17,025	Brown Shoe Company, Inc.[b]	121,218
36,200	Brunswick Corporation	508,248
10,950	Buckle, Inc.[b]	421,137
7,500	Buffalo Wild Wings, Inc.[a]	448,500
17,500	Cabela’s, Inc.[a]	358,575
26,300	Callaway Golf Company[b]	135,971
6,200	Capella Education Company[a]	175,956
20,500	Carter’s, Inc.[a]	626,070
12,000	Cato Corporation	270,720
7,925	CEC Entertainment, Inc.	225,625
10,200	Children’s Place Retail Stores, Inc.[a,b]	474,606
14,525	Christopher & Banks Corporation	51,273
12,500	Coinstar, Inc.[a,b]	500,000
24,900	Coldwater Creek, Inc.[a]	31,125
34,500	Corinthian Colleges, Inc.[a,b]	53,820
9,300	Cracker Barrel Old Country Store, Inc.[b]	372,744
36,400	Crocs, Inc.[a]	861,588
6,500	DineEquity, Inc.[a]	250,185
7,700	Drew Industries, Inc.	153,846
13,333	E.W. Scripps Company[a]	93,198
10,550	Ethan Allen Interiors, Inc.[b]	143,586
21,893	Finish Line, Inc.	437,641
15,650	Fred’s, Inc.[b]	166,829
9,800	Genesco, Inc.[a]	504,994
9,600	Group 1 Automotive, Inc.[b]	341,280
17,900	Harte-Hanks, Inc.	151,792
7,800	Haverty Furniture Companies, Inc.	77,922
12,600	Helen of Troy, Ltd.[a]	316,512
10,950	Hibbett Sports, Inc.[a]	371,095
25,500	Hillenbrand, Inc.	469,200
18,275	Hot Topic, Inc.	139,438
16,300	HSN, Inc.[a]	540,019
29,800	Iconix Brand Group, Inc.[a]	470,840
16,600	Interval Leisure Group, Inc.[a]	221,112
10,900	iRobot Corporation[a,b]	274,244
18,900	Jack in the Box, Inc.[a]	376,488
11,100	JAKKS Pacific, Inc.	210,345
11,362	Joseph A. Bank Clothiers, Inc.[a,b]	529,810
6,900	Kid Brands, Inc.[a]	18,216
6,900	Kirkland’s, Inc.[a]	63,273
11,100	K-Swiss, Inc.[a,b]	47,175
21,200	La-Z-Boy, Inc.[a]	157,092
9,200	Lincoln Educational Services	74,428
9,000	Lithia Motors, Inc.	129,420
60,018	Live Nation Entertainment, Inc.[a]	480,744
38,500	Liz Claiborne, Inc.[a,b]	192,500
11,300	Lumber Liquidators Holdings, Inc.[a,b]	170,630
7,600	M/I Homes, Inc.[a]	45,676
9,600	Maidenform Brands, Inc.[a]	224,736
8,200	Marcus Corporation	81,590

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (14.8%) - continued
9,500	MarineMax, Inc.[a]	$61,465
20,800	Men’s Wearhouse, Inc.	542,464
11,300	Meritage Homes Corporation[a]	171,082
5,900	Midas, Inc.[a]	48,380
4,700	Monarch Casino & Resort, Inc.[a]	45,966
12,450	Monro Muffler Brake, Inc.[b]	410,477
7,100	Movado Group, Inc.	86,478
10,800	Multimedia Games Holding Company, Inc.[a]	43,632
11,400	NutriSystem, Inc.[b]	138,054
7,600	O’Charley’s, Inc.[a]	45,144
35,000	OfficeMax, Inc.[a]	169,750
5,600	Oxford Industries, Inc.	192,080
9,100	P.F. Chang’s China Bistro, Inc.[b]	247,884
7,800	Papa John’s International, Inc.[a]	237,120
5,300	Peet’s Coffee & Tea, Inc.[a,b]	294,892
21,400	Pep Boys - Manny, Moe & Jack	211,218
5,300	Perry Ellis International, Inc.[a]	99,640
8,500	PetMed Express, Inc.[b]	76,500
25,200	Pinnacle Entertainment, Inc.[a]	228,816
19,612	Pool Corporation	513,442
50,300	Quiksilver, Inc.[a]	153,415
4,700	Red Robin Gourmet Burgers, Inc.[a]	113,223
25,700	Ruby Tuesday, Inc.[a]	184,012
6,400	Rue21, Inc.[a,b]	145,216
14,300	Ruth’s Hospitality Group, Inc.[a]	61,347
22,800	Select Comfort Corporation[a]	318,516
22,025	Shuffle Master, Inc.[a]	185,230
15,000	Skechers USA, Inc.[a]	210,450
2,800	Skyline Corporation	26,740
14,200	Sonic Automotive, Inc.[b]	153,218
25,152	Sonic Corporation[a]	177,825
13,600	Spartan Motors, Inc.	56,168
12,700	Stage Stores, Inc.	176,149
4,900	Stamps.com, Inc.	100,156
8,000	Standard Motor Products, Inc.	103,760
41,000	Standard Pacific Corporation[a,b]	101,270
11,100	Stein Mart, Inc.	69,375
15,450	Steven Madden, Ltd.[a]	465,045
7,700	Sturm, Ruger & Company, Inc.	200,046
9,600	Superior Industries International, Inc.	148,320
25,000	Texas Roadhouse, Inc.	330,500
10,500	True Religion Apparel, Inc.[a]	283,080
17,600	Tuesday Morning Corporation[a]	61,952
6,100	Universal Electronic, Inc.[a]	99,979
8,700	Universal Technical Institute, Inc.[a]	118,233
11,800	Vitamin Shoppe, Inc.[a]	441,792
11,800	Winnebago Industries, Inc.[a,b]	81,656
20,000	Wolverine World Wide, Inc.	665,000
10,600	Zale Corporation[a,b]	30,210
8,900	Zumiez, Inc.[a,b]	155,839

	Total Consumer Discretionary	24,672,829

Consumer Staples (4.5%)
35,400	Alliance One International, Inc.[a]	86,376
7,600	Andersons, Inc.	255,816
19,500	B&G Foods, Inc.	325,260
3,500	Boston Beer Company, Inc.[a,b]	254,450
5,100	Calavo Growers, Inc.[b]	104,652
5,800	Cal-Maine Foods, Inc.[b]	182,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Staples (4.5%) - continued
15,500	Casey’s General Stores, Inc.	$676,575
19,100	Central Garden & Pet Company[a]	135,228
47,600	Darling International, Inc.[a]	599,284
9,000	Diamond Foods, Inc.[b]	718,110
17,900	Hain Celestial Group, Inc.[a]	546,845
6,600	Inter Parfums, Inc.	101,970
5,800	J & J Snack Foods Corporation	278,690
5,600	Medifast, Inc.[a,b]	90,440
4,900	Nash Finch Company	131,957
20,500	Prestige Brands Holdings, Inc.[a]	185,525
7,700	Sanderson Farms, Inc.[b]	365,750
3,700	Seneca Foods Corporation[a]	73,260
19,000	Snyders-Lance, Inc.	396,150
9,300	Spartan Stores, Inc.	143,964
14,600	TreeHouse Foods, Inc.[a]	902,864
19,700	United Natural Foods, Inc.[a]	729,688
6,770	WD-40 Company	269,717

	Total Consumer Staples	7,554,865

Energy (3.9%)
9,500	Approach Resources, Inc.[a,b]	161,405
11,900	Basic Energy Services, Inc.[a]	168,504
14,900	Bristow Group, Inc.	632,207
5,300	Contango Oil & Gas Company[a]	289,963
8,100	GeoResources, Inc.[a,b]	144,099
5,800	Gulf Island Fabrication, Inc.	119,944
16,800	Gulfport Energy Corporation[a]	406,224
9,600	Hornbeck Offshore Services, Inc.[a,b]	239,136
51,700	ION Geophysical Corporation[a]	244,541
12,400	Lufkin Industries, Inc.	659,804
10,800	Matrix Service Company[a]	91,908
1,900	OYO Geospace Corporation[a]	106,951
18,600	Penn Virginia Corporation	103,602
9,600	Petroleum Development Corporation[a]	186,144
22,900	PetroQuest Energy, Inc.[a,b]	125,950
25,100	Pioneer Drilling Company[a]	180,218
8,850	SEACOR Holdings, Inc.	709,859
19,900	Stone Energy Corporation[a]	322,579
17,300	Swift Energy Company[a]	421,082
31,350	Tetra Technologies, Inc.[a]	242,022
28,900	World Fuel Services Corporation	943,585

	Total Energy	6,499,727

Financials (19.5%)
16,428	Acadia Realty Trust	307,204
7,500	Amerisafe, Inc.[a]	138,075
18,800	Bank Mutual Corporation	49,068
11,600	Bank of the Ozarks, Inc.[b]	242,788
53,400	BioMed Realty Trust, Inc.	884,838
31,700	Boston Private Financial Holdings, Inc.	186,396
24,100	Brookline Bancorp, Inc.	185,811
8,200	Calamos Asset Management, Inc.	82,082
11,900	Cash America International, Inc.[b]	608,804
22,700	Cedar Shopping Centers, Inc.	70,597
6,100	City Holding Company[b]	164,639
35,500	Colonial Properties Trust	644,680
16,100	Columbia Banking System, Inc.	230,552
15,000	Community Bank System, Inc.[b]	340,350
22,365	Delphi Financial Group, Inc.	481,295
68,067	DiamondRock Hospitality Company	475,788

Shares	Common Stock (98.3%)	Value
Financials (19.5%) - continued
11,375	Dime Community Bancshares	$115,229
10,900	EastGroup Properties, Inc.	415,726
8,700	eHealth, Inc.[a,b]	118,842
15,400	Employers Holdings, Inc.	196,504
6,100	Encore Capital Group, Inc.[a]	133,285
19,000	Entertainment Properties Trust	740,620
38,300	Extra Space Storage, Inc.	713,529
17,700	EZCORP, Inc.[a]	505,158
51,700	F.N.B. Corporation[b]	443,069
15,800	Financial Engines, Inc.[a,b]	286,138
8,673	First Bancorp[a]	24,284
8,873	First Bancorp Rights, $3.50, expires 12/31/2011[a,c]	0
12,500	First Cash Financial Services, Inc.[a]	524,375
42,700	First Commonwealth Financial Corporation	157,990
23,700	First Financial Bancorp	327,060
12,750	First Financial Bankshares, Inc.[b]	333,540
30,312	First Midwest Bancorp, Inc.	221,884
14,400	Forestar Real Estate Group, Inc.[a]	157,104
28,800	Franklin Street Properties Corporation	325,728
11,000	Getty Realty Corporation[b]	158,620
29,300	Glacier Bancorp, Inc.	274,541
61,500	Hanmi Financial Corporation[a]	51,045
31,700	Healthcare Realty Trust, Inc.	534,145
9,120	Home Bancshares, Inc.	193,526
16,200	Horace Mann Educators Corporation	184,842
8,700	Independent Bank Corporation (MA)[b]	189,138
5,000	Infinity Property & Casualty Corporation	262,400
31,400	Inland Real Estate Corporation	229,220
15,800	Interactive Brokers Group, Inc.	220,094
16,700	Investment Technology Group, Inc.[a]	163,493
23,800	Kilroy Realty Corporation	744,940
25,900	Kite Realty Group Trust	94,794
34,600	LaSalle Hotel Properties	664,320
55,859	Lexington Realty Trust	365,318
12,300	LTC Properties, Inc.	311,436
21,474	Meadowbrook Insurance Group, Inc.	191,333
45,400	Medical Properties Trust, Inc.	406,330
15,100	Mid-America Apartment Communities, Inc.	909,322
15,500	Nara Bancorp, Inc.[a]	94,085
17,400	National Financial Partners[a]	190,356
50,000	National Penn Bancshares, Inc.[b]	350,500
38,300	National Retail Properties, Inc.[b]	1,029,121
4,700	Navigators Group, Inc.[a]	203,040
13,700	NBT Bancorp, Inc.	255,094
42,000	Northwest Bancshares, Inc.	500,220
38,500	Old National Bancorp	358,820
21,200	Oritani Financial Corporation	272,632
13,600	PacWest Bancorp	189,584
9,000	Parkway Properties, Inc.	99,090
22,700	Pennsylvania Real Estate Investment Trust[b]	175,471
13,900	Pinnacle Financial Partners, Inc.[a,b]	152,066
6,300	Piper Jaffray Companies[a]	112,959
7,000	Portfolio Recovery Associates, Inc.[a]	435,540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Financials (19.5%) - continued
20,500	Post Properties, Inc.	$712,170
8,700	Presidential Life Corporation	71,514
24,200	PrivateBancorp, Inc.	181,984
12,400	ProAssurance Corporation	893,048
44,500	Prospect Capital Corporation[b]	374,245
21,900	Provident Financial Services, Inc.	235,425
7,700	PS Business Parks, Inc.	381,458
6,800	RLI Corporation[b]	432,344
11,400	S&T Bancorp, Inc.[b]	184,224
6,200	Safety Insurance Group, Inc.	234,546
4,700	Saul Centers, Inc.	158,907
22,000	Selective Insurance Group, Inc.	287,100
18,700	Signature Bank[a]	892,551
7,100	Simmons First National Corporation	154,070
11,300	Sovran Self Storage, Inc.	420,021
12,600	Sterling Bancorp	91,476
7,800	Stewart Information Services Corporation	68,952
21,850	Stifel Financial Corporation[a]	580,336
52,900	Susquehanna Bancshares, Inc.	289,363
11,926	SWS Group, Inc.	55,933
34,900	Tanger Factory Outlet Centers, Inc.	907,749
15,200	Texas Capital Bancshares, Inc.[a]	347,320
3,240	Tompkins Financial Corporation	115,927
16,800	Tower Group, Inc.	384,048
37,882	Trustco Bank Corporation NY	168,954
13,200	UMB Financial Corporation	423,456
46,600	Umpqua Holdings Corporation	409,614
18,400	United Bankshares, Inc.[b]	369,656
7,675	United Community Banks, Inc.[a,b]	65,161
8,500	United Fire & Casualty Company	150,365
5,100	Universal Health Realty Income Trust	171,411
9,400	Urstadt Biddle Properties, Inc.	150,118
24,400	Wilshire Bancorp, Inc.[a,b]	66,856
14,500	Wintrust Financial Corporation[b]	374,245
6,112	World Acceptance Corporation[a,b]	341,966

	Total Financials	32,546,980

Health Care (12.4%)
9,300	Abaxis, Inc.[a]	213,063
28,600	Affymetrix, Inc.[a]	140,140
4,600	Air Methods Corporation[a]	292,882
27,800	Align Technology, Inc.[a]	421,726
3,400	Almost Family, Inc.[a]	56,542
11,933	Amedisys, Inc.[a]	176,847
16,400	AMN Healthcare Services, Inc.[a]	65,764
12,750	AmSurg Corporation[a]	286,875
5,100	Analogic Corporation	231,591
21,900	ArQule, Inc.[a]	110,595
10,100	Bio-Reference Laboratories, Inc.[a,b]	185,941
12,000	Cambrex Corporation[a]	60,480
5,400	Cantel Medical Corporation	114,048
20,500	Centene Corporation[a]	587,735
8,700	Chemed Corporation	478,152
4,500	Computer Programs and Systems, Inc.	297,675
11,650	CONMED Corporation[a]	268,067
2,600	Corvel Corporation[a]	110,500
12,700	Cross Country Healthcare, Inc.[a]	53,086
11,450	CryoLife, Inc.[a]	51,410
24,900	Cubist Pharmaceuticals, Inc.[a]	879,468

Shares	Common Stock (98.3%)	Value
Health Care (12.4%) - continued
10,200	Cyberonics, Inc.[a]	$288,660
10,100	Emergent Biosolutions, Inc.[a]	155,843
6,700	Ensign Group, Inc.	154,837
13,697	Enzo Biochem, Inc.[a]	35,201
17,800	eResearch Technology, Inc.[a]	79,388
12,400	Gentiva Health Services, Inc.[a]	68,448
9,500	Greatbatch, Inc.[a]	190,095
10,500	Haemonetics Corporation[a]	614,040
13,600	Hanger Orthopedic Group, Inc.[a]	256,904
27,600	Healthspring, Inc.[a]	1,006,296
13,700	Healthways, Inc.[a]	134,671
4,100	Hi-Tech Pharmacal Company[a]	137,760
34,500	HMS Holding Corporation[a]	841,455
5,000	ICU Medical, Inc.[a]	184,000
8,300	Integra LifeSciences Holdings Corporation[a,b]	296,891
13,000	Invacare Corporation	299,520
6,700	IPC The Hospitalist Company, Inc.[a]	239,123
3,100	Kensey Nash Corporation[a]	75,950
3,800	Landauer, Inc.	188,252
7,650	LCA-Vision, Inc.[a]	16,371
6,400	LHC Group, Inc.[a]	109,184
12,400	Magellan Health Services, Inc.[a]	598,920
8,300	MedCath Corporation[a]	115,204
22,000	Medicines Company[a]	327,360
16,700	Meridian Bioscience, Inc.	262,858
17,075	Merit Medical Systems, Inc.[a]	224,366
11,600	Molina Healthcare, Inc.[a]	179,104
5,100	MWI Veterinary Supply, Inc.[a]	350,982
11,900	Natus Medical, Inc.[a]	113,169
9,450	Neogen Corporation[a]	328,104
16,200	NuVasive, Inc.[a,b]	276,534
13,500	Omnicell, Inc.[a]	186,030
7,700	Palomar Medical Technologies, Inc.[a]	60,676
14,800	Par Pharmaceutical Companies, Inc.[a]	393,976
24,000	PAREXEL International Corporation[a]	454,320
12,000	PharMerica Corporation[a]	171,240
21,700	PSS World Medical, Inc.[a]	427,273
8,000	Quality Systems, Inc.[b]	776,000
25,300	Questcor Pharmaceuticals, Inc.[a]	689,678
30,600	Regeneron Pharmaceuticals, Inc.[a]	1,780,920
24,000	Salix Pharmaceuticals, Ltd.[a]	710,400
29,000	Savient Pharmaceuticals, Inc.[a,b]	118,900
5,700	SonoSite, Inc.[a]	172,938
5,900	SurModics, Inc.[a]	53,690
14,800	Symmetry Medical, Inc.[a]	114,256
30,000	Viropharma, Inc.[a]	542,100
13,700	West Pharmaceutical Services, Inc.	508,270
9,000	Zoll Medical Corporation[a]	339,660

	Total Health Care	20,732,404

Industrials (14.9%)
15,800	A.O. Smith Corporation	506,074
7,650	AAON, Inc.[b]	120,487
16,100	AAR Corporation	268,387
19,500	ABM Industries, Inc.	371,670
27,900	Actuant Corporation	551,025
7,500	Aerovironment, Inc.[a]	211,125
11,400	Albany International Corporation	208,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Industrials (14.9%) - continued
6,100	Allegiant Travel Company[a]	$287,493
3,800	American Science & Engineering, Inc.	231,990
11,400	Apogee Enterprises, Inc.	97,926
17,350	Applied Industrial Technologies, Inc.	471,226
10,300	Arkansas Best Corporation	166,345
8,100	Astec Industries, Inc.[a]	237,168
5,100	AZZ, Inc.	197,727
6,100	Badger Meter, Inc.[b]	176,473
19,500	Barnes Group, Inc.	375,375
19,325	Belden, Inc.	498,392
21,500	Brady Corporation	568,245
20,600	Briggs & Stratton Corporation	278,306
3,500	Cascade Corporation	116,865
5,200	CDI Corporation	55,536
10,150	Ceradyne, Inc.[a]	272,934
7,000	Circor International, Inc.	205,590
20,500	CLARCOR, Inc.	848,290
15,400	Comfort Systems USA, Inc.	128,128
3,800	Consolidated Graphics, Inc.[a]	138,814
6,400	Cubic Corporation	250,048
19,000	Curtiss-Wright Corporation	547,770
12,300	Dolan Company[a]	110,577
13,600	Dycom Industries, Inc.[a]	208,080
27,200	EMCOR Group, Inc.[a]	552,976
7,800	Encore Wire Corporation[b]	160,524
8,400	EnPro Industries, Inc.[a]	249,312
10,800	ESCO Technologies, Inc.	275,400
5,600	Exponent, Inc.[a]	231,448
25,300	Federal Signal Corporation	111,826
12,000	Forward Air Corporation	305,400
7,600	G & K Services, Inc.	194,104
23,900	GenCorp, Inc.[a,b]	107,311
26,500	Geo Group, Inc.[a]	491,840
12,400	Gibraltar Industries, Inc.[a]	100,688
19,330	Griffon Corporation[a]	158,119
27,037	Healthcare Services Group, Inc.	436,377
24,348	Heartland Express, Inc.	330,159
7,300	Heidrick & Struggles International, Inc.	120,085
15,200	Hub Group, Inc.[a]	429,704
22,200	II-VI, Inc.[a]	388,500
16,100	Insituform Technologies, Inc.[a]	186,438
9,400	Insperity, Inc.	209,150
23,400	Interface, Inc.	277,524
11,600	John Bean Technologies Corporation	165,416
10,700	Kaman Corporation	297,995
13,100	Kaydon Corporation	375,708
11,500	Kelly Services, Inc.	131,100
24,250	Knight Transportation, Inc.	322,768
1,500	Lawson Products, Inc.	20,280
5,150	Lindsay Manufacturing Company[b]	277,070
7,000	Lydall, Inc.[a]	62,300
14,600	Mobile Mini, Inc.[a]	240,024
18,650	Moog, Inc.[a]	608,363
15,400	Mueller Industries, Inc.[b]	594,286
2,000	National Presto Industries, Inc.[b]	173,820
21,300	Navigant Consulting, Inc.[a]	197,451
8,060	NCI Building Systems, Inc.[a]	60,934
19,125	Old Dominion Freight Line, Inc.[a]	554,051
15,100	On Assignment, Inc.[a]	106,757

Shares	Common Stock (98.3%)	Value
Industrials (14.9%) - continued
23,800	Orbital Sciences Corporation[a]	$304,640
10,900	Orion Marine Group, Inc.[a]	62,893
3,600	Powell Industries, Inc.[a]	111,492
15,375	Quanex Building Products Corporation	168,356
18,000	Resources Global Professionals	176,040
18,600	Robbins & Myers, Inc.	645,606
6,600	School Specialty, Inc.[a,b]	47,058
16,500	Simpson Manufacturing Company, Inc.	411,345
21,100	SkyWest, Inc.	242,861
5,000	Standard Register Company	12,650
5,100	Standex International Corporation	158,763
17,000	Sykes Enterprises, Inc.[a]	254,150
15,000	Teledyne Technologies, Inc.[a]	732,900
7,700	Tennant Company	272,349
25,406	Tetra Tech, Inc.[a]	476,108
12,500	Toro Company	615,875
9,500	Tredegar Corporation	140,885
17,600	TrueBlue, Inc.[a]	199,408
6,200	UniFirst Corporation	280,798
18,100	United Stationers, Inc.	493,225
7,900	Universal Forest Products, Inc.	189,995
8,300	Viad Corporation	140,934
8,000	Vicor Corporation	70,000
12,100	Watts Water Technologies, Inc.	322,465

	Total Industrials	24,742,120

Information Technology (18.0%)
17,700	Advanced Energy Industries, Inc.[a]	152,574
6,300	Agilysys, Inc.[a]	44,919
11,900	Anixter International, Inc.	564,536
48,523	Arris Group, Inc.[a]	499,787
12,900	ATMI, Inc.[a]	204,078
11,913	Avid Technology, Inc.[a]	92,207
4,100	Bel Fuse, Inc.	63,919
24,250	Benchmark Electronics, Inc.[a]	315,493
7,300	Black Box Corporation	155,855
18,100	Blackbaud, Inc.	403,087
17,200	Blue Coat Systems, Inc.[a]	238,736
15,100	Bottomline Technologies, Inc.[a]	304,114
27,700	Brightpoint, Inc.[a]	255,117
26,907	Brooks Automation, Inc.	219,292
9,500	Cabot Microelectronics Corporation[a]	326,705
12,400	CACI International, Inc.[a]	619,256
17,700	Cardtronics, Inc.[a]	405,684
9,500	Ceva, Inc.[a]	230,945
16,300	Checkpoint Systems, Inc.[a]	221,354
29,300	CIBER, Inc.[a]	88,779
26,500	Cirrus Logic, Inc.[a]	390,610
17,100	Cognex Corporation	463,581
9,800	Cohu, Inc.	96,824
18,100	CommVault Systems, Inc.[a]	670,786
13,000	comScore, Inc.[a]	219,310
10,600	Comtech Telecommunications Corporation	297,754
14,100	CSG Systems International, Inc.[a]	178,224
14,000	CTS Corporation	113,820
12,400	Cymer, Inc.[a]	461,032
14,900	Daktronics, Inc.	127,842
16,800	DealerTrack Holdings, Inc.[a]	263,256
11,200	DG FastChannel, Inc.[a]	189,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Information Technology (18.0%) - continued
10,400	Digi International, Inc.[a]	$114,400
15,050	Diodes, Inc.[a]	269,696
9,600	DSP Group, Inc.[a]	56,640
7,000	DTS, Inc.[a]	173,810
13,100	Ebix, Inc.[a,b]	192,570
9,800	Electro Scientific Industries, Inc.[a]	116,522
35,200	Entropic Communications, Inc.[a,b]	145,376
12,900	EPIQ Systems, Inc.	161,637
18,200	Exar Corporation[a]	103,922
6,800	FARO Technologies, Inc.[a]	214,540
15,900	FEI Company[a]	476,364
6,000	Forrester Research, Inc.	195,060
51,500	GT Advanced Technologies, Inc.[a,b]	361,530
47,100	Harmonic, Inc.[a]	200,646
16,000	Heartland Payment Systems, Inc.	315,520
11,400	Hittite Microwave Corporation[a]	555,180
12,200	iGATE Corporation[b]	140,788
15,500	InfoSpace, Inc.[a]	129,580
18,375	Insight Enterprises, Inc.[a]	278,197
5,800	Interactive Intelligence Group[a]	157,470
20,800	Intermec, Inc.[a]	135,616
9,300	Intevac, Inc.[a]	65,007
18,800	J2 Global Communication, Inc.	505,720
17,300	JDA Software Group, Inc.[a]	405,512
27,400	Kopin Corporation[a]	93,982
29,600	Kulicke and Soffa Industries, Inc.[a]	220,816
8,200	Liquidity Services, Inc.[a]	262,974
9,400	Littelfuse, Inc.	377,974
19,200	Liveperson, Inc.[a]	191,040
8,600	LogMeIn, Inc.[a]	285,606
7,500	LoJack Corporation[a]	23,775
8,600	Manhattan Associates, Inc.[a]	284,488
14,000	MAXIMUS, Inc.	488,600
12,300	Mercury Computer Systems, Inc.[a]	141,450
15,100	Methode Electronics, Inc.	112,193
20,500	Micrel, Inc.	194,135
35,300	Microsemi Corporation[a]	564,094
3,300	MicroStrategy, Inc.[a]	376,431
21,300	MKS Instruments, Inc.	462,423
12,000	Monolithic Power Systems, Inc.[a]	122,160
14,700	Monotype Imaging Holdings, Inc.[a]	178,311
6,400	MTS Systems Corporation	196,096
6,900	Nanometrics, Inc.[a]	100,050
3,200	NCI, Inc.[a]	38,176
15,200	NETGEAR, Inc.[a]	393,528
14,400	NetScout Systems, Inc.[a]	164,448
12,200	Network Equipment Technologies, Inc.[a]	23,668
15,300	Newport Corporation[a]	165,393
13,000	Novatel Wireless, Inc.[a]	39,260
8,400	Oplink Communications, Inc.[a]	127,176
8,000	OSI Systems, Inc.[a]	268,160
8,450	Park Electrochemical Corporation	180,577
7,500	PC-Tel, Inc.[a]	46,125
12,500	Perficient, Inc.[a]	91,500
10,000	Pericom Semiconductor Corporation[a]	74,100
14,400	Plexus Corporation[a]	325,728
11,800	Power Integrations, Inc.	361,198
27,150	Progress Software Corporation[a]	476,482
16,900	Pulse Electronics Corporation	48,334
9,300	RadiSys Corporation[a]	56,916

Shares	Common Stock (98.3%)	Value
Information Technology (18.0%) - continued
10,400	RightNow Technologies, Inc.[a]	$343,720
11,600	Rofin-Sinar Technologies, Inc.[a]	222,720
6,500	Rogers Corporation[a]	254,345
7,200	Rubicon Technology, Inc.[a,b]	78,696
12,900	Rudolph Technologies, Inc.[a]	86,301
11,000	ScanSource, Inc.[a]	325,160
13,100	Sigma Designs, Inc.[a]	102,704
12,900	Smith Micro Software, Inc.[a]	19,608
11,600	Sourcefire, Inc.[a,b]	310,416
9,400	Standard Microsystems Corporation[a]	182,360
8,600	Stratasys, Inc.[a,b]	159,444
10,800	Super Micro Computer, Inc.[a]	135,324
5,100	Supertex, Inc.[a]	88,230
17,550	Symmetricom, Inc.[a]	76,167
13,400	Synaptics, Inc.[a]	320,260
10,900	Synchronoss Technologies, Inc.[a]	271,519
10,400	Synnex Corporation[a]	272,480
35,250	Take-Two Interactive Software, Inc.[a]	448,380
16,800	Taleo Corporation[a]	432,096
25,000	Tekelec, Inc.[a]	151,000
10,400	TeleTech Holdings, Inc.[a]	158,496
20,800	Tessera Technologies, Inc.[a]	248,352
27,837	THQ, Inc.[a,b]	48,158
67,000	TriQuint Semiconductor, Inc.[a]	336,340
20,800	TTM Technologies, Inc.[a]	197,808
10,600	Tyler Technologies, Inc.[a]	267,968
10,400	Ultratech, Inc.[a]	178,360
36,100	United Online, Inc.	188,803
16,700	Veeco Instruments, Inc.[a,b]	407,480
17,100	Viasat, Inc.[a]	569,601
7,600	Virtusa Corporation[a]	100,320
10,100	Volterra Semiconductor Corporation[a]	194,223
16,200	Websense, Inc.[a]	280,260
15,700	Wright Express Corporation[a]	597,228
12,300	XO Group, Inc.[a]	100,491

	Total Information Technology	30,062,804

Materials (5.0%)
12,500	A. Schulman, Inc.	212,375
6,700	A.M. Castle & Company[a]	73,298
10,200	AMCOL International Corporation	244,698
9,500	American Vanguard Corporation	106,020
10,600	Arch Chemicals, Inc.[b]	497,352
11,800	Balchem Corporation	440,258
15,900	Buckeye Technologies, Inc.	383,349
23,000	Calgon Carbon Corporation[a]	335,110
23,100	Century Aluminum Company[a]	206,514
9,400	Clearwater Paper Corporation[a]	319,412
4,400	Deltic Timber Corporation	262,592
18,300	Eagle Materials, Inc.	304,695
20,100	H.B. Fuller Company	366,222
3,600	Hawkins, Inc.[b]	114,624
4,900	Haynes International, Inc.	212,905
24,800	Headwaters, Inc.[a]	35,712
6,400	Kaiser Aluminum Corporation[b]	283,392
15,800	KapStone Paper and Packaging Corporation[a]	219,462
8,400	Koppers Holdings, Inc.	215,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Materials (5.0%) - continued
13,000	Kraton Performance Polymers, Inc.[a]	$210,340
7,500	LSB Industries, Inc.[a]	215,025
8,300	Materion Corporation[a]	188,244
14,163	Myers Industries, Inc.	143,754
6,100	Neenah Paper, Inc.	86,498
3,700	Olympic Steel, Inc.	62,678
13,100	OM Group, Inc.[a]	340,207
37,700	PolyOne Corporation	403,767
5,200	Quaker Chemical Corporation	134,784
12,300	RTI International Metals, Inc.[a]	286,836
6,600	Schweitzer-Mauduit International, Inc.	368,742
3,300	Stepan Company	221,694
16,700	STR Holdings, Inc.[a,b]	135,437
11,300	Texas Industries, Inc.[b]	358,662
20,000	Wausau Paper Corporation	127,800
8,950	Zep, Inc.	134,429

	Total Materials	8,252,011

Telecommunications Services (0.6%)
3,800	Atlantic Tele-Network, Inc.	124,944
12,500	Cbeyond, Inc.[a]	88,250
80,900	Cincinnati Bell, Inc.[a]	249,981
14,700	General Communication, Inc.[a]	120,540
12,800	Neutral Tandem, Inc.[a]	123,904
12,200	NTELOS Holdings Corporation	216,306
9,000	USA Mobility, Inc.	118,800

	Total Telecommunications Services	1,042,725

Utilities (4.7%)
13,033	ALLETE, Inc.	477,399
7,650	American States Water Company	259,565
23,600	Avista Corporation	562,860
5,500	Central Vermont Public Service Corporation	193,655
6,300	CH Energy Group, Inc.	328,671
17,000	El Paso Electric Company	545,530
9,100	Laclede Group, Inc.	352,625
16,850	New Jersey Resources Corporation	717,304
10,900	Northwest Natural Gas Company	480,690
14,800	NorthWestern Corporation	472,712
29,300	Piedmont Natural Gas Company, Inc.[b]	846,477
12,200	South Jersey Industries, Inc.	606,950
18,700	Southwest Gas Corporation	676,379
20,566	UIL Holdings Corporation	677,238
15,000	UniSource Energy Corporation	541,350

	Total Utilities	7,739,405

	Total Common Stock (cost $159,988,465)	163,845,870

Shares	Collateral Held for Securities Loaned (11.1%)	Value
18,576,390	Thrivent Financial Securities Lending Trust	18,576,390

	Total Collateral Held for Securities Loaned (cost $18,576,390)	18,576,390

Principal Amount	Short-Term Investments (0.2%)[d]	Value
	U.S. Treasury Bills
400,000	0.045%, 2/9/2012[e]	$399,935

	Total Short-Term Investments (at amortized cost)	399,935

	Total Investments (cost $178,964,790) 109.6%	$182,822,195

	Other Assets and Liabilities, Net (9.6%)	(16,062,800)

	Total Net Assets 100.0%	$166,759,395

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	At September 30, 2011, $399,935 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,473,420
Gross unrealized depreciation	(33,616,015)

Net unrealized appreciation (depreciation)	$3,857,405

Cost for federal income tax purposes	$178,964,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	24,672,829	24,672,829	–	–
Consumer Staples	7,554,865	7,554,865	–	–
Energy	6,499,727	6,499,727	–	–
Financials	32,546,980	32,546,980	–	–
Health Care	20,732,404	20,732,404	–	–
Industrials	24,742,120	24,742,120	–	–
Information Technology	30,062,804	30,062,804	–	–
Materials	8,252,011	8,252,011	–	–
Telecommunications Services	1,042,725	1,042,725	–	–
Utilities	7,739,405	7,739,405	–	–
Collateral Held for Securities Loaned	18,576,390	18,576,390	–	–
Short-Term Investments	399,935	–	399,935	–

Total	$182,822,195	$182,422,260	$399,935	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	142,047	142,047	–	–

Total Liability Derivatives	$142,047	$142,047	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Small Cap Index Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Common Stock
Financials^	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—	$—	$—

^	Securities in these sections are fair valued at $0.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	28	December 2011	$1,938,247	$1,796,200	($142,047)
Total Futures Contracts					($142,047)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$17,693,984	$65,305,546	$64,423,140	18,576,390	$18,576,390	$59,215
Total Value and Income Earned	17,693,984				18,576,390	59,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (95.6%)	Value
Consumer Discretionary (15.2%)
27,800	Abercrombie & Fitch Company	$1,711,368
17,400	BorgWarner, Inc.[a]	1,053,222
25,700	Darden Restaurants, Inc.	1,098,675
11,000	Deckers Outdoor Corporation[a]	1,025,860
61,500	Discovery Communications, Inc.[a]	2,313,630
56,750	Dollar Tree, Inc.[a]	4,262,492
62,900	Limited Brands, Inc.	2,422,279
25,300	O’Reilly Automotive, Inc.[a]	1,685,739
36,200	PetSmart, Inc.	1,543,930
31,100	Tractor Supply Company	1,945,305
15,900	VF Corporation	1,932,168

	Total Consumer Discretionary	20,994,668

Consumer Staples (5.4%)
20,700	Clorox Company	1,373,031
30,800	Corn Products International, Inc.	1,208,592
49,700	H.J. Heinz Company	2,508,856
35,731	Whole Foods Market, Inc.	2,333,592

	Total Consumer Staples	7,424,071

Energy (7.8%)
76,100	Alpha Natural Resources, Inc.[a]	1,346,209
52,000	Arch Coal, Inc.	758,160
60,855	Brigham Exploration Company[a]	1,537,197
41,500	ENSCO International plc ADR	1,677,845
177,004	Helix Energy Solutions Group, Inc.[a]	2,318,753
40,500	Oil States International, Inc.[a]	2,062,260
38,300	QEP Resources, Inc.	1,036,781

	Total Energy	10,737,205

Financials (5.4%)
17,500	Affiliated Managers Group, Inc.[a]	1,365,875
99,900	Discover Financial Services	2,291,706
13,800	IntercontinentalExchange, Inc.[a]	1,631,988
31,373	MSCI, Inc.[a]	951,543
76,800	TD Ameritrade Holding Corporation	1,129,344

	Total Financials	7,370,456

Health Care (12.4%)
29,800	Alexion Pharmaceuticals, Inc.[a]	1,908,988
57,000	AmerisourceBergen Corporation	2,124,390
16,900	C.R. Bard, Inc.	1,479,426
43,000	CIGNA Corporation	1,803,420
105,500	Hologic, Inc.[a]	1,604,655
22,500	Illumina, Inc.[a]	920,700
20,900	Shire Pharmaceuticals Group plc ADR	1,963,137
34,805	SXC Health Solutions Corporation[a,b]	1,938,638
13,300	Vertex Pharmaceuticals, Inc.[a]	592,382
40,900	Watson Pharmaceuticals, Inc.[a]	2,791,425

	Total Health Care	17,127,161

Industrials (14.4%)
76,200	BE Aerospace, Inc.[a]	2,522,982
46,200	Chicago Bridge and Iron Company	1,322,706
49,500	Delta Air Lines, Inc.[a]	371,250
49,700	Expeditors International of Washington, Inc.	2,015,335
24,000	Hub Group, Inc.[a]	678,480

Shares	Common Stock (95.6%)	Value
Industrials (14.4%) - continued
60,900	JB Hunt Transport Services, Inc.	$2,199,708
41,200	Kansas City Southern, Inc.[a]	2,058,352
45,700	Pentair, Inc.	1,462,857
12,900	Precision Castparts Corporation	2,005,434
36,500	Quanta Services, Inc.[a]	685,835
28,700	Roper Industries, Inc.	1,977,717
18,500	SPX Corporation	838,235
21,200	Stericycle, Inc.[a]	1,711,264

	Total Industrials	19,850,155

Information Technology (27.3%)
33,787	Akamai Technologies, Inc.[a]	671,686
14,500	Altera Corporation	457,185
30,300	ANSYS, Inc.[a]	1,485,912
164,400	Atmel Corporation[a]	1,326,708
70,900	Broadcom Corporation[a]	2,360,261
106,900	Electronic Arts, Inc.[a]	2,186,105
44,700	F5 Networks, Inc.[a]	3,175,935
45,500	Lam Research Corporation[a]	1,728,090
141,400	Marvell Technology Group, Ltd.[a]	2,054,542
29,700	Mercadolibre, Inc.[b]	1,596,375
62,402	Netlogic Microsystems, Inc.[a]	3,002,160
22,600	Nice Systems, Ltd. ADR[a]	685,910
143,500	Nuance Communications, Inc.[a]	2,921,660
132,400	NVIDIA Corporation[a]	1,655,000
67,800	Red Hat, Inc.[a]	2,865,228
47,300	SuccessFactors, Inc.[a]	1,087,427
153,700	Symantec Corporation[a]	2,505,310
72,300	Teradata Corporation[a]	3,870,219
26,700	VeriFone Systems, Inc.[a]	935,034
35,300	Xilinx, Inc.	968,632

	Total Information Technology	37,539,379

Materials (4.5%)
54,300	Celanese Corporation	1,766,379
24,900	Newmont Mining Corporation	1,566,210
59,700	Pan American Silver Corporation	1,598,169
44,500	Silver Wheaton Corporation	1,310,525

	Total Materials	6,241,283

Telecommunications Services (3.2%)
53,324	NII Holdings, Inc.[a]	1,437,082
26,500	SBA Communications Corporation[a]	913,720
121,500	TW Telecom, Inc.[a]	2,007,180

	Total Telecommunications Services	4,357,982

	Total Common Stock (cost $118,925,021)	131,642,360

Shares	Collateral Held for Securities Loaned (1.6%)	Value
2,204,800	Thrivent Financial Securities Lending Trust	2,204,800

	Total Collateral Held for Securities Loaned (cost $2,204,800)	2,204,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Short-Term Investments (4.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
3,085,000	0.010%, 10/19/2011[d]	$3,084,984
3,000,000	0.020%, 11/23/2011[d]	2,999,912

	Total Short-Term Investments (at amortized cost)	6,084,896

	Total Investments (cost $127,214,717) 101.6%	$139,932,056

	Other Assets and Liabilities, Net (1.6%)	(2,202,021)

	Total Net Assets 100.0%	$137,730,036

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,333,675
Gross unrealized depreciation	(8,616,336)

Net unrealized appreciation (depreciation)	$12,717,339

Cost for federal income tax purposes	$127,214,717

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	20,994,668	20,994,668	–	–
Consumer Staples	7,424,071	7,424,071	–	–
Energy	10,737,205	10,737,205	–	–
Financials	7,370,456	7,370,456	–	–
Health Care	17,127,161	17,127,161	–	–
Industrials	19,850,155	19,850,155	–	–
Information Technology	37,539,379	37,539,379	–	–
Materials	6,241,283	6,241,283	–	–
Telecommunications Services	4,357,982	4,357,982	–	–
Collateral Held for Securities Loaned	2,204,800	2,204,800	–	–
Short-Term Investments	6,084,896	–	6,084,896	–

Total	$139,932,056	$133,847,160	$6,084,896	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$4,709,450	$43,617,455	$46,122,105	2,204,800	$2,204,800	$10,703
Total Value and Income Earned	4,709,450				2,204,800	10,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (93.8%)	Value
Consumer Discretionary (14.2%)
79,600	Abercrombie & Fitch Company	$4,900,176
38,650	BorgWarner, Inc.[a]	2,339,484
58,500	Darden Restaurants, Inc.	2,500,875
26,600	Deckers Outdoor Corporation[a]	2,480,716
143,950	Discovery Communications, Inc.[a]	5,415,399
107,400	Dollar Tree, Inc.[a]	8,066,814
69,550	International Game Technology	1,010,562
103,300	Limited Brands, Inc.	3,978,083
52,800	O’Reilly Automotive, Inc.[a]	3,518,064
91,000	PetSmart, Inc.	3,881,150
65,000	Tractor Supply Company	4,065,750
36,700	VF Corporation	4,459,784

	Total Consumer Discretionary	46,616,857

Consumer Staples (5.0%)
51,300	Clorox Company	3,402,729
74,700	Corn Products International, Inc.	2,931,228
86,600	H.J. Heinz Company	4,371,568
86,470	Whole Foods Market, Inc.	5,647,356

	Total Consumer Staples	16,352,881

Energy (7.8%)
189,400	Alpha Natural Resources, Inc.[a]	3,350,486
130,000	Arch Coal, Inc.	1,895,400
136,285	Brigham Exploration Company[a]	3,442,559
85,600	ENSCO International plc ADR	3,460,808
267,403	Helix Energy Solutions Group, Inc.[a]	3,502,979
84,400	Oil States International, Inc.[a]	4,297,648
79,100	QEP Resources, Inc.	2,141,237
277,000	Weatherford International, Ltd.[a]	3,382,170

	Total Energy	25,473,287

Financials (5.5%)
42,300	Affiliated Managers Group, Inc.[a]	3,301,515
244,400	Discover Financial Services	5,606,536
32,850	IntercontinentalExchange, Inc.[a]	3,884,841
76,435	MSCI, Inc.[a]	2,318,274
199,500	TD Ameritrade Holding Corporation	2,933,647

	Total Financials	18,044,813

Health Care (11.5%)
69,600	Alexion Pharmaceuticals, Inc.[a]	4,458,576
117,400	AmerisourceBergen Corporation	4,375,498
46,775	C.R. Bard, Inc.	4,094,683
105,000	CIGNA Corporation	4,403,700
218,750	Hologic, Inc.[a]	3,327,188
53,900	Illumina, Inc.[a]	2,205,588
57,900	Shire Pharmaceuticals Group plc ADR	5,438,547
50,719	SXC Health Solutions Corporation[a,b]	2,825,048
20,900	Vertex Pharmaceuticals, Inc.[a]	930,886
85,000	Watson Pharmaceuticals, Inc.[a]	5,801,250

	Total Health Care	37,860,964

Industrials (15.4%)
184,800	BE Aerospace, Inc.[a]	6,118,728
32,700	C.H. Robinson Worldwide, Inc.	2,238,969
101,200	Chicago Bridge and Iron Company	2,897,356
136,075	Delta Air Lines, Inc.[a]	1,020,563

Shares	Common Stock (93.8%)	Value
Industrials (15.4%) - continued
117,795	Expeditors International of Washington, Inc.	$4,776,587
59,100	Hub Group, Inc.[a]	1,670,757
148,000	JB Hunt Transport Services, Inc.	5,345,760
98,900	Kansas City Southern, Inc.[a]	4,941,044
103,575	Pentair, Inc.	3,315,436
29,550	Precision Castparts Corporation	4,593,843
101,600	Quanta Services, Inc.[a]	1,909,064
74,875	Roper Industries, Inc.	5,159,636
48,100	SPX Corporation	2,179,411
55,800	Stericycle, Inc.[a]	4,504,176

	Total Industrials	50,671,330

Information Technology (26.2%)
75,914	Akamai Technologies, Inc.[a]	1,509,170
37,800	Altera Corporation	1,191,834
73,200	ANSYS, Inc.[a]	3,589,728
416,900	Atmel Corporation[a]	3,364,383
113,400	Broadcom Corporation[a]	3,775,086
231,825	Electronic Arts, Inc.[a]	4,740,821
92,275	F5 Networks, Inc.[a]	6,556,139
109,000	Lam Research Corporation[a]	4,139,820
280,800	Marvell Technology Group, Ltd.[a]	4,080,024
58,500	Mercadolibre, Inc.[b]	3,144,375
83,575	NetApp, Inc.[a]	2,836,536
141,102	Netlogic Microsystems, Inc.[a]	6,788,417
60,500	Nice Systems, Ltd. ADR[a]	1,836,175
303,200	Nuance Communications, Inc.[a]	6,173,152
282,625	NVIDIA Corporation[a]	3,532,813
137,655	Polycom, Inc.[a]	2,528,722
158,200	Red Hat, Inc.[a]	6,685,532
81,700	SuccessFactors, Inc.[a]	1,878,283
306,150	Symantec Corporation[a]	4,990,245
46,600	TE Connectivity, Ltd.	1,311,324
146,500	Teradata Corporation[a]	7,842,145
63,700	VeriFone Systems, Inc.[a]	2,230,774
56,400	Xilinx, Inc.	1,547,616

	Total Information Technology	86,273,114

Materials (5.2%)
137,375	Celanese Corporation	4,468,809
13,000	CF Industries Holdings, Inc.	1,604,070
64,200	Newmont Mining Corporation	4,038,180
137,600	Pan American Silver Corporation	3,683,552
108,100	Silver Wheaton Corporation	3,183,545

	Total Materials	16,978,156

Telecommunications Services (3.0%)
124,034	NII Holdings, Inc.[a]	3,342,716
66,600	SBA Communications Corporation[a]	2,296,368
253,600	TW Telecom, Inc.[a]	4,189,472

	Total Telecommunications Services	9,828,556

	Total Common Stock (cost $291,914,246)	308,099,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Collateral Held for Securities Loaned (1.5%)	Value
5,007,900	Thrivent Financial Securities Lending Trust	$5,007,900

	Total Collateral Held for Securities Loaned (cost $5,007,900)	5,007,900

Principal Amount	Short-Term Investments (5.3%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.036%, 10/21/2011[d]	4,999,900
3,500,000	0.010%, 10/26/2011[d]	3,499,976
4,000,000	0.020%, 11/18/2011[d]	3,999,893
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 12/21/2011[d]	4,999,775

	Total Short-Term Investments (at amortized cost)	17,499,544

	Total Investments (cost $314,421,690) 100.6%	$330,607,402

	Other Assets and Liabilities, Net (0.6%)	(1,911,255)

	Total Net Assets 100.0%	$328,696,147

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$44,178,401
Gross unrealized depreciation	(27,992,689)

Net unrealized appreciation (depreciation)	$16,185,712

Cost for federal income tax purposes	$314,421,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	46,616,857	46,616,857	–	–
Consumer Staples	16,352,881	16,352,881	–	–
Energy	25,473,287	25,473,287	–	–
Financials	18,044,813	18,044,813	–	–
Health Care	37,860,964	37,860,964	–	–
Industrials	50,671,330	50,671,330	–	–
Information Technology	86,273,114	86,273,114	–	–
Materials	16,978,156	16,978,156	–	–
Telecommunications Services	9,828,556	9,828,556	–	–
Collateral Held for Securities Loaned	5,007,900	5,007,900	–	–
Short-Term Investments	17,499,544	–	17,499,544	–

Total	$330,607,402	$313,107,858	$17,499,544	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$9,754,800	$105,411,863	$110,158,763	5,007,900	$5,007,900	$21,775
Total Value and Income Earned	9,754,800				5,007,900	21,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (11.3%)
57,597	DISH Network Corporation[a]	$1,443,381
84,065	Lear Corporation	3,606,388
48,261	Liberty Global, Inc.[a]	1,746,083
223,721	Liberty Interactive Corporation[a]	3,304,359
117,605	Newell Rubbermaid, Inc.	1,395,971
2,309	NVR, Inc.[a]	1,394,590
33,492	PetSmart, Inc.	1,428,434
34,626	PVH Corporation	2,016,618
12,669	Ross Stores, Inc.	996,924
84,487	Scripps Networks Interactive	3,140,382
48,225	TRW Automotive Holdings Corporation[a]	1,578,404

	Total Consumer Discretionary	22,051,534

Consumer Staples (6.5%)
64,017	Coca-Cola Enterprises, Inc.	1,592,743
129,210	ConAgra Foods, Inc.	3,129,466
22,253	Energizer Holdings, Inc.[a]	1,478,489
61,855	J.M. Smucker Company	4,508,611
13,488	Ralcorp Holdings, Inc.[a]	1,034,665
59,496	Sara Lee Corporation	972,760

	Total Consumer Staples	12,716,734

Energy (6.2%)
49,015	Cameron International Corporation[a]	2,036,083
22,752	Consol Energy, Inc.	771,976
30,998	Energen Corporation	1,267,508
55,120	EQT Corporation	2,941,203
13,268	Newfield Exploration Company[a]	526,607
29,629	Pioneer Natural Resources Company	1,948,699
43,413	Range Resources Corporation	2,537,924

	Total Energy	12,030,000

Financials (32.2%)
28,985	Alexandria Real Estate Equities, Inc.	1,779,389
23,454	AvalonBay Communities, Inc.	2,674,929
25,282	Camden Property Trust	1,397,083
54,622	CIT Group, Inc.[a]	1,658,870
86,988	Douglas Emmett, Inc.[b]	1,487,495
6,130	Essex Property Trust, Inc.	735,845
48,346	Everest Re Group, Ltd.	3,837,706
216,269	Fifth Third Bancorp	2,184,317
39,527	First Republic Bank[a]	915,445
132,503	Genworth Financial, Inc.[a]	760,567
116,594	Hartford Financial Services Group, Inc.	1,881,827
204,392	Host Hotels & Resorts, Inc.	2,236,048
102,741	Invesco, Ltd.	1,593,513
131,612	Janus Capital Group, Inc.	789,672
127,862	Kimco Realty Corporation	1,921,766
32,125	Lazard, Ltd.	677,838
83,632	Legg Mason, Inc.	2,150,179
49,668	Liberty Property Trust[b]	1,445,835
91,421	Lincoln National Corporation	1,428,910
22,846	M&T Bank Corporation	1,596,935
49,116	Marsh & McLennan Companies, Inc.	1,303,539
255,064	MFA Financial, Inc.	1,790,549
115,412	NASDAQ OMX Group, Inc.[a]	2,670,634
29,895	PartnerRe, Ltd.	1,562,612

Shares	Common Stock (98.3%)	Value
Financials (32.2%) - continued
152,331	Principal Financial Group, Inc.	$3,453,344
237,937	SLM Corporation	2,962,316
129,520	SunTrust Banks, Inc.	2,324,884
65,576	Tanger Factory Outlet Centers, Inc.	1,705,632
29,981	Taubman Centers, Inc.	1,508,344
56,521	Unum Group	1,184,680
50,006	Ventas, Inc.	2,470,296
95,928	W.R. Berkley Corporation	2,848,102
127,311	XL Group plc	2,393,447
95,141	Zions Bancorporation	1,338,634

	Total Financials	62,671,182

Health Care (5.4%)
63,347	Aetna, Inc.	2,302,663
505,594	Boston Scientific Corporation[a]	2,988,061
107,761	Hologic, Inc.[a]	1,639,045
10,631	Life Technologies Corporation[a]	408,549
36,687	Patterson Companies, Inc.	1,050,349
155,447	Warner Chilcott plc[a]	2,222,892

	Total Health Care	10,611,559

Industrials (9.3%)
49,082	BE Aerospace, Inc.[a]	1,625,105
28,446	Cooper Industries plc	1,311,929
22,829	Eaton Corporation	810,429
57,681	GrafTech International, Ltd.[a]	732,549
279,567	JetBlue Airways Corporation[a,b]	1,146,225
30,609	Kansas City Southern, Inc.[a]	1,529,226
204,311	Masco Corporation	1,454,694
27,881	Parker Hannifin Corporation	1,760,128
79,977	Pentair, Inc.	2,560,064
60,001	Republic Services, Inc.	1,683,628
114,455	Spirit Aerosystems Holdings, Inc.[a]	1,825,557
95,960	Textron, Inc.	1,692,734

	Total Industrials	18,132,268

Information Technology (8.4%)
60,278	Adobe Systems, Inc.[a]	1,456,919
34,001	Amphenol Corporation	1,386,221
26,983	BMC Software, Inc.[a]	1,040,465
69,734	Electronic Arts, Inc.[a]	1,426,060
91,856	Maxim Integrated Products, Inc.[b]	2,143,001
27,893	NetApp, Inc.[a]	946,688
118,440	NVIDIA Corporation[a]	1,480,500
84,425	ON Semiconductor Corporation[a]	605,327
93,238	Parametric Technology Corporation[a]	1,434,001
46,265	Polycom, Inc.[a]	849,888
37,217	QLIK Technologies, Inc.[a]	806,120
56,559	Quest Software, Inc.[a]	898,157
70,252	Xilinx, Inc.	1,927,715

	Total Information Technology	16,401,062

Materials (2.6%)
34,390	Allegheny Technologies, Inc.	1,272,086
23,514	Celanese Corporation	764,911
160,091	Chemtura Corporation[a]	1,605,713
42,066	Cytec Industries, Inc.	1,478,199

	Total Materials	5,120,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value
Telecommunications Services (1.2%)
780,652	Sprint Nextel Corporation[a]	$2,373,182

	Total Telecommunications Services	2,373,182

Utilities (15.2%)
83,238	AES Corporation[a]	812,403
113,471	CMS Energy Corporation	2,245,591
49,675	Edison International, Inc.	1,900,069
70,543	GenOn Energy, Inc.[a]	196,109
46,080	Great Plains Energy, Inc.	889,344
50,974	Northeast Utilities	1,715,275
142,551	NV Energy, Inc.	2,096,925
42,939	Pinnacle West Capital Corporation	1,843,801
174,774	PPL Corporation	4,988,050
38,036	Questar Corporation	673,618
74,958	SCANA Corporation[b]	3,032,051
65,925	Sempra Energy	3,395,137
43,991	Westar Energy, Inc.	1,162,242
185,797	Xcel Energy, Inc.	4,587,328

	Total Utilities	29,537,943

	Total Common Stock (cost $204,319,506)	191,646,373

Shares	Collateral Held for Securities Loaned (2.9%)	Value
5,575,280	Thrivent Financial Securities Lending Trust	5,575,280

	Total Collateral Held for Securities Loaned (cost $5,575,280)	5,575,280

Principal Amount	Short-Term Investments (1.5%)[c]	Value
3,000,000	Federal Home Loan Mortgage Corporation Discount Notes 0.020%, 11/28/2011[d]	2,999,903

	Total Short-Term Investments (at amortized cost)	2,999,903

	Total Investments (cost $212,894,689) 102.7%	$200,221,556

	Other Assets and Liabilities, Net (2.7%)	(5,352,429)

	Total Net Assets 100.0%	$194,869,127

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,330,704
Gross unrealized depreciation	(25,003,837)

Net unrealized appreciation (depreciation)	$(12,673,133)

Cost for federal income tax purposes	$212,894,689

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,051,534	22,051,534	–	–
Consumer Staples	12,716,734	12,716,734	–	–
Energy	12,030,000	12,030,000	–	–
Financials	62,671,182	62,671,182	–	–
Health Care	10,611,559	10,611,559	–	–
Industrials	18,132,268	18,132,268	–	–
Information Technology	16,401,062	16,401,062	–	–
Materials	5,120,909	5,120,909	–	–
Telecommunications Services	2,373,182	2,373,182	–	–
Utilities	29,537,943	29,537,943	–	–
Collateral Held for Securities Loaned	5,575,280	5,575,280	–	–
Short-Term Investments	2,999,903	–	2,999,903	–

Total	$200,221,556	$197,221,653	$2,999,903	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$6,220,480	$68,240,814	$68,886,014	5,575,280	$5,575,280	$21,238
Total Value and Income Earned	6,220,480				5,575,280	21,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (10.0%)
137,714	Autoliv, Inc.[a]	$6,679,129
130,300	Charter Communications, Inc.[b]	6,103,252
105,336	Dollar Tree, Inc.[b]	7,911,787
158,200	Omnicom Group, Inc.	5,828,088
65,255	Panera Bread Company[b]	6,782,605
222,600	Williams-Sonoma, Inc.	6,853,854
34,300	WMS Industries, Inc.[b]	603,337

	Total Consumer Discretionary	40,762,052

Consumer Staples (3.7%)
134,300	Corn Products International, Inc.	5,269,932
156,212	TreeHouse Foods, Inc.[b]	9,660,150

	Total Consumer Staples	14,930,082

Energy (9.6%)
322,592	Alpha Natural Resources, Inc.[b]	5,706,653
133,200	ENSCO International plc ADR	5,385,276
419,000	Helix Energy Solutions Group, Inc.[b]	5,488,900
130,206	National Oilwell Varco, Inc.	6,669,151
166,600	Southwestern Energy Company[b]	5,552,778
460,600	Weatherford International, Ltd.[b]	5,623,926
131,000	Whiting Petroleum Corporation[b]	4,595,480

	Total Energy	39,022,164

Financials (17.8%)
396,373	Duke Realty Corporation[a]	4,161,917
146,571	Endurance Specialty Holdings, Ltd.	5,005,400
340,735	Equity One, Inc.[a]	5,404,057
351,320	HCC Insurance Holdings, Inc.	9,503,206
458,148	Host Hotels & Resorts, Inc.	5,012,139
45,749	IntercontinentalExchange, Inc.[b]	5,410,277
139,624	Lazard, Ltd.	2,946,066
122,600	M&T Bank Corporation	8,569,740
272,900	NASDAQ OMX Group, Inc.[b]	6,314,906
149,633	Northern Trust Corporation	5,234,162
334,760	W.R. Berkley Corporation	9,939,024
348,372	Zions Bancorporation	4,901,594

	Total Financials	72,402,488

Health Care (14.1%)
64,000	Alexion Pharmaceuticals, Inc.[b]	4,099,840
83,182	C.R. Bard, Inc.	7,281,752
101,500	Covance, Inc.[b]	4,613,175
216,891	Coventry Health Care, Inc.[b]	6,248,630
209,331	Health Net, Inc.[b]	4,963,238
225,700	Thoratec Corporation[b]	7,366,848
101,600	United Therapeutics Corporation[b]	3,808,984
80,014	Varian Medical Systems, Inc.[b]	4,173,530
107,475	Vertex Pharmaceuticals, Inc.[b]	4,786,937
68,000	Waters Corporation[b]	5,133,320
89,869	Zimmer Holdings, Inc.[b]	4,807,991

	Total Health Care	57,284,245

Industrials (13.1%)
159,382	Chicago Bridge and Iron Company	4,563,107
218,293	CSX Corporation	4,075,530
128,148	Expeditors International of Washington, Inc.	5,196,401
160,700	FTI Consulting, Inc.[a,b]	5,915,367
694,086	Manitowoc Company, Inc.	4,657,317

Shares	Common Stock (95.8%)	Value
Industrials (13.1%) - continued
99,608	Manpower, Inc.	$3,348,821
313,734	Oshkosh Corporation[b]	4,938,173
81,282	Parker Hannifin Corporation	5,131,333
174,700	Republic Services, Inc.	4,902,082
97,532	SPX Corporation	4,419,175
146,788	Tyco International, Ltd.	5,981,611

	Total Industrials	53,128,917

Information Technology (19.0%)
116,500	Alliance Data Systems Corporation[a,b]	10,799,550
205,804	eBay, Inc.[b]	6,069,160
294,532	Juniper Networks, Inc.[b]	5,083,622
171,482	Lam Research Corporation[b]	6,512,886
414,184	NVIDIA Corporation[b]	5,177,300
181,500	SuccessFactors, Inc.[b]	4,172,685
834,446	Teradyne, Inc.[b]	9,187,251
404,800	TIBCO Software, Inc.[b]	9,063,472
443,400	ValueClick, Inc.[b]	6,899,304
194,700	VeriFone Systems, Inc.[b]	6,818,394
269,791	Xilinx, Inc.	7,403,065

	Total Information Technology	77,186,689

Materials (4.0%)
125,117	Albemarle Corporation	5,054,727
168,624	Silgan Holdings, Inc.	6,195,246
498,800	Steel Dynamics, Inc.	4,948,096

	Total Materials	16,198,069

Utilities (4.5%)
318,500	CMS Energy Corporation	6,303,115
431,278	NV Energy, Inc.	6,344,099
205,766	UGI Corporation	5,405,473

	Total Utilities	18,052,687

	Total Common Stock (cost $386,999,042)	388,967,393

Shares	Collateral Held for Securities Loaned (6.4%)	Value
25,753,050	Thrivent Financial Securities Lending Trust	25,753,050

	Total Collateral Held for Securities Loaned (cost $25,753,050)	25,753,050

Principal Amount	Short-Term Investments (3.2%)[c]	Value
5,000,000	Federal Home Loan Bank Discount Notes 0.020%, 11/18/2011[d]	4,999,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Short-Term Investments (3.2%)[c]	Value
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 12/21/2011[d]	$4,999,775
3,000,000	0.020%, 12/28/2011[d]	2,999,853

	Total Short-Term Investments (at amortized cost)	12,999,495

	Total Investments (cost $425,751,587) 105.4%	$427,719,938

	Other Assets and Liabilities, Net (5.4%)	(21,749,824)

	Total Net Assets 100.0%	$405,970,114

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$47,141,818
Gross unrealized depreciation	(45,173,467)

Net unrealized appreciation (depreciation)	$1,968,351

Cost for federal income tax purposes	$425,751,587

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,762,052	40,762,052	–	–
Consumer Staples	14,930,082	14,930,082	–	–
Energy	39,022,164	39,022,164	–	–
Financials	72,402,488	72,402,488	–	–
Health Care	57,284,245	57,284,245	–	–
Industrials	53,128,917	53,128,917	–	–
Information Technology	77,186,689	77,186,689	–	–
Materials	16,198,069	16,198,069	–	–
Utilities	18,052,687	18,052,687	–	–
Collateral Held for Securities Loaned	25,753,050	25,753,050	–	–
Short-Term Investments	12,999,495	–	12,999,495	–
Total	$427,719,938	$414,720,443	$12,999,495	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011- September 30, 2011
Thrivent Financial Securities Lending Trust	$33,032,547	$198,173,858	$205,453,355	25,753,050	$25,753,050	$30,817
Total Value and Income Earned	33,032,547				25,753,050	30,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (13.7%)
3,433	99 Cents Only Stores[a]	$63,236
5,800	Aaron’s, Inc.	146,450
5,500	Advance Auto Parts, Inc.	319,550
5,750	Aeropostale, Inc.[a]	62,157
4,200	AMC Networks, Inc.[a]	134,190
13,980	American Eagle Outfitters, Inc.	163,846
2,900	American Greetings Corporation	53,650
3,850	Ann, Inc.[a]	87,934
5,100	Ascena Retail Group, Inc.[a]	138,057
3,300	Bally Technologies, Inc.[a]	89,034
2,970	Barnes & Noble, Inc.[b]	35,135
2,210	Bob Evans Farms, Inc.	63,029
8,020	BorgWarner, Inc.[a]	485,451
5,955	Brinker International, Inc.	124,579
4,400	Career Education Corporation[a]	57,420
4,200	Cheesecake Factory, Inc.[a]	103,530
12,400	Chico’s FAS, Inc.	141,732
4,400	Collective Brands, Inc.[a]	57,024
2,900	Deckers Outdoor Corporation[a]	270,454
7,100	Dick’s Sporting Goods, Inc.[a]	237,566
8,940	Dollar Tree, Inc.[a]	671,483
5,300	DreamWorks Animation SKG, Inc.[a]	96,354
19,000	Eastman Kodak Company[a,b]	14,822
11,100	Foot Locker, Inc.	222,999
3,900	Fossil, Inc.[a]	316,134
10,420	Gentex Corporation	250,601
4,900	Guess ?, Inc.	139,601
7,100	Hanesbrands, Inc.[a]	177,571
2,070	International Speedway Corporation	47,279
1,500	ITT Educational Services, Inc.[a,b]	86,370
3,500	John Wiley and Sons, Inc.	155,470
4,800	KB Home	28,128
4,200	Lamar Advertising Company[a]	71,526
3,100	Life Time Fitness, Inc.[a]	114,235
10,700	LKQ Corporation[a]	258,512
2,700	M.D.C. Holdings, Inc.	45,738
2,200	Matthews International Corporation	67,672
2,800	Meredith Corporation[b]	63,392
4,270	Mohawk Industries, Inc.[a]	183,226
8,300	New York Times Company[a,b]	48,223
500	NVR, Inc.[a]	301,990
19,200	Office Depot, Inc.[a]	39,552
2,300	Panera Bread Company[a]	239,062
8,300	PetSmart, Inc.	353,995
5,100	Polaris Industries, Inc.	254,847
5,000	PVH Corporation	291,200
7,100	RadioShack Corporation	82,502
4,000	Regis Corporation	56,360
4,500	Rent-A-Center, Inc.	123,525
3,100	Ryland Group, Inc.	33,015
11,450	Saks, Inc.[a,b]	100,188
1,910	Scholastic Corporation	53,537
3,900	Scientific Games Corporation[a]	27,768
16,700	Service Corporation International	152,972
5,020	Sotheby’s Holdings, Inc.	138,401
900	Strayer Education, Inc.[b]	69,003
3,300	Thor Industries, Inc.	73,095
10,500	Toll Brothers, Inc.[a]	151,515
5,300	Tractor Supply Company	331,515
4,500	Tupperware Brands Corporation	241,830
2,700	Under Armour, Inc.[a]	179,307

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (13.7%) - continued
3,400	Valassis Communications, Inc.[a,b]	$63,716
3,200	Warnaco Group, Inc.[a]	147,488
20,614	Wendy’s Company	94,618
7,680	Williams-Sonoma, Inc.	236,467
4,100	WMS Industries, Inc.[a]	72,119

	Total Consumer Discretionary	9,802,947

Consumer Staples (5.1%)
4,040	BJ’s Wholesale Club, Inc.[a]	207,010
10,520	Church & Dwight Company, Inc.	464,984
5,700	Corn Products International, Inc.	223,668
5,050	Energizer Holdings, Inc.[a]	335,522
8,150	Flowers Foods, Inc.	158,599
9,500	Green Mountain Coffee Roasters, Inc.[a,b]	882,930
5,700	Hansen Natural Corporation[a]	497,553
1,540	Lancaster Colony Corporation	93,955
4,000	Ralcorp Holdings, Inc.[a]	306,840
3,610	Ruddick Corporation	140,754
12,100	Smithfield Foods, Inc.[a]	235,950
1,657	Tootsie Roll Industries, Inc.	39,967
1,740	Universal Corporation	62,396

	Total Consumer Staples	3,650,128

Energy (6.3%)
15,500	Arch Coal, Inc.	225,990
4,200	Atwood Oceanics, Inc.[a]	144,312
3,500	Bill Barrett Corporation[a]	126,840
1,500	Carbo Ceramics, Inc.	153,795
6,300	Cimarex Energy Company	350,910
3,500	Comstock Resources, Inc.[a]	54,110
5,900	Dresser-Rand Group, Inc.[a]	239,127
2,600	Dril-Quip, Inc.[a]	140,166
5,300	Energen Corporation	216,717
4,478	Exterran Holdings, Inc.[a]	43,526
8,300	Forest Oil Corporation[a]	119,520
7,700	Helix Energy Solutions Group, Inc.[a]	100,870
15,390	HollyFrontier Corporation	403,526
4,700	Northern Oil and Gas, Inc.[a,b]	91,133
8,000	Oceaneering International, Inc.	282,720
3,800	Oil States International, Inc.[a]	193,496
1,900	Overseas Shipholding Group, Inc.[b]	26,106
6,600	Patriot Coal Corporation[a]	55,836
11,300	Patterson-UTI Energy, Inc.	195,942
10,339	Plains Exploration & Production Company[a]	234,799
8,500	Quicksilver Resources, Inc.[a,b]	64,430
4,700	SM Energy Company	285,055
9,100	Southern Union Company	369,187
5,900	Superior Energy Services, Inc.[a]	154,816
3,800	Tidewater, Inc.	159,790
3,100	Unit Corporation[a]	114,452

	Total Energy	4,547,171

Financials (18.6%)
3,900	Affiliated Managers Group, Inc.[a]	304,395
4,600	Alexandria Real Estate Equities, Inc.	282,394
5,000	American Campus Communities, Inc.	186,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.4%)	Value
Financials (18.6%) - continued
5,635	American Financial Group, Inc.	$175,080
13,400	Apollo Investment Corporation	100,768
8,000	Arthur J. Gallagher & Company	210,400
4,900	Aspen Insurance Holdings, Ltd.	112,896
11,993	Associated Banc-Corp	111,535
5,370	Astoria Financial Corporation	41,295
4,900	BancorpSouth, Inc.[b]	43,022
3,500	Bank of Hawaii Corporation	127,400
5,400	BRE Properties, Inc.	228,636
8,100	Brown & Brown, Inc.	144,180
5,200	Camden Property Trust	287,352
5,500	Cathay General Bancorp	62,590
3,520	City National Corporation	132,915
5,685	Commerce Bancshares, Inc.	197,554
5,100	Corporate Office Properties Trust	111,078
6,288	Cousins Properties, Inc.	36,785
4,500	Cullen/Frost Bankers, Inc.	206,370
17,900	Duke Realty Corporation	187,950
10,800	East West Bancorp, Inc.	161,028
8,400	Eaton Vance Corporation	187,068
3,800	Equity One, Inc.	60,268
2,400	Essex Property Trust, Inc.	288,096
4,010	Everest Re Group, Ltd.	318,314
4,700	Federal Realty Investment Trust	387,327
15,905	Fidelity National Financial, Inc.	241,438
7,500	First American Financial Corporation	96,000
20,400	First Niagara Financial Group, Inc.	186,660
7,598	FirstMerit Corporation	86,313
13,600	Fulton Financial Corporation	104,040
2,200	Greenhill & Company, Inc.	62,898
6,300	Hancock Holding Company	168,714
3,370	Hanover Insurance Group, Inc.	119,635
7,750	HCC Insurance Holdings, Inc.	209,638
5,200	Highwoods Properties, Inc.	146,952
3,000	Home Properties, Inc.	170,280
8,900	Hospitality Properties Trust	188,947
3,700	International Bancshares Corporation	48,655
10,400	Jefferies Group, Inc.	129,064
3,200	Jones Lang LaSalle, Inc.	165,792
3,500	Kemper Corporation	83,860
8,500	Liberty Property Trust	247,435
9,568	Macerich Company	407,884
6,300	Mack-Cali Realty Corporation	168,525
2,700	Mercury General Corporation	103,545
8,800	MSCI, Inc.[a]	266,904
31,911	New York Community Bancorp, Inc.	379,741
17,250	Old Republic International Corporation	153,870
7,200	Omega Healthcare Investors, Inc.	114,696
3,007	Potlatch Corporation	94,781
3,500	Prosperity Bancshares, Inc.	114,380
6,070	Protective Life Corporation	94,874
7,425	Raymond James Financial, Inc.	192,753
9,012	Rayonier, Inc. REIT	331,552
9,300	Realty Income Corporation[b]	299,832
6,500	Regency Centers Corporation	229,645
5,400	Reinsurance Group of America, Inc.	248,130
11,040	SEI Investments Company	169,795
10,900	Senior Housing Property Trust	234,786
6,200	SL Green Realty Corporation	360,530

Shares	Common Stock (97.4%)	Value
Financials (18.6%) - continued
3,200	StanCorp Financial Group, Inc.	$88,224
3,230	SVB Financial Group[a]	119,510
54,300	Synovus Financial Corporation	58,101
4,300	Taubman Centers, Inc.	216,333
11,120	TCF Financial Corporation	101,859
4,600	Transatlantic Holdings, Inc.	223,192
4,400	Trustmark Corporation[b]	79,860
15,903	UDR, Inc.	352,092
11,304	Valley National Bancorp[b]	119,709
8,175	W.R. Berkley Corporation	242,716
6,340	Waddell & Reed Financial, Inc.	158,563
7,727	Washington Federal, Inc.	98,442
5,130	Webster Financial Corporation	78,489
8,700	Weingarten Realty Investors	184,179
2,120	Westamerica Bancorporation	81,238

	Total Financials	13,317,797

Health Care (11.4%)
13,700	Allscripts Healthcare Solutions, Inc.[a]	246,874
3,700	AMERIGROUP Corporation[a]	144,337
1,500	Bio-Rad Laboratories, Inc.[a]	136,155
3,700	Catalyst Health Solutions, Inc.[a]	213,453
3,800	Charles River Laboratories International, Inc.[a]	108,756
6,800	Community Health Systems, Inc.[a]	113,152
3,600	Cooper Companies, Inc.	284,940
4,510	Covance, Inc.[a]	204,979
8,600	Endo Pharmaceutical Holdings, Inc.[a]	240,714
3,600	Gen-Probe, Inc.[a]	206,100
17,900	Health Management Associates, Inc.[a]	123,868
6,480	Health Net, Inc.[a]	153,641
6,800	Henry Schein, Inc.[a]	421,668
4,650	Hill-Rom Holdings, Inc.	139,593
19,000	Hologic, Inc.[a]	288,990
4,200	IDEXX Laboratories, Inc.[a,b]	289,674
3,700	Kindred Healthcare, Inc.[a]	31,894
4,500	Kinetic Concepts, Inc.[a]	296,505
3,800	LifePoint Hospitals, Inc.[a]	139,232
6,730	Lincare Holdings, Inc.	151,425
4,300	Masimo Corporation	93,095
4,700	Medicis Pharmaceutical Corporation	171,456
3,600	Mednax, Inc.[a]	225,504
2,400	Mettler-Toledo International, Inc.[a]	335,904
8,420	Omnicare, Inc.[b]	214,121
4,650	Owens & Minor, Inc.	132,432
6,850	Perrigo Company	665,203
8,400	Pharmaceutical Product Development, Inc.	215,544
11,100	ResMed, Inc.[a]	319,569
4,400	STERIS Corporation	128,788
2,800	Techne Corporation	190,428
3,040	Teleflex, Inc.	163,461
4,400	Thoratec Corporation[a]	143,616
3,900	United Therapeutics Corporation[a]	146,211
7,100	Universal Health Services, Inc.	241,400
6,100	VCA Antech, Inc.[a]	97,478
15,220	Vertex Pharmaceuticals, Inc.[a]	677,899

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.4%)	Value
Health Care (11.4%) - continued
3,200	Wellcare Health Plans, Inc.[a]	$121,536

	Total Health Care	8,219,595

Industrials (14.0%)
3,200	Acuity Brands, Inc.	115,328
8,600	Aecom Technology Corporation[a]	151,962
7,130	AGCO Corporation[a]	246,484
2,640	Alaska Air Group, Inc.[a]	148,606
3,060	Alexander & Baldwin, Inc.	111,782
2,500	Alliant Techsystems, Inc.	136,275
11,855	AMETEK, Inc.	390,859
7,600	BE Aerospace, Inc.[a]	251,636
3,360	Brink’s Company	78,322
4,540	Carlisle Companies, Inc.	144,735
3,500	Clean Harbors, Inc.[a]	179,550
4,030	Con-way, Inc.	89,184
4,200	Copart, Inc.[a]	164,304
2,600	Corporate Executive Board Company	77,480
7,700	Corrections Corporation of America[a]	174,713
3,600	Crane Company	128,484
3,700	Deluxe Corporation	68,820
5,600	Donaldson Company, Inc.	306,880
2,300	Esterline Technologies Corporation[a]	119,232
3,100	FTI Consulting, Inc.[a]	114,111
3,900	Gardner Denver, Inc.	247,845
3,320	GATX Corporation	102,887
3,900	General Cable Corporation[a]	91,065
4,500	Graco, Inc.	153,630
2,460	Granite Construction, Inc.	46,174
5,800	Harsco Corporation	112,462
4,190	Herman Miller, Inc.	74,833
3,230	HNI Corporation[b]	61,790
4,430	Hubbell, Inc.	219,462
3,601	Huntington Ingalls Industries, Inc.[a]	87,612
6,000	IDEX Corporation	186,960
6,840	JB Hunt Transport Services, Inc.	247,061
13,775	JetBlue Airways Corporation[a,b]	56,477
8,100	Kansas City Southern, Inc.[a]	404,676
11,100	KBR, Inc.	262,293
6,040	Kennametal, Inc.	197,750
4,100	Kirby Corporation[a]	215,824
3,240	Korn/Ferry International[a]	39,496
3,500	Landstar System, Inc.	138,460
3,900	Lennox International, Inc.	100,542
6,200	Lincoln Electric Holdings, Inc.	179,862
6,070	Manpower, Inc.	204,073
2,300	Mine Safety Appliances Company	62,008
3,500	MSC Industrial Direct Company, Inc.	197,610
4,380	Nordson Corporation	174,061
6,600	Oshkosh Corporation[a]	103,884
7,260	Pentair, Inc.	232,393
3,100	Regal-Beloit Corporation	140,678
4,322	Rollins, Inc.	80,865
5,300	Shaw Group, Inc.[a]	115,222
3,760	SPX Corporation	170,366
7,900	Terex Corporation[a]	81,054
3,900	Thomas & Betts Corporation[a]	155,649
6,200	Timken Company	203,484
3,900	Towers Watson & Company	233,142

Shares	Common Stock (97.4%)	Value
Industrials (14.0%) - continued
5,795	Trinity Industries, Inc.	$124,071
2,800	Triumph Group, Inc.	136,472
4,498	United Rentals, Inc.[a,b]	75,746
5,800	URS Corporation[a]	172,028
7,400	UTI Worldwide, Inc.	96,496
1,700	Valmont Industries, Inc.	132,498
3,600	Wabtec Corporation	190,332
8,300	Waste Connections, Inc.	280,706
2,100	Watsco, Inc.	107,310
3,100	Werner Enterprises, Inc.	64,573
4,400	Woodward, Inc.	120,560

	Total Industrials	10,081,189

Information Technology (15.4%)
2,520	ACI Worldwide, Inc.[a]	69,401
5,790	Acxiom Corporation[a]	61,606
4,780	ADTRAN, Inc.	126,479
2,400	Advent Software, Inc.[a]	50,040
3,700	Alliance Data Systems Corporation[a,b]	342,990
6,800	ANSYS, Inc.[a]	333,472
7,700	AOL, Inc.[a]	92,400
8,470	Arrow Electronics, Inc.[a]	235,297
33,720	Atmel Corporation[a]	272,120
11,120	Avnet, Inc.[a]	290,010
8,900	Broadridge Financial Solutions, Inc.	179,246
19,280	Cadence Design Systems, Inc.[a]	178,147
7,000	Ciena Corporation[a,b]	78,400
3,500	Concur Technologies, Inc.[a]	130,270
8,400	Convergys Corporation[a]	78,792
7,600	CoreLogic, Inc.[a]	81,092
8,500	Cree, Inc.[a,b]	220,830
12,500	Cypress Semiconductor Corporation[a]	187,125
4,730	Diebold, Inc.	130,122
2,900	Digital River, Inc.[a]	60,117
2,510	DST Systems, Inc.	110,013
3,500	Equinix, Inc.[a]	310,905
3,400	FactSet Research Systems, Inc.	302,498
2,750	Fair Isaac Corporation	60,032
9,200	Fairchild Semiconductor International, Inc.[a]	99,360
7,100	Gartner, Inc.[a]	247,577
5,900	Global Payments, Inc.	238,301
7,900	Informatica Corporation[a]	323,505
11,400	Ingram Micro, Inc.[a]	183,882
10,050	Integrated Device Technology, Inc.[a]	51,758
5,050	International Rectifier Corporation[a]	94,031
8,900	Intersil Corporation	91,581
3,000	Itron, Inc.[a]	88,500
6,260	Jack Henry & Associates, Inc.	181,415
9,100	Lam Research Corporation[a]	345,618
6,100	Lender Processing Services, Inc.	83,509
1,700	ManTech International Corporation	53,346
6,470	Mentor Graphics Corporation[a]	62,241
6,000	MICROS Systems, Inc.[a]	263,460
6,662	National Instruments Corporation	152,293
11,400	NCR Corporation[a]	192,546
5,300	NeuStar, Inc.[a]	133,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.4%)	Value
Information Technology (15.4%) - continued
8,300	Parametric Technology Corporation[a]	$127,654
3,440	Plantronics, Inc.	97,868
12,940	Polycom, Inc.[a]	237,708
7,400	QLogic Corporation[a]	93,832
4,200	Quest Software, Inc.[a]	66,696
7,600	Rackspace Hosting, Inc.[a]	259,464
19,740	RF Micro Devices, Inc.[a]	125,152
11,400	Riverbed Technology, Inc.[a]	227,544
8,240	Rovi Corporation[a]	354,155
4,690	Semtech Corporation[a]	98,959
3,300	Silicon Laboratories, Inc.[a]	110,583
13,600	Skyworks Solutions, Inc.[a]	243,984
5,100	Solera Holdings, Inc.	257,550
10,380	Synopsys, Inc.[a]	252,857
3,180	Tech Data Corporation[a]	137,471
11,900	TIBCO Software, Inc.[a]	266,441
9,000	Trimble Navigation, Ltd.[a]	301,950
6,000	ValueClick, Inc.[a]	93,360
5,600	Varian Semiconductor Equipment Associates, Inc.[a]	342,440
7,600	VeriFone Systems, Inc.[a]	266,152
11,320	Vishay Intertechnology, Inc.[a]	94,635
4,000	Zebra Technologies Corporation[a]	123,760

	Total Information Technology	11,047,784

Materials (6.1%)
6,720	Albemarle Corporation	271,488
4,900	AptarGroup, Inc.	218,883
5,800	Ashland, Inc.	256,012
4,790	Cabot Corporation	118,696
3,300	Carpenter Technology Corporation	148,137
8,100	Commercial Metals Company	77,031
2,400	Compass Minerals International, Inc.	160,272
3,660	Cytec Industries, Inc.	128,612
2,900	Domtar Corporation	197,693
2,300	Greif, Inc.	98,647
3,900	Intrepid Potash, Inc.[a]	96,993
8,900	Louisiana-Pacific Corporation[a]	45,390
3,420	Martin Marietta Materials, Inc.[b]	216,212
1,380	Minerals Technologies, Inc.	67,993
900	NewMarket Corporation	136,683
5,700	Olin Corporation	102,657
7,300	Packaging Corporation of America	170,090
5,500	Reliance Steel & Aluminum Company	187,055
5,300	Rock-Tenn Company	258,004
9,400	RPM International, Inc.	175,780
3,300	Scotts Miracle-Gro Company[b]	147,180
3,730	Sensient Technologies Corporation	121,412
3,600	Silgan Holdings, Inc.	132,264
7,180	Sonoco Products Company	202,691
15,500	Steel Dynamics, Inc.	153,760
8,000	Temple-Inland, Inc.	250,960
6,760	Valspar Corporation	210,980
3,800	Worthington Industries, Inc.	53,086

	Total Materials	4,404,661

Shares	Common Stock (97.4%)	Value
Telecommunications Services (0.5%)
6,720	Telephone & Data Systems, Inc.	$142,800
10,900	TW Telecom, Inc.[a]	180,068

	Total Telecommunications Services	322,868

Utilities (6.3%)
5,680	AGL Resources, Inc.	231,403
8,100	Alliant Energy Corporation	313,308
9,866	Aqua America, Inc.	212,810
6,500	Atmos Energy Corporation	210,925
2,800	Black Hills Corporation	85,792
4,400	Cleco Corporation	150,216
8,530	DPL, Inc.	257,094
9,863	Great Plains Energy, Inc.	190,356
6,980	Hawaiian Electric Industries, Inc.	169,474
3,630	IDACORP, Inc.	137,142
13,625	MDU Resources Group, Inc.	261,464
6,100	National Fuel Gas Company	296,948
7,540	NSTAR	337,867
16,600	NV Energy, Inc.	244,186
7,090	OGE Energy Corporation	338,831
6,175	PNM Resources, Inc.	101,455
12,700	Questar Corporation	224,917
8,100	UGI Corporation	212,787
5,690	Vectren Corporation	154,085
8,220	Westar Energy, Inc.[b]	217,172
3,810	WGL Holdings, Inc.	148,857

	Total Utilities	4,497,089

	Total Common Stock (cost $67,233,786)	69,891,229

Shares	Collateral Held for Securities Loaned (5.1%)	Value
3,676,428	Thrivent Financial Securities Lending Trust	3,676,428

	Total Collateral Held for Securities Loaned (cost $3,676,428)	3,676,428

Principal Amount	Short-Term Investments (0.4%)[c]	Value
	Federal National Mortgage Association Discount Notes
300,000	0.105%, 2/22/2012[d,e]	299,876

	Total Short-Term Investments (at amortized cost)	299,876

	Total Investments (cost $71,210,090) 102.9%	$73,867,533

	Other Assets and Liabilities, Net (2.9%)	(2,067,525)

	Total Net Assets 100.0%	$71,800,008

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

e	At September 30, 2011, $299,876 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$13,345,577
Gross unrealized depreciation	(10,688,134)

Net unrealized appreciation (depreciation)	$2,657,443

Cost for federal income tax purposes	$71,210,090

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	9,802,947	9,802,947	–	–
Consumer Staples	3,650,128	3,650,128	–	–
Energy	4,547,171	4,547,171	–	–
Financials	13,317,797	13,317,797	–	–
Health Care	8,219,595	8,219,595	–	–
Industrials	10,081,189	10,081,189	–	–
Information Technology	11,047,784	11,047,784	–	–
Materials	4,404,661	4,404,661	–	–
Telecommunications Services	322,868	322,868	–	–
Utilities	4,497,089	4,497,089	–	–
Collateral Held for Securities Loaned	3,676,428	3,676,428	–	–
Short-Term Investments	299,876	–	299,876	–

Total	$73,867,533	$73,567,657	$299,876	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	167,213	167,213	–	–

Total Liability Derivatives	$167,213	$167,213	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	25	December 2011	$2,114,463	$1,947,250	($167,213)
Total Futures Contracts					($167,213)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$5,212,131	$27,501,041	$29,036,744	3,676,428	$3,676,428	$8,231
Total Value and Income Earned	5,212,131				3,676,428	8,231

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (85.2%)	Value
Australia (3.6%)
32,477	Ansell, Ltd.	$406,148
42,081	Australia & New Zealand Banking Group, Ltd.	781,056
175,107	BHP Billiton, Ltd.	5,797,747
266,751	Boart Longyear Group	659,340
137,997	Brambles, Ltd.	850,697
19,087	Campbell Brothers, Ltd.	760,422
195,854	Challenger, Ltd.	794,351
17,872	Flight Centre, Ltd.	289,971
88,308	Fortescue Metals Group, Ltd.	368,853
93,630	GrainCorp, Ltd.	642,852
69,184	Iluka Resources, Ltd.	809,755
93,424	Mineral Resources, Ltd.	902,707
236,796	Mount Gibson Iron, Ltd.	298,779
198,768	NRW Holdings, Ltd.	437,947
26,768	Rio Tinto, Ltd.	1,567,860
220,752	SAI Global, Ltd.	1,004,343
73,757	United Group, Ltd.	806,345

	Total Australia	17,179,173

Austria (<0.1%)
7,533	Voestalpine AG	217,761

	Total Austria	217,761

Belgium (0.6%)
34,820	Anheuser-Busch InBev NV	1,848,236
17,046	Compagnie d’ Entreprises CFE	904,315

	Total Belgium	2,752,551

Bermuda (0.3%)
231,880	Archer, Ltd.[a]	843,310
742,000	Trinity, Ltd.	585,947

	Total Bermuda	1,429,257

Brazil (2.8%)
139,320	Banco Bradesco SA ADR	2,060,543
37,849	Lojas Renner SA	1,014,111
47,168	Multiplan Empreendimentos Imobiliarios SA	872,970
58,300	Petroleo Brasileiro SA ADR	1,308,835
101,000	Petroleo Brasileiro SA PREF ADR	2,092,720
122,500	Souza Cruz SA	1,220,244
126,000	Ultrapar Participacoes SA ADR	1,994,580
127,000	Vale SA SP PREF ADR	2,667,000

	Total Brazil	13,231,003

Canada (2.7%)
15,853	Agrium, Inc.	1,055,203
27,772	Alimentation Couche-Tard, Inc.	779,175
38,557	Barrick Gold Corporation	1,806,979
43,773	Brookfield Asset Management, Inc.	1,210,556
7,800	Canadian National Railway Company	521,266
20,580	Finning International, Inc.	376,092
26,270	Goldcorp, Inc.	1,205,076
41,929	Neo Material Technologies, Inc.[a]	255,279
32,959	Potash Corporation of Saskatchewan, Inc.	1,431,085
18,971	Shoppers Drug Mart Corporation	739,541
64,777	Suncor Energy, Inc.	1,654,196
13,298	Tim Hortons, Inc.	618,137
27,617	Trican Well Service, Ltd.	391,630

Shares	Common Stock (85.2%)	Value
Canada (2.7%) - continued
59,582	Yamana Gold, Inc.	$817,625

	Total Canada	12,861,840

Cayman Islands (0.1%)
1,080,000	Sa Sa International Holdings, Ltd.	640,422

	Total Cayman Islands	640,422

Chile (0.3%)
18,200	Banco Santander Chile SA ADR	1,337,336

	Total Chile	1,337,336

China (0.5%)
1,866,000	PetroChina Company, Ltd.	2,260,267

	Total China	2,260,267

Denmark (0.7%)
38,923	Christian Hansen Holding AS	806,204
42,705	DSV AS	768,356
16,021	Novo Nordisk AS	1,597,827

	Total Denmark	3,172,387

Finland (1.0%)
68,695	Amer Sports Oyj	866,152
24,632	Cargotec Oyj	597,036
120,150	Neste Oil Oyj	1,042,733
24,740	Outotec Oyj	883,331
29,648	Sampo Oyj	744,688
43,028	YIT Oyj	646,295

	Total Finland	4,780,235

France (4.9%)
33,559	Alten, Ltd.	906,187
12,841	AtoS	554,226
215,779	AXA SA	2,807,266
51,834	Beneteau SA	736,378
67,250	Cap Gemini SA	2,235,981
6,800	Christian Dior SA	761,349
45,492	Compagnie de Saint-Gobain	1,735,594
25,277	Faurecia	538,416
29,658	Ingenico	1,110,840
4,840	Remy Cointreau SA	333,668
18,280	Rubis	920,821
29,018	Safran SA	887,697
91,320	Total SA	4,029,018
25,299	Vinci SA	1,085,132
5,729	Virbac SA	928,858
170,744	Vivendi SA	3,476,370
8,151	Wendel SA	510,820

	Total France	23,558,621

Germany (4.4%)
12,359	BASF SE	753,478
17,340	Bayerische Motoren Werke AG	1,145,513
1,088,600	Commerzbank AGa	2,728,208
57,550	Daimler AG	2,559,526
50,100	Deutsche Boerse AGa	2,533,863
129,238	Deutz AGa	715,536
21,548	Gerresheimer AG	901,838
29,123	Gerry Weber International AG	828,659
9,046	Pfeiffer Vacuum Technology AG	794,533
16,175	Rheinmetall AG	758,710
33,570	SAP AG ADR	1,708,135
23,821	Siemens AG	2,143,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (85.2%)	Value
Germany (4.4%) - continued
27,439	Stada Arzneimittel AG	$576,050
35,969	Suedzucker AG	1,021,931
34,909	Symrise AG	806,850
8,484	Volkswagen AG	1,119,631

	Total Germany	21,095,668

Hong Kong (3.4%)
414,800	AIA Group, Ltd.	1,174,686
340,000	China Mobile, Ltd.	3,323,599
115,500	CLP Holdings, Ltd.	1,040,563
637,000	Dah Chong Hong Holdings, Ltd.	653,818
1,552,400	Guangzhou Automobile Group Company, Ltd.	1,508,702
329,000	Hang Lung Group, Ltd.	1,676,352
304,700	Hutchison Whampoa, Ltd.	2,254,915
2,277,878	New World Development Company, Ltd.	2,178,045
290,000	SJM Holdings, Ltd.	512,310
131,819	Swire Pacific, Ltd., Class A	1,354,424
340,000	Swire Pacific, Ltd., Class B	697,565

	Total Hong Kong	16,374,979

Hungary (0.2%)
8,200	Richter Gedeon Nyrt	1,119,504

	Total Hungary	1,119,504

India (2.0%)
109,000	Bharti Airtel, Ltd.	837,330
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	685,158
7,344	Grasim Industries, Ltd.	349,924
8,000	Grasim Industries, Ltd. GDR	379,498
39,763	Hero Motocorp, Ltd.	1,574,127
116,000	Hindustan Unilever, Ltd.	805,002
140,200	Housing Development Finance Corporation	1,825,190
25,000	ICICI Bank, Ltd.	440,989
10,400	ICICI Bank, Ltd. ADR	361,088
14,500	Infosys, Ltd.	745,130
16,504	Infosys, Ltd. ADR	842,859
20,696	Ultra Tech Cement, Ltd.	481,117
4,570	Ultra Tech Cement, Ltd. GDR	106,526

	Total India	9,433,938

Indonesia (0.6%)
327,000	PT Astra International Tbk	2,337,558
856,584	Telekomunikasi Indonesia Tbk PT	730,560

	Total Indonesia	3,068,118

Ireland (0.2%)
16,856	Kerry Group plc	591,676
9,066	Paddy Power plc	466,781

	Total Ireland	1,058,457

Israel (0.8%)
26,845	Mellanox Technologies, Ltd.[a]	838,101
76,350	Teva Pharmaceutical Industries, Ltd. ADR	2,841,747

	Total Israel	3,679,848

Italy (2.1%)
99,607	Banca Generali SPA	941,956
67,346	Davide Campari - Milano SPA	491,389

Shares	Common Stock (85.2%)	Value
Italy (2.1%) - continued
24,629	DiaSorin SPA	$909,141
166,700	Eni SPA	2,932,728
68,578	MARR SPA	709,815
420,984	Sorin SPA[a]	918,901
2,722,925	Telecom Italia SPA	2,648,139
58,473	Yoox SPA[a]	749,691

	Total Italy	10,301,760

Japan (17.2%)
16,000	Aisin Seiki Company, Ltd.	532,727
43,900	Asahi Diamond Industrial Company, Ltd.	610,649
68,000	Asics Corporation	928,499
129,000	Bank of Yokohama, Ltd.	646,897
189,450	Bridgestone Corporation	4,298,561
41,000	Canon, Inc.	1,861,648
19,700	Capcom Company, Ltd.	491,030
136	Central Japan Railway Company	1,186,845
106,000	Chiyoda Corporation	1,033,415
31,000	Daihatsu Motor Company, Ltd.	562,498
177,800	Daiichi Sankyo Company, Ltd.	3,706,507
38,800	Daito Trust Construction Company, Ltd.	3,557,150
851,456	Daiwa Securities Group, Inc.	3,179,554
10,300	Dena Company, Ltd.	431,482
65,100	East Japan Railway Company	3,946,792
25,736	Exedy Corporation	974,534
19,100	Gree, Inc.	582,499
144,000	Hitachi, Ltd.	714,825
11,400	Honda Motor Company, Ltd.	333,961
10,600	Idemitsu Kosan Company, Ltd.	949,565
338,000	IHI Corporation	745,164
89,500	ITOCHU Corporation	855,247
65,200	Kao Corporation	1,816,103
127,000	Kawasaki Heavy Industries, Ltd.	323,861
192	KDDI Corporation	1,321,797
211,000	Kureha Corporation	912,392
19,100	Lawson, Inc.	1,081,158
97,000	Marubeni Corporation	541,644
17,800	Maruwa Company, Ltd.	755,832
116,000	Mitsubishi Electric Corporation	1,027,512
27,200	Mitsui & Company, Ltd.	393,999
161,800	Mori Seiki Company, Ltd.	1,455,418
143,100	MS and AD Insurance Group Holdings, Inc.	3,113,524
39,400	Nabtesco Corporation	744,684
69,200	Namco Bandai Holdings, Inc.	937,239
58,500	Nichicon Corporation	707,828
162,800	Nikon Corporation	3,840,288
72,000	Nippon Shokubai Company, Ltd.	892,333
11,600	Nippon Telegraph & Telephone Corporation	555,734
118,000	Nippon Yusen KK	320,066
455,700	Nissan Motor Company, Ltd.	4,032,051
331,000	Penta-Ocean Construction Company, Ltd.	958,025
31,203	Pigeon Corporation	1,279,187
172,700	Pioneer Corporation[a]	723,526
18,500	Pola Orbis Holdings, Inc.	544,417
21,400	Sanrio Company, Ltd.	1,002,689
99,742	Sanyo Chemical Industries, Ltd.	772,299
15,178	SHO-BOND Holdings Company, Ltd.	365,186
182	So-net M3, Inc.	906,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (85.2%)	Value
Japan (17.2%) - continued
16,100	Start Today Company, Ltd.	$348,852
289,650	Sumitomo Corporation	3,584,002
87,300	Sumitomo Electric Industries, Ltd.	1,025,286
1,186,000	Sumitomo Mitsui Trust Holdings, Inc.	3,925,536
373,000	Sumitomo Osaka Cement Company, Ltd.	1,248,002
41,400	Sumitomo Rubber Industries, Ltd.	529,358
30,000	Sysmex Corporation	1,079,375
137,962	Tadano, Ltd.	957,119
203,000	Tokyu Corporation	1,020,110
17,000	Toyo Suisan Kaisha, Ltd.	466,224
22,410	Toyo Tanso Company, Ltd.	931,734
19,400	Trend Micro, Inc.	606,739
139,000	UNY Company, Ltd.	1,291,644
52,200	Ushio, Inc.	794,702
26,600	West Japan Railway Company	1,140,236
8,110	Yamada Denki Company, Ltd.	564,044

	Total Japan	82,967,889

Luxembourg (0.2%)
47,000	Tenaris SA ADR	1,196,150

	Total Luxembourg	1,196,150

Malaysia (0.4%)
640,000	CIMB Group Holdings Berhad	1,387,011
199,400	Public Bank Berhad	767,951

	Total Malaysia	2,154,962

Mexico (1.1%)
172,000	Consorcio ARA SAB de CV	48,741
43,500	Fomento Economico Mexicano SAB de CV ADR	2,819,670
13,500	Grupo Aeroportuario del Sureste SAB de CV ADR	671,220
483,500	Grupo Financiero Banorte SAB de CV ADR	1,429,042
259,000	Organizacion Soriana SAB de CVa	526,646

	Total Mexico	5,495,319

Netherlands (1.8%)
743,550	Aegon NVa	3,013,848
76,961	Koninklijke DSM NV	3,346,185
68,382	Unilever NV	2,164,541

	Total Netherlands	8,524,574

Norway (2.0%)
25,952	DnB NOR ASA	258,642
41,300	Schibsted ASA	884,473
24,324	Seadrill, Ltd.	671,738
218,598	Statoil ASA	4,690,647
207,000	Storebrand ASA	1,041,855
752,000	STX OSV Holdings, Ltd.	529,660
127,373	Tomra Systems ASA	819,652
22,605	Yara International ASA	862,395

	Total Norway	9,759,062

Philippines (0.4%)
2,576,000	Ayala Land, Inc.	850,867
658,242	Bank of the Philippine Islands	834,464

	Total Philippines	1,685,331

Shares	Common Stock (85.2%)	Value
Poland (0.3%)
31,000	Bank Pekao SA	$1,246,929

	Total Poland	1,246,929

Portugal (0.6%)
2,518,665	Banco Comercial Portugues SAa	651,600
469,700	Banco Espirito Santo SA	1,244,037
50,820	Jeronimo Martins SGPS SA	793,634

	Total Portugal	2,689,271

Russia (0.4%)
36,500	LUKOIL ADR	1,839,618

	Total Russia	1,839,618

Singapore (1.2%)
871,000	Biosenors International Group, Ltd.[a]	804,405
345,125	Keppel Corporation, Ltd.	2,023,886
95,000	Oversea-Chinese Banking Corporation, Ltd.	585,500
563,000	Raffles Medical Group, Ltd.	957,604
178,000	SembCorp Industries, Ltd.	459,419
829,000	Super Group, Ltd.	987,840

	Total Singapore	5,818,654

South Africa (0.5%)
59,584	Massmart Holdings, Ltd.	1,019,937
181,000	Truworths International, Ltd.	1,573,387

	Total South Africa	2,593,324

South Korea (2.6%)
12,181	BS Financial Group, Inc.[a]	132,812
4,101	E-Mart Company, Ltd.[a]	1,037,390
11,461	Fila Korea, Ltd.	685,954
39,660	Halla Climate Control Corporation	807,331
8,500	POSCO	2,619,396
6,250	Samsung Electronics Company, Ltd.	2,979,446
1,448	Shinsegae Company, Ltd.	334,488
3,521	SK Telecom Company, Ltd.	444,664
174,207	SK Telecom Company, Ltd. ADR	2,451,093
25,461	Technosemichem Company, Ltd.	860,234

	Total South Korea	12,352,808

Spain (1.8%)
368,888	Banco Bilbao Vizcaya Argentaria Rights, 0.10 EUR, expires 10/17/2011[a]	54,365
368,888	Banco Bilbao Vizcaya Argentaria SA	3,054,297
316,028	Banco Popular Espanol SA	1,457,988
112,900	Indra Sistemas SA	1,623,134
15,510	Industria de Diseno Textil SA (Inditex)	1,324,029
42,843	Repsol YPF SA	1,131,012

	Total Spain	8,644,825

Sweden (1.6%)
50,871	Atlas Copco AB	900,435
21,995	Elekta AB	827,436
37,809	Hexpol AB	696,565
31,277	Hoganas AB	831,169
52,449	JM AB	672,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (85.2%)	Value
Sweden (1.6%) - continued
20,248	Kinnevik Investment AB	$374,654
54,018	Nordea Bank AB	437,171
82,850	Swedbank AB	914,751
84,762	Telefonaktiebolaget LM Ericsson	813,879
114,342	Volvo AB	1,123,263

	Total Sweden	7,591,418

Switzerland (6.3%)
39,130	ABB, Ltd.[a]	669,350
58,850	Adecco SAa	2,319,544
11,317	Aryzta AG	491,412
3,938	Bucher Industries AG	610,503
2,981	Burckhardt Compression Holding AG	586,988
103,650	Credit Suisse Group[a]	2,711,607
1,737	Galenica AG	889,423
2,772	Givaudan SAa	2,161,865
49,532	Holcim, Ltd.[a]	2,628,551
5,030	Huber & Suhner AG	234,596
2,354	Kaba Holding AG	800,884
66,897	Nestle SA	3,682,856
68,350	Novartis AG	3,818,144
49,153	Roche Holding AG	7,938,800
12,720	Zehnder Group AG	711,381

	Total Switzerland	30,255,904

Taiwan (0.8%)
393,300	Taiwan Mobile Company, Ltd.[b]	1,113,361
1,250,951	Taiwan Semiconductor Manufacturing Company, Ltd.	2,815,591

	Total Taiwan	3,928,952

Thailand (1.6%)
185,000	Bangkok Bank pcl	874,865
280,100	PTT Exploration & Production pcl	1,250,016
356,000	PTT pcl	2,957,968
150,900	Siam Cement pcl	1,504,183
269,200	Siam Commercial Bank pcl	910,553

	Total Thailand	7,497,585

Turkey (0.7%)
473,982	Akbank TAS	1,859,023
37,000	BIM Birlesik Magazalar AS	1,018,531
151,000	Turkiye Garanti Bankasi AS	584,337

	Total Turkey	3,461,891

United Kingdom (12.1%)
10,393	Anglo American plc	357,618
8,546	AstraZeneca plc	379,250
39,058	Aveva Group plc	851,413
115,340	Babcock International Group plc	1,175,900
1,008,636	BAE Systems plc	4,165,557
123,518	BG Group plc	2,363,849
50,489	BHP Billiton plc	1,348,701
78,734	British American Tobacco plc	3,324,421
247,750	BT Group plc	664,015
48,257	Burberry Group plc	876,271
174,437	Carillion plc	901,698
37,146	Croda International plc	947,527
59,069	Drax Group plc	439,209
179,512	Halma plc	877,350
284,611	HSBC Holdings plc	2,179,784
73,350	HSBC Holdings plc ADR	2,790,234
33,480	IMI plc	367,471

Shares	Common Stock (85.2%)	Value
United Kingdom (12.1%) - continued
52,529	Imperial Tobacco Group plc	$1,772,643
98,792	Inchcape plc	426,687
165,911	Intermediate Capital Group plc	551,648
178,170	Kingfisher plc	684,119
285,566	Legal & General Group plc	426,457
245,211	Morgan Crucible Company plc	927,428
103,700	Pearson plc	1,829,085
84,991	Prudential plc	729,865
36,051	Rio Tinto plc	1,598,724
34,921	Rotork plc	840,451
14,645	Royal Dutch Shell plc	455,655
43,598	SABMiller plc	1,422,493
23,031	SABMiller plc	741,697
61,262	Shire plc	1,910,347
33,469	Spirax-Sarco Engineering plc	930,196
538,117	Spirent plc	1,023,286
54,664	SSE plc	1,096,894
79,653	Standard Chartered plc	1,589,085
51,994	Tate & Lyle plc	504,130
625,650	Tesco plc	3,664,633
48,547	Ultra Electronics Holdings plc	1,131,267
31,022	Unilever plc	971,691
1,546,200	Vodafone Group plc	3,984,726
288,599	William Morrison Supermarkets plc	1,301,148
371,450	WPP plc	3,440,358

	Total United Kingdom	57,964,981

United States (0.4%)
40,383	iShares MSCI EAFE Index Fund	1,928,288

	Total United States	1,928,288

	Total Common Stock (cost $450,436,547)	409,150,860

Principal Amount	Long-Term Fixed Income (11.0%)	Value
Argentina (0.3%)
	Arcos Dorados SA
73,000	7.500%, 10/1/2019	76,468
	Argentina Government International Bond
130,000	7.000%, 10/3/2015	109,200
493,008	7.820%, 12/31/2033[c]	379,796
525,443	7.820%, 12/31/2033[c]	404,783
131,728	8.280%, 12/31/2033	86,941
2,730,000	Zero Coupon, 12/15/2035[c]	442,563
290,000	Zero Coupon, 12/15/2035	39,658
100,000	2.260%, 12/31/2038[c,d]	38,183

	Total Argentina	1,577,592

Belarus (0.1%)
	Belarus Government International Bond
439,000	8.750%, 8/3/2015	313,885
100,000	8.950%, 1/26/2018	70,250

	Total Belarus	384,135

Belize (<0.1%)
	Belize Government International Bond
120,000	6.000%, 2/20/2029[d]	72,600

	Total Belize	72,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (11.0%)	Value
Brazil (0.4%)
	Banco Safra SA
$300,000	10.250%, 8/8/2016[e,f]	$154,763
	BFF International, Ltd.
260,000	7.250%, 1/28/2020	271,050
	Brazil Government International Bond
100,000	5.875%, 1/15/2019	114,750
930,000	4.875%, 1/22/2021	994,170
140,000	7.125%, 1/20/2037	178,849
290,000	5.625%, 1/7/2041	312,475
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[b,e,g]	10

	Total Brazil	2,026,067

Canada (0.1%)
	PTTEP Canada International Finance, Ltd.
270,000	5.692%, 4/5/2021[e]	272,835
	Sino-Forest Corporation
128,000	6.250%, 10/21/2017	32,000

	Total Canada	304,835

Cayman Islands (0.2%)
	Country Garden Holdings Company
600,000	2.500%, 2/22/2013[h]	102,444
	Evergrande Real Estate Group, Ltd.
1,440,000	7.500%, 1/19/2014[h]	153,662
	Petrobras International Finance Company
260,000	5.375%, 1/27/2021	262,860
	TGI International, Ltd.
180,000	9.500%, 10/3/2017	192,600
	Vale Overseas, Ltd.
110,000	5.625%, 9/15/2019	115,170
210,000	4.625%, 9/15/2020	203,700

	Total Cayman Islands	1,030,436

Chile (0.4%)
	AES Gener SA
120,000	5.250%, 8/15/2021[e]	116,158
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	200,717
260,000	4.125%, 10/7/2020[e]	260,932
	Chile Government International Bond
130,000	3.875%, 8/5/2020	135,525
350,000	3.250%, 9/14/2021	341,250
	Corporacion Nacional del Cobre de Chile - Codelco
100,000	7.500%, 1/15/2019	125,664
120,000	3.750%, 11/4/2020[e]	119,294
300,000	6.150%, 10/24/2036	363,641
	E-CL SA
140,000	5.625%, 1/15/2021[e]	146,135

	Total Chile	1,809,316

Principal Amount	Long-Term Fixed Income (11.0%)	Value
China (<0.1%)
	Sinochem Overseas Capital
	Company, Ltd.
$130,000	6.300%, 11/12/2040[e]	$120,254

	Total China	120,254

Colombia (1.0%)
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	35,295
400,000	7.375%, 1/27/2017	478,200
1,470,000	7.375%, 3/18/2019	1,813,244
40,000	8.125%, 5/21/2024	53,040
860,000	7.375%, 9/18/2037	1,121,440
670,000	6.125%, 1/18/2041	759,110

	Total Colombia	4,260,329

Costa Rica (<0.1%)
	Costa Rica Government International Bond
39,000	9.995%, 8/1/2020	52,553

	Total Costa Rica	52,553

Croatia (0.1%)
	Croatia Government International Bond
590,000	6.375%, 3/24/2021[e]	544,275

	Total Croatia	544,275

Dominican Republic (0.2%)
	Dominican Republic Government International Bond
163,947	9.040%, 1/23/2018	177,882
691,000	7.500%, 5/6/2021	673,725
100,000	8.625%, 4/20/2027	103,000

	Total Dominican Republic	954,607

El Salvador (0.1%)
	El Salvador Government International Bond
30,000	8.250%, 4/10/2032	31,650
375,000	7.650%, 6/15/2035	364,688

	Total El Salvador	396,338

Gabon (<0.1%)
	Gabon Government International Bond
150,000	8.200%, 12/12/2017	163,500

	Total Gabon	163,500

Georgia (<0.1%)
	Georgia Government International Bond
200,000	6.875%, 4/12/2021[e]	190,000

	Total Georgia	190,000

Ghana (<0.1%)
	Ghana Government International Bond
100,000	8.500%, 10/4/2017	104,500

	Total Ghana	104,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (11.0%)	Value
Hong Kong (<0.1%)
	Zijin International Finance Company, Ltd.
$120,000	4.250%, 6/30/2016	$116,413

	Total Hong Kong	116,413

Hungary (0.1%)
	Hungary Government International Bond
110,000	6.375%, 3/29/2021	107,030
436,000	7.625%, 3/29/2041	425,100

	Total Hungary	532,130

Iceland (0.1%)
	Iceland Government International Bond
700,000	4.875%, 6/16/2016[e]	685,960

	Total Iceland	685,960

India (0.1%)
	NTPC, Ltd.
310,000	5.625%, 7/14/2021	304,877

	Total India	304,877

Indonesia (1.1%)
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	55,003
1,580,000	11.625%, 3/4/2019	2,247,549
590,000	4.875%, 5/5/2021[e]	595,900
855,000	8.500%, 10/12/2035	1,154,250
680,000	7.750%, 1/17/2038	853,400

	Total Indonesia	4,906,102

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	400,000

	Total Iraq	400,000

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
1,192,000	2.500%, 12/31/2032[g]	596,000

	Total Ivory Coast	596,000

Kazakhstan (0.3%)
	Development Bank of Kazakhstan JSC
200,000	5.500%, 12/20/2015[e]	189,500
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
110,000	6.250%, 5/20/2015	110,825
	KazMunayGas National Company
720,000	11.750%, 1/23/2015	824,400
170,000	9.125%, 7/2/2018	191,250
270,000	6.375%, 4/9/2021[e]	261,900

	Total Kazakhstan	1,577,875

Luxembourg (0.3%)
	Alrosa Finance SA
200,000	7.750%, 11/3/2020[e]	188,500

Principal Amount	Long-Term Fixed Income (11.0%)	Value
Luxembourg (0.3%) - continued
	Gazprom Via Gaz Capital SA
$630,000	9.250%, 4/23/2019	$730,800
	Gazprom Via Gazprom International, Ltd.
140,877	7.201%, 2/1/2020	147,795
	TNK-BP Finance SA
390,000	7.875%, 3/13/2018	405,600
130,000	7.250%, 2/2/2020	130,325
	Vimpel Communications OJSC Via UBS Luxembourg SA
100,000	8.250%, 5/23/2016	95,750

	Total Luxembourg	1,698,770

Malaysia (0.2%)
	Petronas Capital, Ltd.
170,000	5.250%, 8/12/2019	185,663
	Wakala Global Sukuk Bhd
640,000	4.646%, 7/6/2021[e]	666,492

	Total Malaysia	852,155

Mexico (0.7%)
	Mexican Bonos
3,363,900	10.000%, 11/20/2036[i]	302,189
	Mexico Government International Bond
60,000	7.500%, 1/14/2012	60,900
30,000	5.875%, 1/15/2014	32,400
20,000	6.625%, 3/3/2015	22,550
100,000	5.625%, 1/15/2017	111,400
286,000	5.950%, 3/19/2019	324,610
90,000	8.300%, 8/15/2031	128,475
450,000	6.750%, 9/27/2034	553,500
4,144,300	8.500%, 11/18/2038[i]	322,235
150,000	6.050%, 1/11/2040	169,500
220,000	5.750%, 10/12/2110	216,700
	Pemex Project Funding Master Trust
85,000	5.750%, 3/1/2018	92,013
590,000	6.625%, 6/15/2035	632,775
	Petroleos Mexicanos
45,000	8.000%, 5/3/2019	54,900
310,000	5.500%, 1/21/2021[e]	325,500

	Total Mexico	3,349,647

Netherlands (<0.1%)
	VimpelCom Holdings BV
230,000	7.504%, 3/1/2022[e]	185,150

	Total Netherlands	185,150

Nigeria (0.1%)
	Central Bank of Nigeria
200,000	6.750%, 1/28/2021[e]	196,000
	Nigeria Government International Bond
200,000	6.750%, 1/28/2021	196,000

	Total Nigeria	392,000

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	152,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (11.0%)	Value
Pakistan (<0.1%) - continued
$100,000	7.875%, 3/31/2036	$66,000

	Total Pakistan	218,000

Panama (0.2%)
	Panama Government International Bond
11,000	7.250%, 3/15/2015	12,579
216,000	8.875%, 9/30/2027	308,880
350,000	9.375%, 4/1/2029	525,875
120,000	6.700%, 1/26/2036	145,200

	Total Panama	992,534

Peru (0.2%)
	Peru Government International Bond
30,000	7.125%, 3/30/2019	36,225
530,000	7.350%, 7/21/2025	659,850
224,000	8.750%, 11/21/2033	317,744

	Total Peru	1,013,819

Philippines (0.6%)
	Energy Development Corporation
240,000	6.500%, 1/20/2021	231,367
	Philippines Government International Bond
100,000	7.500%, 9/25/2024	120,500
70,000	9.500%, 10/21/2024	97,475
200,000	5.500%, 3/30/2026	209,250
547,000	9.500%, 2/2/2030	799,988
100,000	7.750%, 1/14/2031	128,375
1,091,000	6.375%, 10/23/2034	1,249,194
	Quezon Power Philippines LC
57,500	8.860%, 6/15/2017	60,375

	Total Philippines	2,896,524

Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
220,300	5.298%, 9/30/2020	237,660

	Total Qatar	237,660

Russia (0.8%)
	Russia Government International Bond
200,000	3.625%, 4/29/2015	196,500
3,006,000	7.500%, 3/31/2030	3,377,781

	Total Russia	3,574,281

Serbia (<0.1%)
	Serbia Government International Bond
216,000	6.750%, 11/1/2024	201,960

	Total Serbia	201,960

South Africa (0.4%)
	Peermont Global Proprietary, Ltd.
320,000	7.750%, 4/30/2014[c]	332,262
	South Africa Government International Bond
770,000	7.250%, 1/15/2020[j]	89,601
2,240,000	6.750%, 3/31/2021[j]	248,380
2,080,000	10.500%, 12/21/2026[j]	297,648

Principal Amount	Long-Term Fixed Income (11.0%)	Value
South Africa (0.4%) - continued
$400,000	6.250%, 3/8/2041	$446,000
	Transnet, Ltd.
290,000	4.500%, 2/10/2016	297,989

	Total South Africa	1,711,880

South Korea (<0.1%)
	National Agricultural Cooperative Federation
200,000	3.500%, 2/8/2017[e]	191,065

	Total South Korea	191,065

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
200,000	6.250%, 7/27/2021[e]	192,301

	Total Sri Lanka	192,301

Supranational (0.2%)
	Corporacion Andina de Fomento
769,000	3.750%, 1/15/2016	778,133

	Total Supranational	778,133

Turkey (0.5%)
	Akbank TAS
170,000	5.125%, 7/22/2015	164,050
	Turkey Government International Bond
1,540,000	5.625%, 3/30/2021	1,574,650
30,000	11.875%, 1/15/2030	49,125
90,000	7.250%, 3/5/2038	99,900
100,000	6.750%, 5/30/2040	104,250
	Turkiye Garanti Bankasi AS
240,000	6.250%, 4/20/2021[e]	223,200

	Total Turkey	2,215,175

Ukraine (0.5%)
	Ukraine Government International Bond
130,000	4.950%, 10/13/2015[c]	145,177
200,000	6.250%, 6/17/2016	179,000
560,000	6.250%, 6/17/2016[e]	497,700
250,000	6.580%, 11/21/2016	225,000
100,000	8.375%, 11/3/2017	92,000
200,000	6.750%, 11/14/2017	180,500
840,000	7.750%, 9/23/2020	758,100
490,000	7.950%, 2/23/2021[e]	447,125

	Total Ukraine	2,524,602

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
141,376	5.888%, 6/15/2019	151,272
	ICICI Bank, Ltd./Dubai
220,000	4.750%, 11/25/2016[e]	210,335

	Total United Arab Emirates	361,607

United States (0.5%)
	Cemex Finance, LLC
340,000	9.500%, 12/14/2016	246,500
	HSBC Bank USA
590,000	5.910%, 8/15/2040[b,k]	671,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (11.0%)	Value
United States (0.5%) - continued
	U.S. Treasury Notes
$1,200,000	0.375%, 7/31/2013	$1,202,578

	Total United States	2,120,206

Uruguay (0.2%)
	Uruguay Government International Bond
140,000	9.250%, 5/17/2017	177,800
130,754	8.000%, 11/18/2022	162,789
130,000	7.875%, 1/15/2033	163,280
518,000	7.625%, 3/21/2036	639,730

	Total Uruguay	1,143,599

Venezuela (0.8%)
	Petroleos de Venezuela SA
80,000	4.900%, 10/28/2014	54,500
331,600	5.250%, 4/12/2017	186,525
490,000	8.500%, 11/2/2017[e]	322,175
460,000	5.375%, 4/12/2027	210,450
30,000	5.500%, 4/12/2037	13,350
	Venezuela Government International Bond
100,000	13.625%, 8/15/2018	95,000
50,000	13.625%, 8/15/2018	47,500
600,000	7.750%, 10/13/2019	381,000
396,500	6.000%, 12/9/2020	222,040
740,000	9.000%, 5/7/2023	458,800
975,000	8.250%, 10/13/2024	575,250
660,000	7.650%, 4/21/2025	372,900
80,000	9.250%, 5/7/2028	49,200
80,000	11.950%, 8/5/2031	58,400
70,000	7.000%, 3/31/2038	36,925

	Total Venezuela	3,084,015

	Total Long-Term Fixed Income (cost $54,163,982)	53,045,777

Shares	Preferred Stock (<0.1%)	Value
Germany (0.1%)
7,418	Draegerwerk AG & Company KGaA	709,686
	Total Germany	709,686

	Total Preferred Stock (cost $712,483)	709,686

Principal Amount	Short-Term Investments (0.9%)[l]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.020%, 11/28/2011[m]	2,999,904
	Federal National Mortgage Association Discount Notes
1,000,000	0.020%, 12/21/2011[m]	999,955
100,000	0.105%, 2/22/2012[m,n]	99,959

Principal Amount	Short-Term Investments (0.9%)[l]	Value
	U.S. Treasury Bills
200,000	0.227%, 10/20/2011	$199,976

	Total Short-Term Investments (at amortized cost)	4,299,794

	Total Investments (cost $509,612,806) 97.2%	$467,206,117

	Other Assets and Liabilities, Net 2.8%	13,603,602

	Total Net Assets 100.0%	$480,809,719

a	Non-income producing security.
b	Security is fair valued.
c	Principal amount is displayed in Euros.
d

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2011.

e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $7,303,459 or 1.5% of total net assets.

f	Principal amount is displayed in Brazilian Real.
g	Defaulted security. Interest is not being accrued.
h	Principal amount is displayed in Chinese Yuan.
i	Principal amount is displayed in Mexican Pesos.
j	Principal amount is displayed in South African Rand.
k	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At September 30, 2011, $99,959 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$26,233,140
Gross unrealized depreciation	(68,639,829)

Net unrealized appreciation (depreciation)	$(42,406,689)

Cost for federal income tax purposes	$509,612,806

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	65,130,237	–	65,130,237	–
Consumer Staples	41,053,032	2,819,670	38,233,362	–
Energy	32,734,993	8,431,903	24,303,090	–
Financials	71,380,253	8,477,489	62,902,764	–
Health Care	34,466,918	2,841,747	31,625,171	–
Industrials	63,605,473	777,746	62,827,727	–
Information Technology	26,440,206	1,680,960	24,759,246	–
Materials	51,268,576	2,667,000	48,601,576	–
Telecommunications Services	18,309,614	2,451,093	14,745,160	1,113,361
Utilities	4,761,558	–	4,761,558	–
Long-Term Fixed Income
Basic Materials	1,384,636	–	1,384,636	–
Communications Services	280,900	–	280,900	–
Consumer Cyclical	511,174	–	511,174	–
Consumer Non-Cyclical	271,060	–	271,050	10
Energy	5,536,076	–	5,536,076	–
Financials	2,204,203	–	1,533,075	671,128
Foreign	3,139,683	–	3,139,683	–
Foreign Government	36,896,669	–	36,896,669	–
Transportation	490,589	–	490,589	–
U.S. Government and Agencies	1,202,578	–	1,202,578	–
Utilities	1,128,209	–	1,128,209
Preferred Stock
Health Care	709,686	–	709,686	–
Short-Term Investments	4,299,794	–	4,299,794	–

Total	$467,206,117	$30,147,608	$435,274,010	$1,784,499

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,441	12,441	–	–
Foreign Currency Forward Contracts	1,270,601	–	1,270,601	–

Total Asset Derivatives	$1,283,042	$12,441	$1,270,601	$–

Liability Derivatives
Futures Contracts	99,689	99,689	–	–
Foreign Currency Forward Contracts	982,725	–	982,725	–

Total Liability Derivatives	$1,082,414	$99,689	$982,725	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Common Stock
Telecommunications Services	–	3,742	79,982	–	(29,028)	1,058,665	–	1,113,361
Long-Term Fixed Income
Consumer Non-Cyclical	–	–	(1,895)	–	–	1,905	–	10
Financials	744,761	–	(73,633)	–	–	–	–	671,128
Foreign Government	14,245	–	(1,295)	–	(12,950)	–	–	–

Total	$759,006	$3,742	$3,159	$–	($41,978)	$1,060,570	$–	$1,784,499

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on September 30, 2011 of $164,355.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	5	December 2011	$1,102,482	$1,101,015	($1,467)
5-Yr. U.S. Treasury Bond Futures	72	December 2011	8,822,000	8,818,875	(3,125)
10-Yr. U.S. Treasury Bond Futures	11	December 2011	1,418,591	1,431,032	12,441
20-Yr. U.S. Treasury Bond Futures	(1)	December 2011	(140,278)	(142,625)	(2,347)
Ultra Long Term U.S. Treasury Bond Futures	(7)	December 2011	(1,017,624)	(1,110,374)	(92,750)
Total Futures Contracts					($87,248)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	JPM	245,475	10/18/2011	$150,000	$130,020	($19,980)
Brazilian Real	DB	327,990	10/18/2011	174,000	173,725	(275)
Brazilian Real	HSBC	243,865	10/18/2011	151,000	129,167	(21,833)
Chilean Peso	MSC	226,548,000	10/18/2011	434,000	434,943	943
Chinese Yuan	ML	1,931,400	10/25/2011	300,000	302,566	2,566
Chinese Yuan	HSBC	11,980,229	3/1/2012 - 5/9/2012	1,886,017	1,886,021	4
Chinese Yuan	BB	2,883,744	3/1/2012	456,000	453,512	(2,488)
Chinese Yuan	MSC	6,420,000	5/9/2012	1,008,720	1,011,592	2,872
Chinese Yuan	CITI	6,434,905	5/9/2012	1,011,459	1,013,940	2,481
Chinese Yuan	JPM	1,931,400	3/1/2012	305,408	303,741	(1,667)
Euro	SSB	33,540	10/3/2011 - 10/5/2011	45,074	44,935	(139)
Euro	BB	216,000	12/21/2011	292,585	289,248	(3,337)
Euro	SSB	599,777	12/21/2011	812,541	803,167	(9,374)
Hungarian Forint	JPM	36,086,685	12/21/2011	182,754	163,666	(19,088)
Indian Rupee	DB	31,499,160	10/18/2011	697,689	641,498	(56,191)
Indian Rupee	JPM	6,742,150	10/18/2011	151,000	137,308	(13,692)
Indian Rupee	BB	31,047,390	10/18/2011 - 10/21/2011	666,025	632,234	(33,791)
Indian Rupee	CITI	3,543,624	10/18/2011	72,000	72,168	168
Indonesian Rupiah	HSBC	1,296,559,999	10/18/2011	149,796	147,383	(2,413)
Indonesian Rupiah	CITI	2,615,569,998	10/6/2011 - 10/18/2011	306,000	297,511	(8,489)
Malaysian Ringgit	DB	2,068,700	10/18/2011	684,320	647,829	(36,491)
Malaysian Ringgit	CITI	2,967,035	10/18/2011	985,094	929,149	(55,945)
Malaysian Ringgit	HSBC	558,608	10/18/2011	185,000	174,932	(10,068)
Mexican Peso	DB	1,880,848	12/21/2011	152,000	134,633	(17,367)
Mexican Peso	CSFB	1,880,772	12/21/2011	152,000	134,628	(17,372)
Mexican Peso	SSB	3,476,809	12/21/2011	256,000	248,873	(7,127)
Mexican Peso	BB	6,163,922	11/29/2011 - 12/21/2011	470,144	441,518	(28,626)
Mexican Peso	HSBC	3,442,769	12/21/2011	274,000	246,437	(27,563)
Philippines Peso	HSBC	6,169,525	10/18/2011	142,896	140,973	(1,923)
Polish Zloty	BB	235,868	12/21/2011	78,746	70,679	(8,067)
Polish Zloty	JPM	463,305	12/21/2011	154,677	138,832	(15,845)
Russian Ruble	CSFB	16,882,815	10/18/2011	599,000	522,895	(76,105)
Russian Ruble	BB	1,764,000	10/18/2011	60,000	54,635	(5,365)
Russian Ruble	UBS	4,426,240	10/18/2011	152,000	137,090	(14,910)
Russian Ruble	CITI	23,515,010	10/18/2011	802,000	728,308	(73,692)
South African Rand	CITI	3,348,616	10/28/2011	469,546	413,444	(56,102)
South African Rand	MSC	1,204,870	10/28/2011	148,460	148,762	302
South African Rand	JPM	3,675,462	10/28/2011 - 12/21/2011	494,120	452,800	(41,320)
South African Rand	SSB	944,140	12/21/2011	120,788	115,695	(5,093)
South Korea Won	JPM	468,224,084	10/18/2011	439,701	397,487	(42,214)
South Korea Won	SSB	434,565,000	10/18/2011	370,000	368,913	(1,087)
South Korea Won	RBS	810,314,700	10/18/2011 - 10/31/2011	742,784	687,908	(54,876)
South Korea Won	CITI	801,381,600	10/18/2011	748,000	680,313	(67,687)
South Korea Won	BB	334,915,230	10/18/2011	316,032	284,318	(31,714)
Taiwan Dollar	HSBC	1,718,189	10/31/2011	56,575	56,442	(133)
Taiwan Dollar	RBS	4,010,160	10/31/2011	132,000	131,734	(266)
Taiwan Dollar	CITI	4,499,045	10/25/2011	147,606	147,764	158
Taiwan Dollar	BB	25,797,044	10/18/2011	896,948	847,049	(49,899)
Turkish Lira	JPM	280,694	12/21/2011	151,000	149,248	(1,752)
Total Purchases				$19,633,505	$18,701,633	($931,872)

Sales
Australian Dollar	SSB	72,297	10/4/2011	$70,540	$69,960	$580
Brazilian Real	JPM	294,983	10/18/2011	185,000	156,242	28,758
Brazilian Real	CSFB	488,549	10/18/2011	300,646	258,768	41,878
Brazilian Real	HSBC	522,254	10/18/2011	321,387	276,620	44,767
Brazilian Real	UBS	1,046,754	10/18/2011	654,713	554,431	100,282
British Pound	SSB	47,402	10/3/2011	73,767	73,916	(149)
Canadian Dollar	SSB	8,956	10/3/2011	8,608	8,547	61
Chilean Peso	BB	206,746,012	10/18/2011	438,979	396,926	42,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - cont.
Chinese Yuan	RBS	7,917,847	5/9/2012	$1,239,875	$1,247,606	($7,731)
Chinese Yuan	DB	1,954,976	3/1/2012	307,000	307,449	(449)
Chinese Yuan	JPM	1,931,400	10/25/2011	303,488	302,566	922
Chinese Yuan	CITI	3,875,895	10/25/2011 - 3/1/2012	607,000	608,367	(1,367)
Chinese Yuan	BB	13,302,196	3/1/2012 - 5/9/2012	2,080,999	2,095,421	(14,422)
Euro	JPM	1,672,182	10/13/2011 - 12/21/2011	2,405,150	2,239,894	165,256
Euro	SSB	900	10/3/2011	1,217	1,205	12
Euro	SSB	1,115,016	12/21/2011	1,555,124	1,493,129	61,995
Euro	BB	161,000	12/21/2011	231,586	215,597	15,989
Euro	CITI	326,000	12/21/2011	454,106	436,550	17,556
Euro	MSC	110,000	12/21/2011	152,992	147,302	5,690
Hong Kong Dollar	SSB	483,480	10/3/2011	62,042	62,085	(43)
Hungarian Forint	BB	35,692,686	10/18/2011	186,521	162,966	23,555
Indian Rupee	CITI	26,829,396	10/18/2011 - 10/21/2011	554,980	546,332	8,648
Indian Rupee	HSBC	7,001,120	10/18/2011	152,000	142,582	9,418
Indian Rupee	DB	20,462,340	10/18/2011	458,000	416,727	41,273
Indian Rupee	BB	18,539,468	10/18/2011	381,830	377,567	4,263
Indonesian Rupiah	HSBC	1,296,560,000	10/6/2011	150,065	147,576	2,489
Japanese Yen	SSB	19,370,312	10/3/2011 - 10/5/2011	252,451	251,139	1,312
Malaysian Ringgit	JPM	1,691,059	10/11/2011 - 10/18/2011	562,500	529,576	32,924
Malaysian Ringgit	SSB	457,623	10/18/2011	153,000	143,308	9,692
Malaysian Ringgit	CITI	2,096,182	10/11/2011 - 10/18/2011	679,500	656,471	23,029
Mexican Peso	DB	12,531,502	12/21/2011	968,858	897,018	71,840
Mexican Peso	JPM	3,157,921	12/21/2011	226,000	226,047	(47)
Mexican Peso	CITI	2,036,311	12/21/2011	151,000	145,761	5,239
Philippines Peso	BB	6,169,525	10/18/2011	144,249	140,973	3,276
Polish Zloty	SSB	699,172	12/21/2011	219,686	209,511	10,175
Russian Ruble	CSFB	13,281,420	10/18/2011	449,000	411,352	37,648
Russian Ruble	JPM	5,151,585	10/18/2011	177,000	159,555	17,445
Russian Ruble	UBS	28,339,733	10/18/2011	970,647	877,739	92,908
South African Rand	JPM	5,186,723	10/28/2011	735,392	640,389	95,003
South African Rand	UBS	2,460,446	10/28/2011	332,605	303,784	28,821
South African Rand	SSB	2,067,116	12/21/2011	256,852	253,304	3,548
South African Rand	MSC	3,888,065	12/21/2011	536,914	476,444	60,470
South African Rand	BB	1,138,886	12/21/2011	153,000	139,559	13,441
South Korea Won	CITI	683,413,150	10/18/2011	611,000	580,166	30,834
South Korea Won	DB	645,300,000	10/18/2011	600,000	547,811	52,189
South Korea Won	BB	626,839,970	10/18/2011 - 10/31/2011	555,640	532,147	23,493
South Korea Won	JPM	106,089,123	10/31/2011	89,263	90,069	(806)
Swiss Franc	SSB	37,725	10/3/2011 - 10/4/2011	41,999	41,621	378
Taiwan Dollar	CITI	9,806,668	10/18/2011 - 10/31/2011	321,246	322,088	(842)
Taiwan Dollar	JPM	26,217,770	10/18/2011 - 10/25/2011	875,199	860,901	14,298
Turkish Lira	BB	277,981	12/21/2011	150,000	147,804	2,196
Total Sales				$23,550,616	$22,330,868	$1,219,748
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$287,876

Counterparty
BB	-	Barclays Bank
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBS	-	The Royal Bank of Scotland
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.4%)	Value
Australia (5.1%)
91,853	Ansell, Ltd.	$1,148,687
121,320	Australia & New Zealand Banking Group, Ltd.	2,251,793
449,028	BHP Billiton, Ltd.	14,867,198
390,289	Brambles, Ltd.	2,405,977
561,444	Challenger, Ltd.	2,277,124
50,546	Flight Centre, Ltd.[a]	820,103
255,734	Fortescue Metals Group, Ltd.	1,068,173
264,806	GrainCorp, Ltd.	1,818,126
201,534	Iluka Resources, Ltd.	2,358,829
683,003	Mount Gibson Iron, Ltd.	861,784
561,608	NRW Holdings, Ltd.	1,237,396
77,259	Rio Tinto, Ltd.	4,525,229

	Total Australia	35,640,419

Austria (0.1%)
21,454	Voestalpine AG	620,183

	Total Austria	620,183

Belgium (0.8%)
100,351	Anheuser-Busch InBev NV	5,326,603

	Total Belgium	5,326,603

Brazil (0.4%)
131,300	Petroleo Brasileiro SA ADR	2,947,685

	Total Brazil	2,947,685

Canada (5.3%)
46,401	Agrium, Inc.	3,088,529
78,645	Alimentation Couche-Tard, Inc.	2,206,473
109,940	Barrick Gold Corporation	5,152,356
126,843	Brookfield Asset Management, Inc.	3,507,883
22,600	Canadian National Railway Company[a]	1,510,333
59,267	Finning International, Inc.	1,083,083
75,450	Goldcorp, Inc.	3,461,095
119,415	Neo Material Technologies, Inc.[b]	727,042
95,309	Potash Corporation of Saskatchewan, Inc.	4,138,333
54,833	Shoppers Drug Mart Corporation[a]	2,137,540
185,869	Suncor Energy, Inc.	4,746,497
38,044	Tim Hortons, Inc.[a]	1,768,416
79,493	Trican Well Service, Ltd.	1,127,270
171,829	Yamana Gold, Inc.[a]	2,357,955

	Total Canada	37,012,805

Denmark (0.7%)
47,380	Novo Nordisk AS	4,725,364

	Total Denmark	4,725,364

Finland (0.6%)
271,550	Neste Oil Oyj	2,356,671
86,311	Sampo Oyj	2,167,928

	Total Finland	4,524,599

France (6.7%)
36,327	AtoS	1,567,896
493,325	AXA SA	6,418,116
154,100	Cap Gemini SA	5,123,640
19,689	Christian Dior SA	2,204,440
103,050	Compagnie de Saint-Gobain	3,931,528
72,368	Faurecia	1,541,485

Shares	Common Stock (98.4%)	Value
France (6.7%) - continued
13,721	Remy Cointreau SA	$945,920
83,494	Safran SA	2,554,185
216,727	Total SA	9,561,946
71,605	Vinci SA	3,071,302
397,954	Vivendi SA	8,102,395
23,213	Wendel SA	1,454,750

	Total France	46,477,603

Germany (5.8%)
35,200	BASF SE	2,146,002
49,667	Bayerische Motoren Werke AG	3,281,096
2,454,300	Commerzbank AGb	6,150,875
129,450	Daimler AG	5,757,265
113,900	Deutsche Boerse AGb	5,760,618
94,972	SAP AG ADR	4,832,438
68,665	Siemens AG	6,177,881
103,348	Suedzucker AG	2,936,266
24,387	Volkswagen AG	3,218,346

	Total Germany	40,260,787

Hong Kong (2.7%)
335,000	CLP Holdings, Ltd.	3,018,084
3,478,400	Guangzhou Automobile Group Company, Ltd.	3,380,490
685,450	Hutchison Whampoa, Ltd.	5,072,634
5,259,100	New World Development Company, Ltd.	5,028,608
846,000	SJM Holdings, Ltd.	1,494,530
107,932	Swire Pacific, Ltd.	1,108,988

	Total Hong Kong	19,103,334

Indonesia (0.2%)
1,921,051	Telekomunikasi Indonesia Tbk PT	1,638,419

	Total Indonesia	1,638,419

Ireland (0.4%)
48,091	Kerry Group plc	1,688,082
25,641	Paddy Power plc	1,320,178

	Total Ireland	3,008,260

Israel (0.9%)
174,800	Teva Pharmaceutical Industries, Ltd. ADR	6,506,056

	Total Israel	6,506,056

Italy (2.5%)
190,471	Davide Campari - Milano SPA	1,389,770
70,412	DiaSorin SPA[a]	2,599,150
375,000	Eni SPA	6,597,317
6,911,850	Telecom Italia SPA	6,722,015

	Total Italy	17,308,252

Japan (23.1%)
46,000	Aisin Seiki Company, Ltd.	1,531,590
365,000	Bank of Yokohama, Ltd.	1,830,367
426,500	Bridgestone Corporation	9,677,148
116,800	Canon, Inc.	5,303,425
56,200	Capcom Company, Ltd.	1,400,805
384	Central Japan Railway Company	3,351,092
89,000	Daihatsu Motor Company, Ltd.	1,614,913
404,700	Daiichi Sankyo Company, Ltd.	8,436,576
92,700	Daito Trust Construction Company, Ltd.	8,498,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.4%)	Value
Japan (23.1%) - continued
1,917,300	Daiwa Securities Group, Inc.	$7,159,688
29,600	Dena Company, Ltd.	1,239,988
147,900	East Japan Railway Company	8,966,679
55,600	Gree, Inc.	1,695,653
424,000	Hitachi, Ltd.	2,104,764
34,800	Honda Motor Company, Ltd.	1,019,461
30,400	Idemitsu Kosan Company, Ltd.	2,723,280
972,000	IHI Corporation	2,142,896
258,200	ITOCHU Corporation	2,467,315
184,400	Kao Corporation	5,136,340
367,000	Kawasaki Heavy Industries, Ltd.	935,881
551	KDDI Corporation	3,793,282
54,600	Lawson, Inc.	3,090,641
276,000	Marubeni Corporation	1,541,173
333,000	Mitsubishi Electric Corporation	2,949,669
78,200	Mitsui & Company, Ltd.	1,132,748
364,400	Mori Seiki Company, Ltd.	3,277,839
323,645	MS and AD Insurance Group Holdings, Inc.	7,041,765
198,000	Namco Bandai Holdings, Inc.	2,681,697
370,300	Nikon Corporation	8,735,003
32,900	Nippon Telegraph & Telephone Corporation	1,576,178
342,000	Nippon Yusen KK	927,649
1,082,800	Nissan Motor Company, Ltd.	9,580,656
52,500	Pola Orbis Holdings, Inc.	1,544,967
45,600	Start Today Company, Ltd.	988,054
660,000	Sumitomo Corporation	8,166,551
247,900	Sumitomo Electric Industries, Ltd.	2,911,436
2,703,300	Sumitomo Mitsui Trust Holdings, Inc.	8,947,640
118,200	Sumitomo Rubber Industries, Ltd.	1,511,356
582,000	Tokyu Corporation	2,924,649
48,000	Toyo Suisan Kaisha, Ltd.	1,316,397
54,900	Trend Micro, Inc.	1,717,008
397,600	UNY Company, Ltd.	3,694,661
76,300	West Japan Railway Company	3,270,677
23,120	Yamada Denki Company, Ltd.	1,607,978

	Total Japan	162,166,191

Netherlands (3.0%)
1,676,900	Aegon NVb	6,797,017
177,573	Koninklijke DSM NV	7,720,690
194,023	Unilever NV	6,141,540

	Total Netherlands	20,659,247

Norway (2.3%)
74,597	DnB NOR ASA	743,446
70,749	Seadrill, Ltd.	1,953,824
503,606	Statoil ASA	10,806,309
63,932	Yara International ASA	2,439,047

	Total Norway	15,942,626

Portugal (1.0%)
5,825,717	Banco Comercial Portugues SAa,b	1,507,162
1,079,500	Banco Espirito Santo SAa	2,859,142
146,179	Jeronimo Martins SGPS SA	2,282,813

	Total Portugal	6,649,117

Singapore (1.1%)
789,415	Keppel Corporation, Ltd.	4,629,295
275,000	Oversea-Chinese Banking Corporation, Ltd.	1,694,870

Shares	Common Stock (98.4%)	Value
Singapore (1.1%) - continued
511,000	SembCorp Industries, Ltd.	$1,318,895

	Total Singapore	7,643,060

South Korea (1.9%)
19,200	POSCO	5,916,754
25,110	SK Telecom Company, Ltd.	3,171,122
274,540	SK Telecom Company, Ltd. ADR	3,862,778

	Total South Korea	12,950,654

Spain (3.1%)
838,228	Banco Bilbao Vizcaya Argentaria Rights, 0.10 EUR, expires 10/17/2011[b]	123,533
838,228	Banco Bilbao Vizcaya Argentaria SA	6,940,312
730,225	Banco Popular Espanol SAa	3,368,877
283,300	Indra Sistemas SA	4,072,931
43,866	Industria de Diseno Textil SA (Inditex)	3,744,672
122,935	Repsol YPF SA	3,245,359

	Total Spain	21,495,684

Sweden (2.2%)
143,775	Atlas Copco AB	2,544,870
62,994	Elekta AB	2,369,789
57,291	Kinnevik Investment AB	1,060,070
159,020	Nordea Bank AB	1,286,958
235,741	Swedbank AB	2,602,829
239,726	Telefonaktiebolaget LM Ericsson	2,301,833
328,480	Volvo AB	3,226,892

	Total Sweden	15,393,241

Switzerland (9.5%)
113,130	ABB, Ltd.[b]	1,935,180
123,700	Adecco SAb	4,875,573
32,497	Aryzta AG	1,411,099
235,450	Credit Suisse Group[b]	6,159,652
4,943	Galenica AGa	2,531,041
6,477	Givaudan SAb	5,051,371
113,486	Holcim, Ltd.[b]	6,022,445
170,701	Nestle SA	9,397,538
155,000	Novartis AG	8,658,556
125,460	Roche Holding AG	20,263,299

	Total Switzerland	66,305,754

Thailand (1.3%)
446,725	Bangkok Bank pcl	2,112,563
814,600	PTT pcl	6,768,428

	Total Thailand	8,880,991

United Kingdom (17.7%)
30,573	Anglo American plc	1,052,001
25,030	AstraZeneca plc	1,110,769
2,409,101	BAE Systems plc	9,949,328
358,144	BG Group plc	6,854,049
146,715	BHP Billiton plc	3,919,164
226,055	British American Tobacco plc	9,544,822
729,232	BT Group plc	1,954,474
138,684	Burberry Group plc	2,518,283
107,435	Croda International plc	2,740,472
167,461	Drax Group plc	1,245,160
820,003	HSBC Holdings plc	6,280,253
168,150	HSBC Holdings plc ADR[a]	6,396,425
97,524	IMI plc	1,070,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.4%)	Value
United Kingdom (17.7%) - continued
154,285	Imperial Tobacco Group plc	$5,206,499
280,076	Inchcape plc	1,209,659
470,355	Intermediate Capital Group plc	1,563,914
510,546	Kingfisher plc	1,960,344
820,784	Legal & General Group plc	1,225,737
237,450	Pearson plc	4,188,199
242,609	Prudential plc	2,083,419
107,188	Rio Tinto plc	4,753,378
41,418	Royal Dutch Shell plc	1,288,653
124,007	SABMiller plc	4,046,035
176,513	Shire plc	5,504,244
154,972	SSE plc	3,109,686
147,829	Tate & Lyle plc	1,433,340
1,430,100	Tesco plc	8,376,555
90,263	Unilever plc	2,827,274
3,524,537	Vodafone Group plc	9,083,116
828,738	William Morrison Supermarkets plc	3,736,364
849,900	WPP plc	7,871,747

	Total United Kingdom	124,103,770

	Total Common Stock (cost $793,795,871)	687,290,704

Shares	Collateral Held for Securities Loaned (3.2%)	Value
22,384,906	Thrivent Financial Securities Lending Trust	22,384,906

	Total Collateral Held for Securities Loaned (cost $22,384,906)	22,384,906

Principal Amount	Short-Term Investments (0.4%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.020%, 11/28/2011[d]	2,999,903

	Total Short-Term Investments (at amortized cost)	2,999,903

	Total Investments (cost $819,180,680) 102.0%	$712,675,513

	Other Assets and Liabilities, Net (2.0%)	(14,232,852)

	Total Net Assets 100.0%	$698,442,661

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$28,985,495
Gross unrealized depreciation	(135,490,662)

Net unrealized appreciation (depreciation)	$(106,505,167)

Cost for federal income tax purposes	$819,180,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner International Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	106,858,814	–	106,858,814	–
Consumer Staples	84,490,635	–	84,490,635	–
Energy	51,416,139	2,947,685	48,468,454	–
Financials	113,640,923	6,396,425	107,244,498	–
Health Care	62,704,844	6,506,056	56,198,788	–
Industrials	102,779,850	–	102,779,850	–
Information Technology	32,205,286	–	32,205,286	–
Materials	93,946,164	–	93,946,164	–
Telecommunications Services	31,801,384	3,862,778	27,938,606	–
Utilities	7,446,665	–	7,446,665	–
Collateral Held for Securities Loaned	22,384,906	22,384,906	–	–
Short-Term Investments	2,999,903	–	2,999,903	–

Total	$712,675,513	$42,097,850	$670,577,663	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	1,695	–	1,695	–

Total Asset Derivatives	$1,695	$–	$1,695	$–

Liability Derivatives
Foreign Currency Forward Contracts	428	–	428	–

Total Liability Derivatives	$428	$–	$428	$–

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Australian Dollar	SSB	207,084	10/4/2011	$202,052	$200,391	$1,661
British Pound	SSB	136,702	10/3/2011	212,737	213,165	(428)
Euro	SSB	577	10/3/2011	781	773	8
Japanese Yen	SSB	470,395	10/3/2011	6,125	6,099	26
Total Sales				$421,695	$420,428	$1,267

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$1,267

Counterparty

SSB   -   State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$7,579,024	$368,333,448	$353,527,566	22,384,906	$22,384,906	$803,961
Total Value and Income Earned	7,579,024				22,384,906	803,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (95.2%)	Value
Consumer Discretionary (14.0%)
380	Amazon.com, Inc.[a]	$82,167
3,980	CarMax, Inc.[a]	94,923
320	Chipotle Mexican Grill, Inc.[a]	96,944
1,680	Darden Restaurants, Inc.	71,820
1,380	Johnson Controls, Inc.	36,391
2,210	Kohl’s Corporation	108,511
450	Netflix, Inc.[a]	50,922
240	Priceline.com, Inc.[a]	107,871
3,070	Starbucks Corporation	114,480

	Total Consumer Discretionary	764,029

Consumer Staples (8.8%)
890	Costco Wholesale Corporation	73,087
4,090	CVS Caremark Corporation	137,342
1,400	Green Mountain Coffee Roasters, Inc.[a]	130,116
1,600	PepsiCo, Inc.	99,040
640	Procter & Gamble Company	40,435

	Total Consumer Staples	480,020

Energy (8.2%)
4,200	Cameron International Corporation[a]	174,468
2,330	Noble Corporation[a]	68,386
2,690	QEP Resources, Inc.	72,818
5,220	Suncor Energy, Inc. ADR	132,797

	Total Energy	448,469

Financials (13.4%)
850	Aflac, Inc.	29,708
2,680	American Express Company	120,332
3,310	Charles Schwab Corporation	37,304
850	IntercontinentalExchange, Inc.[a]	100,521
2,520	J.P. Morgan Chase & Company	75,902
5,390	SunTrust Banks, Inc.	96,750
3,680	T. Rowe Price Group, Inc.	175,794
3,850	Wells Fargo & Company	92,862

	Total Financials	729,173

Health Care (13.7%)
3,210	Allergan, Inc.	264,440
910	Edwards Lifesciences Corporation[a]	64,865
3,960	Gilead Sciences, Inc.[a]	153,648
160	Intuitive Surgical, Inc.[a]	58,285
2,450	Novartis AG ADR	136,636
1,870	St. Jude Medical, Inc.	67,675

	Total Health Care	745,549

Industrials (8.9%)
1,300	3M Company	93,327
1,820	C.H. Robinson Worldwide, Inc.	124,616
1,870	Cooper Industries plc	86,244
2,380	Danaher Corporation	99,817
2,040	Expeditors International of Washington, Inc.	82,722

	Total Industrials	486,726

Information Technology (26.1%)
1,640	Acme Packet, Inc.[a]	69,848
690	Apple, Inc.[a]	263,014
2,310	Cognizant Technology Solutions Corporation[a]	144,837

Shares	Common Stock (95.2%)	Value
Information Technology (26.1%) - continued
220	Google, Inc.[a]	$113,164
1,180	Informatica Corporation[a]	48,321
770	International Business Machines Corporation	134,773
2,030	Intuit, Inc.[a]	96,303
1,210	Mercadolibre, Inc.	65,037
2,390	Microsoft Corporation	59,487
4,650	QUALCOMM, Inc.	226,129
1,060	Salesforce.com, Inc.[a]	121,137
1,010	VMware, Inc.[a]	81,184

	Total Information Technology	1,423,234

Materials (2.1%)
2,380	Ecolab, Inc.	116,358

	Total Materials	116,358

	Total Common Stock (cost $5,262,661)	5,193,558

	Total Investments (cost $5,262,661) 95.2%	$5,193,558

	Other Assets and Liabilities, Net 4.8%	260,943

	Total Net Assets 100.0%	$5,454,501

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$455,543
Gross unrealized depreciation	(524,646)

Net unrealized appreciation (depreciation)	$(69,103)

Cost for federal income tax purposes	$5,262,661

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	764,029	764,029	–	–
Consumer Staples	480,020	480,020	–	–
Energy	448,469	448,469	–	–
Financials	729,173	729,173	–	–
Health Care	745,549	745,549	–	–
Industrials	486,726	486,726	–	–
Information Technology	1,423,234	1,423,234	–	–
Materials	116,358	116,358	–	–

Total	$5,193,558	$5,193,558	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Partner All Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (93.2%)	Value
Consumer Discretionary (13.8%)
1,925	Abercrombie & Fitch Company	$118,503
2,055	Amazon.com, Inc.[a]	444,353
2,425	Coach, Inc.	125,688
1,225	Deckers Outdoor Corporation[a]	114,243
2,150	DIRECTV[a]	90,838
3,075	New Oriental Education & Technology Group ADR[a]	70,633
850	Priceline.com, Inc.[a]	382,041
3,980	Starbucks Corporation	148,414
1,675	Tupperware Brands Corporation	90,014
675	Wynn Resorts, Ltd.	77,679

	Total Consumer Discretionary	1,662,406

Consumer Staples (4.6%)
4,200	Companhia de Bebidas das Americas ADR	128,730
1,775	Hansen Natural Corporation[a]	154,940
3,025	Herbalife, Ltd.	162,140
1,675	Mead Johnson Nutrition Company	115,290

	Total Consumer Staples	561,100

Energy (10.9%)
2,025	Apache Corporation	162,486
3,750	Baker Hughes, Inc.	173,100
3,500	Chesapeake Energy Corporation	89,425
6,150	Complete Production Services, Inc.[a]	115,928
2,600	EQT Corporation	138,736
4,150	Helmerich & Payne, Inc.	168,490
3,680	HollyFrontier Corporation	96,490
2,875	National Oilwell Varco, Inc.	147,257
8,600	Patterson-UTI Energy, Inc.	149,124
1,200	Schlumberger, Ltd.	71,676

	Total Energy	1,312,712

Financials (2.9%)
750	Franklin Resources, Inc.	71,730
720	IntercontinentalExchange, Inc.[a]	85,147
2,400	T. Rowe Price Group, Inc.	114,648
3,000	Waddell & Reed Financial, Inc.	75,030

	Total Financials	346,555

Health Care (10.8%)
975	C.R. Bard, Inc.	85,352
1,650	Celgene Corporation[a]	102,168
1,800	Cerner Corporation[a]	123,336
1,925	Covidien plc	84,892
2,025	Illumina, Inc.[a]	82,863
850	Intuitive Surgical, Inc.[a]	309,638
1,950	Novo Nordisk A/S ADR	194,064
1,250	Quality Systems, Inc.	121,250
1,975	Vertex Pharmaceuticals, Inc.[a]	87,967
1,600	Watson Pharmaceuticals, Inc.[a]	109,200

	Total Health Care	1,300,730

Industrials (7.3%)
3,525	Dover Corporation	164,265
6,150	Eaton Corporation	218,325
3,750	Fluor Corporation	174,562
6,525	Komatsu, Ltd. ADR	140,092
1,325	Parker Hannifin Corporation	83,647

Shares	Common Stock (93.2%)	Value
Industrials (7.3%) - continued
1,375	United Technologies Corporation	$96,745

	Total Industrials	877,636

Information Technology (35.0%)
3,625	Accenture plc	190,965
1,575	Acme Packet, Inc.[a]	67,079
3,150	Altera Corporation	99,319
1,470	Apple, Inc.[a]	560,335
5,200	ARM Holdings plc ADR	132,600
5,825	Autodesk, Inc.[a]	161,819
4,350	Check Point Software Technologies, Ltd.[a]	229,506
11,000	EMC Corporation[a]	230,890
947	Google, Inc.[a]	487,118
2,000	Informatica Corporation[a]	81,900
5,325	Intel Corporation	113,582
1,750	Intuit, Inc.[a]	83,020
425	MasterCard, Inc.	134,793
2,275	Mercadolibre, Inc.	122,281
3,900	NVIDIA Corporation[a]	48,750
1,750	Open Text Corporation[a]	91,210
14,175	Oracle Corporation	407,390
6,050	Polycom, Inc.[a]	111,138
8,050	QUALCOMM, Inc.	391,471
800	Salesforce.com, Inc.[a]	91,424
4,550	Solarwinds, Inc.[a]	100,191
1,850	Teradata Corporation[a]	99,031
2,400	VeriFone Systems, Inc.[a]	84,048
1,150	VMware, Inc.[a]	92,437

	Total Information Technology	4,212,297

Materials (7.2%)
2,050	Agrium, Inc.	136,653
6,050	Barrick Gold Corporation	282,232
1,425	Cliffs Natural Resources, Inc.	72,917
5,150	Freeport-McMoRan Copper & Gold, Inc.	156,818
2,800	Goldcorp, Inc.	127,792
3,350	Pan American Silver Corporation	89,680

	Total Materials	866,092

Telecommunications Services (0.7%)
3,656	Tim Participacoes SA ADR	86,135
	Total Telecommunications Services	86,135

	Total Common Stock (cost $11,507,451)	11,225,663

	Total Investments (cost $11,507,451) 93.2%	$11,225,663

	Other Assets and Liabilities, Net 6.8%	814,605

	Total Net Assets 100.0%	$12,040,268

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Partner All Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,044,368
Gross unrealized depreciation	(1,326,156)

Net unrealized appreciation (depreciation)	$(281,788)

Cost for federal income tax purposes	$11,507,451

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,662,406	1,662,406	–	–
Consumer Staples	561,100	561,100	–	–
Energy	1,312,712	1,312,712	–	–
Financials	346,555	346,555	–	–
Health Care	1,300,730	1,300,730	–	–
Industrials	877,636	877,636	–	–
Information Technology	4,212,297	4,212,297	–	–
Materials	866,092	866,092	–	–
Telecommunications Services	86,135	86,135	–	–

Total	$11,225,663	$11,225,663	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Partner All Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (8.2%)
7,473	Comcast Corporation	$156,186
5,290	DISH Network Corporation[a]	132,567
1,754	Mohawk Industries, Inc.[a]	75,264
56,650	Talbots, Inc.[a]	152,955

	Total Consumer Discretionary	516,972

Consumer Staples (9.2%)
15,300	Adecoagro SAa	131,886
3,640	Church & Dwight Company, Inc.	160,888
3,280	Coca-Cola Company	221,597
1,250	Wal-Mart Stores, Inc.	64,875

	Total Consumer Staples	579,246

Energy (10.9%)
790	Apache Corporation	63,390
2,090	Bill Barrett Corporation[a]	75,742
2,910	Chevron Corporation	269,233
3,930	Nabors Industries, Ltd.[a]	48,182
1,478	Noble Energy, Inc.	104,642
4,400	Penn West Petroleum, Ltd.	64,988
1,070	Royal Dutch Shell plc ADR	65,826

	Total Energy	692,003

Financials (19.2%)
5,280	CIT Group, Inc.[a]	160,354
2,000	Goldman Sachs Group, Inc.	189,100
3,948	J.P. Morgan Chase & Company	118,914
2,610	M&T Bank Corporation	182,439
6,692	MetLife, Inc.	187,443
9,590	U.S. Bancorp	225,748
1,500	Unum Group	31,440
4,910	Wells Fargo & Company	118,429

	Total Financials	1,213,867

Health Care (13.6%)
2,990	Gilead Sciences, Inc.[a]	116,012
6,820	HCA Holdings, Inc.[a]	137,491
4,850	Humana, Inc.	352,740
6,690	Medtronic, Inc.	222,376
4,970	NPS Pharmaceuticals, Inc.[a]	32,355

	Total Health Care	860,974

Industrials (10.5%)
36,261	AerCap Holdings NVa	359,709
2,680	Ingersoll-Rand plc	75,281
3,010	Tyco International, Ltd.	122,658
5,570	United Continental Holdings, Inc.[a]	107,947

	Total Industrials	665,595

Information Technology (9.8%)
4,540	Corning, Inc.	56,114
6,030	Juniper Networks, Inc.[a]	104,078
7,640	Microsoft Corporation	190,160
4,720	Oracle Corporation	135,653
4,750	Xilinx, Inc.	130,340

	Total Information Technology	616,345

Materials (7.5%)
3,311	Celanese Corporation	107,707
5,210	Mosaic Company	255,133

Shares	Common Stock (97.0%)	Value
Materials (7.5%) - continued
2,260	Rock-Tenn Company	$110,017

	Total Materials	472,857

Telecommunications Services (1.8%)
4,540	Vodafone Group plc ADR	116,451

	Total Telecommunications Services	116,451

Utilities (6.3%)
62,700	GenOn Energy, Inc.[a]	174,306
3,430	Public Service Enterprise Group, Inc.	114,459
2,740	SCANA Corporation	110,833

	Total Utilities	399,598

	Total Common Stock (cost $7,243,781)	6,133,908

	Total Investments (cost $7,243,781) 97.0%	$6,133,908

	Other Assets and Liabilities, Net 3.0%	188,852

	Total Net Assets 100.0%	$6,322,760

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$173,623
Gross unrealized depreciation	(1,283,496)

Net unrealized appreciation (depreciation)	$(1,109,873)

Cost for federal income tax purposes	$7,243,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Partner All Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	516,972	516,972	–	–
Consumer Staples	579,246	579,246	–	–
Energy	692,003	692,003	–	–
Financials	1,213,867	1,213,867	–	–
Health Care	860,974	860,974	–	–
Industrials	665,595	665,595	–	–
Information Technology	616,345	616,345	–	–
Materials	472,857	472,857	–	–
Telecommunications Services	116,451	116,451	–	–
Utilities	399,598	399,598	–	–

Total	$6,133,908	$6,133,908	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Discretionary (10.6%)
10,270	Coach, Inc.	$532,294
13,530	DIRECTV[a]	571,643
13,710	Home Depot, Inc.	450,648
23,160	Johnson Controls, Inc.	610,729
10,390	Lowe’s Companies, Inc.	200,943
6,620	NIKE, Inc.	566,076
45,270	Staples, Inc.	602,091
12,370	Starwood Hotels & Resorts Worldwide, Inc.	480,203
11,650	Viacom, Inc.	451,321
11,580	Yum! Brands, Inc.	571,936

	Total Consumer Discretionary	5,037,884

Consumer Staples (11.6%)
28,950	Altria Group, Inc.	776,149
34,820	CVS Caremark Corporation	1,169,256
8,370	Dr. Pepper Snapple Group, Inc.	324,589
3,810	Estee Lauder Companies, Inc.	334,670
8,320	Kellogg Company	442,541
16,650	Kroger Company	365,634
5,420	Mead Johnson Nutrition Company	373,058
23,170	Procter & Gamble Company	1,463,881
8,560	Walgreen Company	281,538

	Total Consumer Staples	5,531,316

Energy (11.7%)
6,740	Alpha Natural Resources, Inc.[a]	119,231
3,940	Apache Corporation	316,146
3,130	Berry Petroleum Company	110,739
15,880	Chevron Corporation	1,469,218
16,340	Denbury Resources, Inc.[a]	187,910
4,354	ENSCO International plc ADR	176,032
23,260	Exxon Mobil Corporation	1,689,374
8,370	Halliburton Company	255,452
6,240	Hess Corporation	327,350
5,320	National Oilwell Varco, Inc.	272,490
6,560	Occidental Petroleum Corporation	469,040
7,080	QEP Resources, Inc.	191,656

	Total Energy	5,584,638

Financials (13.6%)
25,886	Bank of New York Mellon Corporation	481,221
8,480	Berkshire Hathaway, Inc.[a]	602,419
15,360	CB Richard Ellis Group, Inc.[a]	206,746
24,240	Charles Schwab Corporation	273,185
30,105	Citigroup, Inc.	771,290
2,800	CME Group, Inc.	689,920
4,570	Goldman Sachs Group, Inc.	432,093
30,400	Invesco, Ltd.	471,504
39,770	J.P. Morgan Chase & Company	1,197,872
35,830	KeyCorp	212,472
8,530	MetLife, Inc.	238,925
4,080	Public Storage, Inc.	454,308
98,450	Regions Financial Corporation	327,839
9,300	TD Ameritrade Holding Corporation	136,757

	Total Financials	6,496,551

Health Care (12.0%)
6,330	Allergan, Inc.	521,465

Shares	Common Stock (99.4%)	Value
Health Care (12.0%) - continued
12,400	Amarin Corporation plc ADR[a]	$114,080
8,770	Amgen, Inc.	481,912
5,650	Baxter International, Inc.	317,191
4,500	Biogen Idec, Inc.[a]	419,175
32,290	Boston Scientific Corporation[a]	190,834
5,850	DENTSPLY International, Inc.	179,536
8,460	Express Scripts, Inc.[a]	313,612
9,060	Hospira, Inc.[a]	335,220
1,840	Johnson & Johnson	117,226
5,630	Medicis Pharmaceutical Corporation	205,382
5,800	Omnicare, Inc.[b]	147,494
7,620	Onyx Pharmaceuticals, Inc.[a]	228,676
65,395	Pfizer, Inc.	1,156,184
5,180	Thermo Fisher Scientific, Inc.[a]	262,315
11,030	UnitedHealth Group, Inc.	508,704
6,263	Valeant Pharmaceuticals International, Inc.	232,483

	Total Health Care	5,731,489

Industrials (10.2%)
6,900	Boeing Company	417,519
4,750	Caterpillar, Inc.	350,740
5,640	Cummins, Inc.	460,562
16,950	Danaher Corporation	710,883
4,260	Deere & Company	275,068
2,970	Flowserve Corporation	219,780
26,850	General Electric Company	409,194
2,710	Joy Global, Inc.	169,050
1,770	Precision Castparts Corporation	275,164
13,960	Republic Services, Inc.	391,718
5,750	Union Pacific Corporation	469,603
4,130	United Parcel Service, Inc.	260,809
6,660	United Technologies Corporation	468,598

	Total Industrials	4,878,688

Information Technology (19.7%)
5,780	Apple, Inc.[a]	2,203,220
7,500	Avago Technologies, Ltd.	245,775
10,820	Broadcom Corporation[a]	360,198
8,200	Check Point Software Technologies, Ltd.[a]	432,632
7,920	Cognizant Technology Solutions Corporation[a]	496,584
34,980	Dell, Inc.[a]	494,967
19,010	EMC Corporation[a]	399,020
10,590	Fidelity National Information Services, Inc.	257,549
2,570	Google, Inc.[a]	1,321,957
29,910	Oracle Corporation	859,613
17,260	QUALCOMM, Inc.	839,354
11,270	Sapient Corporation	114,278
12,410	Solarwinds, Inc.[a]	273,268
4,940	Visa, Inc.	423,457
5,290	VMware, Inc.[a]	425,210
8,130	Western Digital Corporation[a]	209,103

	Total Information Technology	9,356,185

Materials (3.2%)
2,510	CF Industries Holdings, Inc.	309,709
9,990	Ecolab, Inc.[b]	488,411
11,000	LyondellBasell Industries NV	268,730
3,180	Newmont Mining Corporation	200,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value
Materials (3.2%) - continued
2,570	Praxair, Inc.	$240,244

	Total Materials	1,507,116

Telecommunications Services (3.1%)
9,930	American Tower Corporation[a]	534,234
12,182	AT&T, Inc.	347,431
7,579	CenturyLink, Inc.	251,016
12,250	NII Holdings, Inc.[a]	330,138

	Total Telecommunications Services	1,462,819

Utilities (3.7%)
17,760	AES Corporation[a]	173,338
12,410	American Electric Power Company, Inc.	471,828
10,970	PG&E Corporation	464,141
22,510	PPL Corporation	642,435

	Total Utilities	1,751,742

	Total Common Stock (cost $51,323,788)	47,338,428

Shares	Collateral Held for Securities Loaned (0.8%)	Value
372,300	Thrivent Financial Securities Lending Trust	372,300

	Total Collateral Held for Securities Loaned (cost $372,300)	372,300

	Total Investments (cost $51,696,088) 100.2%	$47,710,728

	Other Assets and Liabilities, Net (0.2%)	(101,962)

	Total Net Assets 100.0%	$47,608,766

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,414,280
Gross unrealized depreciation	(6,399,640)

Net unrealized appreciation (depreciation)	$(3,985,360)

Cost for federal income tax purposes	$51,696,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,037,884	5,037,884	–	–
Consumer Staples	5,531,316	5,531,316	–	–
Energy	5,584,638	5,584,638	–	–
Financials	6,496,551	6,496,551	–	–
Health Care	5,731,489	5,731,489	–	–
Industrials	4,878,688	4,878,688	–	–
Information Technology	9,356,185	9,356,185	–	–
Materials	1,507,116	1,507,116	–	–
Telecommunications Services	1,462,819	1,462,819	–	–
Utilities	1,751,742	1,751,742	–	–
Collateral Held for Securities Loaned	372,300	372,300	–	–

Total	$47,710,728	$47,710,728	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$488,000	$11,447,332	$11,563,032	372,300	$372,300	$1,056
Total Value and Income Earned	488,000				372,300	1,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Large Cap Growth Portfolio II

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (12.6%)
35,700	Amazon.com, Inc.[a]	$7,719,411
229,355	Discovery Communications, Inc.[a]	8,628,335
258,375	Ford Motor Company[a]	2,498,486
197,142	Las Vegas Sands Corporation[a]	7,558,424
15,800	Priceline.com, Inc.[a]	7,101,468
126,045	PVH Corporation	7,340,861

	Total Consumer Discretionary	40,846,985

Consumer Staples (5.0%)
177,106	Anheuser-Busch InBev NV ADR	9,383,076
200,352	CVS Caremark Corporation	6,727,820

	Total Consumer Staples	16,110,896

Energy (11.0%)
100,873	Apache Corporation	8,094,050
87,934	Baker Hughes, Inc.	4,059,033
182,008	ENSCO International plc ADR	7,358,583
202,846	Peabody Energy Corporation	6,872,423
767,800	Weatherford International, Ltd.[a]	9,374,838

	Total Energy	35,758,927

Financials (7.3%)
42,250	BlackRock, Inc.	6,253,423
354,502	J.P. Morgan Chase & Company	10,677,600
288,700	Wells Fargo & Company	6,963,444

	Total Financials	23,894,467

Health Care (11.9%)
161,901	McKesson Corporation	11,770,203
704,237	Mylan, Inc.[a]	11,972,029
293,745	Thermo Fisher Scientific, Inc.[a]	14,875,247

	Total Health Care	38,617,479

Industrials (6.2%)
160,200	Boeing Company	9,693,702
102,550	Caterpillar, Inc.	7,572,292
64,976	Fluor Corporation	3,024,633

	Total Industrials	20,290,627

Information Technology (40.2%)
186,562	Akamai Technologies, Inc.[a]	3,708,853
78,016	Apple, Inc.[a]	29,738,139
25,400	Baidu.com, Inc. ADR[a]	2,715,514
209,271	Broadcom Corporation[a]	6,966,632
90,472	Cognizant Technology Solutions Corporation[a]	5,672,594
122,700	eBay, Inc.[a]	3,618,423
512,050	EMC Corporation[a]	10,747,929
83,957	F5 Networks, Inc.[a]	5,965,145
36,803	Google, Inc.[a]	18,930,727
273,306	NVIDIA Corporation[a]	3,416,325
135,964	NXP Semiconductors NVa	1,919,812
492,450	Oracle Corporation	14,153,013
226,300	QUALCOMM, Inc.	11,004,969
57,748	Red Hat, Inc.[a]	2,440,430
40,212	Salesforce.com, Inc.[a]	4,595,427
67,276	VMware, Inc.[a]	5,407,645

	Total Information Technology	131,001,577

Shares	Common Stock (98.6%)	Value
Materials (3.0%)
316,688	Freeport-McMoRan Copper & Gold, Inc.	$9,643,150

	Total Materials	9,643,150

Telecommunications Services (1.4%)
173,456	NII Holdings, Inc.[a]	4,674,639

	Total Telecommunications Services	4,674,639

	Total Common Stock (cost $353,740,751)	320,838,747

Principal Amount	Short-Term Investments (1.2%)[b]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.020%, 11/18/2011[c]	3,999,893

	Total Short-Term Investments (at amortized cost)	3,999,893

	Total Investments (cost $357,740,644) 99.8%	$324,838,640

	Other Assets and Liabilities, Net 0.2%	703,992

	Total Net Assets 100.0%	$325,542,632

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$25, 029,867
Gross unrealized depreciation	(57,931,871)

Net unrealized appreciation (depreciation)	$(32,902,004)

Cost for federal income tax purposes	$357,740,644

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Large Cap Growth Portfolio II

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Large Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,846,985	40,846,985	–	–
Consumer Staples	16,110,896	16,110,896	–	–
Energy	35,758,927	35,758,927	–	–
Financials	23,894,467	23,894,467	–	–
Health Care	38,617,479	38,617,479	–	–
Industrials	20,290,627	20,290,627	–	–
Information Technology	131,001,577	131,001,577	–	–
Materials	9,643,150	9,643,150	–	–
Telecommunications Services	4,674,639	4,674,639	–	–
Short-Term Investments	3,999,893	–	3,999,893	–

Total	$324,838,640	$320,838,747	$3,999,893	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$21,183,150	$97,716,450	$118,899,600	–	$–	$39,166
Total Value and Income Earned	21,183,150				–	39,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (17.0%)
109,300	Amazon.com, Inc.[a]	$23,633,939
79,600	BorgWarner, Inc.[a]	4,818,188
272,400	Comcast Corporation	5,693,160
81,620	Darden Restaurants, Inc.	3,489,255
114,200	DIRECTV[a]	4,824,950
219,902	Discovery Communications, Inc.[a]	8,272,713
797,490	Ford Motor Company[a]	7,711,728
147,700	Home Depot, Inc.	4,854,899
263,400	Las Vegas Sands Corporation[a]	10,098,756
120,700	Macy’s, Inc.	3,176,824
94,500	NIKE, Inc.	8,080,695
80,300	Nordstrom, Inc.	3,668,104
161,050	OfficeMax, Inc.[a]	781,093
25,900	Priceline.com, Inc.[a]	11,641,014
124,990	PVH Corporation	7,279,418
210,600	Starbucks Corporation	7,853,274
112,700	Target Corporation	5,526,808
47,024	TJX Companies, Inc.	2,608,421
53,800	Viacom, Inc.	2,084,212
50,594	Warnaco Group, Inc.[a]	2,331,877

	Total Consumer Discretionary	128,429,328

Consumer Staples (3.5%)
183,481	Anheuser-Busch InBev NV ADR	9,720,823
165,540	Avon Products, Inc.	3,244,584
209,480	CVS Caremark Corporation	7,034,338
107,220	Philip Morris International, Inc.	6,688,384

	Total Consumer Staples	26,688,129

Energy (8.6%)
132,308	Apache Corporation	10,616,394
137,331	Baker Hughes, Inc.	6,339,199
106,700	Cameron International Corporation[a]	4,432,318
225,346	ENSCO International plc ADR	9,110,739
156,900	Halliburton Company	4,788,588
154,050	Occidental Petroleum Corporation	11,014,575
214,851	Peabody Energy Corporation	7,279,152
73,700	Pioneer Natural Resources Company	4,847,249
569,000	Weatherford International, Ltd.[a]	6,947,490

	Total Energy	65,375,704

Financials (6.1%)
45,300	BlackRock, Inc.	6,704,853
98,900	Capital One Financial Corporation	3,919,407
212,900	E*TRADE Financial Corporation[a]	1,939,519
362,871	J.P. Morgan Chase & Company	10,929,675
201,600	Lincoln National Corporation	3,151,008
165,100	NASDAQ OMX Group, Inc.[a]	3,820,414
74,300	T. Rowe Price Group, Inc.	3,549,311
511,600	Wells Fargo & Company	12,339,792

	Total Financials	46,353,979

Health Care (10.4%)
66,750	Allergan, Inc.	5,498,865
97,500	Amgen, Inc.	5,357,625
431,919	Boston Scientific Corporation[a]	2,552,641
125,200	Celgene Corporation[a]	7,752,384
91,100	CIGNA Corporation	3,820,734
116,050	Express Scripts, Inc.[a]	4,301,974

Shares	Common Stock (98.8%)	Value
Health Care (10.4%) - continued
177,000	McKesson Corporation	$12,867,900
123,100	Merck & Company, Inc.	4,026,601
492,250	Mylan, Inc.[a]	8,368,250
129,700	St. Jude Medical, Inc.	4,693,843
285,358	Thermo Fisher Scientific, Inc.[a]	14,450,529
71,700	Watson Pharmaceuticals, Inc.[a]	4,893,525

	Total Health Care	78,584,871

Industrials (9.4%)
131,500	Boeing Company	7,957,065
65,600	Canadian Pacific Railway, Ltd.[b]	3,154,704
141,700	Caterpillar, Inc.	10,463,128
72,500	Cummins, Inc.	5,920,350
72,600	Deere & Company	4,687,782
68,200	FedEx Corporation	4,615,776
110,849	Fluor Corporation	5,160,021
290,200	General Electric Company	4,422,648
73,900	Norfolk Southern Corporation	4,509,378
43,300	Precision Castparts Corporation	6,731,418
137,900	Tyco International, Ltd.	5,619,425
160,671	United Continental Holdings, Inc.[a,b]	3,113,804
66,100	United Technologies Corporation	4,650,796

	Total Industrials	71,006,295

Information Technology (38.0%)
116,400	Accenture plc	6,131,952
166,100	Agilent Technologies, Inc.[a]	5,190,625
232,328	Akamai Technologies, Inc.[a]	4,618,681
168,100	Apple, Inc.[a]	64,076,358
72,700	Baidu.com, Inc. ADR[a]	7,772,357
446,100	Broadcom Corporation[a]	14,850,669
303,200	Cisco Systems, Inc.	4,696,568
160,602	Cognizant Technology Solutions Corporation[a]	10,069,745
275,200	eBay, Inc.[a]	8,115,648
184,400	Electronic Arts, Inc.[a]	3,770,980
979,700	EMC Corporation[a]	20,563,903
112,132	F5 Networks, Inc.[a]	7,966,979
61,952	Google, Inc.[a]	31,866,870
7,249	MasterCard, Inc.	2,299,093
306,600	Microsoft Corporation	7,631,274
372,447	NVIDIA Corporation[a]	4,655,587
36,705	NXP Semiconductors NVa	518,275
842,050	Oracle Corporation	24,200,517
504,200	QUALCOMM, Inc.	24,519,246
60,908	Red Hat, Inc.[a]	2,573,972
87,616	Salesforce.com, Inc.[a]	10,012,756
304,000	Symantec Corporation[a]	4,955,200
220,100	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	2,515,743
131,637	VMware, Inc.[a]	10,580,982
110,700	Xilinx, Inc.[b]	3,037,608

	Total Information Technology	287,191,588

Materials (4.1%)
57,200	Air Products and Chemicals, Inc.	4,368,364
94,500	E.I. du Pont de Nemours and Company	3,777,165
273,800	Freeport-McMoRan Copper & Gold, Inc.	8,337,210
120,700	Monsanto Company	7,246,828

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.8%)	Value
Materials (4.1%) - continued
70,196	Mosaic Company	$3,437,498
59,300	Walter Energy, Inc.	3,558,593

	Total Materials	30,725,658

Telecommunications Services (1.7%)
123,000	American Tower Corporation[a]	6,617,400
115,074	NII Holdings, Inc.[a]	3,101,244
952,500	Sprint Nextel Corporation[a]	2,895,600

	Total Telecommunications Services	12,614,244

	Total Common Stock (cost $799,342,118)	746,969,796

Shares	Collateral Held for Securities Loaned (0.8%)	Value
6,100,700	Thrivent Financial Securities Lending Trust	6,100,700

	Total Collateral Held for Securities Loaned (cost $6,100,700)	6,100,700

Principal Amount	Short-Term Investments (0.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
3,500,000	0.010%, 10/26/2011[d]	3,499,976
	Federal National Mortgage Association Discount Notes
3,000,000	0.020%, 12/28/2011[d]	2,999,853

	Total Short-Term Investments (at amortized cost)	6,499,829

	Total Investments (cost $811,942,647) 100.5%	$759,570,325

	Other Assets and Liabilities, Net (0.5%)	(3,434,283)

	Total Net Assets 100.0%	$756,136,042

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$54,156,633
Gross unrealized depreciation	(106,528,955)

Net unrealized appreciation (depreciation)	$(52,372,322)

Cost for federal income tax purposes	$811,942,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	128,429,328	128,429,328	–	–
Consumer Staples	26,688,129	26,688,129	–	–
Energy	65,375,704	65,375,704	–	–
Financials	46,353,979	46,353,979	–	–
Health Care	78,584,871	78,584,871	–	–
Industrials	71,006,295	71,006,295	–	–
Information Technology	287,191,588	287,191,588	–	–
Materials	30,725,658	30,725,658	–	–
Telecommunications Services	12,614,244	12,614,244	–	–
Collateral Held for Securities Loaned	6,100,700	6,100,700	–	–
Short-Term Investments	6,499,829	–	6,499,829	–

Total	$759,570,325	$753,070,496	$6,499,829	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Call Options Written	15,449	15,449	–	–

Total Asset Derivatives	$15,449	$15,449	$–	$–

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Baidu.com, Inc. ADR	75	$120.00	October 2011		$15,449
Total Call Options Written				($75)	$15,449

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$26,672,700	$262,650,151	$283,222,151	6,100,700	$6,100,700	$48,067
Total Value and Income Earned	26,672,700				6,100,700	48,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (19.3%)
10,400	Amazon.com, Inc.[a]	$2,248,792
900	AutoZone, Inc.[a]	287,271
12,200	CarMax, Inc.[a]	290,970
8,400	Carnival plc	261,821
1,300	Chipotle Mexican Grill, Inc.[a]	393,835
3,500	Coach, Inc.	181,405
7,600	Ctrip.com International, Ltd. ADR[a,b]	244,416
2,800	Discovery Communications, Inc.[a]	105,336
2,400	Fossil, Inc.[a]	194,544
3,500	Harley-Davidson, Inc.	120,155
6,000	Johnson Controls, Inc.	158,220
7,100	Las Vegas Sands Corporation[a]	272,214
12,000	Liberty Interactive Corporation[a]	177,240
14,833	Marriott International, Inc.	404,051
14,400	MGM Resorts International[a]	133,776
7,300	NIKE, Inc.	624,223
42,900	Prada Holding SPA[a]	180,967
2,300	Priceline.com, Inc.[a]	1,033,758
2,400	Ralph Lauren Corporation	311,280
3,100	Ross Stores, Inc.	243,939
4,000	Royal Caribbean Cruises, Ltd.	86,560
14,900	Starbucks Corporation	555,621
7,300	Starwood Hotels & Resorts Worldwide, Inc.	283,386
11,700	Walt Disney Company	352,872
3,400	Yum! Brands, Inc.	167,926

	Total Consumer Discretionary	9,314,578

Consumer Staples (2.5%)
5,400	Costco Wholesale Corporation	443,448
4,200	Green Mountain Coffee Roasters, Inc.[a]	390,348
2,200	Hansen Natural Corporation[a]	192,038
3,000	Whole Foods Market, Inc.	195,930

	Total Consumer Staples	1,221,764

Energy (6.4%)
8,300	Cameron International Corporation[a]	344,782
1,900	Cimarex Energy Company	105,830
4,900	Continental Resources, Inc.[a,b]	237,013
5,900	EOG Resources, Inc.	418,959
12,400	FMC Technologies, Inc.[a]	466,240
7,000	Occidental Petroleum Corporation	500,500
5,400	Peabody Energy Corporation	182,952
10,900	Schlumberger, Ltd.	651,057
8,100	Suncor Energy, Inc. ADR	206,064

	Total Energy	3,113,397

Financials (5.6%)
16,000	American Express Company	718,400
11,500	CB Richard Ellis Group, Inc.[a]	154,790
5,900	Franklin Resources, Inc.	564,276
3,800	IntercontinentalExchange, Inc.[a]	449,388
19,100	Invesco, Ltd.	296,241
10,300	J.P. Morgan Chase & Company	310,236
9,100	U.S. Bancorp	214,214

	Total Financials	2,707,545

Health Care (6.4%)
2,700	Alexion Pharmaceuticals, Inc.[a]	172,962

Shares	Common Stock (98.8%)	Value
Health Care (6.4%) - continued
3,600	Allergan, Inc.	$296,568
4,400	AmerisourceBergen Corporation	163,988
2,400	Baxter International, Inc.	134,736
2,000	Biogen Idec, Inc.[a]	186,300
3,800	Celgene Corporation[a]	235,296
1,600	Covidien plc	70,560
3,300	Edwards Lifesciences Corporation[a]	235,224
9,200	Express Scripts, Inc.[a]	341,044
11,400	Human Genome Sciences, Inc.[a]	144,666
8,800	McKesson Corporation	639,760
6,300	Stryker Corporation	296,919
4,700	Valeant Pharmaceuticals International, Inc.	174,464

	Total Health Care	3,092,487

Industrials (15.3%)
3,100	3M Company	222,549
5,700	Babcock & Wilcox Company[a]	111,435
6,400	Boeing Company	387,264
1,900	Caterpillar, Inc.	140,296
4,000	Cooper Industries plc	184,480
2,600	Cummins, Inc.	212,316
33,000	Danaher Corporation	1,384,020
3,100	Deere & Company	200,167
4,100	Emerson Electric Company	169,371
6,900	Expeditors International of Washington, Inc.	279,795
19,100	Fastenal Company[b]	635,648
10,200	FedEx Corporation	690,336
2,800	Fluor Corporation	130,340
3,400	Joy Global, Inc.	212,092
4,600	Kansas City Southern, Inc.[a]	229,816
11,500	McDermott International, Inc.[a]	123,740
4,600	Precision Castparts Corporation	715,116
3,200	Roper Industries, Inc.	220,512
6,300	Union Pacific Corporation	514,521
6,700	United Parcel Service, Inc.	423,105
1,300	W.W. Grainger, Inc.	194,402

	Total Industrials	7,381,321

Information Technology (34.3%)
10,900	Accenture plc	574,212
12,100	Apple, Inc.[a]	4,612,278
7,800	Autodesk, Inc.[a]	216,684
9,700	Baidu.com, Inc. ADR[a]	1,037,027
11,000	Broadcom Corporation[a]	366,190
41,900	Corning, Inc.	517,884
17,600	eBay, Inc.[a]	519,024
8,000	EMC Corporation[a]	167,920
4,017	Facebook, Inc., Class Aa,c,d	125,118
9,948	Facebook, Inc., Class Ba,c,d	309,851
3,950	Google, Inc.[a]	2,031,801
18,100	Juniper Networks, Inc.[a]	312,406
6,988	Mail.ru Group, Ltd. GDR[a,c]	200,485
3,950	MasterCard, Inc.	1,252,782
6,600	NetApp, Inc.[a]	224,004
9,300	Nuance Communications, Inc.[a]	189,348
6,500	NXP Semiconductors NVa	91,780
28,000	QUALCOMM, Inc.	1,361,640
6,200	Red Hat, Inc.[a]	262,012
4,800	Rovi Corporation[a]	206,304
1,700	Salesforce.com, Inc.[a]	194,276
4,200	SanDisk Corporation[a]	169,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.8%)	Value
Information Technology (34.3%) - continued
19,200	Tencent Holdings, Ltd.	$398,249
3,000	Teradata Corporation[a]	160,590
5,900	Trimble Navigation, Ltd.[a]	197,945
2,380	Twitter, Inc.[a,c,d]	38,303
6,600	Visa, Inc.	565,752
17,800	Western Union Company	272,162

	Total Information Technology	16,575,497

Materials (4.4%)
2,800	Air Products and Chemicals, Inc.	213,836
10,448	BHP Billiton, Ltd.	345,931
5,800	Freeport-McMoRan Copper & Gold, Inc.	176,610
5,900	Potash Corporation of Saskatchewan, Inc.	254,998
12,200	Praxair, Inc.	1,140,456

	Total Materials	2,131,831

Telecommunications Services (4.6%)
19,700	American Tower Corporation[a]	1,059,860
28,200	Crown Castle International Corporation[a]	1,146,894

	Total Telecommunications Services	2,206,754

	Total Common Stock (cost $36,773,598)	47,745,174

Shares	Preferred Stock (0.2%)	Value
Information Technology (0.2%)
6	Twitter, Inc., Convertible, Series Aa,c,d	97
96	Twitter, Inc., Convertible, Series Ba,c,d	1,545
25	Twitter, Inc., Convertible, Series Ca,c,d	402
913	Twitter, Inc., Convertible, Series Da,c,d	14,693
3,855	Twitter, Inc., Convertible, Series G-2[a,c,d]	62,041

	Total Information Technology	78,778

	Total Preferred Stock (cost $78,778)	78,778

Shares	Collateral Held for Securities Loaned (2.2%)	Value
1,054,300	Thrivent Financial Securities Lending Trust	1,054,300

	Total Collateral Held for Securities Loaned (cost $1,054,300)	1,054,300

	Total Investments (cost $37,906,676) 101.2%	$48,878,252

	Other Assets and Liabilities, Net (1.2%)	(580,029)

	Total Net Assets 100.0%	$48,298,223

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Facebook, Inc., Class A	8/12/2011	$125,118
Facebook, Inc., Class B	3/31/2011	$248,758
Mail.ru Group, Ltd. GDR	11/5/2010	$238,419
Twitter, Inc.	9/13/2011	$38,303
Twitter, Inc., Convertible, Series A	9/13/2011	$97
Twitter, Inc., Convertible, Series B	9/13/2011	$1,545
Twitter, Inc., Convertible, Series C	9/13/2011	$402
Twitter, Inc., Convertible, Series D	9/13/2011	$14,693
Twitter, Inc., Convertible, Series G-2	7/28/2011	$62,041

d	Security is fair valued.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$14,060,378
Gross unrealized depreciation	(3,088,802)

Net unrealized appreciation (depreciation)	$10,971,576

Cost for federal income tax purposes	$37,906,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	9,314,578	8,871,790	442,788	–
Consumer Staples	1,221,764	1,221,764	–	–
Energy	3,113,397	3,113,397	–	–
Financials	2,707,545	2,707,545	–	–
Health Care	3,092,487	3,092,487	–	–
Industrials	7,381,321	7,381,321	–	–
Information Technology	16,575,497	15,703,976	398,249	473,272
Materials	2,131,831	1,785,900	345,931	–
Telecommunications Services	2,206,754	2,206,754	–	–
Preferred Stock
Information Technology	78,778	–	–	78,778
Collateral Held for Securities Loaned	1,054,300	1,054,300	–	–

Total	$48,878,252	$47,139,234	$1,186,968	$552,050

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Growth Stock Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Common Stock
Information Technology	14,400		19,839	639,518	–		(200,485)	473,272
Preferred Stock
Information Technology	–		–	78,778		–		78,778

Total	$14,400	$–	$19,839	$718,296	$–	$–	($200,485)	$552,050

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on September 30, 2011 of $61,094.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$669,650	$7,629,077	$7,244,427	1,054,300	$1,054,300	$830
Total Value and Income Earned	669,650				1,054,300	830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (7.7%)
109,517	Carnival Corporation	$3,318,365
146,770	CBS Corporation	2,991,173
149,630	Harley-Davidson, Inc.	5,136,798
349,660	Lowe’s Companies, Inc.	6,762,424
371,844	Macy’s, Inc.	9,786,934
96,850	Omnicom Group, Inc.	3,567,954
204,710	Time Warner Cable, Inc.	12,829,176
180,580	Viacom, Inc.	6,995,669

	Total Consumer Discretionary	51,388,493

Consumer Staples (10.8%)
331,080	Altria Group, Inc.	8,876,255
197,970	Diageo plc ADR	15,031,862
541,142	Kraft Foods, Inc.	18,171,548
257,329	Philip Morris International, Inc.	16,052,183
115,600	Unilever NV ADR[a]	3,640,244
197,500	Wal-Mart Stores, Inc.	10,250,250

	Total Consumer Staples	72,022,342

Energy (12.4%)
197,810	Anadarko Petroleum Corporation	12,471,921
117,880	Baker Hughes, Inc.	5,441,341
186,355	Chevron Corporation	17,241,565
314,942	ConocoPhillips	19,942,127
318,830	ENSCO International plc ADR	12,890,297
54,840	Exxon Mobil Corporation	3,983,029
79,430	Occidental Petroleum Corporation	5,679,245
416,330	Weatherford International, Ltd.[b]	5,083,389

	Total Energy	82,732,914

Financials (22.5%)
250,420	ACE, Ltd.	15,175,452
113,742	Allstate Corporation	2,694,548
235,050	Aon Corporation	9,867,399
176,350	Capital One Financial Corporation	6,988,751
168,769	Citigroup, Inc.	4,323,862
72,810	Goldman Sachs Group, Inc.	6,884,186
769,076	J.P. Morgan Chase & Company	23,164,569
636,980	KKR & Company, LPa	6,624,592
184,940	MetLife, Inc.	5,180,169
404,660	Principal Financial Group, Inc.	9,173,642
225,240	State Street Corporation	7,243,718
178,329	SVB Financial Group[b]	6,598,173
109,843	Travelers Companies, Inc.	5,352,649
226,640	U.S. Bancorp	5,335,106
666,400	Unum Group	13,967,744
98,670	Vanguard REIT ETF[a]	5,019,343
711,710	Wells Fargo & Company	17,166,445

	Total Financials	150,760,348

Health Care (12.9%)
160,220	Baxter International, Inc.	8,994,751
76,470	C.R. Bard, Inc.	6,694,184
276,460	Covidien plc	12,191,886
200,555	Johnson & Johnson	12,777,359
1,432,555	Pfizer, Inc.	25,327,572
267,017	UnitedHealth Group, Inc.	12,314,824
144,230	Zimmer Holdings, Inc.[b]	7,716,305

	Total Health Care	86,016,881

Shares	Common Stock (98.4%)	Value
Industrials (11.7%)
1,197,800	General Electric Company	$18,254,472
384,520	Harsco Corporation	7,455,843
177,990	Honeywell International, Inc.	7,815,541
91,660	Parker Hannifin Corporation	5,786,496
221,870	SPX Corporation	10,052,930
509,640	Textron, Inc.	8,990,050
167,654	United Technologies Corporation	11,796,135
245,270	WESCO International, Inc.[b]	8,228,808

	Total Industrials	78,380,275

Information Technology (8.7%)
152,547	Avnet, Inc.[b]	3,978,426
500,130	Cisco Systems, Inc.	7,747,014
84,399	International Business Machines Corporation	14,772,357
439,560	Microsoft Corporation	10,940,648
133,770	Oracle Corporation	3,844,550
360,850	Texas Instruments, Inc.	9,616,652
277,570	Xilinx, Inc.	7,616,521

	Total Information Technology	58,516,168

Materials (3.8%)
430,390	Dow Chemical Company	9,666,559
230,001	E.I. du Pont de Nemours and Company	9,193,140
104,944	Sigma-Aldrich Corporation	6,484,490

	Total Materials	25,344,189

Telecommunications Services (3.3%)
262,341	AT&T, Inc.	7,481,966
391,724	Verizon Communications, Inc.	14,415,443

	Total Telecommunications Services	21,897,409

Utilities (4.6%)
403,550	Exelon Corporation	17,195,265
623,450	NiSource, Inc.	13,329,361

	Total Utilities	30,524,626

	Total Common Stock (cost $698,367,220)	657,583,645

Shares	Collateral Held for Securities Loaned (1.4%)	Value
9,350,745	Thrivent Financial Securities Lending Trust	9,350,745

	Total Collateral Held for Securities Loaned (cost $9,350,745)	9,350,745

Principal Amount	Short-Term Investments (1.2%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.036%, 10/21/2011[d]	1,999,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Short-Term Investments (1.2%)[c]	Value
	Federal National Mortgage Association Discount Notes
6,000,000	0.020%, 12/21/2011[d]	$5,999,730

	Total Short-Term Investments (at amortized cost)	7,999,690

	Total Investments (cost $715,717,655) 101.0%	$674,934,080

	Other Assets and Liabilities, Net (1.0%)	(6,555,500)

	Total Net Assets 100.0%	$668,378,580

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions::

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$43,601,321
Gross unrealized depreciation	(84,384,896)

Net unrealized appreciation (depreciation)	$(40,783,575)

Cost for federal income tax purposes	$715,717,655

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	51,388,493	51,388,493	–	–
Consumer Staples	72,022,342	72,022,342	–	–
Energy	82,732,914	82,732,914	–	–
Financials	150,760,348	150,760,348	–	–
Health Care	86,016,881	86,016,881	–	–
Industrials	78,380,275	78,380,275	–	–
Information Technology	58,516,168	58,516,168	–	–
Materials	25,344,189	25,344,189	–	–
Telecommunications Services	21,897,409	21,897,409	–	–
Utilities	30,524,626	30,524,626	–	–
Collateral Held for Securities Loaned	9,350,745	9,350,745	–	–
Short-Term Investments	7,999,690	–	7,999,690	–

Total	$674,934,080	$666,934,390	$7,999,690	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$24,701,033	$162,193,740	$177,544,028	9,350,745	$9,350,745	$18,100
Total Value and Income Earned	24,701,033				9,350,745	18,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (10.1%)
25,850	Amazon.com, Inc.[a]	$5,589,545
11,800	Apollo Group, Inc.[a]	467,398
17,900	Bed Bath & Beyond, Inc.[a]	1,025,849
55,200	CBS Corporation	1,124,976
2,500	Chipotle Mexican Grill, Inc.[a]	757,375
70,000	Comcast Corporation	1,463,000
44,000	DIRECTV[a]	1,859,000
163,930	Discovery Communications, Inc.[a]	6,167,047
184,658	Ford Motor Company[a]	1,785,643
51,610	Harley-Davidson, Inc.	1,771,771
140,575	Las Vegas Sands Corporation[a]	5,389,646
124,280	Lowe’s Companies, Inc.	2,403,575
137,260	Macy’s, Inc.	3,612,683
1,500	Netflix, Inc.[a]	169,740
34,680	Omnicom Group, Inc.	1,277,611
11,400	Priceline.com, Inc.[a]	5,123,844
91,201	PVH Corporation	5,311,546
72,480	Time Warner Cable, Inc.	4,542,322
63,980	Viacom, Inc.	2,478,585

	Total Consumer Discretionary	52,321,156

Consumer Staples (8.2%)
116,140	Altria Group, Inc.	3,113,713
127,238	Anheuser-Busch InBev NV ADR	6,741,069
145,224	CVS Caremark Corporation	4,876,622
68,620	Diageo plc ADR	5,210,317
189,174	Kraft Foods, Inc.	6,352,463
104,500	Kroger Company	2,294,820
13,700	Lorillard, Inc.	1,516,590
92,631	Philip Morris International, Inc.	5,778,322
70,500	Tyson Foods, Inc.	1,223,880
46,400	Walgreen Company	1,526,096
68,000	Wal-Mart Stores, Inc.	3,529,200

	Total Consumer Staples	42,163,092

Energy (11.2%)
68,470	Anadarko Petroleum Corporation	4,317,034
72,135	Apache Corporation	5,788,112
104,006	Baker Hughes, Inc.	4,800,917
76,880	Chevron Corporation	7,112,938
111,820	ConocoPhillips	7,080,442
241,877	ENSCO International plc ADR	9,779,087
41,000	Exxon Mobil Corporation	2,977,830
28,980	Occidental Petroleum Corporation	2,072,070
146,320	Peabody Energy Corporation	4,957,322
7,200	Tesoro Corporation[a]	140,184
14,700	Valero Energy Corporation	261,366
692,920	Weatherford International, Ltd.[a]	8,460,553

	Total Energy	57,747,855

Financials (13.6%)
88,370	ACE, Ltd.	5,355,222
81,690	Aon Corporation	3,429,346
30,200	BlackRock, Inc.	4,469,902
62,640	Capital One Financial Corporation	2,482,423
58,979	Citigroup, Inc.	1,511,042
45,400	Discover Financial Services	1,041,476
60,700	Fifth Third Bancorp	613,070
26,070	Goldman Sachs Group, Inc.	2,464,919
525,264	J.P. Morgan Chase & Company	15,820,952
225,280	KKR & Company, LP	2,342,912

Shares	Common Stock (96.5%)	Value
Financials (13.6%) - continued
33,500	Leucadia National Corporation	$759,780
65,340	MetLife, Inc.	1,830,173
18,700	Moody’s Corporation	569,415
141,614	Principal Financial Group, Inc.	3,210,389
79,020	State Street Corporation	2,541,283
61,810	SVB Financial Group[a]	2,286,970
78,140	U.S. Bancorp	1,839,416
236,870	Unum Group	4,964,795
34,620	Vanguard REIT ETF[b]	1,761,120
452,960	Wells Fargo & Company	10,925,395

	Total Financials	70,220,000

Health Care (12.7%)
30,600	Aetna, Inc.	1,112,310
56,150	Baxter International, Inc.	3,152,261
11,900	Biogen Idec, Inc.[a]	1,108,485
27,020	C.R. Bard, Inc.	2,365,331
25,800	CIGNA Corporation	1,082,052
97,690	Covidien plc	4,308,129
38,000	Gilead Sciences, Inc.[a]	1,474,400
21,300	Humana, Inc.	1,549,149
69,320	Johnson & Johnson	4,416,377
115,754	McKesson Corporation	8,415,316
502,098	Mylan, Inc.[a]	8,535,666
496,765	Pfizer, Inc.	8,782,805
209,887	Thermo Fisher Scientific, Inc.[a]	10,628,678
95,090	UnitedHealth Group, Inc.	4,385,551
21,500	WellPoint, Inc.	1,403,520
50,970	Zimmer Holdings, Inc.[a]	2,726,895

	Total Health Care	65,446,925

Industrials (9.4%)
114,450	Boeing Company	6,925,369
73,350	Caterpillar, Inc.	5,416,164
68,400	CSX Corporation	1,277,028
46,456	Fluor Corporation	2,162,527
424,690	General Electric Company	6,472,275
133,330	Harsco Corporation	2,585,269
63,330	Honeywell International, Inc.	2,780,820
30,000	Norfolk Southern Corporation	1,830,600
32,060	Parker Hannifin Corporation	2,023,948
131,000	Southwest Airlines Company	1,053,240
76,960	SPX Corporation	3,487,058
177,070	Textron, Inc.	3,123,515
25,100	Union Pacific Corporation	2,049,917
59,300	United Technologies Corporation	4,172,348
88,940	WESCO International, Inc.[a]	2,983,937

	Total Industrials	48,344,015

Information Technology (23.5%)
25,700	Accenture plc	1,353,876
133,373	Akamai Technologies, Inc.[a]	2,651,455
55,924	Apple, Inc.[a]	21,317,110
18,300	Baidu.com, Inc. ADR[a]	1,956,453
150,450	Broadcom Corporation[a]	5,008,481
172,860	Cisco Systems, Inc.	2,677,601
65,332	Cognizant Technology Solutions Corporation[a]	4,096,316
51,600	Dell, Inc.[a]	730,140
87,700	eBay, Inc.[a]	2,586,273
365,100	EMC Corporation[a]	7,663,449
59,938	F5 Networks, Inc.[a]	4,258,595
28,200	GameStop Corporation[a,b]	651,420
26,221	Google, Inc.[a]	13,487,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (96.5%)	Value
Information Technology (23.5%) - continued
17,300	Hewlett-Packard Company	$388,385
29,608	International Business Machines Corporation	5,182,288
2,100	MasterCard, Inc.	666,036
157,130	Microsoft Corporation	3,910,966
195,340	NVIDIA Corporation[a]	2,441,750
97,152	NXP Semiconductors NVa	1,371,786
404,990	Oracle Corporation	11,639,413
162,650	QUALCOMM, Inc.	7,909,670
41,264	Red Hat, Inc.[a]	1,743,817
28,865	Salesforce.com, Inc.[a]	3,298,692
3,100	SanDisk Corporation[a]	125,085
66,200	Symantec Corporation[a]	1,079,060
204,480	Texas Instruments, Inc.	5,449,392
9,900	Visa, Inc.	848,628
48,406	VMware, Inc.[a]	3,890,874
98,300	Xilinx, Inc.	2,697,352

	Total Information Technology	121,081,921

Materials (3.0%)
148,710	Dow Chemical Company	3,340,026
79,477	E.I. du Pont de Nemours and Company	3,176,696
226,265	Freeport-McMoRan Copper & Gold, Inc.	6,889,769
36,686	Sigma-Aldrich Corporation	2,266,828

	Total Materials	15,673,319

Telecommunications Services (1.6%)
15,000	MetroPCS Communications, Inc.[a]	130,650
125,303	NII Holdings, Inc.[a]	3,376,916
135,404	Verizon Communications, Inc.	4,982,867

	Total Telecommunications Services	8,490,433

Utilities (3.2%)
93,000	Ameren Corporation	2,768,610
138,870	Exelon Corporation	5,917,251
220,920	NiSource, Inc.	4,723,269
88,000	Public Service Enterprise Group, Inc.	2,936,560

	Total Utilities	16,345,690

	Total Common Stock (cost $549,958,700)	497,834,406

Shares	Collateral Held for Securities Loaned (0.5%)	Value
2,543,070	Thrivent Financial Securities Lending Trust	2,543,070

	Total Collateral Held for Securities Loaned (cost $2,543,070)	2,543,070

Principal Amount	Short-Term Investments (2.5%)[c]	Value
	Federal Home Loan Bank Discount Notes
7,000,000	0.020%, 11/18/2011[d]	6,999,814

Principal Amount	Short-Term Investments (2.5%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.045%, 11/2/2011[d,e]	$299,988
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 12/21/2011[d]	4,999,775
500,000	0.102%, 2/22/2012[d,e]	499,797

	Total Short-Term Investments (at amortized cost)	12,799,374

	Total Investments (cost $565,301,144) 99.5%	$513,176,850

	Other Assets and Liabilities, Net 0.5%	2,594,356

	Total Net Assets 100.0%	$515,771,206

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At September 30, 2011, $799,785 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$24,368,422
Gross unrealized depreciation	(76,492,716)

Net unrealized appreciation (depreciation)	$(52,124,294)

Cost for federal income tax purposes	$565,301,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	52,321,156	52,321,156	–	–
Consumer Staples	42,163,092	42,163,092	–	–
Energy	57,747,855	57,747,855	–	–
Financials	70,220,000	70,220,000	–	–
Health Care	65,446,925	65,446,925	–	–
Industrials	48,344,015	48,344,015	–	–
Information Technology	121,081,921	121,081,921	–	–
Materials	15,673,319	15,673,319	–	–
Telecommunications Services	8,490,433	8,490,433	–	–
Utilities	16,345,690	16,345,690	–	–
Collateral Held for Securities Loaned	2,543,070	2,543,070	–	–
Short-Term Investments	12,799,374	–	12,799,374	–

Total	$513,176,850	$500,377,476	$12,799,374	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	423,976	423,976	–	–

Total Liability Derivatives	$423,976	$423,976	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	25	December 2011	$7,461,476	$7,037,500	($423,976)
Total Futures Contracts					($423,976)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$18,613,928	$70,049,343	$86,120,201	2,543,070	$2,543,070	$29,406
Total Value and Income Earned	18,613,928				2,543,070	29,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (10.6%)
2,300	Abercrombie & Fitch Company	$141,588
9,300	Amazon.com, Inc.[a]	2,010,939
3,200	Apollo Group, Inc.[a]	126,752
1,300	AutoNation, Inc.[a,b]	42,614
800	AutoZone, Inc.[a]	255,352
6,400	Bed Bath & Beyond, Inc.[a]	366,784
7,925	Best Buy Company, Inc.[b]	184,653
1,800	Big Lots, Inc.[a]	62,694
5,900	Cablevision Systems Corporation	92,807
5,900	CarMax, Inc.[a]	140,715
12,000	Carnival Corporation	363,600
17,272	CBS Corporation	352,003
900	Chipotle Mexican Grill, Inc.[a]	272,655
7,400	Coach, Inc.	383,542
70,815	Comcast Corporation	1,480,034
6,900	D.R. Horton, Inc.	62,376
3,550	Darden Restaurants, Inc.	151,763
1,600	DeVry, Inc.	59,136
19,100	DIRECTV[a]	806,975
7,100	Discovery Communications, Inc.[a]	267,102
5,100	Expedia, Inc.	131,325
3,200	Family Dollar Stores, Inc.	162,752
97,711	Ford Motor Company[a]	944,865
3,900	Fortune Brands, Inc.	210,912
6,300	Gannett Company, Inc.[b]	60,039
8,762	Gap, Inc.	142,295
4,100	Genuine Parts Company	208,280
6,400	Goodyear Tire & Rubber Company[a]	64,576
7,700	H&R Block, Inc.	102,487
6,200	Harley-Davidson, Inc.	212,846
1,900	Harman International Industries, Inc.	54,302
3,150	Hasbro, Inc.	102,721
40,300	Home Depot, Inc.	1,324,661
7,800	International Game Technology	113,334
11,867	Interpublic Group of Companies, Inc.	85,442
3,700	J.C. Penney Company, Inc.	99,086
17,500	Johnson Controls, Inc.	461,475
7,300	Kohl’s Corporation	358,430
3,600	Leggett & Platt, Inc.	71,244
4,000	Lennar Corporation	54,160
6,504	Limited Brands, Inc.	250,469
32,400	Lowe’s Companies, Inc.	626,616
10,968	Macy’s, Inc.	288,678
7,206	Marriott International, Inc.	196,291
8,750	Mattel, Inc.	226,537
26,600	McDonald’s Corporation	2,336,012
7,700	McGraw-Hill Companies, Inc.	315,700
1,400	Netflix, Inc.[a]	158,424
7,273	Newell Rubbermaid, Inc.	86,331
58,800	News Corporation	909,636
9,900	NIKE, Inc.	846,549
4,300	Nordstrom, Inc.	196,424
7,300	Omnicom Group, Inc.	268,932
3,600	O’Reilly Automotive, Inc.[a]	239,868
1,300	Priceline.com, Inc.[a]	584,298
7,992	Pulte Group, Inc.[a]	31,568
1,600	Ralph Lauren Corporation	207,520
3,000	Ross Stores, Inc.	236,070
2,500	Scripps Networks Interactive	92,925
1,032	Sears Holdings Corporation[a,b]	59,361
2,300	Sherwin-Williams Company	170,936

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (10.6%) - continued
1,600	Snap-On, Inc.	$71,040
18,075	Staples, Inc.	240,397
19,200	Starbucks Corporation	715,968
5,000	Starwood Hotels & Resorts Worldwide, Inc.	194,100
17,500	Target Corporation	858,200
3,300	Tiffany & Company[b]	200,706
8,458	Time Warner Cable, Inc.	530,063
27,050	Time Warner, Inc.	810,689
9,900	TJX Companies, Inc.	549,153
3,100	Urban Outfitters, Inc.[a]	69,192
2,200	VF Corporation	267,344
14,772	Viacom, Inc.	572,267
47,847	Walt Disney Company	1,443,066
70	Washington Post Company	22,888
2,057	Whirlpool Corporation	102,665
4,172	Wyndham Worldwide Corporation	118,944
2,100	Wynn Resorts, Ltd.	241,668
12,080	Yum! Brands, Inc.	596,631

	Total Consumer Discretionary	28,523,442

Consumer Staples (11.5%)
53,600	Altria Group, Inc.	1,437,016
17,368	Archer-Daniels-Midland Company	430,900
11,000	Avon Products, Inc.	215,600
2,525	Brown-Forman Corporation	177,104
4,700	Campbell Soup Company	152,139
3,500	Clorox Company	232,155
59,300	Coca-Cola Company	4,006,308
8,200	Coca-Cola Enterprises, Inc.	204,016
12,500	Colgate-Palmolive Company	1,108,500
10,400	ConAgra Foods, Inc.	251,888
4,500	Constellation Brands, Inc.[a]	81,000
11,400	Costco Wholesale Corporation	936,168
34,744	CVS Caremark Corporation	1,166,704
4,600	Dean Foods Company[a]	40,802
5,600	Dr. Pepper Snapple Group, Inc.	217,168
3,000	Estee Lauder Companies, Inc.	263,520
16,600	General Mills, Inc.	638,602
8,400	H.J. Heinz Company	424,032
4,100	Hershey Company	242,884
3,500	Hormel Foods Corporation	94,570
2,951	J.M. Smucker Company	215,098
6,500	Kellogg Company	345,735
10,192	Kimberly-Clark Corporation	723,734
45,552	Kraft Foods, Inc.	1,529,636
15,700	Kroger Company	344,772
3,600	Lorillard, Inc.	398,520
3,400	McCormick & Company, Inc.	156,944
5,328	Mead Johnson Nutrition Company	366,726
4,200	Molson Coors Brewing Company	166,362
40,830	PepsiCo, Inc.	2,527,377
45,300	Philip Morris International, Inc.	2,825,814
70,938	Procter & Gamble Company	4,481,863
8,800	Reynolds American, Inc.	329,824
8,900	Safeway, Inc.	148,007
15,300	Sara Lee Corporation	250,155
5,581	SUPERVALU, Inc.[b]	37,169
15,200	Sysco Corporation	393,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Staples (11.5%) - continued
7,500	Tyson Foods, Inc.	$130,200
23,300	Walgreen Company	766,337
45,400	Wal-Mart Stores, Inc.	2,356,260
4,100	Whole Foods Market, Inc.	267,771

	Total Consumer Staples	31,083,060

Energy (11.5%)
5,869	Alpha Natural Resources, Inc.[a]	103,823
12,872	Anadarko Petroleum Corporation	811,579
9,920	Apache Corporation	795,981
11,183	Baker Hughes, Inc.	516,207
2,800	Cabot Oil & Gas Corporation	173,348
6,400	Cameron International Corporation[a]	265,856
17,000	Chesapeake Energy Corporation	434,350
51,696	Chevron Corporation	4,782,914
35,549	ConocoPhillips	2,250,963
5,900	Consol Energy, Inc.	200,187
10,200	Denbury Resources, Inc.[a]	117,300
10,700	Devon Energy Corporation	593,208
1,900	Diamond Offshore Drilling, Inc.[b]	104,006
19,618	El Paso Corporation	342,923
7,000	EOG Resources, Inc.	497,070
3,900	EQT Corporation	208,104
125,590	Exxon Mobil Corporation	9,121,601
6,300	FMC Technologies, Inc.[a]	236,880
23,800	Halliburton Company	726,376
2,800	Helmerich & Payne, Inc.	113,680
7,900	Hess Corporation	414,434
18,268	Marathon Oil Corporation	394,223
9,284	Marathon Petroleum Corporation	251,225
5,100	Murphy Oil Corporation	225,216
7,500	Nabors Industries, Ltd.[a]	91,950
10,900	National Oilwell Varco, Inc.	558,298
3,500	Newfield Exploration Company[a]	138,915
6,600	Noble Corporation[a]	193,710
4,600	Noble Energy, Inc.	325,680
21,000	Occidental Petroleum Corporation	1,501,500
7,100	Peabody Energy Corporation	240,548
3,100	Pioneer Natural Resources Company	203,887
4,600	QEP Resources, Inc.	124,522
4,200	Range Resources Corporation	245,532
3,400	Rowan Companies, Inc.[a]	102,646
34,794	Schlumberger, Ltd.	2,078,246
9,000	Southwestern Energy Company[a]	299,970
16,904	Spectra Energy Corporation	414,655
2,900	Sunoco, Inc.	89,929
3,800	Tesoro Corporation[a]	73,986
14,700	Valero Energy Corporation	261,366
15,300	Williams Companies, Inc.	372,402

	Total Energy	30,999,196

Financials (13.3%)
8,700	ACE, Ltd.	527,220
12,000	Aflac, Inc.	419,400
12,982	Allstate Corporation	307,544
26,900	American Express Company	1,207,810
11,367	American International Group, Inc.[a]	249,506
2,384	American International Group, Inc. Warrants, $45.00, expires 1/20/2021[a,b]	14,590

Shares	Common Stock (98.6%)	Value
Financials (13.3%) - continued
6,200	Ameriprise Financial, Inc.	$244,032
8,425	Aon Corporation	353,681
3,036	Apartment Investment & Management Company	67,156
2,500	Assurant, Inc.	89,500
2,501	AvalonBay Communities, Inc.	285,239
260,710	Bank of America Corporation	1,595,545
31,452	Bank of New York Mellon Corporation	584,693
18,100	BB&T Corporation	386,073
45,369	Berkshire Hathaway, Inc.[a]	3,223,014
2,600	BlackRock, Inc.	384,826
3,900	Boston Properties, Inc.	347,490
11,973	Capital One Financial Corporation	474,490
8,200	CB Richard Ellis Group, Inc.[a]	110,372
27,225	Charles Schwab Corporation	306,826
7,300	Chubb Corporation	437,927
4,038	Cincinnati Financial Corporation[b]	106,321
75,393	Citigroup, Inc.	1,931,569
1,700	CME Group, Inc.	418,880
5,250	Comerica, Inc.	120,592
14,025	Discover Financial Services	321,733
6,610	E*TRADE Financial Corporation[a]	60,217
7,700	Equity Residential	399,399
2,200	Federated Investors, Inc.[b]	38,566
23,194	Fifth Third Bancorp	234,259
5,881	First Horizon National Corporation	35,051
3,700	Franklin Resources, Inc.	353,868
12,100	Genworth Financial, Inc.[a]	69,454
13,100	Goldman Sachs Group, Inc.	1,238,605
11,600	Hartford Financial Services Group, Inc.	187,224
10,500	HCP, Inc.	368,130
4,600	Health Care REIT, Inc.	215,280
17,741	Host Hotels & Resorts, Inc.	194,087
12,400	Hudson City Bancorp, Inc.	70,184
20,971	Huntington Bancshares, Inc.	100,661
2,000	IntercontinentalExchange, Inc.[a]	236,520
11,500	Invesco, Ltd.	178,365
100,748	J.P. Morgan Chase & Company	3,034,530
4,900	Janus Capital Group, Inc.	29,400
23,600	KeyCorp	139,948
10,100	Kimco Realty Corporation	151,803
3,300	Legg Mason, Inc.	84,843
5,200	Leucadia National Corporation	117,936
7,794	Lincoln National Corporation	121,820
8,100	Loews Corporation	279,855
3,300	M&T Bank Corporation	230,670
13,800	Marsh & McLennan Companies, Inc.	366,252
27,132	MetLife, Inc.	759,967
5,300	Moody’s Corporation	161,385
38,450	Morgan Stanley	519,075
3,200	NASDAQ OMX Group, Inc.[a]	74,048
6,300	Northern Trust Corporation	220,374
6,800	NYSE Euronext	158,032
8,900	People’s United Financial, Inc.	101,460
4,100	Plum Creek Timber Company, Inc.[b]	142,311
13,614	PNC Financial Services Group, Inc.	656,059

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Financials (13.3%) - continued
8,200	Principal Financial Group, Inc.	$185,894
15,700	Progressive Corporation	278,832
11,796	Prologis, Inc.	286,053
12,600	Prudential Financial, Inc.	590,436
3,600	Public Storage, Inc.	400,860
30,877	Regions Financial Corporation	102,820
7,644	Simon Property Group, Inc.	840,687
12,900	SLM Corporation	160,605
13,100	State Street Corporation	421,296
13,700	SunTrust Banks, Inc.	245,915
6,568	T. Rowe Price Group, Inc.	313,753
2,800	Torchmark Corporation	97,608
10,881	Travelers Companies, Inc.	530,231
49,285	U.S. Bancorp	1,160,169
7,924	Unum Group	166,087
7,500	Ventas, Inc.	370,500
4,797	Vornado Realty Trust	357,952
136,240	Wells Fargo & Company	3,286,109
8,200	XL Group plc	154,160
4,600	Zions Bancorporation	64,722

	Total Financials	35,860,356

Health Care (11.9%)
40,200	Abbott Laboratories	2,055,828
9,696	Aetna, Inc.	352,450
7,900	Allergan, Inc.	650,802
7,000	AmerisourceBergen Corporation	260,890
23,940	Amgen, Inc.	1,315,503
14,600	Baxter International, Inc.	819,644
5,700	Becton, Dickinson and Company	417,924
6,300	Biogen Idec, Inc.[a]	586,845
38,550	Boston Scientific Corporation[a]	227,831
43,898	Bristol-Myers Squibb Company	1,377,519
2,300	C.R. Bard, Inc.	201,342
8,975	Cardinal Health, Inc.	375,873
5,687	CareFusion Corporation[a]	136,204
11,900	Celgene Corporation[a]	736,848
2,100	Cephalon, Inc.[a]	169,470
3,800	Cerner Corporation[a]	260,376
7,000	CIGNA Corporation	293,580
3,900	Coventry Health Care, Inc.[a]	112,359
12,800	Covidien plc	564,480
2,500	DaVita, Inc.[a]	156,675
3,700	DENTSPLY International, Inc.	113,553
2,900	Edwards Lifesciences Corporation[a]	206,712
26,200	Eli Lilly and Company	968,614
12,600	Express Scripts, Inc.[a]	467,082
7,100	Forest Laboratories, Inc.[a]	218,609
20,000	Gilead Sciences, Inc.[a]	776,000
4,280	Hospira, Inc.[a]	158,360
4,400	Humana, Inc.	320,012
1,000	Intuitive Surgical, Inc.[a]	364,280
70,740	Johnson & Johnson	4,506,845
2,700	Laboratory Corporation of America Holdings[a]	213,435
4,743	Life Technologies Corporation[a]	182,273
6,442	McKesson Corporation	468,333
9,986	Medco Health Solutions, Inc.[a]	468,244
27,200	Medtronic, Inc.	904,128
79,483	Merck & Company, Inc.	2,599,889
10,900	Mylan, Inc.[a]	185,300
2,300	Patterson Companies, Inc.	65,849
2,800	PerkinElmer, Inc.	53,788

Shares	Common Stock (98.6%)	Value
Health Care (11.9%) - continued
201,160	Pfizer, Inc.	$3,556,509
4,100	Quest Diagnostics, Inc.	202,376
8,584	St. Jude Medical, Inc.	310,655
8,600	Stryker Corporation	405,318
11,500	Tenet Healthcare Corporation[a]	47,495
9,800	Thermo Fisher Scientific, Inc.[a]	496,272
27,800	UnitedHealth Group, Inc.	1,282,136
3,100	Varian Medical Systems, Inc.[a]	161,696
2,400	Waters Corporation[a]	181,176
3,300	Watson Pharmaceuticals, Inc.[a]	225,225
9,400	WellPoint, Inc.	613,632
4,950	Zimmer Holdings, Inc.[a]	264,825

	Total Health Care	32,061,064

Industrials (10.1%)
18,300	3M Company	1,313,757
2,800	Avery Dennison Corporation	70,224
19,160	Boeing Company	1,159,372
4,200	C.H. Robinson Worldwide, Inc.	287,574
16,700	Caterpillar, Inc.	1,233,128
2,900	Cintas Corporation	81,606
27,900	CSX Corporation	520,893
5,000	Cummins, Inc.	408,300
14,700	Danaher Corporation	616,518
10,800	Deere & Company	697,356
4,900	Dover Corporation	228,340
1,300	Dun & Bradstreet Corporation	79,638
8,900	Eaton Corporation	315,950
19,300	Emerson Electric Company	797,283
3,100	Equifax, Inc.	95,294
5,400	Expeditors International of Washington, Inc.	218,970
7,700	Fastenal Company[b]	256,256
8,160	FedEx Corporation	552,269
1,600	First Solar, Inc.[a,b]	101,136
1,400	Flowserve Corporation	103,600
4,400	Fluor Corporation	204,820
9,300	General Dynamics Corporation	529,077
273,900	General Electric Company	4,174,236
3,300	Goodrich Corporation	398,244
20,275	Honeywell International, Inc.	890,275
12,700	Illinois Tool Works, Inc.	528,320
8,600	Ingersoll-Rand plc	241,574
5,300	Iron Mountain, Inc.	167,586
4,700	ITT Corporation	197,400
3,400	Jacobs Engineering Group, Inc.[a]	109,786
2,800	Joy Global, Inc.	174,664
2,800	L-3 Communications Holdings, Inc.	173,516
7,100	Lockheed Martin Corporation	515,744
8,800	Masco Corporation	62,656
9,000	Norfolk Southern Corporation	549,180
7,098	Northrop Grumman Corporation	370,232
9,537	PACCAR, Inc.	322,541
3,100	Pall Corporation	131,440
4,075	Parker Hannifin Corporation	257,255
5,300	Pitney Bowes, Inc.[b]	99,640
3,700	Precision Castparts Corporation	575,202
5,400	Quanta Services, Inc.[a]	101,466
4,600	R.R. Donnelley & Sons Company	64,952
9,200	Raytheon Company	376,004
8,320	Republic Services, Inc.	233,459
3,800	Robert Half International, Inc.	80,636
3,800	Rockwell Automation, Inc.	212,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Industrials (10.1%) - continued
3,900	Rockwell Collins, Inc.	$205,764
2,500	Roper Industries, Inc.	172,275
1,400	Ryder System, Inc.	52,514
20,000	Southwest Airlines Company	160,800
4,400	Stanley Black & Decker, Inc.	216,040
2,300	Stericycle, Inc.[a]	185,656
7,100	Textron, Inc.	125,244
12,000	Tyco International, Ltd.	489,000
12,700	Union Pacific Corporation	1,037,209
25,400	United Parcel Service, Inc.	1,604,010
23,400	United Technologies Corporation	1,646,424
1,500	W.W. Grainger, Inc.	224,310
12,299	Waste Management, Inc.	400,455

	Total Industrials	27,399,870

Information Technology (19.2%)
16,700	Accenture plc	879,756
12,700	Adobe Systems, Inc.[a]	306,959
14,600	Advanced Micro Devices, Inc.[a]	74,168
9,015	Agilent Technologies, Inc.[a]	281,719
4,800	Akamai Technologies, Inc.[a]	95,424
8,400	Altera Corporation	264,852
4,400	Amphenol Corporation	179,388
7,800	Analog Devices, Inc.	243,750
23,900	Apple, Inc.[a]	9,110,202
33,300	Applied Materials, Inc.	344,655
6,000	Autodesk, Inc.[a]	166,680
12,700	Automatic Data Processing, Inc.	598,805
4,600	BMC Software, Inc.[a]	177,376
12,500	Broadcom Corporation[a]	416,125
9,612	CA, Inc.	186,569
141,900	Cisco Systems, Inc.	2,198,031
4,900	Citrix Systems, Inc.[a]	267,197
7,900	Cognizant Technology Solutions Corporation[a]	495,330
4,100	Computer Sciences Corporation	110,085
5,200	Compuware Corporation[a]	39,832
40,300	Corning, Inc.	498,108
39,700	Dell, Inc.[a]	561,755
29,700	eBay, Inc.[a]	875,853
8,600	Electronic Arts, Inc.[a]	175,870
53,286	EMC Corporation[a]	1,118,473
2,100	F5 Networks, Inc.[a]	149,205
6,500	Fidelity National Information Services, Inc.	158,080
3,700	Fiserv, Inc.[a]	187,849
4,200	FLIR Systems, Inc.	105,210
3,600	GameStop Corporation[a,b]	83,160
6,500	Google, Inc.[a]	3,343,470
3,200	Harris Corporation[b]	109,344
53,486	Hewlett-Packard Company	1,200,761
135,400	Intel Corporation	2,888,082
30,800	International Business Machines Corporation	5,390,924
7,900	Intuit, Inc.[a]	374,776
4,800	Jabil Circuit, Inc.	85,392
5,962	JDS Uniphase Corporation[a]	59,441
13,800	Juniper Networks, Inc.[a]	238,188
4,400	KLA-Tencor Corporation	168,432
2,100	Lexmark International, Inc.[a]	56,763
5,900	Linear Technology Corporation	163,135
14,100	LSI Corporation[a]	73,038
2,700	MasterCard, Inc.	856,332
5,700	MEMC Electronic Materials, Inc.[a]	29,868

Shares	Common Stock (98.6%)	Value
Information Technology (19.2%) - continued
5,000	Microchip Technology, Inc.[b]	$155,550
25,500	Micron Technology, Inc.[a]	128,520
192,400	Microsoft Corporation	4,788,836
3,600	Molex, Inc.[b]	73,332
3,300	Monster Worldwide, Inc.[a]	23,694
6,861	Motorola Mobility Holdings, Inc.[a]	259,209
7,855	Motorola Solutions, Inc.	329,125
9,600	NetApp, Inc.[a]	325,824
1,900	Novellus Systems, Inc.[a]	51,794
15,550	NVIDIA Corporation[a]	194,375
101,937	Oracle Corporation	2,929,669
8,100	Paychex, Inc.	213,597
43,300	QUALCOMM, Inc.	2,105,679
5,000	Red Hat, Inc.[a]	211,300
6,400	SAIC, Inc.[a]	75,584
3,600	Salesforce.com, Inc.[a]	411,408
6,200	SanDisk Corporation[a]	250,170
19,224	Symantec Corporation[a]	313,351
8,900	Tellabs, Inc.	38,181
4,400	Teradata Corporation[a]	235,532
4,900	Teradyne, Inc.[a]	53,949
29,700	Texas Instruments, Inc.	791,505
3,900	Total System Services, Inc.	66,027
4,400	VeriSign, Inc.	125,884
13,300	Visa, Inc.	1,140,076
6,100	Western Digital Corporation[a]	156,892
15,880	Western Union Company	242,805
35,585	Xerox Corporation	248,027
6,800	Xilinx, Inc.	186,592
32,500	Yahoo!, Inc.[a]	427,700

	Total Information Technology	51,942,599

Materials (3.4%)
5,600	Air Products and Chemicals, Inc.	427,672
1,800	Airgas, Inc.	114,876
2,900	AK Steel Holding Corporation[b]	18,966
26,964	Alcoa, Inc.	258,046
2,669	Allegheny Technologies, Inc.	98,726
4,300	Ball Corporation	133,386
2,600	Bemis Company, Inc.	76,206
1,900	CF Industries Holdings, Inc.	234,441
3,700	Cliffs Natural Resources, Inc.	189,329
30,593	Dow Chemical Company	687,119
24,111	E.I. du Pont de Nemours and Company	963,717
1,900	Eastman Chemical Company	130,207
6,000	Ecolab, Inc.[b]	293,340
1,900	FMC Corporation	131,404
24,492	Freeport-McMoRan Copper & Gold, Inc.	745,781
2,100	International Flavors & Fragrances, Inc.	118,062
11,371	International Paper Company	264,376
4,481	MeadWestvaco Corporation	110,053
13,778	Monsanto Company	827,231
7,900	Mosaic Company	386,863
12,848	Newmont Mining Corporation	808,139
8,100	Nucor Corporation	256,284
4,300	Owens-Illinois, Inc.[a]	65,016
4,100	PPG Industries, Inc.	289,706
7,900	Praxair, Inc.	738,492
3,852	Sealed Air Corporation	64,329

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (98.6%)	Value
Materials (3.4%) - continued
3,200	Sigma-Aldrich Corporation	$197,728
2,000	Titanium Metals Corporation	29,960
3,800	United States Steel Corporation[b]	83,638
3,400	Vulcan Materials Company[b]	93,704
13,682	Weyerhaeuser Company	212,755

	Total Materials	9,049,552

Telecommunications Services (3.2%)
10,300	American Tower Corporation[a]	554,140
152,739	AT&T, Inc.	4,356,116
15,925	CenturyLink, Inc.	527,436
24,478	Frontier Communications Corporation[b]	149,560
7,400	MetroPCS Communications, Inc.[a]	64,454
76,020	Sprint Nextel Corporation[a]	231,101
72,996	Verizon Communications, Inc.	2,686,253
12,607	Windstream Corporation[b]	146,998

	Total Telecommunications Services	8,716,058

Utilities (3.9%)
16,400	AES Corporation[a]	160,064
6,300	Ameren Corporation	187,551
12,560	American Electric Power Company, Inc.	477,531
11,073	CenterPoint Energy, Inc.	217,252
6,600	CMS Energy Corporation	130,614
7,600	Consolidated Edison, Inc.	433,352
5,300	Constellation Energy Group, Inc.	201,718
14,694	Dominion Resources, Inc.	746,014
4,400	DTE Energy Company	215,688
34,108	Duke Energy Corporation	681,819
8,500	Edison International, Inc.	325,125
4,600	Entergy Corporation	304,934
17,124	Exelon Corporation	729,654
10,734	FirstEnergy Corporation	482,064
2,115	Integrys Energy Group, Inc.	102,831
10,900	NextEra Energy, Inc.	588,818
1,200	Nicor, Inc.	66,012
7,009	NiSource, Inc.	149,852
4,600	Northeast Utilities	154,790
6,300	NRG Energy, Inc.[a]	133,623
2,700	ONEOK, Inc.	178,308
5,500	Pepco Holdings, Inc.	104,060
10,300	PG&E Corporation	435,793
2,900	Pinnacle West Capital Corporation	124,526
15,000	PPL Corporation	428,100
7,620	Progress Energy, Inc.	394,106
12,900	Public Service Enterprise Group, Inc.	430,473
3,000	SCANA Corporation	121,350
6,175	Sempra Energy	318,013
22,200	Southern Company	940,614
5,100	TECO Energy, Inc.	87,363
5,900	Wisconsin Energy Corporation	184,611
12,305	Xcel Energy, Inc.	303,811

	Total Utilities	10,540,434

	Total Common Stock (cost $258,117,250)	266,175,631

Shares	Collateral Held for Securities Loaned (0.9%)	Value
2,490,300	Thrivent Financial Securities Lending Trust	$2,490,300

	Total Collateral Held for Securities Loaned (cost $2,490,300)	2,490,300

Principal Amount	Short-Term Investments (1.1%)[c]	Value
	Federal National Mortgage Association Discount Notes
2,000,000	0.020%, 12/21/2011[d]	1,999,910
900,000	0.105%, 2/22/2012[d,e]	899,628

	Total Short-Term Investments (at amortized cost)	2,899,538

	Total Investments (cost $263,507,088) 100.6%	$271,565,469

	Other Assets and Liabilities, Net (0.6%)	(1,680,516)

	Total Net Assets 100.0%	$269,884,953

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At September 30, 2011, $899,628 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$62,234,526
Gross unrealized depreciation	(54,176,145)

Net unrealized appreciation (depreciation)	$8,058,381

Cost for federal income tax purposes	$263,507,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	28,523,442	28,523,442	–	–
Consumer Staples	31,083,060	31,083,060	–	–
Energy	30,999,196	30,999,196	–	–
Financials	35,860,356	35,860,356	–	–
Health Care	32,061,064	32,061,064	–	–
Industrials	27,399,870	27,399,870	–	–
Information Technology	51,942,599	51,942,599	–	–
Materials	9,049,552	9,049,552	–	–
Telecommunications Services	8,716,058	8,716,058	–	–
Utilities	10,540,434	10,540,434	–	–
Collateral Held for Securities Loaned	2,490,300	2,490,300	–	–
Short-Term Investments	2,899,538	–	2,899,538	–

Total	$271,565,469	$268,665,931	$2,899,538	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	193,486	193,486	–	–

Total Liability Derivatives	$193,486	$193,486	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	12	December 2011	$3,571,486	$3,378,000	($193,486)
Total Futures Contracts					($193,486)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$1,725,760	$29,198,418	$28,433,878	2,490,300	$2,490,300	$21,807
Total Value and Income Earned	1,725,760				2,490,300	21,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (81.2%)	Value
Consumer Discretionary (7.0%)
7,000	Arbitron, Inc.	$231,560
10,300	Best Buy Company, Inc.	239,990
14,600	Bridgepoint Education, Inc.[a]	254,624
3,800	Carnival plc ADR	117,002
5,200	Coach, Inc.	269,516
11,500	Comcast Corporation	240,350
5,900	DIRECTV[a]	249,275
43,100	Gap, Inc.	699,944
8,700	ITT Educational Services, Inc.[a]	500,946
3,000	McDonald’s Corporation	263,460
7,200	McGraw-Hill Companies, Inc.	295,200
1,200	Netflix, Inc.[a]	135,792
6,100	PetSmart, Inc.	260,165
4,600	Polaris Industries, Inc.	229,862
600	Starwood Hotels & Resorts Worldwide, Inc.	23,292
2,800	Strayer Education, Inc.	214,676
5,600	Target Corporation	274,624
4,900	Tim Hortons, Inc.	226,870
4,600	TJX Companies, Inc.	255,162
4,000	Toyota Motor Corporation ADR	273,040
5,100	Yum! Brands, Inc.	251,889

	Total Consumer Discretionary	5,507,239

Consumer Staples (9.0%)
4,000	Anheuser-Busch InBev NV ADR	211,920
9,700	Coca-Cola Company	655,332
4,300	Colgate-Palmolive Company	381,324
8,100	Companhia de Bebidas das Americas ADR	248,265
7,200	CVS Caremark Corporation	241,776
6,600	Dr. Pepper Snapple Group, Inc.	255,948
9,700	Herbalife, Ltd.	519,920
5,300	Mead Johnson Nutrition Company	364,799
4,100	PepsiCo, Inc.	253,790
21,600	Philip Morris International, Inc.	1,347,408
10,900	Procter & Gamble Company	688,662
8,100	Unilever plc ADR	252,639
6,900	Walgreen Company	226,941
27,300	Wal-Mart Stores, Inc.	1,416,870

	Total Consumer Staples	7,065,594

Energy (10.8%)
4,900	BP plc ADR	176,743
5,200	Cenovus Energy, Inc.	159,692
15,000	Chevron Corporation	1,387,800
700	CNOOC, Ltd. ADR	112,210
22,000	ConocoPhillips	1,393,040
3,600	Core Laboratories NV	323,388
8,600	CVR Energy, Inc.[a]	181,804
7,200	Enbridge, Inc.	229,896
19,600	Exxon Mobil Corporation	1,423,548
9,700	Marathon Oil Corporation	209,326
5,000	National Oilwell Varco, Inc.	256,100
8,600	Occidental Petroleum Corporation	614,900
5,900	Penn West Petroleum, Ltd.	87,143
2,300	PetroChina Company, Ltd. ADR	277,127
10,800	Petroleo Brasileiro SA PREF ADR	223,776
4,600	Royal Dutch Shell plc ADR	285,430
3,400	Royal Dutch Shell plc ADR, Class A	209,168

Shares	Common Stock (81.2%)	Value
Energy (10.8%) - continued
4,700	Suncor Energy, Inc. ADR	$119,568
4,400	Total SA ADR	193,028
15,000	Valero Energy Corporation	266,700
15,800	W&T Offshore, Inc.	217,408
13,900	Western Refining, Inc.[a]	173,194

	Total Energy	8,520,989

Financials (19.9%)
26,500	Aegon NV ADR[a]	107,325
30,800	Aflac, Inc.	1,076,460
700	Agree Realty Corporation	15,246
400	Alexandria Real Estate Equities, Inc.	24,556
1,400	American Campus Communities, Inc.	52,094
14,300	Annaly Capital Management, Inc.	237,809
1,000	Ashford Hospitality Trust	7,020
1,600	AvalonBay Communities, Inc.	182,480
10,400	Aviva plc ADR	97,240
41,900	Bank of America Corporation	256,428
8,700	Barclays plc ADR	85,086
3,500	Berkshire Hathaway, Inc.[a]	248,640
1,900	BioMed Realty Trust, Inc.	31,483
2,000	Boston Properties, Inc.	178,200
1,300	Brandywine Realty Trust	10,413
800	BRE Properties, Inc.	33,872
1,500	Brookfield Office Properties, Inc.	20,655
1,000	Camden Property Trust	55,260
1,000	CBL & Associates Properties, Inc.	11,360
4,300	China Life Insurance Company, Ltd. ADR	152,693
8,800	Citigroup, Inc.	225,456
300	Corporate Office Properties Trust	6,534
4,900	Credit Suisse Group ADR	128,576
400	CubeSmart	3,412
2,200	DCT Industrial Trust, Inc.	9,658
800	DDR Corporation	8,720
2,000	DiamondRock Hospitality Company	13,980
1,200	Digital Realty Trust, Inc.	66,192
700	Duke Realty Corporation	7,350
700	DuPont Fabros Technology, Inc.	13,783
100	EastGroup Properties, Inc.	3,814
1,400	Education Realty Trust, Inc.	12,026
200	Entertainment Properties Trust	7,796
1,500	Equity One, Inc.	23,790
3,200	Equity Residential	165,984
600	Essex Property Trust, Inc.	72,024
1,500	Federal Realty Investment Trust	123,615
700	First Industrial Realty Trust, Inc.[a]	5,600
700	Forest City Enterprises, Inc.[a]	7,462
2,900	Franklin Resources, Inc.	277,356
2,700	Franklin Street Properties Corporation	30,537
1,000	Getty Realty Corporation	14,420
1,000	Glimcher Realty Trust	7,080
1,500	Government Properties Income Trust	32,265
2,900	HCP, Inc.	101,674
400	Health Care REIT, Inc.	18,720
1,100	Highwoods Properties, Inc.	31,086
400	Hospitality Properties Trust	8,492
7,800	Host Hotels & Resorts, Inc.	85,332
5,600	HSBC Holdings plc ADR	213,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (81.2%)	Value
Financials (19.9%) - continued
17,800	ING Groep NV ADR[a]	$125,490
18,750	iShares Dow Jones U.S. Real Estate Index Fund ETF	948,188
14,300	iShares MSCI EAFE Index Fund	682,825
9,500	Itau Unibanco Holding SA ADR	147,440
38,000	KeyCorp	225,340
600	Kilroy Realty Corporation	18,780
4,400	Kimco Realty Corporation	66,132
1,700	Kite Realty Group Trust	6,222
1,200	LaSalle Hotel Properties	23,040
800	Lexington Realty Trust	5,232
1,800	Liberty Property Trust	52,398
500	LTC Properties, Inc.	12,660
1,100	Macerich Company	46,893
1,000	Mack-Cali Realty Corporation	26,750
8,800	Manulife Financial Corporation	99,704
700	Medical Properties Trust, Inc.	6,265
35,000	Mitsubishi UFJ Financial Group, Inc. ADR	155,750
8,200	Moody’s Corporation	249,690
15,600	Morgan Stanley	210,600
1,100	National Health Investors, Inc.	46,343
1,700	National Retail Properties, Inc.	45,679
700	Omega Healthcare Investors, Inc.	11,151
900	Post Properties, Inc.	31,266
400	Potlatch Corporation	12,608
10,300	Principal Financial Group, Inc.	233,501
4,278	Prologis, Inc.	103,741
400	PS Business Parks, Inc.	19,816
1,900	Public Storage, Inc.	211,565
500	Ramco-Gershenson Properties Trust	4,100
900	Rayonier, Inc. REIT	33,111
700	Realty Income Corporation	22,568
1,500	Regency Centers Corporation	52,995
143,000	Regions Financial Corporation	476,190
2,300	Senior Housing Property Trust	49,542
3,100	Simon Property Group, Inc.	340,938
1,100	SL Green Realty Corporation	63,965
100	Sovran Self Storage, Inc.	3,717
41,300	SPDR Dow Jones Wilshire International Real Estate ETF	1,323,665
13,750	Torchmark Corporation	479,325
3,200	Toronto-Dominion Bank	227,040
700	UDR, Inc.	15,498
400	Universal Health Realty Income Trust	13,444
300	Urstadt Biddle Properties, Inc.	4,791
26,500	Vanguard Dividend Appreciation Index Fund ETF	1,292,140
21,100	Vanguard FTSE All-World Ex-US Index Fund ETF	816,992
7,100	Vanguard MSCI Emerging Markets ETF	254,819
3,600	Vanguard REIT ETF	183,132
2,922	Ventas, Inc.	144,347
1,800	Vornado Realty Trust	134,316
200	Washington Real Estate Investment Trust	5,636
43,300	Wells Fargo & Company	1,044,396
1,800	Westpac Banking Corporation ADR	172,908

	Total Financials	15,594,722

Shares	Common Stock (81.2%)	Value
Health Care (8.1%)
4,900	Abbott Laboratories	$250,586
9,100	AmerisourceBergen Corporation	339,157
4,700	Amgen, Inc.	258,265
4,600	Baxter International, Inc.	258,244
12,400	Gilead Sciences, Inc.[a]	481,120
4,600	McKesson Corporation	334,420
38,300	Medtronic, Inc.	1,273,092
7,800	Merck & Company, Inc.	255,138
42,000	Momenta Pharmaceuticals, Inc.[a]	483,000
5,050	Novartis AG ADR	281,638
1,600	Novo Nordisk A/S ADR	159,232
78,600	Pfizer, Inc.	1,389,648
7,000	Sanofi ADR	229,600
8,600	UnitedHealth Group, Inc.	396,632

	Total Health Care	6,389,772

Industrials (5.3%)
3,100	3M Company	222,549
8,050	ABB, Ltd. ADR[a]	137,494
5,600	Acacia Research[a]	201,544
2,800	Caterpillar, Inc.	206,752
15,800	General Electric Company	240,792
14,100	Joy Global, Inc.	879,558
8,400	KBR, Inc.	198,492
6,700	Lockheed Martin Corporation	486,688
6,600	Sauer-Danfoss, Inc.[a]	190,740
2,000	Siemens AG ADR	179,580
30,300	Southwest Airlines Company	243,612
15,900	Textron, Inc.	280,476
2,800	Union Pacific Corporation	228,676
3,400	United Technologies Corporation	239,224
7,500	Verisk Analytics, Inc.[a]	260,775

	Total Industrials	4,196,952

Information Technology (10.4%)
7,100	Accenture plc	374,028
9,100	Altera Corporation	286,923
3,600	Apple, Inc.[a]	1,372,248
17,500	Cisco Systems, Inc.	271,075
17,100	Corning, Inc.	211,356
10,200	Hewlett-Packard Company	228,990
68,900	Intel Corporation	1,469,637
6,000	International Business Machines Corporation	1,050,180
48,600	Lender Processing Services, Inc.	665,334
56,300	Microsoft Corporation	1,401,307
19,500	Nokia OYJ ADR	110,370
12,000	Oracle Corporation	344,880
3,700	SAP AG ADR	187,294
18,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	205,740

	Total Information Technology	8,179,362

Materials (4.4%)
20,300	Alcoa, Inc.	194,271
3,600	Barrick Gold Corporation	167,940
4,500	BHP Billiton plc ADR	238,860
3,700	BHP Billiton, Ltd. ADR	245,828
1,900	CF Industries Holdings, Inc.	234,441
7,100	Domtar Corporation	484,007
7,700	Freeport-McMoRan Copper & Gold, Inc.	234,465

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

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Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (81.2%)	Value
Materials (4.4%) - continued
8,100	LyondellBasell Industries NV	$197,883
16,100	Mosaic Company	788,417
1,400	POSCO ADR	106,414
3,900	Rio Tinto plc ADR	171,912
9,500	Vale SA SP PREF ADR	199,500
2,800	Walter Energy, Inc.	168,028

	Total Materials	3,431,966

Telecommunications Services (3.2%)
8,700	America Movil SAB de CV ADR	192,096
22,500	AT&T, Inc.	641,700
6,300	China Mobile, Ltd. ADR	306,873
9,000	Nippon Telegraph & Telephone
	Corporation ADR	215,550
13,000	NTT DOCOMO, INC. ADR	237,380
9,200	Telefonica SA ADR	175,904
15,100	Verizon Communications, Inc.	555,680
6,300	Vodafone Group plc ADR	161,595

	Total Telecommunications Services	2,486,778

Utilities (3.1%)
21,600	Ameren Corporation	643,032
6,500	Entergy Corporation	430,885
4,100	National Grid plc ADR	203,360
11,700	Northeast Utilities	393,705
42,100	Questar Corporation	745,591

	Total Utilities	2,416,573

	Total Common Stock (cost $72,680,844)	63,789,947

Principal Amount	Long-Term Fixed Income (6.5%)	Value
Consumer Cyclical (0.5%)
	CVS Caremark Corporation
400,000	6.302%, 6/1/2037	387,000

	Total Consumer Cyclical	387,000

Energy (1.0%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	361,381
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	430,844

	Total Energy	792,225

Financials (4.6%)
	Aegon NV
500,000	3.169%, 7/29/2049[b,c]	232,925
	American International Group, Inc.
150,000	8.175%, 5/15/2058	132,375
	BAC Capital Trust VI
350,000	5.625%, 3/8/2035	250,622
	BBVA International Preferred SA Unipersonal
175,000	5.919%, 12/29/2049[c]	118,713
	ING Capital Funding Trust III
350,000	3.969%, 12/29/2049[b,c]	261,764
	J.P. Morgan Chase & Company
175,000	7.900%, 4/29/2049[c]	180,252

Principal Amount	Long-Term Fixed Income (6.5%)	Value
Financials (4.6%) - continued
	Liberty Mutual Group, Inc.
$350,000	10.750%, 6/15/2058[d]	$416,500
	MetLife Capital Trust IV
400,000	7.875%, 12/15/2037[d]	394,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	370,815
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042[b,c]	205,000
	Wells Fargo Capital XIII
275,000	7.700%, 12/29/2049[c]	275,000
	XL Group plc
475,000	6.500%, 12/29/2049[c]	372,875
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[d]	352,000

	Total Financials	3,562,841

Utilities (0.4%)
	Dominion Resources, Inc.
375,000	2.669%, 9/30/2066[b]	333,750

	Total Utilities	333,750

	Total Long-Term Fixed Income (cost $5,396,626)	5,075,816

Shares	Preferred Stock (1.1%)	Value
Financials (1.0%)
5,000	Bank of America Corporation[c]	110,450
9,500	Citigroup Capital XII, 8.500%	238,450
2,500	JPMorgan Chase Capital XXIX	62,650
300	SG Preferred Capital II, LLC, 6.302%[c,d]	282,469
3,000	U.S. Bancorp[c]	82,140

	Total Financials	776,159

Utilities (0.1%)
2,870	Xcel Energy, Inc.	79,470

	Total Utilities	79,470

	Total Preferred Stock (cost $883,882)	855,629

Principal Amount	Short-Term Investments (9.9%)[e]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.020%, 11/18/2011[f]	2,999,920
	Federal National Mortgage Association Discount Notes
4,000,000	0.020%, 11/10/2011[f]	3,999,911
800,000	0.104%, 2/22/2012[f,g]	799,671

	Total Short-Term Investments (at amortized cost)	7,799,502

	Total Investments (cost $86,760,854) 98.7%	$77,520,894

	Other Assets and Liabilities, Net 1.3%	1,003,633

	Total Net Assets 100.0%	$78,524,527

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

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Schedule of Investments as of September 30, 2011

(unaudited)

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $1,444,969 or 1.8% of total net assets.

e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At September 30, 2011, $799,671 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF		Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,031,802
Gross unrealized depreciation	(11,271,762)

Net unrealized appreciation (depreciation)	$(9,239,960)

Cost for federal income tax purposes	$86,760,854

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Equity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,507,239	5,507,239	–	–
Consumer Staples	7,065,594	7,065,594	–	–
Energy	8,520,989	8,520,989	–	–
Financials	15,594,722	15,594,722	–	–
Health Care	6,389,772	6,389,772	–	–
Industrials	4,196,952	4,196,952	–	–
Information Technology	8,179,362	8,179,362	–	–
Materials	3,431,966	3,431,966	–	–
Telecommunications Services	2,486,778	2,486,778	–	–
Utilities	2,416,573	2,416,573	–	–
Long-Term Fixed Income
Consumer Cyclical	387,000	–	387,000	–
Energy	792,225	–	792,225	–
Financials	3,562,841	–	3,562,841	–
Utilities	333,750	–	333,750	–
Preferred Stock
Financials	776,159	493,690	282,469	–
Utilities	79,470	79,470	–	–
Short-Term Investments	7,799,502	–	7,799,502	–

Total	$77,520,894	$64,363,107	$13,157,787	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	462,676	462,676	–	–

Total Liability Derivatives	$462,676	$462,676	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	144	December 2011	$8,569,876	$8,107,200	($462,676)
Total Futures Contracts					($462,676)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (61.0%)	Value
Consumer Discretionary (6.5%)
1,200	Abercrombie & Fitch Company	$73,872
4,900	Amazon.com, Inc.[a]	1,059,527
1,600	Apollo Group, Inc.[a]	63,376
700	AutoNation, Inc.[a]	22,946
400	AutoZone, Inc.[a]	127,676
3,400	Bed Bath & Beyond, Inc.[a]	194,854
4,075	Best Buy Company, Inc.	94,947
900	Big Lots, Inc.[a]	31,347
3,000	Cablevision Systems Corporation	47,190
3,200	CarMax, Inc.[a]	76,320
6,300	Carnival Corporation	190,890
9,262	CBS Corporation	188,760
500	Chipotle Mexican Grill, Inc.[a]	151,475
3,900	Coach, Inc.	202,137
37,665	Comcast Corporation	787,198
3,900	D.R. Horton, Inc.	35,256
1,900	Darden Restaurants, Inc.	81,225
800	DeVry, Inc.	29,568
10,100	DIRECTV[a]	426,725
3,700	Discovery Communications, Inc.[a]	139,194
2,700	Expedia, Inc.	69,525
1,700	Family Dollar Stores, Inc.	86,462
52,088	Ford Motor Company[a]	503,691
2,200	Fortune Brands, Inc.	118,976
3,300	Gannett Company, Inc.	31,449
4,800	Gap, Inc.	77,952
2,200	Genuine Parts Company	111,760
3,400	Goodyear Tire & Rubber Company[a]	34,306
4,100	H&R Block, Inc.	54,571
3,300	Harley-Davidson, Inc.	113,289
1,000	Harman International Industries, Inc.	28,580
1,700	Hasbro, Inc.	55,437
21,400	Home Depot, Inc.	703,418
4,000	International Game Technology	58,120
6,589	Interpublic Group of Companies, Inc.	47,441
2,000	J.C. Penney Company, Inc.	53,560
9,400	Johnson Controls, Inc.	247,878
3,800	Kohl’s Corporation	186,580
2,000	Leggett & Platt, Inc.	39,580
2,200	Lennar Corporation	29,788
3,462	Limited Brands, Inc.	133,322
17,300	Lowe’s Companies, Inc.	334,582
5,800	Macy’s, Inc.	152,656
3,863	Marriott International, Inc.	105,228
4,725	Mattel, Inc.	122,330
14,100	McDonald’s Corporation	1,238,262
4,100	McGraw-Hill Companies, Inc.	168,100
800	Netflix, Inc.[a]	90,528
3,926	Newell Rubbermaid, Inc.	46,602
31,300	News Corporation	484,211
5,200	NIKE, Inc.	444,652
2,300	Nordstrom, Inc.	105,064
3,900	Omnicom Group, Inc.	143,676
1,900	O’Reilly Automotive, Inc.[a]	126,597
600	Priceline.com, Inc.[a]	269,676
4,537	Pulte Group, Inc.[a]	17,921
900	Ralph Lauren Corporation	116,730
1,600	Ross Stores, Inc.	125,904
1,400	Scripps Networks Interactive	52,038
580	Sears Holdings Corporation[a,b]	33,362
1,300	Sherwin-Williams Company	96,616

Shares	Common Stock (61.0%)	Value
Consumer Discretionary (6.5%) - continued
800	Snap-On, Inc.	$35,520
9,700	Staples, Inc.	129,010
10,200	Starbucks Corporation	380,358
2,600	Starwood Hotels & Resorts Worldwide, Inc.	100,932
9,200	Target Corporation	451,168
1,800	Tiffany & Company[b]	109,476
4,380	Time Warner Cable, Inc.	274,495
14,316	Time Warner, Inc.	429,050
5,300	TJX Companies, Inc.	293,991
1,700	Urban Outfitters, Inc.[a]	37,944
1,200	VF Corporation	145,824
7,962	Viacom, Inc.	308,448
25,387	Walt Disney Company	765,672
120	Washington Post Company	39,236
958	Whirlpool Corporation	47,814
2,332	Wyndham Worldwide Corporation	66,485
1,100	Wynn Resorts, Ltd.	126,588
6,320	Yum! Brands, Inc.	312,145

	Total Consumer Discretionary	15,139,059

Consumer Staples (7.1%)
28,400	Altria Group, Inc.	761,404
9,241	Archer-Daniels-Midland Company	229,269
5,900	Avon Products, Inc.	115,640
1,425	Brown-Forman Corporation	99,949
2,500	Campbell Soup Company	80,925
1,900	Clorox Company	126,027
31,500	Coca-Cola Company	2,128,140
4,400	Coca-Cola Enterprises, Inc.	109,472
6,600	Colgate-Palmolive Company	585,288
5,700	ConAgra Foods, Inc.	138,054
2,500	Constellation Brands, Inc.[a]	45,000
6,000	Costco Wholesale Corporation	492,720
18,405	CVS Caremark Corporation	618,040
2,500	Dean Foods Company[a]	22,175
2,900	Dr. Pepper Snapple Group, Inc.	112,462
1,600	Estee Lauder Companies, Inc.	140,544
8,800	General Mills, Inc.	338,536
4,450	H.J. Heinz Company	224,636
2,200	Hershey Company	130,328
2,000	Hormel Foods Corporation	54,040
1,655	J.M. Smucker Company	120,633
3,500	Kellogg Company	186,165
5,380	Kimberly-Clark Corporation	382,034
24,160	Kraft Foods, Inc.	811,293
8,400	Kroger Company	184,464
1,900	Lorillard, Inc.	210,330
1,900	McCormick & Company, Inc.	87,704
2,722	Mead Johnson Nutrition Company	187,355
2,200	Molson Coors Brewing Company	87,142
21,697	PepsiCo, Inc.	1,343,044
24,100	Philip Morris International, Inc.	1,503,358
37,679	Procter & Gamble Company	2,380,559
4,700	Reynolds American, Inc.	176,156
4,800	Safeway, Inc.	79,824
8,100	Sara Lee Corporation	132,435
2,869	SUPERVALU, Inc.[b]	19,108
8,200	Sysco Corporation	212,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (61.0%)	Value
Consumer Staples (7.1%) - continued
4,000	Tyson Foods, Inc.	$69,440
12,400	Walgreen Company	407,836
24,100	Wal-Mart Stores, Inc.	1,250,790
2,200	Whole Foods Market, Inc.	143,682

	Total Consumer Staples	16,528,381

Energy (7.1%)
3,137	Alpha Natural Resources, Inc.[a]	55,494
6,736	Anadarko Petroleum Corporation	424,705
5,268	Apache Corporation	422,704
5,961	Baker Hughes, Inc.	275,160
1,500	Cabot Oil & Gas Corporation	92,865
3,300	Cameron International Corporation[a]	137,082
9,000	Chesapeake Energy Corporation	229,950
27,474	Chevron Corporation	2,541,895
18,782	ConocoPhillips	1,189,276
3,100	Consol Energy, Inc.	105,183
5,600	Denbury Resources, Inc.[a]	64,400
5,700	Devon Energy Corporation	316,008
1,000	Diamond Offshore Drilling, Inc.[b]	54,740
10,486	El Paso Corporation	183,295
3,600	EOG Resources, Inc.	255,636
2,100	EQT Corporation	112,056
66,634	Exxon Mobil Corporation	4,839,627
3,300	FMC Technologies, Inc.[a]	124,080
12,600	Halliburton Company	384,552
1,500	Helmerich & Payne, Inc.	60,900
4,200	Hess Corporation	220,332
9,722	Marathon Oil Corporation	209,801
4,961	Marathon Petroleum Corporation	134,245
2,700	Murphy Oil Corporation	119,232
4,000	Nabors Industries, Ltd.[a]	49,040
5,800	National Oilwell Varco, Inc.	297,076
1,900	Newfield Exploration Company[a]	75,411
3,400	Noble Corporation[a]	99,790
2,500	Noble Energy, Inc.	177,000
11,100	Occidental Petroleum Corporation	793,650
3,800	Peabody Energy Corporation	128,744
1,700	Pioneer Natural Resources Company	111,809
2,500	QEP Resources, Inc.	67,675
2,200	Range Resources Corporation	128,612
1,800	Rowan Companies, Inc.[a]	54,342
18,425	Schlumberger, Ltd.	1,100,525
4,700	Southwestern Energy Company[a]	156,651
9,021	Spectra Energy Corporation	221,285
1,500	Sunoco, Inc.	46,515
2,000	Tesoro Corporation[a]	38,940
7,900	Valero Energy Corporation	140,462
8,100	Williams Companies, Inc.	197,154

	Total Energy	16,437,899

Financials (8.3%)
4,700	ACE, Ltd.	284,820
6,500	Aflac, Inc.	227,175
7,096	Allstate Corporation	168,104
14,200	American Express Company	637,580
5,920	American International Group, Inc.[a]	129,944
1,238	American International Group, Inc. Warrants, $45.00, expires 1/20/2021[a,b]	7,577

Shares	Common Stock (61.0%)	Value
Financials (8.3%) - continued
3,340	Ameriprise Financial, Inc.	$131,462
4,550	Aon Corporation	191,009
1,654	Apartment Investment & Management Company	36,586
1,200	Assurant, Inc.	42,960
1,353	AvalonBay Communities, Inc.	154,310
139,054	Bank of America Corporation	851,010
16,901	Bank of New York Mellon Corporation	314,190
9,500	BB&T Corporation	202,635
24,050	Berkshire Hathaway, Inc.[a]	1,708,512
1,400	BlackRock, Inc.	207,214
2,100	Boston Properties, Inc.	187,110
6,265	Capital One Financial Corporation	248,282
4,400	CB Richard Ellis Group, Inc.[a]	59,224
14,825	Charles Schwab Corporation	167,078
4,000	Chubb Corporation	239,960
2,251	Cincinnati Financial Corporation[b]	59,269
40,038	Citigroup, Inc.	1,025,774
900	CME Group, Inc.	221,760
2,700	Comerica, Inc.	62,019
7,495	Discover Financial Services	171,935
3,430	E*TRADE Financial Corporation[a]	31,247
4,100	Equity Residential	212,667
1,200	Federated Investors, Inc.[b]	21,036
12,616	Fifth Third Bancorp	127,422
3,544	First Horizon National Corporation	21,122
2,000	Franklin Resources, Inc.	191,280
6,700	Genworth Financial, Inc.[a]	38,458
6,900	Goldman Sachs Group, Inc.	652,395
6,200	Hartford Financial Services Group, Inc.	100,068
5,500	HCP, Inc.	192,830
2,400	Health Care REIT, Inc.	112,320
9,647	Host Hotels & Resorts, Inc.	105,538
7,200	Hudson City Bancorp, Inc.	40,752
11,816	Huntington Bancshares, Inc.	56,717
1,100	IntercontinentalExchange, Inc.[a]	130,086
6,200	Invesco, Ltd.	96,162
53,424	J.P. Morgan Chase & Company	1,609,131
2,500	Janus Capital Group, Inc.	15,000
13,000	KeyCorp	77,090
5,600	Kimco Realty Corporation	84,168
1,800	Legg Mason, Inc.	46,278
2,800	Leucadia National Corporation	63,504
4,311	Lincoln National Corporation	67,381
4,300	Loews Corporation	148,565
1,800	M&T Bank Corporation	125,820
7,500	Marsh & McLennan Companies, Inc.	199,050
14,416	MetLife, Inc.	403,792
2,800	Moody’s Corporation	85,260
20,290	Morgan Stanley	273,915
1,800	NASDAQ OMX Group, Inc.[a]	41,652
3,400	Northern Trust Corporation	118,932
3,600	NYSE Euronext	83,664
5,200	People’s United Financial, Inc.	59,280
2,200	Plum Creek Timber Company, Inc.	76,362
7,220	PNC Financial Services Group, Inc.	347,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (61.0%)	Value
Financials (8.3%) - continued
4,400	Principal Financial Group, Inc.	$99,748
8,800	Progressive Corporation	156,288
6,281	Prologis, Inc.	152,314
6,700	Prudential Financial, Inc.	313,962
2,000	Public Storage, Inc.	222,700
17,200	Regions Financial Corporation	57,276
3,953	Simon Property Group, Inc.	434,751
7,100	SLM Corporation	88,395
6,900	State Street Corporation	221,904
7,300	SunTrust Banks, Inc.	131,035
3,600	T. Rowe Price Group, Inc.	171,972
1,500	Torchmark Corporation	52,290
5,825	Travelers Companies, Inc.	283,852
26,321	U.S. Bancorp	619,596
4,258	Unum Group	89,248
4,000	Ventas, Inc.	197,600
2,570	Vornado Realty Trust	191,773
72,382	Wells Fargo & Company	1,745,854
4,600	XL Group plc	86,480
2,500	Zions Bancorporation	35,175

	Total Financials	19,146,588

Health Care (7.3%)
21,300	Abbott Laboratories	1,089,282
5,156	Aetna, Inc.	187,421
4,200	Allergan, Inc.	345,996
3,700	AmerisourceBergen Corporation	137,899
12,652	Amgen, Inc.	695,227
7,700	Baxter International, Inc.	432,278
3,000	Becton, Dickinson and Company	219,960
3,230	Biogen Idec, Inc.[a]	300,875
20,950	Boston Scientific Corporation[a]	123,814
23,405	Bristol-Myers Squibb Company	734,449
1,200	C.R. Bard, Inc.	105,048
4,775	Cardinal Health, Inc.	199,977
3,087	CareFusion Corporation[a]	73,934
6,200	Celgene Corporation[a]	383,904
1,100	Cephalon, Inc.[a]	88,770
2,000	Cerner Corporation[a]	137,040
3,800	CIGNA Corporation	159,372
2,050	Coventry Health Care, Inc.[a]	59,061
6,700	Covidien plc	295,470
1,300	DaVita, Inc.[a]	81,471
2,000	DENTSPLY International, Inc.	61,380
1,600	Edwards Lifesciences Corporation[a]	114,048
13,900	Eli Lilly and Company	513,883
6,700	Express Scripts, Inc.[a]	248,369
3,800	Forest Laboratories, Inc.[a]	117,002
10,500	Gilead Sciences, Inc.[a]	407,400
2,330	Hospira, Inc.[a]	86,210
2,300	Humana, Inc.	167,279
500	Intuitive Surgical, Inc.[a]	182,140
37,606	Johnson & Johnson	2,395,878
1,400	Laboratory Corporation of America Holdings[a]	110,670
2,437	Life Technologies Corporation[a]	93,654
3,480	McKesson Corporation	252,996
5,210	Medco Health Solutions, Inc.[a]	244,297
14,400	Medtronic, Inc.	478,656
42,227	Merck & Company, Inc.	1,381,245
5,900	Mylan, Inc.[a]	100,300
1,300	Patterson Companies, Inc.	37,219
1,600	PerkinElmer, Inc.	30,736

Shares	Common Stock (61.0%)	Value
Health Care (7.3%) - continued
107,055	Pfizer, Inc.	$1,892,732
2,200	Quest Diagnostics, Inc.	108,592
4,580	St. Jude Medical, Inc.	165,750
4,600	Stryker Corporation	216,798
6,450	Tenet Healthcare Corporation[a]	26,638
5,300	Thermo Fisher Scientific, Inc.[a]	268,392
14,700	UnitedHealth Group, Inc.	677,964
1,700	Varian Medical Systems, Inc.[a]	88,672
1,300	Waters Corporation[a]	98,137
1,800	Watson Pharmaceuticals, Inc.[a]	122,850
4,900	WellPoint, Inc.	319,872
2,690	Zimmer Holdings, Inc.[a]	143,915

	Total Health Care	17,004,922

Industrials (6.3%)
9,700	3M Company	696,363
1,400	Avery Dennison Corporation	35,112
10,128	Boeing Company	612,845
2,300	C.H. Robinson Worldwide, Inc.	157,481
8,800	Caterpillar, Inc.	649,792
1,600	Cintas Corporation	45,024
15,100	CSX Corporation	281,917
2,600	Cummins, Inc.	212,316
7,900	Danaher Corporation	331,326
5,600	Deere & Company	361,592
2,600	Dover Corporation	121,160
600	Dun & Bradstreet Corporation	36,756
4,700	Eaton Corporation	166,850
10,200	Emerson Electric Company	421,362
1,700	Equifax, Inc.	52,258
3,000	Expeditors International of Washington, Inc.	121,650
4,100	Fastenal Company[b]	136,448
4,440	FedEx Corporation	300,499
900	First Solar, Inc.[a]	56,889
800	Flowserve Corporation	59,200
2,400	Fluor Corporation	111,720
5,000	General Dynamics Corporation	284,450
145,400	General Electric Company	2,215,896
1,700	Goodrich Corporation	205,156
10,737	Honeywell International, Inc.	471,462
6,700	Illinois Tool Works, Inc.	278,720
4,500	Ingersoll-Rand plc	126,405
2,800	Iron Mountain, Inc.	88,536
2,500	ITT Corporation	105,000
1,700	Jacobs Engineering Group, Inc.[a]	54,893
1,500	Joy Global, Inc.	93,570
1,400	L-3 Communications Holdings, Inc.	86,758
3,700	Lockheed Martin Corporation	268,768
4,900	Masco Corporation	34,888
4,800	Norfolk Southern Corporation	292,896
3,906	Northrop Grumman Corporation	203,737
4,950	PACCAR, Inc.	167,409
1,600	Pall Corporation	67,840
2,150	Parker Hannifin Corporation	135,730
2,700	Pitney Bowes, Inc.[b]	50,760
1,900	Precision Castparts Corporation	295,374
2,900	Quanta Services, Inc.[a]	54,491
2,500	R.R. Donnelley & Sons Company	35,300
4,800	Raytheon Company	196,176
4,405	Republic Services, Inc.	123,604
2,000	Robert Half International, Inc.	42,440
2,000	Rockwell Automation, Inc.	112,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (61.0%)	Value
Industrials (6.3%) - continued
2,100	Rockwell Collins, Inc.	$110,796
1,400	Roper Industries, Inc.	96,474
700	Ryder System, Inc.	26,257
10,980	Southwest Airlines Company	88,279
2,400	Stanley Black & Decker, Inc.	117,840
1,200	Stericycle, Inc.[a]	96,864
3,800	Textron, Inc.	67,032
6,300	Tyco International, Ltd.	256,725
6,600	Union Pacific Corporation	539,022
13,400	United Parcel Service, Inc.	846,210
12,400	United Technologies Corporation	872,464
900	W.W. Grainger, Inc.	134,586
6,430	Waste Management, Inc.	209,361

	Total Industrials	14,522,729

Information Technology (11.9%)
8,800	Accenture plc	463,584
6,800	Adobe Systems, Inc.[a]	164,356
7,900	Advanced Micro Devices, Inc.[a]	40,132
4,863	Agilent Technologies, Inc.[a]	151,969
2,600	Akamai Technologies, Inc.[a]	51,688
4,500	Altera Corporation	141,885
2,400	Amphenol Corporation	97,848
4,200	Analog Devices, Inc.	131,250
12,700	Apple, Inc.[a]	4,840,986
18,000	Applied Materials, Inc.	186,300
3,200	Autodesk, Inc.[a]	88,896
6,800	Automatic Data Processing, Inc.	320,620
2,500	BMC Software, Inc.[a]	96,400
6,550	Broadcom Corporation[a]	218,049
5,275	CA, Inc.	102,388
75,400	Cisco Systems, Inc.	1,167,946
2,600	Citrix Systems, Inc.[a]	141,778
4,200	Cognizant Technology Solutions Corporation[a]	263,340
2,200	Computer Sciences Corporation	59,070
3,100	Compuware Corporation[a]	23,746
21,500	Corning, Inc.	265,740
21,200	Dell, Inc.[a]	299,980
15,700	eBay, Inc.[a]	462,993
4,600	Electronic Arts, Inc.[a]	94,070
28,324	EMC Corporation[a]	594,521
1,100	F5 Networks, Inc.[a]	78,155
3,500	Fidelity National Information Services, Inc.	85,120
1,950	Fiserv, Inc.[a]	99,001
2,200	FLIR Systems, Inc.	55,110
2,000	GameStop Corporation[a]	46,200
3,400	Google, Inc.[a]	1,748,892
1,700	Harris Corporation	58,089
28,461	Hewlett-Packard Company	638,949
72,000	Intel Corporation	1,535,760
16,300	International Business Machines Corporation	2,852,989
4,200	Intuit, Inc.[a]	199,248
2,600	Jabil Circuit, Inc.	46,254
3,100	JDS Uniphase Corporation[a]	30,907
7,300	Juniper Networks, Inc.[a]	125,998
2,300	KLA-Tencor Corporation	88,044
1,100	Lexmark International, Inc.[a]	29,733
3,100	Linear Technology Corporation	85,715
7,900	LSI Corporation[a]	40,922
1,400	MasterCard, Inc.	444,024
3,100	MEMC Electronic Materials, Inc.[a]	16,244

Shares	Common Stock (61.0%)	Value
Information Technology (11.9%) - continued
2,700	Microchip Technology, Inc.[b]	$83,997
13,700	Micron Technology, Inc.[a]	69,048
102,300	Microsoft Corporation	2,546,247
1,950	Molex, Inc.[b]	39,722
1,800	Monster Worldwide, Inc.[a]	12,924
3,577	Motorola Mobility Holdings, Inc.[a]	135,139
4,117	Motorola Solutions, Inc.	172,502
5,000	NetApp, Inc.[a]	169,700
1,000	Novellus Systems, Inc.[a]	27,260
8,250	NVIDIA Corporation[a]	103,125
54,159	Oracle Corporation	1,556,530
4,450	Paychex, Inc.	117,346
23,000	QUALCOMM, Inc.	1,118,490
2,700	Red Hat, Inc.[a]	114,102
3,800	SAIC, Inc.[a]	44,878
1,800	Salesforce.com, Inc.[a]	205,704
3,200	SanDisk Corporation[a]	129,120
10,372	Symantec Corporation[a]	169,064
5,000	Tellabs, Inc.	21,450
2,400	Teradata Corporation[a]	128,472
2,600	Teradyne, Inc.[a]	28,626
15,800	Texas Instruments, Inc.	421,070
2,300	Total System Services, Inc.	38,939
2,300	VeriSign, Inc.	65,803
7,000	Visa, Inc.	600,040
3,300	Western Digital Corporation[a]	84,876
8,662	Western Union Company	132,442
19,283	Xerox Corporation	134,403
3,700	Xilinx, Inc.	101,528
17,300	Yahoo!, Inc.[a]	227,668

	Total Information Technology	27,575,104

Materials (2.1%)
3,000	Air Products and Chemicals, Inc.	229,110
900	Airgas, Inc.	57,438
1,500	AK Steel Holding Corporation	9,810
14,664	Alcoa, Inc.	140,335
1,481	Allegheny Technologies, Inc.	54,782
2,300	Ball Corporation	71,346
1,400	Bemis Company, Inc.	41,034
900	CF Industries Holdings, Inc.	111,051
2,000	Cliffs Natural Resources, Inc.	102,340
16,177	Dow Chemical Company	363,335
12,719	E.I. du Pont de Nemours and Company	508,378
1,000	Eastman Chemical Company	68,530
3,200	Ecolab, Inc.[b]	156,448
1,000	FMC Corporation	69,160
12,988	Freeport-McMoRan Copper & Gold, Inc.	395,485
1,200	International Flavors & Fragrances, Inc.	67,464
6,021	International Paper Company	139,988
2,380	MeadWestvaco Corporation	58,453
7,266	Monsanto Company	436,251
3,800	Mosaic Company	186,086
6,717	Newmont Mining Corporation	422,499
4,300	Nucor Corporation	136,052
2,200	Owens-Illinois, Inc.[a]	33,264
2,200	PPG Industries, Inc.	155,452
4,200	Praxair, Inc.	392,616
2,128	Sealed Air Corporation	35,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (61.0%)	Value
Materials (2.1%) - continued
1,700	Sigma-Aldrich Corporation	$105,043
1,200	Titanium Metals Corporation	17,976
1,900	United States Steel Corporation[b]	41,819
1,700	Vulcan Materials Company[b]	46,852
7,340	Weyerhaeuser Company	114,137

	Total Materials	4,768,072

Telecommunications Services (2.0%)
5,500	American Tower Corporation[a]	295,900
81,279	AT&T, Inc.	2,318,077
8,394	CenturyLink, Inc.	278,009
13,610	Frontier Communications Corporation[b]	83,157
4,100	MetroPCS Communications, Inc.[a]	35,711
41,069	Sprint Nextel Corporation[a]	124,850
38,770	Verizon Communications, Inc.	1,426,736
7,017	Windstream Corporation[b]	81,818

	Total Telecommunications Services	4,644,258

Utilities (2.4%)
9,000	AES Corporation[a]	87,840
3,300	Ameren Corporation	98,241
6,640	American Electric Power Company, Inc.	252,453
5,924	CenterPoint Energy, Inc.	116,229
3,400	CMS Energy Corporation	67,286
4,100	Consolidated Edison, Inc.	233,782
2,800	Constellation Energy Group, Inc.	106,568
7,730	Dominion Resources, Inc.	392,452
2,400	DTE Energy Company	117,648
18,242	Duke Energy Corporation	364,658
4,400	Edison International, Inc.	168,300
2,400	Entergy Corporation	159,096
9,074	Exelon Corporation	386,643
5,667	FirstEnergy Corporation	254,505
1,107	Integrys Energy Group, Inc.	53,822
5,700	NextEra Energy, Inc.	307,914
700	Nicor, Inc.	38,507
3,934	NiSource, Inc.	84,109
2,500	Northeast Utilities	84,125
3,300	NRG Energy, Inc.[a]	69,993
1,500	ONEOK, Inc.	99,060
3,100	Pepco Holdings, Inc.	58,652
5,500	PG&E Corporation	232,705
1,500	Pinnacle West Capital Corporation	64,410
7,900	PPL Corporation	225,466
3,991	Progress Energy, Inc.	206,415
6,900	Public Service Enterprise Group, Inc.	230,253
1,500	SCANA Corporation	60,675
3,387	Sempra Energy	174,430
11,700	Southern Company	495,729
2,900	TECO Energy, Inc.	49,677
3,300	Wisconsin Energy Corporation	103,257
6,710	Xcel Energy, Inc.	165,670

	Total Utilities	5,610,570

	Total Common Stock (cost $136,559,896)	141,377,582

Principal Amount	Long-Term Fixed Income (39.1%)	Value
Asset-Backed Securities (1.6%)
	Countrywide Asset-Backed Certificates
$323,322	5.549%, 8/25/2021[c]	$281,958
	Countrywide Home Loans, Inc.
483,333	6.085%, 6/25/2021[c]	320,777
	Credit Based Asset Servicing and Securitization, LLC
313,218	5.501%, 12/25/2036	222,048
	First Horizon ABS Trust
466,697	0.365%, 10/25/2026[c,d]	337,362
825,472	0.395%, 10/25/2034[c,d]	514,320
	GMAC Mortgage Corporation Loan Trust
1,274,036	0.415%, 8/25/2035[c,d]	789,079
776,407	0.415%, 12/25/2036[c,d]	475,598
	IndyMac Seconds Asset-Backed Trust
394,617	0.405%, 10/25/2036[c,d]	73,585
	Wachovia Asset Securitization, Inc.
961,439	0.375%, 7/25/2037[c,d,e]	683,023

	Total Asset-Backed Securities	3,697,750

Basic Materials (0.1%)
	Alcoa, Inc.
250,000	5.400%, 4/15/2021	242,256

	Total Basic Materials	242,256

Capital Goods (0.3%)
	Boeing Capital Corporation
225,000	2.125%, 8/15/2016	227,672
	Danaher Corporation
225,000	2.300%, 6/23/2016	230,494
	United Technologies Corporation
225,000	6.050%, 6/1/2036	285,280

	Total Capital Goods	743,446

Collateralized Mortgage Obligations (0.4%)
	Bear Stearns Mortgage Funding Trust
210,320	0.514%, 8/25/2036[d]	59,620
	Merrill Lynch Mortgage Investors, Inc.
830,376	2.618%, 6/25/2035	682,512
	Thornburg Mortgage Securities Trust
324,469	0.345%, 11/25/2046[d]	322,866

	Total Collateralized Mortgage Obligations	1,064,998

Commercial Mortgage-Backed Securities (3.4%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.801%, 6/10/2049	630,975
	Bear Stearns Commercial Mortgage Securities, Inc.
1,692,872	0.379%, 3/15/2022[d,e]	1,654,641
	Commercial Mortgage Pass- Through Certificates
2,000,000	0.359%, 12/15/2020[d,e]	1,894,102
750,000	5.306%, 12/10/2046	787,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (39.1%)	Value
Commercial Mortgage-Backed Securities (3.4%) - continued
	Credit Suisse Mortgage Capital Certificates
$907,183	0.399%, 10/15/2021[d,f]	$839,301
700,000	5.467%, 9/15/2039	719,980
	General Electric Commercial Mortgage Corporation
134,893	4.641%, 3/10/2040	137,891
	GS Mortgage Securities Corporation II
1,000,000	1.317%, 3/6/2020[d,f]	993,160
	Morgan Stanley Capital I
225,000	3.224%, 7/15/2049[g]	228,022

	Total Commercial Mortgage-Backed Securities	7,885,234

Communications Services (0.8%)
	AT&T, Inc.
200,000	6.400%, 5/15/2038	232,127
	CBS Corporation
200,000	7.875%, 9/1/2023	252,595
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	131,497
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[f]	257,881
	News America, Inc.
225,000	6.400%, 12/15/2035	243,648
	Telecom Italia Capital SA
550,000	5.250%, 11/15/2013	537,611
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	243,307

	Total Communications Services	1,898,666

Consumer Cyclical (0.7%)
	Harley-Davidson Financial Services, Inc.
250,000	3.875%, 3/15/2016[f]	257,270
	University of Southern California
150,000	5.250%, 10/1/2111	168,415
	Wal-Mart Stores, Inc.
450,000	7.550%, 2/15/2030	642,296
	Walt Disney Company
500,000	5.625%, 9/15/2016	587,546

	Total Consumer Cyclical	1,655,527

Consumer Non-Cyclical (1.0%)
	AmerisourceBergen Corporation
300,000	4.875%, 11/15/2019	336,368
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	263,061
	Colgate-Palmolive Company
250,000	1.250%, 5/1/2014	252,871
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	268,114
	Kellogg Company
400,000	4.250%, 3/6/2013	418,078
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	257,825
	Wyeth
450,000	6.000%, 2/15/2036	554,607

	Total Consumer Non-Cyclical	2,350,924

Principal Amount	Long-Term Fixed Income (39.1%)	Value
Energy (0.6%)
	BP Capital Markets plc
$250,000	4.742%, 3/11/2021	$274,379
	Cameron International Corporation
100,000	4.500%, 6/1/2021	104,965
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	335,791
	Kinder Morgan Energy Partners, LP
200,000	4.150%, 3/1/2022[b]	197,525
	Petrobras International Finance Company
175,000	5.375%, 1/27/2021	176,925
	Petro-Canada
200,000	6.800%, 5/15/2038	241,865

	Total Energy	1,331,450

Financials (3.3%)
	BAC Capital Trust XI
225,000	6.625%, 5/23/2036	169,246
	Barclays Bank plc
200,000	5.000%, 9/22/2016	200,449
	Bear Stearns Companies, LLC
250,000	4.650%, 7/2/2018	262,218
	BNP Paribas SA
900,000	5.186%, 6/29/2049[f,h]	621,000
	Capital One Financial Corporation
225,000	2.125%, 7/15/2014	222,758
	Chubb Corporation
400,000	6.500%, 5/15/2038	495,952
	Citigroup, Inc.
250,000	1.176%, 4/1/2014[d]	239,319
	Cooperative Centrale Raiffeisen- Boerenleenbank BA
150,000	4.750%, 1/15/2020[f]	164,179
	Danske Bank AS
250,000	3.875%, 4/14/2016[f]	241,697
	Fifth Third Bancorp
175,000	3.625%, 1/25/2016	177,907
	FUEL Trust
100,000	4.207%, 4/15/2016[f]	99,628
200,000	3.984%, 6/15/2016[f]	195,828
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	230,618
	HCP, Inc.
175,000	3.750%, 2/1/2016	172,944
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	312,870
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	199,976
	ING Bank NV
250,000	4.000%, 3/15/2016[f]	251,534
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	251,031
	Landwirtschaftliche Rentenbank
750,000	1.875%, 9/17/2018	746,502
	Lloyds TSB Bank plc
150,000	5.800%, 1/13/2020[f]	142,628
	Marsh & McLennan Companies, Inc.
225,000	4.800%, 7/15/2021	235,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (39.1%)	Value
Financials (3.3%) - continued
	Merrill Lynch & Company, Inc.
$450,000	5.000%, 2/3/2014	$441,006
	MetLife, Inc.
150,000	5.000%, 6/15/2015	164,328
	Northern Trust Corporation
250,000	3.450%, 11/4/2020	256,316
	Preferred Term Securities XXIII, Ltd.
1,085,624	0.547%, 12/22/2036[d,e]	531,956
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	218,253
	Wachovia Bank NA
425,000	4.875%, 2/1/2015	447,414
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013	500

	Total Financials	7,693,960

Foreign Government (1.8%)
	Bank Nederlandse Gemeenten NV
500,000	4.375%, 2/16/2021[f]	563,228
	Chile Government International Bond
150,000	3.875%, 8/5/2020	156,375
	Finland Government International Bond
250,000	2.250%, 3/17/2016[f]	262,133
	Italy Government International Bond
750,000	4.375%, 6/15/2013	752,036
300,000	5.375%, 6/12/2017	295,394
	Newfoundland Government Notes
500,000	8.650%, 10/22/2022	738,656
	Province of British Columbia
375,000	2.650%, 9/22/2021	379,688
	Province of New Brunswick
250,000	2.750%, 6/15/2018	261,418
	Quebec Government Notes
600,000	4.875%, 5/5/2014[b]	660,794

	Total Foreign Government	4,069,722

Mortgage-Backed Securities (10.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,294	6.000%, 5/1/2012	1,404
890	7.000%, 8/1/2012	916
2,658	6.500%, 11/1/2012	2,729
13,251	6.000%, 2/1/2014	14,372
25,880	5.500%, 4/1/2014	27,998
5,665	6.000%, 4/1/2014	6,144
13,323	6.000%, 4/1/2014	14,451
12,910	6.500%, 6/1/2014	13,701
10,478	7.500%, 9/1/2014	11,300
380,587	5.500%, 12/1/2017	412,445
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
15,299	6.500%, 4/1/2024	17,021
24,204	9.000%, 11/1/2024	29,554
1,399	9.000%, 4/1/2025	1,711
2,034	7.000%, 9/1/2025	2,331
1,617	8.500%, 9/1/2025	1,937

Principal Amount	Long-Term Fixed Income (39.1%)	Value
Mortgage-Backed Securities (10.9%) - continued
$737	6.500%, 5/1/2026	$837
9,451	6.000%, 7/1/2026	10,495
1,211	7.500%, 7/1/2026	1,404
2,225	8.000%, 11/1/2026	2,634
2,127	7.500%, 1/1/2027	2,464
4,137	6.500%, 2/1/2027	4,695
5,685	7.000%, 2/1/2027	6,536
17,869	8.000%, 3/1/2027	21,158
3,925	7.500%, 4/1/2027	4,557
10,455	8.000%, 6/1/2027	12,401
3,016	8.500%, 7/1/2027	3,630
4,295	7.000%, 9/1/2027	4,938
7,162	8.000%, 10/1/2027	8,495
6,262	7.500%, 11/1/2027	7,269
3,188	7.500%, 12/1/2027	3,700
21,463	6.500%, 6/1/2028	24,357
10,630	7.000%, 10/1/2028	12,240
58,776	6.500%, 11/1/2028	66,701
36,532	6.000%, 3/1/2029	40,525
18,455	6.500%, 4/1/2029	20,944
32,796	6.000%, 5/1/2029	36,380
36,556	7.000%, 5/1/2029	42,154
13,710	6.500%, 7/1/2029	15,559
18,413	6.500%, 8/1/2029	20,895
6,380	7.000%, 9/1/2029	7,357
6,944	7.000%, 10/1/2029	8,007
6,605	7.500%, 11/1/2029	7,690
8,652	7.000%, 1/1/2030	9,990
14,642	7.500%, 1/1/2030	17,072
6,020	8.000%, 8/1/2030	7,136
21,684	6.000%, 3/1/2031	24,053
84,998	6.000%, 6/1/2031	94,287
79,217	6.000%, 1/1/2032	87,874
6,000,000	5.000%, 10/1/2041[g]	6,433,128
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,471	6.500%, 5/1/2012	1,511
880	6.500%, 7/1/2012	904
3,418	7.000%, 10/1/2012	3,521
1,032	6.500%, 6/1/2013	1,078
11,932	6.000%, 11/1/2013	12,943
32,109	5.500%, 12/1/2013	34,821
16,561	6.000%, 12/1/2013	17,965
3,391	7.500%, 4/1/2015	3,729
4,400,000	3.000%, 10/1/2026[g]	4,532,686
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,177	10.500%, 8/1/2020	4,846
5,280	9.500%, 4/1/2025	6,354
990	7.500%, 9/1/2025	1,146
1,751	8.500%, 11/1/2025	2,051
4,718	6.500%, 2/1/2026	5,347
3,032	7.000%, 3/1/2026	3,476
4,021	6.500%, 4/1/2026	4,557
1,471	8.500%, 5/1/2026	1,727
1,664	7.500%, 7/1/2026	1,932
10,452	7.500%, 8/1/2026	12,135
1,749	8.000%, 8/1/2026	2,043
5,744	7.000%, 11/1/2026	6,584
1,964	8.000%, 11/1/2026	2,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (39.1%)	Value
Mortgage-Backed Securities (10.9%) - continued
$610	7.500%, 12/1/2026	$708
857	7.500%, 2/1/2027	995
3,480	7.000%, 3/1/2027	3,989
4,660	7.500%, 5/1/2027	5,423
7,843	6.500%, 7/1/2027	8,884
1,150	7.500%, 8/1/2027	1,338
26,197	8.000%, 9/1/2027	30,580
5,154	7.000%, 10/1/2027	5,919
3,853	8.000%, 12/1/2027	4,498
10,584	6.500%, 2/1/2028	11,989
5,850	7.000%, 2/1/2028	6,719
59,866	6.500%, 7/1/2028	67,814
29,278	7.000%, 8/1/2028	33,683
15,733	6.500%, 11/1/2028	17,822
32,745	6.500%, 11/1/2028	37,092
1,936	7.000%, 11/1/2028	2,227
49,469	6.000%, 12/1/2028	54,945
22,881	7.000%, 12/1/2028	26,324
26,209	6.000%, 3/1/2029	29,110
31,078	6.500%, 6/1/2029	35,204
35,477	6.000%, 7/1/2029	39,404
2,001	6.500%, 7/1/2029	2,267
40,309	7.500%, 8/1/2029	47,078
25,130	6.000%, 11/1/2029	27,912
27,407	7.000%, 11/1/2029	31,551
15,289	7.000%, 11/1/2029	17,601
12,200	8.500%, 4/1/2030	14,364
8,401	7.500%, 8/1/2030	9,826
65,918	6.500%, 7/1/2031	74,339
27,546	6.500%, 10/1/2031	31,066
32,653	6.500%, 12/1/2031	36,825
40,642	6.500%, 5/1/2032	45,732
222,308	6.500%, 7/1/2032	250,154
6,650,000	4.500%, 10/1/2041[g]	7,054,194
3,500,000	5.500%, 10/1/2041[g]	3,798,046
	Government National Mortgage Association 15-Yr. Pass Through
756	7.000%, 4/15/2012	779
17,070	6.000%, 7/15/2014	18,642
	Government National Mortgage Association 30-Yr. Pass Through
4,407	9.500%, 1/15/2025	5,353
2,604	7.500%, 8/15/2025	3,036
12,156	7.000%, 1/15/2026	14,096
10,149	7.000%, 1/15/2026	11,768
10,686	7.000%, 4/15/2026	12,392
12,518	6.000%, 5/15/2026	14,041
12,745	7.000%, 6/15/2026	14,779
6,688	8.500%, 6/15/2026	8,054
2,419	8.500%, 7/15/2026	2,913
11,182	8.000%, 9/15/2026	13,199
3,560	7.500%, 10/15/2026	4,153
2,036	8.000%, 11/15/2026	2,403
1,595	8.500%, 11/15/2026	1,921
2,128	9.000%, 12/15/2026	2,572
15,130	7.500%, 4/15/2027	17,687
5,136	8.000%, 6/20/2027	6,060
480	8.000%, 8/15/2027	568
54,981	6.500%, 10/15/2027	63,582
16,633	7.000%, 10/15/2027	19,332

Principal Amount	Long-Term Fixed Income (39.1%)	Value
Mortgage-Backed Securities (10.9%) - continued
$1,172	7.000%, 11/15/2027	$1,362
22,603	7.000%, 11/15/2027	26,270
65,172	7.000%, 7/15/2028	75,896
16,010	7.500%, 7/15/2028	18,751
42,910	6.500%, 9/15/2028	49,622
49,098	6.000%, 12/15/2028	55,176
26,996	6.500%, 1/15/2029	31,219
180,988	6.500%, 3/15/2029	209,300
27,202	6.500%, 4/15/2029	31,457
18,279	7.000%, 4/15/2029	21,324
50,360	6.000%, 6/15/2029	56,594
42,353	7.000%, 6/15/2029	49,409
10,524	8.000%, 5/15/2030	12,516
32,217	7.000%, 9/15/2031	37,773
39,418	6.500%, 2/15/2032	45,585

	Total Mortgage-Backed Securities	25,118,433

Technology (0.4%)
	Hewlett-Packard Company
100,000	4.300%, 6/1/2021	100,956
	International Business Machines Corporation
500,000	7.500%, 6/15/2013	553,653
	Xerox Corporation
200,000	4.500%, 5/15/2021	200,023

	Total Technology	854,632

Transportation (0.1%)
	Delta Air Lines, Inc.
147,852	4.950%, 11/23/2019[b]	145,264

	Total Transportation	145,264

U.S. Government and Agencies (12.8%)
	Federal Home Loan Mortgage Corporation
2,000,000	0.375%, 10/30/2013	1,996,904
1,500,000	5.125%, 11/17/2017	1,804,976
	Federal National Mortgage Association
1,500,000	5.625%, 4/17/2028	1,949,072
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,499,783
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	192,130
	U.S. Treasury Bonds
1,900,000	4.375%, 5/15/2041	2,454,572
	U.S. Treasury Notes
1,000,000	0.375%, 8/31/2012	1,001,836
5,000,000	0.125%, 8/31/2013	4,987,695
5,250,000	2.375%, 8/31/2014	5,544,903
1,400,000	1.250%, 10/31/2015	1,429,641
900,000	2.000%, 1/31/2016	946,265
1,000,000	2.625%, 2/29/2016	1,078,516
1,500,000	3.000%, 2/28/2017	1,652,578
1,000,000	2.250%, 11/30/2017	1,059,531
300,000	2.750%, 2/28/2018	326,930
1,000,000	2.375%, 6/30/2018	1,063,750
750,000	1.500%, 8/31/2018	753,633

	Total U.S. Government and Agencies	29,742,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (39.1%)	Value
U.S. Municipals (0.1%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
$150,000	v5.720%, 12/1/2038	$182,302

	Total U.S. Municipals	182,302

Utilities (0.8%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	269,524
	Oncor Electric Delivery Company
425,000	6.375%, 1/15/2015	485,904
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	261,614
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	384,412
	Southern California Edison Company
225,000	5.000%, 1/15/2014	244,320
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	287,746

	Total Utilities	1,933,520

	Total Long-Term Fixed Income (cost $90,132,755)	90,610,799

Shares	Collateral Held for Securities Loaned (0.9%)	Value
2,028,242	Thrivent Financial Securities Lending Trust	2,028,242

	Total Collateral Held for Securities Loaned (cost $2,028,242)	2,028,242

Principal Amount	Short-Term Investments (8.9%)[j]	Value
	Federal Home Loan Bank Discount Notes
15,000,000	0.025%, 11/18/2011[j]	14,999,500
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.035%, 11/14/2011[j]	4,999,786
	Federal National Mortgage Association Discount Notes
650,000	0.105%, 2/22/2012[j,k]	649,732

	Total Short-Term Investments (at amortized cost)	20,649,018

	Total Investments (cost $249,369,911) 109.9%	$254,665,641

	Other Assets and Liabilities, Net (9.9%)	(23,017,646)

	Total Net Assets 100.0%	$231,647,995

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,692,872
Commercial Mortgage Pass- Through Certificates	10/18/2006	$2,000,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	$1,085,624
Wachovia Asset Securitization, Inc.	3/16/2007	$961,439

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $5,020,964 or 2.2% of total net assets.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At September 30, 2011, $649,731 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$53,127,615
Gross unrealized depreciation	(47,831,885)

Net unrealized appreciation (depreciation)	$5,295,730

Cost for federal income tax purposes	$249,369,911

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Balanced Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	15,139,059	15,139,059	–	–
Consumer Staples	16,528,381	16,528,381	–	–
Energy	16,437,899	16,437,899	–	–
Financials	19,146,588	19,146,588	–	–
Health Care	17,004,922	17,004,922	–	–
Industrials	14,522,729	14,522,729	–	–
Information Technology	27,575,104	27,575,104	–	–
Materials	4,768,072	4,768,072	–	–
Telecommunications Services	4,644,258	4,644,258	–	–
Utilities	5,610,570	5,610,570	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,697,750	–	3,697,750	–
Basic Materials	242,256	–	242,256	–
Capital Goods	743,446	–	743,446	–
Collateralized Mortgage Obligations	1,064,998	–	1,064,998	–
Commercial Mortgage-Backed
Securities	7,885,234	–	7,885,234	–
Communications Services	1,898,666	–	1,898,666	–
Consumer Cyclical	1,655,527	–	1,655,527	–
Consumer Non-Cyclical	2,350,924	–	2,350,924	–
Energy	1,331,450	–	1,331,450	–
Financials	7,693,960	–	7,162,004	531,956
Foreign Government	4,069,722	–	4,069,722	–
Mortgage-Backed Securities	25,118,433	–	25,118,433	–
Technology	854,632	–	854,632	–
Transportation	145,264	–	145,264	–
U.S. Government and Agencies	29,742,715	–	29,742,715	–
U.S. Municipals	182,302	–	182,302	–
Utilities	1,933,520	–	1,933,520	–
Collateral Held for Securities Loaned	2,028,242	2,028,242	–	–
Short-Term Investments	20,649,018	–	20,649,018	–

Total	$254,665,641	$143,405,824	$110,727,861	$531,956

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	376,464	376,464	–	–

Total Liability Derivatives	$376,464	$376,464	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Balanced Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income
Asset-Backed Securities	821,946	–	(4,434)	–	(134,489)	–	(683,023)	–
Financials	615,298	–	3,029	–	(86,371)	–	–	531,956

Total	$1,437,244	$–	($1,405)	$–	($220,860)	$–	($683,023)	$531,956

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on September 30, 2011 of ($37,997).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	25	December 2011	$7,413,964	$7,037,500	($376,464)
Total Futures Contracts					($376,464)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$962,860	$55,986,068	$54,920,686	2,028,242	$2,028,242	$12,798
Total Value and Income Earned	962,860				2,028,242	12,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

High Yield Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Financials (0.5%)
	Nuveen Investments, Inc., Term Loan
$3,605,000	12.500%, 7/31/2015	$3,683,877

	Total Financials	3,683,877

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.235%, 3/26/2018	3,458,444

	Total Technology	3,458,444

Utilities (0.9%)
	Texas Competitive Electric Holdings, LLC, Term Loan
10,708,562	4.750%, 10/10/2017	7,126,227

	Total Utilities	7,126,227

	Total Bank Loans (cost $17,168,893)	14,268,548

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Asset-Backed Securities (0.6%)
	J.P. Morgan Mortgage Acquisition Corporation
2,600,000	5.461%, 10/25/2036	1,978,254
	Renaissance Home Equity Loan Trust
2,659,059	5.746%, 5/25/2036	1,546,735
1,800,000	6.011%, 5/25/2036	810,556

	Total Asset-Backed Securities	4,335,545

Basic Materials (7.1%)
	AbitibiBowater, Inc.
3,690,000	10.250%, 10/15/2018[b]	3,856,050
	APERAM
1,570,000	7.750%, 4/1/2018[b]	1,365,900
	Arch Coal, Inc.
2,100,000	7.000%, 6/15/2019[b]	1,995,000
1,650,000	7.250%, 10/1/2020	1,584,000
1,050,000	7.250%, 6/15/2021[b]	1,010,625
	Cascades, Inc.
1,000,000	7.750%, 12/15/2017	950,000
	CONSOL Energy, Inc.
1,900,000	8.000%, 4/1/2017	1,985,500
2,770,000	8.250%, 4/1/2020	2,915,425
	FMG Resources Property, Ltd.
2,630,000	7.000%, 11/1/2015[b]	2,445,900
2,630,000	6.875%, 2/1/2018[b,c]	2,314,400
	Graphic Packaging International, Inc.
800,000	9.500%, 6/15/2017	856,000
1,600,000	7.875%, 10/1/2018	1,640,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
5,090,000	8.875%, 2/1/2018	4,199,250
3,150,000	9.000%, 11/15/2020	2,307,375
	Lyondell Chemical Company
2,104,000	8.000%, 11/1/2017[b]	2,267,060
2,696,790	11.000%, 5/1/2018	2,912,533
	Midwest Vanadium Pty., Ltd.
2,630,000	11.500%, 2/15/2018[b]	2,077,700

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Basic Materials (7.1%) - continued
	NOVA Chemicals Corporation
$5,610,000	8.625%, 11/1/2019	$6,072,825
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	3,871,000
	Ryerson Holding Corporation
4,770,000	Zero Coupon, 2/1/2015	2,051,100
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015	2,300,000
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018	1,632,000

	Total Basic Materials	52,609,643

Capital Goods (8.0%)
	Associated Materials, LLC
4,800,000	9.125%, 11/1/2017[c]	3,888,000
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020[c]	3,878,100
	Case New Holland, Inc.
5,300,000	7.875%, 12/1/2017	5,644,500
	Cemex SAB de CV
2,610,000	5.369%, 9/30/2015[b,d]	1,566,000
5,130,000	9.000%, 1/11/2018[b,c]	3,475,575
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,359,500
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,650,000
	Graham Packaging Company, LP/GPC Capital Corporation I
2,550,000	8.250%, 1/1/2017[c]	2,565,937
1,060,000	8.250%, 10/1/2018	1,065,300
	Liberty Tire Recycling
2,660,000	11.000%, 10/1/2016[b]	2,713,200
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020[c]	4,280,650
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018[b]	2,923,000
3,140,000	8.500%, 4/15/2021[b,c]	2,527,700
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,556,750
	Packaging Dynamics Corporation
790,000	8.750%, 2/1/2016[b]	774,200
	Plastipak Holdings, Inc.
2,995,000	8.500%, 12/15/2015[b]	2,965,050
500,000	10.625%, 8/15/2019[b]	520,000
	RBS Global, Inc./Rexnord Corporation
4,520,000	8.500%, 5/1/2018	4,327,900
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019[b]	1,343,000
2,630,000	8.250%, 2/15/2021[b]	2,077,700
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	2,698,800
	Sealed Air Corporation
1,650,000	8.375%, 9/15/2021[b]	1,666,500

	Total Capital Goods	59,467,362

Communications Services (14.4%)
	AMC Networks, Inc.
5,310,000	7.750%, 7/15/2021[b]	5,442,750
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,250,000
2,110,000	7.000%, 1/15/2019	2,046,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

High Yield Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Communications Services (14.4%) - continued
	Clear Channel Worldwide Holdings, Inc.
$6,450,000	9.250%, 12/15/2017	$6,595,125
	Cricket Communications, Inc.
2,100,000	7.750%, 10/15/2020[b]	1,806,000
5,620,000	7.750%, 10/15/2020[c]	4,889,400
	CSC Holdings, Inc.
3,450,000	8.500%, 6/15/2015	3,631,125
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[b]	3,957,400
	Dish DBS Corporation
4,200,000	6.750%, 6/1/2021[b]	4,011,000
	EH Holding Corporation
4,850,000	6.500%, 6/15/2019[b]	4,668,125
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017	3,094,300
	GCI, Inc.
4,200,000	6.750%, 6/1/2021	3,958,500
	Intelsat Bermuda, Ltd.
5,700,000	11.250%, 2/4/2017	4,944,750
	Intelsat Jackson Holdings SA
4,520,000	7.250%, 10/15/2020[b]	4,169,700
	Intelsat Luxembourg SA
10,177,153	11.500%, 2/4/2017	8,752,352
790,000	11.500%, 2/4/2017[b]	679,400
	Level 3 Escrow, Inc.
2,120,000	8.125%, 7/1/2019[b,c]	1,873,550
	Level 3 Financing, Inc.
1,060,000	8.750%, 2/15/2017	976,525
	Nielsen Finance, LLC/Nielsen Finance Company
2,800,000	7.750%, 10/15/2018	2,856,000
	NII Capital Corporation
5,330,000	8.875%, 12/15/2019	5,556,525
2,090,000	7.625%, 4/1/2021	2,074,325
	Quebecor Media, Inc.
3,790,000	7.750%, 3/15/2016	3,780,525
	Satmex Escrow SA de CV
5,230,000	9.500%, 5/15/2017[b]	5,046,950
	TW Telecom Holdings, Inc.
2,400,000	8.000%, 3/1/2018	2,496,000
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[b]	4,500,000
	Videotron Ltee
2,290,000	9.125%, 4/15/2018	2,496,100
	VimpelCom Holdings BV
2,640,000	7.504%, 3/1/2022[b]	2,125,200
	Virgin Media Finance plc
1,790,000	8.375%, 10/15/2019	1,901,875
	XM Satellite Radio, Inc.
3,680,000	7.625%, 11/1/2018[b]	3,716,800

	Total Communications Services	106,297,002

Consumer Cyclical (16.3%)
	American Axle & Manufacturing, Inc.
2,150,000	5.250%, 2/11/2014	2,021,000
2,130,000	7.875%, 3/1/2017[c]	2,002,200
	Beazer Homes USA, Inc.
3,200,000	6.875%, 7/15/2015	2,160,000

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Consumer Cyclical (16.3%) - continued
$2,630,000	9.125%, 5/15/2019[c]	$1,670,050
	Bon-Ton Department Stores, Inc.
2,120,000	10.250%, 3/15/2014[c]	1,696,000
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019[b]	3,102,500
	Caesars Entertainment Operating Company, Inc.
4,000,000	10.000%, 12/15/2018[c]	2,380,000
	Chrysler Group, LLC
3,870,000	8.000%, 6/15/2019[b,c]	3,018,600
4,320,000	8.250%, 6/15/2021[b]	3,326,400
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
2,510,000	10.125%, 3/1/2012	1,938,975
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018	4,168,500
	Eldorado Resorts, LLC
2,100,000	8.625%, 6/15/2019[b]	1,790,250
	FireKeepers Development Authority
3,030,000	13.875%, 5/1/2015[b]	3,423,900
	Ford Motor Credit Company, LLC
5,320,000	7.000%, 4/15/2015	5,586,000
2,650,000	5.875%, 8/2/2021[c]	2,635,910
	Gaylord Entertainment Company
5,060,000	6.750%, 11/15/2014[c]	4,958,800
	Lear Corporation
2,200,000	7.875%, 3/15/2018	2,266,000
2,200,000	8.125%, 3/15/2020	2,310,000
	Levi Strauss & Company
2,630,000	7.625%, 5/15/2020[c]	2,445,900
	Limited Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,581,775
	Marina District Finance Company, Inc.
4,760,000	9.500%, 10/15/2015[c]	4,295,900
530,000	9.875%, 8/15/2018[c]	442,550
	NCL Corporation, Ltd.
2,170,000	11.750%, 11/15/2016	2,441,250
4,470,000	9.500%, 11/15/2018[b]	4,514,700
	Peninsula Gaming, LLC
2,170,000	8.375%, 8/15/2015	2,159,150
4,520,000	10.750%, 8/15/2017	4,361,800
	Pittsburgh Glass Works, LLC
1,700,000	8.500%, 4/15/2016[b]	1,564,000
	Realogy Corporation
2,980,000	11.500%, 4/15/2017[c]	1,981,700
	Realogy Corporation, Convertible
1,570,000	11.000%, 4/15/2018[b]	1,224,600
	Rite Aid Corporation
2,870,000	7.500%, 3/1/2017	2,740,850
2,060,000	9.500%, 6/15/2017	1,627,400
	ROC Finance, LLC
4,780,000	12.125%, 9/1/2018[b]	4,827,800
	Sears Holdings Corporation
3,200,000	6.625%, 10/15/2018	2,640,000
	Seminole Indian Tribe of Florida
5,540,000	7.804%, 10/1/2020[b]	5,512,300
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,184,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

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Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Consumer Cyclical (16.3%) - continued
	Seven Seas Cruises S de RL, LLC
$4,210,000	9.125%, 5/15/2019[b]	$4,167,900
	Shingle Springs Tribal Gaming Authority
5,950,000	9.375%, 6/15/2015[e]	3,480,750
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[e]	4,772,981
	West Corporation
4,650,000	8.625%, 10/1/2018	4,522,125
3,940,000	7.875%, 1/15/2019	3,703,600
	WMG Acquisition Corporation
530,000	9.500%, 6/15/2016[b]	536,625
2,650,000	11.500%, 10/1/2018[b]	2,438,000

	Total Consumer Cyclical	120,622,741

Consumer Non-Cyclical (12.0%)
	Biomet, Inc.
2,090,000	10.375%, 10/15/2017	2,142,250
3,400,000	11.625%, 10/15/2017	3,527,500
	Blue Merger Sub, Inc.
1,300,000	7.625%, 2/15/2019[b]	1,098,500
	Capella Healthcare, Inc.
3,960,000	9.250%, 7/1/2017[b]	3,762,000
	CDRT Merger Sub, Inc.
4,320,000	8.125%, 6/1/2019[b]	3,996,000
	Community Health Systems, Inc.
5,390,000	8.875%, 7/15/2015[c]	5,295,675
	Diversey, Inc.
1,580,000	8.250%, 11/15/2019	1,884,150
	DJO Finance, LLC/DJO Finance Corporation
2,700,000	9.750%, 10/15/2017[b]	2,254,500
1,730,000	7.750%, 4/15/2018[b]	1,479,150
	Endo Pharmaceuticals Holdings, Inc.
790,000	7.000%, 7/15/2019[b]	792,963
2,640,000	7.250%, 1/15/2022[b]	2,646,600
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[b,c]	2,699,900
	Giant Funding Corporation
3,850,000	8.250%, 2/1/2018[b]	3,850,000
	HCA, Inc.
2,710,000	8.500%, 4/15/2019	2,872,600
4,270,000	7.250%, 9/15/2020	4,312,700
5,180,000	7.500%, 2/15/2022	4,778,550
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,676,000
	Jarden Corporation
1,070,000	7.500%, 1/15/2020	1,082,037
	JBS Finance II, Ltd.
5,050,000	8.250%, 1/29/2018[e]	4,166,250
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,370,500
	Libbey Glass, Inc.
749,000	10.000%, 2/15/2015	784,578
	Michael Foods, Inc.
4,240,000	9.750%, 7/15/2018	4,377,800
	Mylan, Inc.
3,210,000	7.875%, 7/15/2020[b]	3,354,450

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Consumer Non-Cyclical (12.0%) - continued
	Revlon Consumer Products Corporation
$3,730,000	9.750%, 11/15/2015	$3,907,175
	Select Medical Corporation
1,625,000	7.625%, 2/1/2015	1,407,656
3,100,000	6.267%, 9/15/2015[c,d]	2,526,500
	Spectrum Brands Holdings, Inc.
3,700,000	9.500%, 6/15/2018	3,940,500
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,167,900
	Tenet Healthcare Corporation
1,780,000	8.875%, 7/1/2019	1,882,350
	Visant Corporation
4,890,000	10.000%, 10/1/2017	4,523,250

	Total Consumer Non-Cyclical	88,559,984

Energy (12.4%)
	Chesapeake Energy Corporation
3,190,000	6.875%, 8/15/2018	3,285,700
	Citgo Petroleum Corporation
3,550,000	11.500%, 7/1/2017[e]	4,011,500
	Coffeyville Resources, LLC
1,584,000	9.000%, 4/1/2015[b]	1,663,200
3,600,000	10.875%, 4/1/2017[b]	4,014,000
	Concho Resources, Inc.
5,240,000	6.500%, 1/15/2022	5,161,400
	Connacher Oil and Gas, Ltd.
4,720,000	8.500%, 8/1/2019[b]	3,634,400
	Denbury Resources, Inc.
800,000	9.750%, 3/1/2016	864,000
428,000	8.250%, 2/15/2020	449,400
1,710,000	6.375%, 8/15/2021	1,658,700
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017	2,057,250
1,580,000	7.750%, 6/15/2019	1,429,900
	Forest Oil Corporation
4,130,000	7.250%, 6/15/2019	4,068,050
	Harvest Operations Corporation
5,290,000	6.875%, 10/1/2017[b]	5,290,000
	Helix Energy Solutions Group, Inc.
4,000,000	9.500%, 1/15/2016[b]	4,060,000
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,317,500
2,195,000	7.750%, 2/1/2021	2,195,000
	McJunkin Red Man Corporation
3,230,000	9.500%, 12/15/2016	2,955,450
	Newfield Exploration Company
3,900,000	6.625%, 4/15/2016	3,939,000
2,660,000	5.750%, 1/30/2022	2,630,075
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019[b]	2,589,900
	Petrohawk Energy Corporation
3,190,000	7.250%, 8/15/2018	3,644,575
	Pioneer Natural Resources Company
3,200,000	7.500%, 1/15/2020	3,591,895
	Plains Exploration & Production Company
1,670,000	7.750%, 6/15/2015	1,720,100
4,270,000	10.000%, 3/1/2016	4,632,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

High Yield Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Energy (12.4%) - continued
	Precision Drilling Corporation
$2,450,000	6.625%, 11/15/2020	$2,388,750
1,060,000	6.500%, 12/15/2021[b]	1,044,100
	QEP Resources, Inc.
3,670,000	6.875%, 3/1/2021	3,835,150
	SandRidge Energy, Inc.
3,680,000	8.000%, 6/1/2018[b]	3,459,200
	SESI, LLC
1,700,000	6.375%, 5/1/2019[b]	1,640,500
	Southwestern Energy Company
2,950,000	7.500%, 2/1/2018	3,341,500
	United Refining Company
4,710,000	10.500%, 2/28/2018	4,427,400

	Total Energy	92,000,545

Financials (7.6%)
	Ally Financial, Inc.
2,080,000	7.500%, 12/31/2013	2,111,200
2,650,000	8.000%, 3/15/2020	2,452,893
5,590,000	7.500%, 9/15/2020[c]	5,058,950
	Aviv Healthcare Properties, LP
3,160,000	7.750%, 2/15/2019	2,978,300
	Bank of America Corporation
3,660,000	8.125%, 12/29/2049[c,f]	3,111,549
	CIT Group, Inc.
2,870,000	5.250%, 4/1/2014[b]	2,776,725
7,400,000	7.000%, 5/1/2017	7,178,000
	Community Choice Financial, Inc.
2,620,000	10.750%, 5/1/2019[b]	2,541,400
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,379,282
	General Motors Financial Company, Inc.
1,310,000	6.750%, 6/1/2018[b,c]	1,283,800
	Harbinger Group, Inc.
790,000	10.625%, 11/15/2015[b]	770,250
2,100,000	10.625%, 11/15/2015[c]	2,047,500
	Icahn Enterprises, LP
4,730,000	7.750%, 1/15/2016	4,724,087
5,780,000	8.000%, 1/15/2018	5,758,325
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,233,125
1,950,000	8.750%, 3/15/2017[c]	1,959,750
1,600,000	8.875%, 9/1/2017	1,608,000
	Nuveen Investments, Inc.
2,630,000	10.500%, 11/15/2015[b]	2,399,875
	Speedy Cash, Inc.
2,100,000	10.750%, 5/15/2018[b]	2,115,750

	Total Financials	56,488,761

Technology (4.8%)
	Advanced Micro Devices, Inc.
3,200,000	8.125%, 12/15/2017	3,200,000
930,000	7.750%, 8/1/2020[c]	911,400
	Amkor Technology, Inc.
10,480,000	6.625%, 12/1/2011[b,c]	9,379,600
	Equinix, Inc.
3,770,000	8.125%, 3/1/2018	3,967,925
1,050,000	7.000%, 7/15/2021	1,046,063

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Technology (4.8%) - continued
	First Data Corporation
$2,090,000	11.250%, 3/31/2016[c]	$1,410,750
1,850,000	12.625%, 1/15/2021[b]	1,369,000
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[c]	1,909,550
4,530,000	10.750%, 8/1/2020[c]	4,530,000
	NXP BV/NXP Funding, LLC
2,660,000	9.750%, 8/1/2018[b]	2,779,700
	Seagate HDD Cayman
3,140,000	7.750%, 12/15/2018[b]	3,077,200
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[b]	1,995,000

	Total Technology	35,576,188

Transportation (3.3%)
	American Petroleum Tankers, LLC
1,204,000	10.250%, 5/1/2015	1,188,950
	CMA CGM SA
4,710,000	8.500%, 4/15/2017[b]	1,907,550
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[b]	2,880,000
	Delta Air Lines, Inc.
1,410,000	9.500%, 9/15/2014[b]	1,452,300
	Hertz Corporation
5,750,000	6.750%, 4/15/2019	5,218,125
	Navios Maritime Acquisition Corporation
2,360,000	8.625%, 11/1/2017	1,964,700
	Navios Maritime Holdings, Inc.
1,330,000	8.875%, 11/1/2017	1,296,750
3,270,000	8.125%, 2/15/2019[b,c]	2,730,450
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,360,000	9.250%, 4/15/2019[b]	1,186,600
	United Air Lines, Inc.
2,045,487	9.750%, 1/15/2017	2,209,126
	United Maritime Group, LLC/United Maritime Group Finance Corporation
2,140,000	11.750%, 6/15/2015[c]	2,161,400

	Total Transportation	24,195,951

Utilities (3.6%)
	AES Corporation
5,900,000	7.375%, 7/1/2021[b,c]	5,575,500
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,595,005
	Crosstex Energy/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	3,823,250
	Holly Energy Partners, LP
2,130,000	8.250%, 3/15/2018	2,225,850
	Inergy, LP
5,060,000	7.000%, 10/1/2018	4,756,400
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,780,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

High Yield Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Ficxed Income (90.1%)	Value
Utilities (3.6%) - continued
	Targa Resources Partners, LP
$3,460,000	7.875%, 10/15/2018	$3,494,600

	Total Utilities	26,250,705

	Total Long-Term Fixed Income (cost $703,304,370)	666,404,427

Shares	Preferred Stock (1.2%)	Value
Financials (1.2%)
62,690	Ally Financial, Inc.[f]	1,093,941
3,381	Ally Financial, Inc.[b,f]	2,264,108
104,852	Citigroup Capital XII, 8.500%	2,631,785
26,500	Citigroup, Inc., Convertible, 7.500%	2,110,195
45,250	GMAC Capital Trust I, 8.125%	825,812

	Total Financials	8,925,841

	Total Preferred Stock (cost $10,388,578)	8,925,841

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[g,h]	0

	Total Consumer Discretionary	0

	Total Common Stock (cost $6,270,446)	0

Shares	Collateral Held for Securities Loaned (11.0%)	Value
81,215,425	Thrivent Financial Securities Lending Trust	81,215,425

	Total Collateral Held for Securities Loaned (cost $81,215,425)	81,215,425

Principal Amount	Short-Term Investments (4.9%)[i]	Value
	Federal Home Loan Bank Discount Notes
6,000,000	0.010%, 10/26/2011[j]	5,999,958
1,470,000	0.025%, 11/16/2011[j]	1,469,953
19,000,000	0.024%, 11/18/2011[j]	18,999,407
3,000,000	0.020%, 11/23/2011[j]	2,999,912
	Federal Home Loan Mortgage Corporation Discount Notes
6,000,000	0.020%, 11/28/2011[j]	5,999,807
	Federal National Mortgage Association Discount Notes
700,000	0.094%, 2/22/2012[j,k,l]	699,737

	Total Short-Term Investments (at amortized cost)	36,168,774

	Total Investments (cost $854,516,486) 109.1%	$806,983,015

	Other Assets and Liabilities, Net (9.1%)	(67,034,064)

	Total Net Assets 100.0%	$739,948,951

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $223,143,181 or 30.2% of total net assets.

c	All or a portion of the security is on loan.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Citgo Petroleum Corporation	6/18/2010	$3,508,181
JBS Finance II, Ltd.	7/22/2010	$4,981,017
Shingle Springs Tribal Gaming Authority	6/22/2007	$5,777,338
Tunica-Biloxi Gaming Authority	11/8/2005	$4,749,779

f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Security is fair valued.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At September 30, 2011, $199,925 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At September 30, 2011, $499,812 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$12,388,267
Gross unrealized depreciation	(59,921,738)

Net unrealized appreciation (depreciation)	$(47,533,471)

Cost for federal income tax purposes	$854,516,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

High Yield Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Financials	3,683,877	–	3,683,877	–
Technology	3,458,444	–	3,458,444	–
Utilities	7,126,227	–	7,126,227	–
Long-Term Fixed Income
Asset-Backed Securities	4,335,545	–	4,335,545	–
Basic Materials	52,609,643	–	52,609,643	–
Capital Goods	59,467,362	–	59,467,362	–
Communications Services	106,297,002	–	106,297,002	–
Consumer Cyclical	120,622,741	–	120,622,741	–
Consumer Non-Cyclical	88,559,984	–	88,559,984	–
Energy	92,000,545	–	92,000,545	–
Financials	56,488,761	–	56,488,761	–
Technology	35,576,188	–	35,576,188	–
Transportation	24,195,951	–	24,195,951	–
Utilities	26,250,705	–	26,250,705	–
Preferred Stock
Financials	8,925,841	6,661,733	2,264,108	–
Common Stock
Consumer Discretionary	–	–	–	–
Collateral Held for Securities Loaned	81,215,425	81,215,425	–	–
Short-Term Investments	36,168,774	–	36,168,774	–

Total	$806,983,015	$87,877,158	$719,105,857	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	124,643	124,643	–	–

Total Asset Derivatives	$124,643	$124,643	$–	$–

Liability Derivatives
Credit Default Swaps	241,522	–	241,522	–

Total Liability Derivatives	$241,522	$–	$241,522	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income Transportation	2,517,314	–	(164,706)	–	(143,482)	–	(2,209,126)	–
Common Stock
Consumer Discretionary ^	–	–	–	–	–	–	–	–
Materials	–	(47,568)	47,568	–	–	–	–	–

Total	$2,517,314	($47,568)	($117,138)	$–	($143,482)	$–	($2,209,126)	$–

^	Securities in these sections are fair valued at $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

High Yield Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
EURO Foreign Exchange Currency Future	(15)	December 2011	($2,639,955)	($2,515,312)	$124,643
Total Futures Contracts					$124,643

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 16, 5 Year, at 5.00%; Bank of America	Sell	6/20/2016	$8,000,000	$499,359	($740,881)	($241,522)
Total Credit Default Swaps					($740,881)	($241,522)

1

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$58,703,553	$264,693,685	$242,181,813	81,215,425	$81,215,425	$181,195
Total Value and Income Earned	58,703,553				81,215,425	181,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Communications Services (0.4%)
	Cumulus Media Holdings, Inc., Term Loan
$525,000	5.750%, 9/16/2018	$493,663

	Total Communications Services	493,663

Consumer Cyclical (0.4%)
	Chrysler Group, LLC, Term Loan
525,000	4.750%, 5/24/2017[b,c]	456,377

	Total Consumer Cyclical	456,377

Consumer Non-Cyclical (0.4%)
	Visant Corporation, Term Loan
523,681	5.250%, 12/22/2016	476,843

	Total Consumer Non-Cyclical	476,843

Financials (0.9%)
	Nuveen Investments, Inc., Term Loan
525,000	5.819%, 5/13/2017	484,837
	Springleaf Financial Funding Company, Term Loan
525,000	5.500%, 5/10/2017	453,600

	Total Financials	938,437

Technology (1.3%)
	First Data Corporation Extended, Term Loan
525,000	4.235%, 3/26/2018	424,158
	Freescale Semiconductor, Term Loan
525,000	4.250%, 12/1/2016[b,c]	479,498
	Intelsat Jackson Holdings SA, Term Loan
525,000	5.250%, 4/2/2018	500,063

	Total Technology	1,403,719

Transportation (0.5%)
	Delta Air Lines, Inc., Term Loan
525,000	4.250%, 4/20/2017[b,c]	494,156

	Total Transportation	494,156

Utilities (0.4%)
	Calpine Corporation, Term Loan
525,000	3.250%, 4/1/2018[b,c]	493,138

	Total Utilities	493,138

	Total Bank Loans (cost $4,869,739)	4,756,333

Principal Amount	Long-Term Fixed Income (51.5%)	Value
Asset-Backed Securities (2.5%)
	Carrington Mortgage Loan Trust
1,200,000	0.385%, 8/25/2036[d]	385,168
	Goldman Sachs Alternative Mortgage Products Trust
487,231	0.315%, 8/25/2036[d]	436,499
	GSAMP Trust
741,018	0.415%, 2/25/2036[d]	584,697
	J.P. Morgan Mortgage Trust
408,990	2.817%, 2/25/2036	352,108

Principal Amount	Long-Term Fixed Income (51.5%)	Value
Asset-Backed Securities (2.5%) - continued
	Renaissance Home Equity Loan Trust
$512,818	5.746%, 5/25/2036	$298,299
632,000	6.011%, 5/25/2036	284,595
950,000	5.797%, 8/25/2036	398,565

	Total Asset-Backed Securities	2,739,931

Basic Materials (2.6%)
	Alcoa, Inc.
190,000	6.150%, 8/15/2020	192,466
	Arch Coal, Inc.
530,000	7.000%, 6/15/2019[e]	503,500
	Dow Chemical Company
400,000	8.550%, 5/15/2019	512,384
	FMG Resources Property, Ltd.
530,000	7.000%, 11/1/2015[e]	492,900
	Georgia-Pacific, LLC
530,000	8.000%, 1/15/2024	622,211
	Novelis, Inc.
530,000	8.375%, 12/15/2017	524,700

	Total Basic Materials	2,848,161

Capital Goods (1.5%)
	Bombardier, Inc.
350,000	7.750%, 3/15/2020[e]	372,750
	Case New Holland, Inc.
530,000	7.875%, 12/1/2017	564,450
	Lockheed Martin Corporation
335,000	4.850%, 9/15/2041	352,462
	Textron, Inc.
300,000	7.250%, 10/1/2019[f]	336,082

	Total Capital Goods	1,625,744

Collateralized Mortgage Obligations (7.3%)
	Bear Stearns Adjustable Rate Mortgage Trust
455,154	2.560%, 10/25/2035[d]	375,783
	Citigroup Mortgage Loan Trust, Inc.
610,190	5.500%, 11/25/2035	522,278
	CitiMortgage Alternative Loan Trust
884,795	5.750%, 4/25/2037	615,333
	Countrywide Alternative Loan Trust
383,362	6.000%, 4/25/2036	277,650
338,843	6.000%, 1/25/2037	231,971
	Deutsche Alt-A Securities, Inc.
305,577	5.500%, 10/25/2021	278,357
1,251,456	1.012%, 4/25/2047[d]	765,372
	First Horizon Mortgage Pass-Through Trust
467,406	5.682%, 8/25/2037	332,070
	GSR Mortgage Loan Trust
534,218	0.425%, 8/25/2046[d]	449,305
	HomeBanc Mortgage Trust
499,906	2.203%, 4/25/2037	283,744
	J.P. Morgan Alternative Loan Trust
17,784	0.305%, 11/25/2036[d]	17,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

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Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (51.5%)	Value
Collateralized Mortgage Obligations (7.3%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities
$837,433	4.441%, 1/25/2037	$577,718
	J.P. Morgan Mortgage Trust
316,093	6.500%, 1/25/2035	309,110
245,671	2.814%, 10/25/2036	191,660
	MASTR Alternative Loans Trust
856,261	6.500%, 5/25/2034	888,045
355,694	6.500%, 7/25/2034	375,963
	New York Mortgage Trust, Inc.
675,038	2.805%, 5/25/2036	120,920
	Structured Adjustable Rate Mortgage Loan Trust
501,126	5.394%, 9/25/2036	100,759
	WaMu Mortgage Pass Through Certificates
337,785	5.181%, 11/25/2036	266,048
193,861	2.567%, 8/25/2046	149,900
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,036,736	0.992%, 2/25/2047[d]	468,757
	Wells Fargo Mortgage Backed Securities Trust
521,259	6.000%, 7/25/2037	492,899

	Total Collateralized Mortgage Obligations	8,090,967

Commercial Mortgage-Backed Securities (2.4%)
	Banc of America Commercial Mortgage, Inc.
650,000	5.831%, 4/10/2049	550,758
	Commercial Mortgage Pass-Through Certificates
500,000	0.409%, 6/15/2022[d,g]	455,520
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	523,755
	LB-UBS Commercial Mortgage Trust
650,000	6.375%, 9/15/2045	534,782
	Wachovia Bank Commercial Mortgage Trust
650,000	0.349%, 9/15/2021[d,g]	569,968

	Total Commercial Mortgage-Backed Securities	2,634,783

Communications Services (4.5%)
	CBS Corporation
300,000	8.875%, 5/15/2019	383,148
	CCO Holdings, LLC
530,000	7.000%, 1/15/2019	514,100
	CenturyLink, Inc.
350,000	6.450%, 6/15/2021	324,316
	Clear Channel Worldwide Holdings, Inc.
530,000	9.250%, 12/15/2017	541,925
	Dish DBS Corporation
530,000	6.750%, 6/1/2021[e]	506,150
	EH Holding Corporation
530,000	6.500%, 6/15/2019[e]	510,125

Principal Amount	Long-Term Fixed Income (51.5%)	Value
Communications Services (4.5%) - continued
	Frontier Communications Corporation
$530,000	8.250%, 4/15/2017	$514,100
	Intelsat Luxembourg SA
530,000	11.500%, 2/4/2017[e]	455,800
	News America, Inc.
175,000	4.500%, 2/15/2021	175,815
	NII Capital Corporation
530,000	7.625%, 4/1/2021	526,025
	Virgin Media Finance plc
470,000	9.500%, 8/15/2016	507,600

	Total Communications Services	4,959,104

Consumer Cyclical (4.5%)
	Chrysler Group, LLC
470,000	8.000%, 6/15/2019[e,f]	366,600
	CVS Caremark Corporation
500,000	6.302%, 6/1/2037	483,750
	Daimler Finance North America, LLC
170,000	3.875%, 9/15/2021[e]	165,840
	Ford Motor Credit Company, LLC
350,000	6.625%, 8/15/2017	364,458
530,000	5.750%, 2/1/2021	524,434
	Home Depot, Inc.
200,000	3.950%, 9/15/2020[f]	210,185
	MGM Resorts International
520,000	11.125%, 11/15/2017	570,700
	Rite Aid Corporation
530,000	7.500%, 3/1/2017	506,150
	Starwood Hotels & Resorts Worldwide, Inc.
530,000	6.750%, 5/15/2018	568,425
	Toys R Us Property Company II, LLC
530,000	8.500%, 12/1/2017	516,750
	West Corporation
275,000	7.875%, 1/15/2019	258,500
	WMG Acquisition Corporation
530,000	11.500%, 10/1/2018[e]	487,600

	Total Consumer Cyclical	5,023,392

Consumer Non-Cyclical (3.0%)
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	128,382
	Community Health Systems, Inc.
530,000	8.875%, 7/15/2015	520,725
	HCA, Inc.
300,000	7.250%, 9/15/2020	303,000
530,000	7.500%, 2/15/2022	488,925
	JBS USA, LLC/JBS USA Finance, Inc.
535,000	11.625%, 5/1/2014	572,450
	Mylan, Inc.
490,000	7.875%, 7/15/2020[e]	512,050
	Reynolds Group Holdings, Ltd.
530,000	6.875%, 2/15/2021[e]	477,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (51.5%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Tenet Healthcare Corporation
$310,000	8.875%, 7/1/2019	$327,825

	Total Consumer Non-Cyclical	3,330,357

Energy (4.8%)
	Chesapeake Energy Corporation
480,000	9.500%, 2/15/2015	541,200
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	619,510
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	709,625
	Linn Energy, LLC
530,000	7.750%, 2/1/2021	530,000
	Newfield Exploration Company
320,000	5.750%, 1/30/2022	316,400
	Nexen, Inc.
380,000	6.400%, 5/15/2037	386,713
	Pioneer Natural Resources Company
425,000	7.500%, 1/15/2020	477,049
	Plains Exploration & Production Company
520,000	7.625%, 6/1/2018	533,000
	SandRidge Energy, Inc.
530,000	8.000%, 6/1/2018[e]	498,200
	Transocean, Inc.
400,000	7.375%, 4/15/2018	457,660
	Weatherford International, Ltd.
210,000	6.000%, 3/15/2018	232,290

	Total Energy	5,301,647

Financials (14.2%)
	Abbey National Capital Trust I
525,000	8.963%, 12/29/2049[h]	509,250
	Abbey National Treasury Services plc
175,000	4.000%, 4/27/2016	161,549
	ABN Amro North American Holding Preferred Capital Repackage Trust I
350,000	6.523%, 12/29/2049[e,h]	259,000
	Aegon NV
400,000	3.169%, 7/29/2049[d,h]	186,340
	Ally Financial, Inc.
530,000	8.000%, 3/15/2020	490,579
	American Express Company
400,000	6.800%, 9/1/2066	387,500
	American International Group, Inc.
170,000	4.875%, 9/15/2016	162,979
400,000	8.250%, 8/15/2018	443,379
	Bank of America Corporation
775,000	5.875%, 1/5/2021	724,360
240,000	8.000%, 12/29/2049[h]	204,036
	BB&T Capital Trust IV
200,000	6.820%, 6/12/2057	199,000
	BBVA International Preferred SA Unipersonal
525,000	5.919%, 12/29/2049[f,h]	356,138
	CNA Financial Corporation
400,000	7.350%, 11/15/2019	442,957

Principal Amount	Long-Term Fixed Income (51.5%)	Value

Financials (14.2%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$525,000	11.000%, 12/29/2049[e,h]	$631,312
	Coventry Health Care, Inc.
85,000	5.450%, 6/15/2021	91,780
	Developers Diversified Realty Corporation
475,000	7.875%, 9/1/2020	503,185
	Discover Bank
400,000	8.700%, 11/18/2019	457,018
	Goldman Sachs Group, Inc.
250,000	5.250%, 7/27/2021	246,629
	Health Care REIT, Inc.
380,000	6.500%, 3/15/2041	360,483
	HSBC Finance Corporation
285,000	6.676%, 1/15/2021[e]	280,104
	Huntington National Bank
400,000	6.600%, 6/15/2018	436,517
	Icahn Enterprises, LP
530,000	8.000%, 1/15/2018	528,012
	ING Capital Funding Trust III
400,000	3.969%, 12/29/2049[d,h]	299,159
	International Lease Finance Corporation
440,000	5.750%, 5/15/2016	391,078
	J.P. Morgan Chase & Company
170,000	3.150%, 7/5/2016	168,896
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036	444,325
	J.P. Morgan Chase Capital XXVII
350,000	7.000%, 11/1/2039	351,260
	KeyCorp
110,000	5.100%, 3/24/2021	111,002
	LBG Capital No. 1 plc
380,000	7.875%, 11/1/2020[e]	275,500
	Lehman Brothers Holdings, Inc.
400,000	7.000%, 9/27/2027[i]	94,500
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[e]	624,750
	Lincoln National Corporation
630,000	6.050%, 4/20/2067	510,300
	Lloyds TSB Bank plc
100,000	6.500%, 9/14/2020[e]	84,978
	MetLife Capital Trust IV
575,000	7.875%, 12/15/2037[e]	566,375
	Morgan Stanley
190,000	5.750%, 1/25/2021	174,813
	Northern Trust Corporation
175,000	3.375%, 8/23/2021	177,158
	Prudential Financial, Inc.
300,000	6.200%, 11/15/2040	308,187
	Regions Bank
400,000	7.500%, 5/15/2018	395,500
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	523,504
175,000	5.000%, 6/1/2021[f]	183,486
	Santander Holdings USA, Inc.
90,000	4.625%, 4/19/2016	86,705
	SLM Corporation
350,000	8.000%, 3/25/2020	345,519
	Societe Generale SA
175,000	5.200%, 4/15/2021[e]	151,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (51.5%)	Value
Financials (14.2%) - continued
	Swiss RE Capital I, LP
$420,000	6.854%, 5/29/2049[e,h]	$381,982
	XL Group plc
600,000	6.500%, 12/29/2049[h]	471,000
	ZFS Finance USA Trust II
550,000	6.450%, 12/15/2065[e]	484,000

	Total Financials	15,668,032

Foreign Government (0.2%)
	Brazil Government International Bond
200,000	4.875%, 1/22/2021	213,800

	Total Foreign Government	213,800

Technology (1.0%)
	Freescale Semiconductor, Inc.
530,000	9.250%, 4/15/2018[e]	544,575
	Seagate HDD Cayman
530,000	7.750%, 12/15/2018[e]	519,400

	Total Technology	1,063,975

Transportation (0.9%)
	Burlington Northern Santa Fe, LLC
335,000	3.450%, 9/15/2021	341,142
	Delta Air Lines, Inc.
177,618	7.750%, 12/17/2019	186,942
	Hertz Corporation
530,000	6.750%, 4/15/2019	480,975

	Total Transportation	1,009,059

Utilities (2.1%)
	AES Corporation
530,000	7.375%, 7/1/2021[e]	500,850
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	164,661
	Enterprise Products Operating, LLC
165,000	4.050%, 2/15/2022[f]	165,301
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
530,000	6.500%, 8/15/2021	543,250
	NiSource Finance Corporation
350,000	6.125%, 3/1/2022	396,578
	Southern Union Company
200,000	7.200%, 11/1/2066	169,000
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	398,282

	Total Utilities	2,337,922

	Total Long-Term Fixed Income (cost $59,728,612)	56,846,874

Shares	Common Stock (35.8%)	Value
Consumer Discretionary (3.1%)
5,600	Capella Education Company[j]	158,928
15,800	DIRECTV[j]	667,550
17,200	Ford Motor Company[j]	166,324
10,900	Gap, Inc.	177,016
6,900	McDonald’s Corporation	605,958

Shares	Common Stock (35.8%)	Value
Consumer Discretionary (3.1%) - continued
2,000	Strayer Education, Inc.[f]	$153,340
20,000	TJX Companies, Inc.	1,109,400
7,200	Weight Watchers International, Inc.	419,400

	Total Consumer Discretionary	3,457,916

Consumer Staples (4.1%)
8,400	Coca-Cola Company	567,504
4,900	Colgate-Palmolive Company	434,532
9,200	Dr. Pepper Snapple Group, Inc.	356,776
3,100	Herbalife, Ltd.	166,160
7,000	Kimberly-Clark Corporation	497,070
8,800	PepsiCo, Inc.	544,720
9,500	Philip Morris International, Inc.	592,610
3,037	Procter & Gamble Company	191,878
4,900	Walgreen Company	161,161
19,700	Wal-Mart Stores, Inc.	1,022,430

	Total Consumer Staples	4,534,841

Energy (4.6%)
10,400	Chevron Corporation	962,208
4,800	CNOOC, Ltd. ADR	769,440
8,900	ConocoPhillips	563,548
4,500	Core Laboratories NVf	404,235
3,800	Energen Corporation	155,382
20,000	Energy Income and Growth Fund	506,800
11,000	Kayne Anderson MLP Investment Company	306,020
11,100	Marathon Oil Corporation	239,538
5,200	Marathon Petroleum Corporation	140,712
3,400	Murphy Oil Corporation	150,144
3,000	Occidental Petroleum Corporation	214,500
25,400	StatoilHydro ASA Sponsor ADR[f]	547,370
11,300	W&T Offshore, Inc.[f]	155,488

	Total Energy	5,115,385

Financials (6.9%)
15,000	Aflac, Inc.	524,250
8,500	Allstate Corporation	201,365
5,100	Ameriprise Financial, Inc.	200,736
59,389	Annaly Capital Management, Inc.	987,639
79,500	Anworth Mortgage Asset Corporation	540,600
40,000	Ares Capital Corporation	550,800
6,400	Axis Capital Holdings, Ltd.	166,016
1,700	Goldman Sachs Group, Inc.	160,735
28,650	Invesco Mortgage Capital, Inc.	404,825
29,000	iShares S&P U.S. Preferred Stock Index Fund	1,032,690
44,400	MFA Financial, Inc.	311,688
23,000	Solar Capital, Ltd.	462,990
4,800	Travelers Companies, Inc.	233,904
57,050	Two Harbors Investment Corporation	503,751
12,000	U.S. Bancorp	282,480
9,500	Validus Holdings, Ltd.	236,740
21,000	Wells Fargo & Company	506,520
18,000	Western Asset Emerging Markets Debt Fund, Inc.	325,440

	Total Financials	7,633,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

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Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (35.8%)	Value
Health Care (3.9%)
13,100	Abbott Laboratories	$669,934
15,500	AstraZeneca plc ADR	687,580
10,100	Johnson & Johnson	643,471
20,700	Medtronic, Inc.	688,068
22,900	Momenta Pharmaceuticals, Inc.[j]	263,350
110,200	PDL BioPharma, Inc.[f]	611,610
29,053	Pfizer, Inc.	513,657
3,900	UnitedHealth Group, Inc.	179,868

	Total Health Care	4,257,538

Industrials (4.4%)
4,200	3M Company	301,518
61,450	Alerian MLP ETF[f]	936,498
7,800	Allegiant Travel Company[j]	367,614
4,100	Caterpillar, Inc.	302,744
2,900	Dun & Bradstreet Corporation	177,654
8,000	Emerson Electric Company	330,480
24,500	Higher One Holdings, Inc.[f,j]	398,615
3,900	Honeywell International, Inc.	171,249
8,500	Joy Global, Inc.	530,230
6,100	KBR, Inc.	144,143
38,100	Knight Transportation, Inc.	507,111
12,300	Nordson Corporation	488,802
21,400	Southwest Airlines Company	172,056

	Total Industrials	4,828,714

Information Technology (3.6%)
19,100	Accenture plc	1,006,188
8,900	BMC Software, Inc.[j]	343,184
11,800	Cisco Systems, Inc.	182,782
2,300	F5 Networks, Inc.[j]	163,415
8,700	Intel Corporation	185,571
4,100	International Business Machines Corporation	717,623
6,200	Linear Technology Corporation	171,430
1,200	MasterCard, Inc.	380,592
26,000	Microsoft Corporation	647,140
14,900	Teradyne, Inc.[j]	164,049

	Total Information Technology	3,961,974

Materials (1.1%)
9,200	E.I. du Pont de Nemours and Company	367,724
5,500	LyondellBasell Industries NV	134,365
5,600	Southern Copper Corporation	139,944
24,800	Vale SA SP ADR	565,440

	Total Materials	1,207,473

Telecommunications Services (1.9%)
16,700	AT&T, Inc.	476,284
8,600	China Unicom (Hong Kong), Ltd. ADR	175,440
8,100	Nippon Telegraph & Telephone Corporation ADR	193,995
20,635	Telecomunicacoes de Sao Paulo SA ADR	545,796
19,000	Verizon Communications, Inc.	699,200

	Total Telecommunications Services	2,090,715

Utilities (2.2%)
8,200	DPL, Inc.	247,148
18,400	Empire District Electric Company[f]	356,592

Shares	Common Stock (35.8%)	Value
Utilities (2.2%) - continued
16,600	Enersis SA ADR	$280,706
5,100	Laclede Group, Inc.	197,625
3,900	National Grid plc ADR	193,440
55,100	Questar Corporation	975,821
4,900	Southern Company	207,613

	Total Utilities	2,458,945

	Total Common Stock (cost $43,863,118)	39,546,670

Shares	Preferred Stock (0.7%)	Value
Financials (0.7%)
12,800	Citigroup Capital XII, 8.500%	321,280
500	SG Preferred Capital II, LLC, 6.302%[e,h]	470,781

	Total Financials	792,061

	Total Preferred Stock (cost $826,700)	792,061

Shares	Collateral Held for Securities Loaned (4.7%)	Value
5,154,577	Thrivent Financial Securities Lending Trust	5,154,577

	Total Collateral Held for Securities Loaned (cost $5,154,577)	5,154,577

Principal Amount	Short-Term Investments (7.4%)[k]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.036%, 10/21/2011[l]	1,999,960
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 12/28/2011[l]	4,999,756
1,200,000	0.105%, 2/22/2012[l,m]	1,199,504

	Total Short-Term Investments (at amortized cost)	8,199,220

	Total Investments (cost $122,641,966) 104.4%	$115,295,735

	Other Assets and Liabilities, Net (4.4%)	(4,908,086)

	Total Net Assets 100.0%	$110,387,649

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $11,124,070 or 10.1% of total net assets.

f	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

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Schedule of Investments as of September 30, 2011

(unaudited)

g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$500,000
Wachovia Bank Commercial Mortgage Trust	4/25/2007	$650,000

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	In bankruptcy. Interest is not being accrued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
m	At September 30, 2011, $1,199,504 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,868,291
Gross unrealized depreciation	(10,214,522)

Net unrealized appreciation (depreciation)	$(7,346,231)

Cost for federal income tax purposes	$122,641,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	493,663	–	493,663	–
Consumer Cyclical	456,377	–	456,377	–
Consumer Non-Cyclical	476,843	–	476,843	–
Financials	938,437	–	938,437	–
Technology	1,403,719	–	1,403,719	–
Transportation	494,156	–	494,156	–
Utilities	493,138	–	493,138	–
Long-Term Fixed Income
Asset-Backed Securities	2,739,931	–	2,739,931	–
Basic Materials	2,848,161	–	2,848,161	–
Capital Goods	1,625,744	–	1,625,744	–
Collateralized Mortgage Obligations	8,090,967	–	8,090,967	–
Commercial Mortgage-Backed Securities	2,634,783	–	2,634,783	–
Communications Services	4,959,104	–	4,959,104	–
Consumer Cyclical	5,023,392	–	5,023,392	–
Consumer Non-Cyclical	3,330,357	–	3,330,357	–
Energy	5,301,647	–	5,301,647	–
Financials	15,668,032	–	15,668,032	–
Foreign Government	213,800	–	213,800	–
Technology	1,063,975	–	1,063,975	–
Transportation	1,009,059	–	1,009,059	–
Utilities	2,337,922	–	2,337,922	–
Common Stock
Consumer Discretionary	3,457,916	3,457,916	–	–
Consumer Staples	4,534,841	4,534,841	–	–
Energy	5,115,385	5,115,385	–	–
Financials	7,633,169	7,633,169	–	–
Health Care	4,257,538	4,257,538	–	–
Industrials	4,828,714	4,828,714	–	–
Information Technology	3,961,974	3,961,974	–	–
Materials	1,207,473	1,207,473	–	–
Telecommunications Services	2,090,715	2,090,715	–	–
Utilities	2,458,945	2,458,945	–	–
Preferred Stock
Financials	792,061	321,280	470,781	–
Collateral Held for Securities Loaned	5,154,577	5,154,577	–	–
Short-Term Investments	8,199,220	–	8,199,220	–

Total	$115,295,735	$45,022,527	$70,273,208	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	203,075	203,075	–	–

Total Asset Derivatives	$203,075	$203,075	$–	$–

Liability Derivatives
Futures Contracts	144,799	144,799	–	–

Total Liability Derivatives	$144,799	$144,799	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income Transportation	432,459	17,415	(21,366)	–	(241,566)	–	(186,942)	–

Total	$432,459	$17,415	($21,366)	$–	($241,566)	$–	($186,942)	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	December 2011	$3,182,642	$3,184,594	$1,952
10-Yr. U.S. Treasury Bond Futures	(5)	December 2011	(648,266)	(650,469)	(2,203)
S&P 500 Index Futures	(16)	December 2011	(4,705,123)	(4,504,000)	201,123
S&P 500 Index Mini-Futures	46	December 2011	2,732,396	2,589,800	(142,596)
Total Futures Contracts					$58,276

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$5,464,100	$48,763,208	$49,072,731	5,154,577	$5,154,577	$22,425
Total Value and Income Earned	5,464,100				5,154,577	22,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (81.9%)	Value
Asset-Backed Securities (3.2%)
	Americredit Automobile Receivables Trust
$66,536	5.550%, 4/7/2014[a]	$67,755
10,741	5.222%, 1/6/2015[b]	11,071
	CPS Auto Trust
20,752	6.480%, 7/15/2013[a,c]	21,215
	DT Auto Owner Trust
43,241	0.960%, 1/15/2014[c]	43,205
	Franklin Auto Trust
50,000	7.160%, 5/20/2016[c]	52,058
	Santander Drive Auto Receivables Trust
43,349	1.010%, 7/15/2013[c]	43,373
50,499	1.370%, 8/15/2013[c]	50,590

	Total Asset-Backed Securities	289,267

Basic Materials (0.7%)
	Yara International ASA
50,000	7.875%, 6/11/2019[c]	62,038

	Total Basic Materials	62,038

Capital Goods (1.4%)
	BE Aerospace, Inc.
60,000	6.875%, 10/1/2020	62,550
	Masco Corporation
60,000	5.875%, 7/15/2012	61,066

	Total Capital Goods	123,616

Collateralized Mortgage Obligations (1.3%)
	Countrywide Alternative Loan Trust
41,162	4.968%, 7/25/2035	41,793
	Credit Suisse First Boston Mortgage Securities Corporation
44,269	2.737%, 12/25/2033	11,501
	First Union National Bank
11,435	6.223%, 12/12/2033	11,425
	GMAC Mortgage Corporation Loan Trust
37,491	5.500%, 10/25/2033	38,227
	J.P. Morgan Mortgage Trust
7,895	5.163%, 7/25/2035	7,746
	Merrill Lynch Mortgage Investors Trust
5,845	2.623%, 12/25/2035	5,711

	Total Collateralized Mortgage Obligations	116,403

Commercial Mortgage-Backed Securities (6.7%)
	Banc of America Commercial Mortgage, Inc.
41,340	6.186%, 6/11/2035	41,445
	Bear Stearns Commercial Mortgage Securities, Inc.
50,000	4.830%, 8/15/2038	50,970
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	118,026

Principal Amount	Long-Term Fixed Income (81.9%)	Value
Commercial Mortgage-Backed Securities (6.7%) - continued
	GE Capital Commercial Mortgage Corporation
$56,684	4.996%, 12/10/2037	$57,938
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
58,977	6.162%, 5/12/2034	59,293
15,844	6.465%, 11/15/2035	15,826
	Morgan Stanley Dean Witter Capital I
150,000	6.550%, 7/15/2033	149,453
	Wachovia Bank Commercial Mortgage Trust
78,776	4.566%, 4/15/2035	81,203
30,774	5.230%, 7/15/2041	30,840

	Total Commercial Mortgage-Backed Securities	604,994

Communications Services (7.8%)
	American Tower Corporation
80,000	4.500%, 1/15/2018	80,090
	AT&T, Inc.
100,000	2.950%, 5/15/2016[d]	103,190
	Crown Castle Towers, LLC
80,000	4.883%, 8/15/2020[c]	83,263
	DISH DBS Corporation
50,000	6.375%, 10/1/2011	50,000
	SBA Tower Trust
60,000	4.254%, 4/15/2015[c]	63,348
	Telefonica Emisiones SAU
60,000	6.421%, 6/20/2016	61,514
70,000	5.134%, 4/27/2020	65,194
	Time Warner Cable, Inc.
200,000	4.000%, 9/1/2021	195,584

	Total Communications Services	702,183

Consumer Cyclical (8.3%)
	CVS Corporation
60,000	6.125%, 8/15/2016	69,395
	CVS Pass-Through Trust
48,459	7.507%, 1/10/2032[c]	57,106
	GameStop Corporation
29,000	8.000%, 10/1/2012	29,036
	Gap, Inc.
60,000	5.950%, 4/12/2021	56,435
	Home Depot, Inc.
60,000	5.875%, 12/16/2036	69,852
	Jones Group, Inc.
30,000	6.875%, 3/15/2019	27,150
	McGuire Air Force Base/Fort Dix Privatized Military Housing Project
50,000	5.611%, 9/15/2051[c]	49,815
	Ohana Military Communities, LLC
60,000	5.880%, 10/1/2051[c]	62,108
80,000	5.462%, 10/1/2026[c]	87,669
	O’Reilly Automotive, Inc.
30,000	4.625%, 9/15/2021	30,297
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[c]	47,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (81.9%)	Value
Consumer Cyclical (8.3%) - continued
	Time Warner, Inc.
$50,000	6.250%, 3/29/2041	$57,045
	Volkswagen International Finance NV
100,000	0.856%, 4/1/2014[b,c]	100,256

	Total Consumer Cyclical	743,664

Consumer Non-Cyclical (1.4%)
	Coca-Cola Company
70,000	1.800%, 9/1/2016[c]	70,202
	HCA, Inc.
15,000	8.000%, 10/1/2018	14,644
	St. Jude Medical, Inc.
40,000	2.500%, 1/15/2016	41,068

	Total Consumer Non-Cyclical	125,914

Energy (4.2%)
	Enterprise Products Operating, LLC
75,000	7.034%, 1/15/2068	76,031
	EOG Resources, Inc.
70,000	7.000%, 12/1/2011[c]	70,721
	Great River Energy
41,077	5.829%, 7/1/2017[c]	45,818
	Kinder Morgan Energy Partners, LP
40,000	5.625%, 9/1/2041	39,738
	OPTI Canada, Inc.
85,000	9.750%, 8/15/2013[c]	86,275
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	63,380

	Total Energy	381,963

Financials (23.0%)
	Achmea Hypotheekbank NV
60,000	0.607%, 11/3/2014[b,c]	59,723
	Agfirst Farm Credit Bank
120,000	6.585%, 6/15/2049[c,e]	104,510
	Ally Financial, Inc.
25,000	4.500%, 2/11/2014	22,875
	American Express Bank FSB
60,000	0.375%, 6/12/2012[b]	59,807
	Australia and New Zealand Banking Group, Ltd.
50,000	0.552%, 10/21/2011[b,c]	50,000
	Bank of America Corporation
130,000	5.000%, 5/13/2021	115,980
	Bank of Montreal
70,000	2.625%, 1/25/2016[c]	73,094
	Canadian Imperial Bank of Commerce
60,000	2.750%, 1/27/2016[c]	62,842
	Capital One Financial Corporation
100,000	4.800%, 2/21/2012	101,176
30,000	4.750%, 7/15/2021	30,049
	Discover Bank
60,000	8.700%, 11/18/2019	68,553
	DnB NOR Boligkreditt
70,000	2.100%, 10/14/2015[c]	70,843
	Fifth Third Bank
60,000	0.402%, 5/17/2013[b]	58,752

Principal Amount	Long-Term Fixed Income (81.9%)	Value
Financials (23.0%) - continued
	FUEL Trust
$200,000	4.207%, 4/15/2016[c]	$199,256
	General Motors Acceptance Corporation, LLC
60,000	6.000%, 12/15/2011	60,061
	Glitnir Banki HF
50,000	3.226%, 12/22/2011[c,f]	13,000
	Goldman Sachs Group, Inc.
50,000	5.125%, 1/15/2015	51,619
25,000	5.250%, 7/27/2021	24,663
	J.P. Morgan Chase & Company
50,000	4.400%, 7/22/2020	50,587
50,000	4.350%, 8/15/2021	50,525
	Nationwide Health Properties, Inc.
60,000	6.900%, 10/1/2037	68,866
	Nordea Bank AB
50,000	4.875%, 5/13/2021[c]	42,725
	PNC Funding Corporation
100,000	2.700%, 9/19/2016	100,009
	Prudential Holdings, LLC
60,000	1.225%, 12/18/2017[b,g]	55,941
	SSIF Nevada, LP
70,000	0.949%, 4/14/2014[b,c]	69,998
	Stadshypotek AB
60,000	0.919%, 9/30/2013[b,c]	59,929
	SunTrust Bank
25,000	0.598%, 8/24/2015[b]	22,819
	Swedbank Hypotek AB
60,000	2.125%, 8/31/2016[c]	60,180
	Toronto-Dominion Bank
60,000	2.500%, 7/14/2016	61,585
	U.S. Bank National Association
60,000	3.778%, 4/29/2020	60,759
	US AgBank FCB
50,000	6.110%, 4/10/2049[e,g]	33,588
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[b,e]	98,400

	Total Financials	2,062,714

Mortgage-Backed Securities (0.8%)
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
70,000	4.000%, 10/1/2041	73,150

	Total Mortgage-Backed Securities	73,150

Technology (2.6%)
	Dun & Bradstreet Corporation
60,000	2.875%, 11/15/2015	61,826
	Hewlett-Packard Company
50,000	0.719%, 5/30/2014[b]	48,583
	Symantec Corporation
60,000	2.750%, 9/15/2015	60,790
	Xerox Corporation
60,000	4.500%, 5/15/2021	60,007

	Total Technology	231,206

Transportation (3.2%)
	APL, Ltd.
50,000	8.000%, 1/15/2024[h]	32,471

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (81.9%)	Value
Transportation (3.2%) - continued
	Asciano Finance, Ltd.
$60,000	5.000%, 4/7/2018[c]	$61,349
	Ryder System, Inc.
60,000	3.500%, 6/1/2017	62,187
	Skyway Concession Company, LLC
50,000	0.649%, 6/30/2017[b,g]	37,461
	Toll Road Investors Partnership II, LP
800,000	Zero Coupon, 2/15/2043[g,h]	88,217

	Total Transportation	281,685

U.S. Government and Agencies (17.0%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	72,242
	Federal National Mortgage Association
100,000	1.250%, 6/22/2012	100,704
	U.S. Treasury Bonds
323,000	4.375%, 5/15/2041	417,277
545,000	3.750%, 8/15/2041	634,500
	U.S. Treasury Notes
291,000	2.125%, 8/15/2021	296,139

	Total U.S. Government and Agencies	1,520,862

U.S. Municipals (0.3%)
	Oakland, California Redevelopment Agency Tax Allocation Bonds (Central District Redevelopment) (NATL-RE Insured)
30,000	5.252%, 9/1/2016[i]	30,171

	Total U.S. Municipals	30,171

	Total Long-Term Fixed Income (cost $7,149,477)	7,349,830

Principal Amount	Short-Term Investments (1.1%)[j]	Value
	Federal National Mortgage Association Discount Notes
100,000	0.105%, 2/22/2012[k,l]	99,959

	Total Short-Term Investments (at amortized cost)	99,959

	Total Investments (cost $7,249,436) 83.0%	$7,449,789

	Other Assets and Liabilities, Net 17.0%	1,520,649

	Total Net Assets 100.0%	$8,970,438

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $2,024,009 or 22.6% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	In bankruptcy. Interest is not being accrued.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Socially Responsible Bond Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Prudential Holdings, LLC	2/9/2011	$55,473
Skyway Concession Company, LLC	6/9/2008	$43,555
Toll Road Investors Partnership II, LP	5/14/2008	$110,822
US AgBank FCB	7/13/2009	$18,255

h	Security is fair valued.
i

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At September 30, 2011, $99,959 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$359,001
Gross unrealized depreciation	(158,648)

Net unrealized appreciation (depreciation)	$200,353

Cost for federal income tax purposes	$7,249,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	289,267	–	289,267	–
Basic Materials	62,038	–	62,038	–
Capital Goods	123,616	–	123,616	–
Collateralized Mortgage Obligations	116,403	–	116,403	–
Commercial Mortgage-Backed
Securities	604,994	–	604,994	–
Communications Services	702,183	–	702,183	–
Consumer Cyclical	743,664	–	743,664	–
Consumer Non-Cyclical	125,914	–	125,914	–
Energy	381,963	–	381,963	–
Financials	2,062,714	–	2,062,714	–
Mortgage-Backed Securities	73,150	–	73,150	–
Technology	231,206	–	231,206	–
Transportation	281,685	–	160,997	120,688
U.S. Government and Agencies	1,520,862	–	1,520,862	–
U.S. Municipals	30,171	–	30,171	–
Short-Term Investments	99,959	–	99,959	–

Total	$7,449,789	$–	$7,329,101	$120,688

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	17,216	17,216	–	–

Total Asset Derivatives	$17,216	$17,216	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Socially Responsible Bond Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income
Transportation	33,085	–	(26,797)	–	–	114,400	–	120,688

Total	$33,085	$–	($26,797)	$–	$–	$114,400	$–	$120,688

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on September 30, 2011 of ($23,219).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(4)	December 2011	($881,996)	($880,812)	$1,184
5-Yr. U.S. Treasury Bond Futures	(14)	December 2011	(1,717,128)	(1,714,781)	2,347
20-Yr. U.S. Treasury Bond Futures	2	December 2011	271,565	285,250	13,685
Total Futures Contracts					$17,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Capital Goods (<0.1%)
	Transdigm Group, Inc., Term Loan
$625,275	4.000%, 2/14/2017	$610,131

	Total Capital Goods	610,131

Communications Services (0.1%)
	Atlantic Broadband Finance, LLC, Term Loan
1,389,157	4.000%, 3/8/2016	1,316,226
	Charter Communications Operating, LLC, Term Loan
34,462	7.250%, 3/6/2014	34,410
	Lamar Media Corporation, Term Loan
789,080	4.000%, 12/31/2016	778,231

	Total Communications Services	2,128,867

Consumer Cyclical (0.2%)
	Chrysler Group, LLC, Term Loan
2,553,600	6.000%, 5/24/2017	2,219,819

	Total Consumer Cyclical	2,219,819

Consumer Non-Cyclical (0.1%)
	Dole Food Company, Term Loan
211,230	5.045%, 7/8/2018	207,666
392,283	5.058%, 7/8/2018	385,666
	Michael Foods, Inc., Term Loan
1,393,000	4.250%, 2/25/2018	1,344,245

	Total Consumer Non-Cyclical	1,937,577

Energy (0.1%)
	MEG Energy Corporation, Term Loan
1,600,000	4.000%, 3/18/2018	1,564,864

	Total Energy	1,564,864

Financials (0.1%)
	Springleaf Financial Funding Company, Term Loan
1,625,000	5.500%, 5/10/2017	1,404,000

	Total Financials	1,404,000

Technology (0.3%)
	Freescale Semiconductor, Term Loan
1,631,736	4.472%, 12/1/2016	1,490,313
	Intelsat Jackson Holdings SA, Term Loan
1,885,275	5.250%, 4/2/2018	1,795,724
	Syniverse Holdings, Inc., Term Loan
317,600	5.250%, 12/21/2017	312,042

	Total Technology	3,598,079

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
2,543,625	5.500%, 4/20/2017	2,394,187

	Total Transportation	2,394,187

	Total Bank Loans (cost $16,831,693)	15,857,524

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Asset-Backed Securities (1.0%)
	Carrington Mortgage Loan Trust
$2,200,000	0.385%, 8/25/2036[b]	$706,141
	GMAC Mortgage Corporation Loan Trust
5,096,144	0.415%, 8/25/2035[b,c]	3,156,317
5,952,458	0.415%, 12/25/2036[b,c]	3,646,255
	Goldman Sachs Alternative Mortgage Products Trust
4,872,311	0.315%, 8/25/2036[b]	4,364,996
	IndyMac Seconds Asset-Backed Trust
789,235	0.405%, 10/25/2036[b,c]	147,169
	Renaissance Home Equity Loan Trust
3,038,924	5.746%, 5/25/2036	1,767,697
2,000,000	6.011%, 5/25/2036	900,618

	Total Asset-Backed Securities	14,689,193

Basic Materials (5.4%)
	AbitibiBowater, Inc.
1,665,000	10.250%, 10/15/2018[d]	1,739,925
	Alcoa, Inc.
2,570,000	5.720%, 2/23/2019	2,579,327
1,325,000	6.150%, 8/15/2020	1,342,200
2,000,000	6.750%, 1/15/2028	2,069,888
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,748,985
3,000,000	6.125%, 6/1/2018	2,896,113
2,750,000	5.250%, 8/5/2020	2,456,993
1,270,000	6.750%, 3/1/2041	1,097,539
	Arch Coal, Inc.
2,080,000	7.000%, 6/15/2019[d]	1,976,000
	Celulosa Arauco y Constitucion SA
2,520,000	5.000%, 1/21/2021	2,533,401
	CF Industries, Inc.
3,270,000	6.875%, 5/1/2018	3,650,137
	Cliffs Natural Resources, Inc.
3,200,000	4.875%, 4/1/2021	3,093,098
	CONSOL Energy, Inc.
510,000	8.000%, 4/1/2017	532,950
1,560,000	8.250%, 4/1/2020	1,641,900
	Domtar Corporation
1,900,000	7.125%, 8/15/2015	2,075,750
	Dow Chemical Company
3,250,000	5.900%, 2/15/2015	3,587,626
1,870,000	8.550%, 5/15/2019	2,395,395
3,850,000	4.250%, 11/15/2020	3,870,682
	FMG Resources Property, Ltd.
1,890,000	7.000%, 11/1/2015[d]	1,757,700
1,290,000	6.875%, 2/1/2018[d]	1,135,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Basic Materials (5.4%) - continued
	Georgia-Pacific, LLC
$3,480,000	5.400%, 11/1/2020[d,e]	$3,540,260
	International Paper Company
2,500,000	7.500%, 8/15/2021	2,891,295
1,250,000	7.300%, 11/15/2039	1,404,624
	Lyondell Chemical Company
1,920,000	11.000%, 5/1/2018	2,073,600
	Nalco Company
2,000,000	6.625%, 1/15/2019[d]	2,190,000
	Noble Group, Ltd.
1,250,000	4.875%, 8/5/2015[d]	1,150,000
3,150,000	6.750%, 1/29/2020[d]	2,772,000
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019	1,353,125
	Novelis, Inc.
1,920,000	8.375%, 12/15/2017	1,900,800
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,941,675
1,900,000	3.500%, 11/2/2020	1,868,304
	Teck Resources, Ltd.
1,469,000	10.250%, 5/15/2016	1,726,956
	Vale Overseas, Ltd.
3,125,000	6.875%, 11/10/2039	3,359,375
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	2,563,115

	Total Basic Materials	77,915,938

Capital Goods (2.0%)
	Ball Corporation
1,940,000	5.750%, 5/15/2021	1,886,650
	Boeing Capital Corporation
1,600,000	2.125%, 8/15/2016	1,618,999
	Case New Holland, Inc.
1,250,000	7.750%, 9/1/2013	1,303,125
1,550,000	7.875%, 12/1/2017	1,650,750
	Cemex SAB de CV
1,270,000	5.369%, 9/30/2015[b,d]	762,000
	CRH America, Inc.
1,750,000	4.125%, 1/15/2016	1,761,996
1,900,000	8.125%, 7/15/2018	2,222,331
	Crown Americas, LLC
2,040,000	7.625%, 5/15/2017	2,157,300
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,900,039
	Lockheed Martin Corporation
2,575,000	3.350%, 9/15/2021	2,549,569
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	719,156
1,600,000	5.000%, 3/1/2020	1,779,816
2,200,000	5.250%, 11/15/2021	2,466,044
	Sealed Air Corporation
580,000	8.375%, 9/15/2021[d]	585,800

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Capital Goods (2.0%) - continued
	Textron, Inc.
$2,500,000	6.200%, 3/15/2015	$2,685,423
	Waste Management, Inc.
1,050,000	4.750%, 6/30/2020	1,141,575

	Total Capital Goods	29,190,573

Collateralized Mortgage Obligations (1.6%)
	Banc of America Mortgage Securities, Inc.
5,137,518	2.764%, 9/25/2035	4,120,490
	Bear Stearns Mortgage Funding Trust
981,493	0.514%, 8/25/2036[b]	278,226
	CitiMortgage Alternative Loan Trust
3,281,115	5.750%, 4/25/2037	2,281,858
	Countrywide Alternative Loan Trust
4,447,310	6.000%, 1/25/2037	3,044,624
	Deutsche Alt-A Securities, Inc.
3,128,641	1.012%, 4/25/2047[b]	1,913,430
	HomeBanc Mortgage Trust
2,874,458	2.203%, 4/25/2037	1,631,531
	Merrill Lynch Mortgage Investors, Inc.
4,151,880	2.618%, 6/25/2035	3,412,559
	Wachovia Mortgage Loan Trust, LLC
3,537,999	2.921%, 5/20/2036	2,390,031
	Washington Mutual Alternative Mortgage Pass-Through Certificates
6,220,414	0.992%, 2/25/2047[b]	2,812,541
	Washington Mutual Mortgage Pass-Through Certificates
894,430	0.525%, 10/25/2045[b]	686,818

	Total Collateralized Mortgage Obligations	22,572,108

Commercial Mortgage-Backed Securities (3.0%)
	Banc of America Commercial Mortgage, Inc.
3,200,000	5.831%, 4/10/2049	2,711,424
	Bear Stearns Commercial Mortgage Securities, Inc.
2,031,446	0.379%, 3/15/2022[b,f]	1,985,570
3,500,000	5.331%, 2/11/2044	3,610,593
	Citigroup Commercial Mortgage Trust
5,000,000	0.369%, 4/15/2022[b,d]	4,817,280
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	1,958,522
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.359%, 12/15/2020[b,f]	1,894,102
4,750,000	0.409%, 6/15/2022[b,f]	4,327,440
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,389,235
	Credit Suisse Mortgage Capital Certificates
3,401,934	0.399%, 10/15/2021[b,d]	3,147,378
3,250,000	5.467%, 9/15/2039	3,342,765
	LB-UBS Commercial Mortgage Trust
3,200,000	6.375%, 9/15/2045	2,632,771
	Morgan Stanley Capital, Inc.
3,200,000	5.406%, 3/15/2044	2,769,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Commercial Mortgage-Backed Securities (3.0%) - continued
	Wachovia Bank Commercial Mortgage Trust
$7,500,000	0.349%, 9/15/2021[b,f]	$6,576,555
	WaMu Commercial Mortgage Securities Trust
100,356	3.830%, 1/25/2035[d]	100,496

	Total Commercial Mortgage-Backed Securities	43,263,881

Communications Services (8.7%)
	Alltel Corporation
3,875,000	7.000%, 3/15/2016	4,604,473
	America Movil SA de CV
1,290,000	2.375%, 9/8/2016	1,247,430
	America Movil SAB de CV
3,800,000	5.000%, 3/30/2020	4,012,800
	American Tower Corporation
2,200,000	4.625%, 4/1/2015	2,332,715
1,250,000	4.500%, 1/15/2018	1,251,414
	AT&T, Inc.
5,100,000	4.450%, 5/15/2021	5,471,657
2,255,000	5.550%, 8/15/2041	2,427,774
	Cablevision Systems Corporation
2,000,000	8.000%, 4/15/2020[e]	2,035,000
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,192,900
1,300,000	7.875%, 9/1/2023	1,641,870
	CCO Holdings, LLC
1,880,000	7.250%, 10/30/2017	1,880,000
1,280,000	7.000%, 1/15/2019	1,241,600
	Cellco Partnership/Verizon Wireless Capital, LLC
2,600,000	8.500%, 11/15/2018	3,464,607
	CenturyLink, Inc.
2,520,000	5.150%, 6/15/2017	2,365,907
	Clear Channel Worldwide Holdings, Inc.
1,880,000	9.250%, 12/15/2017	1,922,300
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,221,292
2,900,000	5.700%, 5/15/2018	3,351,614
2,700,000	6.400%, 5/15/2038[e]	3,108,140
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[d]	2,629,577
2,500,000	8.375%, 3/1/2039[d]	3,443,642
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[d]	5,209,191
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
5,075,000	5.000%, 3/1/2021	5,368,183
	Discovery Communications, LLC
1,920,000	4.375%, 6/15/2021	1,983,855
	Dish DBS Corporation
2,560,000	6.750%, 6/1/2021[d]	2,444,800
	EH Holding Corporation
1,920,000	6.500%, 6/15/2019[d]	1,848,000
	Embarq Corporation
2,600,000	7.082%, 6/1/2016	2,691,426
	Frontier Communications Corporation
1,250,000	7.875%, 4/15/2015	1,253,125
2,260,000	8.250%, 4/15/2017	2,192,200

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Communications Services (8.7%) - continued
	Intelsat Jackson Holdings SA
$1,900,000	7.500%, 4/1/2021[d]	$1,767,000
	MetroPCS Wireless, Inc.
1,880,000	7.875%, 9/1/2018[e]	1,823,600
	NBCUniversal Media, LLC
3,750,000	5.150%, 4/30/2020	4,112,179
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,287,374
2,140,000	6.400%, 12/15/2035	2,317,361
	NII Capital Corporation
1,900,000	8.875%, 12/15/2019	1,980,750
	Qwest Communications International, Inc.
3,180,000	7.125%, 4/1/2018	3,116,400
	Qwest Corporation
600,000	8.375%, 5/1/2016	658,500
3,200,000	6.500%, 6/1/2017	3,304,000
	Rogers Communications, Inc.
2,410,000	8.750%, 5/1/2032	3,502,639
	SBA Tower Trust
3,500,000	5.101%, 4/15/2017[d]	3,806,250
	Telefonica Emisiones SAU
2,530,000	5.462%, 2/16/2021	2,402,440
	Telefonica SA
1,280,000	5.877%, 7/15/2019	1,256,347
	Telemar Norte Leste SA
3,800,000	5.500%, 10/23/2020[d]	3,610,000
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,130,562
2,550,000	6.750%, 6/15/2039	2,916,483
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,368,816
	VimpelCom Holdings BV
2,560,000	6.255%, 3/1/2017[d]	2,201,600
	Virgin Media Finance plc
2,520,000	9.500%, 8/15/2016	2,721,600

	Total Communications Services	126,121,393

Consumer Cyclical (5.2%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[d]	4,402,257
	Chrysler Group, LLC
1,290,000	8.000%, 6/15/2019[d,e]	1,006,200
	CVS Caremark Corporation
2,500,000	6.302%, 6/1/2037	2,418,750
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[d]	2,204,693
	FireKeepers Development Authority
1,240,000	13.875%, 5/1/2015[d]	1,401,200
	Ford Motor Credit Company, LLC
2,130,000	8.000%, 6/1/2014	2,258,233
1,930,000	7.000%, 4/15/2015	2,026,500
630,000	6.625%, 8/15/2017	656,024
2,550,000	5.000%, 5/15/2018[e]	2,463,086
1,290,000	5.875%, 8/2/2021	1,283,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Consumer Cyclical (5.2%) - continued
	Goodyear Tire & Rubber Company
$2,055,000	8.250%, 8/15/2020[e]	$2,090,963
	Home Depot, Inc.
625,000	3.950%, 9/15/2020	656,828
3,900,000	5.875%, 12/16/2036	4,540,349
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[d]	3,303,676
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[d]	2,582,979
	J.C. Penney Company, Inc.
1,950,000	5.650%, 6/1/2020	1,828,125
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[d]	3,242,764
	Macy’s Retail Holdings, Inc.
1,630,000	8.125%, 7/15/2015	1,897,736
1,920,000	7.450%, 7/15/2017	2,264,177
	MGM Resorts International
1,280,000	11.125%, 11/15/2017	1,404,800
1,300,000	9.000%, 3/15/2020	1,350,375
	Peninsula Gaming, LLC
480,000	10.750%, 8/15/2017	463,200
	RCI Banque SA
2,225,000	4.600%, 4/12/2016[d]	2,185,141
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,389,975
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	1,984,125
	Time Warner, Inc.
1,600,000	7.700%, 5/1/2032	2,030,282
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,046,248
	Toys R Us Property Company II, LLC
1,920,000	8.500%, 12/1/2017	1,872,000
	Volkswagen International Finance NV
2,545,000	2.875%, 4/1/2016[d]	2,565,640
	Wal-Mart Stores, Inc.
5,000,000	3.250%, 10/25/2020	5,179,630
4,000,000	5.250%, 9/1/2035	4,590,052
	West Corporation
1,580,000	7.875%, 1/15/2019	1,485,200
	Wyndham Worldwide Corporation
1,885,000	6.000%, 12/1/2016	1,971,508
1,270,000	5.625%, 3/1/2021	1,274,248

	Total Consumer Cyclical	74,320,105

Consumer Non-Cyclical (5.5%)
	Altria Group, Inc.
1,750,000	9.700%, 11/10/2018	2,319,084
1,595,000	4.750%, 5/5/2021	1,649,820
2,500,000	9.950%, 11/10/2038	3,562,707
	Amgen, Inc.
3,200,000	4.100%, 6/15/2021	3,444,416
	Anheuser-Busch InBev Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	2,970,972
2,525,000	5.000%, 4/15/2020	2,888,582
	Biomet, Inc.
2,525,000	10.000%, 10/15/2017[d]	2,600,750

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Consumer Non-Cyclical (5.5%) - continued
	Boston Scientific Corporation
$3,800,000	4.500%, 1/15/2015	$3,970,719
	Bunge Limited Finance Corporation
2,220,000	5.100%, 7/15/2015	2,307,226
1,600,000	4.100%, 3/15/2016	1,643,285
	Celgene Corporation
2,500,000	3.950%, 10/15/2020	2,532,610
	Coca-Cola Company
1,925,000	1.800%, 9/1/2016[d]	1,930,563
	Community Health Systems, Inc.
3,280,000	8.875%, 7/15/2015[e]	3,222,600
	DJO Finance, LLC/DJO Finance Corporation
640,000	7.750%, 4/15/2018[d]	547,200
	Endo Pharmaceuticals Holdings, Inc.
130,000	7.000%, 7/15/2019[d]	130,487
	Energizer Holdings, Inc.
1,750,000	4.700%, 5/19/2021[d]	1,871,795
	Express Scripts, Inc.
2,235,000	3.125%, 5/15/2016	2,256,700
	Fortune Brands, Inc.
808,000	6.375%, 6/15/2014	894,746
236,000	5.375%, 1/15/2016	260,338
	Hasbro, Inc.
3,250,000	6.350%, 3/15/2040	3,569,976
	HCA, Inc.
2,490,000	8.500%, 4/15/2019	2,639,400
1,270,000	7.250%, 9/15/2020	1,282,700
320,000	7.500%, 2/15/2022	295,200
	Hershey Company
1,600,000	4.125%, 12/1/2020	1,762,243
	JBS Finance II, Ltd.
1,250,000	8.250%, 1/29/2018[f]	1,031,250
	Kraft Foods, Inc.
2,600,000	6.125%, 2/1/2018	3,051,857
5,700,000	5.375%, 2/10/2020	6,450,810
	Life Technologies Corporation
1,250,000	6.000%, 3/1/2020	1,383,834
	Mylan, Inc.
3,855,000	7.875%, 7/15/2020[d]	4,028,475
	Roche Holdings, Inc.
3,210,000	6.000%, 3/1/2019[d]	3,921,923
	Stryker Corporation
2,580,000	2.000%, 9/30/2016	2,592,441
	Tenet Healthcare Corporation
580,000	8.875%, 7/1/2019	613,350
	Thermo Fisher Scientific, Inc.
1,285,000	3.600%, 8/15/2021	1,333,876
	Tyson Foods, Inc.
3,940,000	6.850%, 4/1/2016	4,284,750

	Total Consumer Non-Cyclical	79,246,685

Energy (9.4%)
	Anadarko Petroleum Corporation
3,400,000	6.375%, 9/15/2017	3,814,202
	BP Capital Markets plc
3,525,000	4.500%, 10/1/2020	3,818,030
1,900,000	4.742%, 3/11/2021	2,085,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Energy (9.4%) - continued
	CenterPoint Energy Resources Corporation
$6,850,000	6.125%, 11/1/2017	$7,989,532
	CNPC HK Overseas Capital, Ltd.
2,870,000	5.950%, 4/28/2041[d]	3,193,076
	Concho Resources, Inc.
1,280,000	6.500%, 1/15/2022	1,260,800
	Devon Energy Corporation
3,840,000	5.600%, 7/15/2041	4,426,740
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	1,010,815
3,800,000	8.050%, 10/1/2037[e]	3,923,565
	Energy Transfer Partners, LP
5,120,000	6.700%, 7/1/2018	5,730,842
3,500,000	4.650%, 6/1/2021	3,322,379
	Enterprise Products Operating, LLC
2,600,000	7.034%, 1/15/2068	2,635,750
4,000,000	6.300%, 9/15/2017	4,643,304
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,576,119
	Inergy, LP
630,000	6.875%, 8/1/2021	573,300
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	1,997,188
	Kinder Morgan Energy Partners, LP
1,270,000	3.500%, 3/1/2016	1,302,972
1,250,000	5.950%, 2/15/2018	1,422,621
3,100,000	5.800%, 3/1/2021	3,459,529
2,550,000	5.625%, 9/1/2041	2,533,285
	Linn Energy, LLC
3,250,000	7.750%, 2/1/2021	3,250,000
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,754,230
	Nabors Industries, Inc.
2,575,000	4.625%, 9/15/2021[d]	2,527,898
	Newfield Exploration Company
710,000	5.750%, 1/30/2022	702,012
	Nexen, Inc.
1,910,000	7.400%, 5/1/2028	2,289,561
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	4,070,207
1,270,000	6.000%, 3/1/2041	1,417,994
	Odebrecht Drilling Norbe VIII/IX, Ltd.
1,250,000	6.350%, 6/30/2021[d]	1,237,500
	ONEOK Partners, LP
3,250,000	6.850%, 10/15/2037	3,878,813
	Petrobras International Finance Company
3,175,000	5.375%, 1/27/2021	3,209,925
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,683,475
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	3,626,982
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,010,250
	Rowan Companies, Inc.
4,450,000	5.000%, 9/1/2017	4,611,232
	SandRidge Energy, Inc.
1,270,000	8.000%, 6/1/2018[d]	1,193,800
950,000	7.500%, 3/15/2021[d]	874,000

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Energy (9.4%) - continued
	Schlumberger Investment SA
$1,935,000	3.300%, 9/14/2021[d]	$1,936,929
	SESI, LLC
480,000	6.375%, 5/1/2019[d]	463,200
	Southwestern Energy Company
2,000,000	7.500%, 2/1/2018	2,265,424
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,273,206
	Suncor Energy, Inc.
4,710,000	6.100%, 6/1/2018	5,492,637
	Transocean, Inc.
2,200,000	4.950%, 11/15/2015	2,316,945
1,920,000	7.375%, 4/15/2018	2,196,770
1,930,000	6.500%, 11/15/2020	2,106,012
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020[e]	3,467,616
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,535,754
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	4,977,652
	Woodside Finance, Ltd.
3,125,000	4.500%, 11/10/2014[d]	3,317,966

	Total Energy	135,407,316

Financials (28.2%)
	Abbey National Capital Trust I
3,090,000	8.963%, 12/29/2049[g]	2,997,300
	Aegon NV
2,600,000	3.169%, 7/29/2049[b,g]	1,211,210
	Ally Financial, Inc.
1,300,000	7.500%, 12/31/2013	1,319,500
1,900,000	4.500%, 2/11/2014	1,738,500
1,570,000	7.500%, 9/15/2020	1,420,850
	American Express Credit Corporation
3,875,000	2.800%, 9/19/2016[e]	3,855,784
	American International Group, Inc.
3,225,000	4.250%, 9/15/2014	3,136,425
3,000,000	6.400%, 12/15/2020	3,056,370
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,308,965
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,206,178
	AXA SA
3,900,000	6.463%, 12/14/2018[d,g]	2,720,250
	Axis Specialty Finance, LLC
3,250,000	5.875%, 6/1/2020	3,333,216
	BAC Capital Trust VI
1,900,000	5.625%, 3/8/2035	1,360,522
	BAC Capital Trust XIV
3,190,000	1.126%, 6/1/2056[b]	1,709,454
	Banco BTG Pactual SA
3,200,000	4.875%, 7/8/2016[d]	3,088,000
	Banco do Brasil SA
3,845,000	5.875%, 1/26/2022[d]	3,662,363
	Bank of America Corporation
3,200,000	6.500%, 8/1/2016	3,177,747
2,580,000	5.625%, 10/14/2016	2,479,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (28.2%) - continued
$3,300,000	5.750%, 12/1/2017	$3,094,938
2,560,000	5.875%, 1/5/2021	2,392,724
1,900,000	8.000%, 12/29/2049[g]	1,615,285
	Bank of Nova Scotia
3,855,000	2.150%, 8/3/2016[d]	3,921,025
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[d]	4,960,415
	BBVA Bancomer SA/Texas
2,540,000	6.500%, 3/10/2021[d]	2,343,150
	BBVA International Preferred SA Unipersonal
3,150,000	5.919%, 12/29/2049[e,g]	2,136,828
	Bear Stearns Companies, LLC
2,100,000	4.650%, 7/2/2018	2,202,631
	Berkshire Hathaway, Inc.
3,215,000	3.750%, 8/15/2021	3,260,502
	Blackstone Holdings Finance Company, LLC
3,140,000	5.875%, 3/15/2021[d]	3,242,530
	BNP Paribas Home Loan Covered Bonds SA
4,400,000	2.200%, 11/2/2015[d]	4,274,481
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,115,854
	Camden Property Trust
2,240,000	4.625%, 6/15/2021[e]	2,227,210
	Capital One Capital V
1,925,000	10.250%, 8/15/2039	1,953,875
	Capital One Financial Corporation
1,500,000	6.150%, 9/1/2016	1,588,974
3,210,000	4.750%, 7/15/2021	3,215,280
	CIT Group, Inc.
950,000	5.250%, 4/1/2014[d]	919,125
3,304,731	7.000%, 5/1/2017	3,205,589
	Citigroup, Inc.
3,125,000	6.010%, 1/15/2015	3,321,200
2,500,000	4.750%, 5/19/2015	2,561,858
2,700,000	6.125%, 5/15/2018	2,896,031
2,550,000	8.500%, 5/22/2019	3,079,941
	CME Group Index Services, LLC
2,600,000	4.400%, 3/15/2018[d]	2,810,551
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,180,409
1,300,000	5.875%, 8/15/2020	1,335,747
	CommonWealth REIT
3,150,000	6.250%, 8/15/2016	3,381,254
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,915,000	5.250%, 5/24/2041	2,098,708
1,290,000	11.000%, 12/29/2049[d,g]	1,551,225
	Corporacion Andina de Fomento
1,540,000	8.125%, 6/4/2019	1,889,703
	Credit Suisse of New York, Convertible
1,280,000	0.500%, 6/22/2018	1,293,568
	Developers Diversified Realty Corporation
2,540,000	4.750%, 4/15/2018	2,316,856
	Discover Bank
1,875,000	8.700%, 11/18/2019	2,142,274
2,200,000	7.000%, 4/15/2020[e]	2,331,883
	DnB NOR Boligkreditt
4,400,000	2.900%, 3/29/2016[d]	4,559,795

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (28.2%) - continued
	Duke Realty, LP
$3,100,000	5.950%, 2/15/2017	$3,247,458
	Fairfax Financial Holdings, Ltd.
2,875,000	5.800%, 5/15/2021[d]	2,736,896
	Fifth Third Bancorp
1,900,000	3.625%, 1/25/2016	1,931,561
3,210,000	0.771%, 12/20/2016[b]	2,887,658
2,800,000	5.450%, 1/15/2017	2,976,481
	FUEL Trust
1,275,000	4.207%, 4/15/2016[d]	1,270,257
3,200,000	3.984%, 6/15/2016[d]	3,133,254
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,336,875
	General Electric Capital Corporation
1,900,000	6.000%, 8/7/2019	2,138,724
2,500,000	4.375%, 9/16/2020	2,543,878
1,600,000	5.300%, 2/11/2021	1,659,842
1,550,000	6.750%, 3/15/2032	1,769,435
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,384,904
2,850,000	5.950%, 1/18/2018	2,934,178
2,570,000	5.250%, 7/27/2021	2,535,344
3,200,000	6.750%, 10/1/2037	2,927,178
	Health Care Property Investors, Inc.
3,100,000	5.625%, 5/1/2017	3,216,262
	Health Care REIT, Inc.
3,200,000	6.125%, 4/15/2020	3,337,280
3,150,000	4.950%, 1/15/2021	3,025,594
	HSBC USA, Inc.
3,150,000	5.000%, 9/27/2020	2,980,152
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,225,778
	Hutchinson Whampoa Finance, Ltd.
2,550,000	6.000%, 12/29/2049[d,g]	2,441,625
	Icahn Enterprises, LP
1,290,000	7.750%, 1/15/2016	1,288,388
	ING Bank NV
3,150,000	2.500%, 1/14/2016[d]	3,156,552
	ING Capital Funding Trust III
3,200,000	3.969%, 12/29/2049[b,g]	2,393,270
	International Lease Finance Corporation
1,600,000	5.750%, 5/15/2016	1,422,102
3,125,000	6.750%, 9/1/2016[d]	3,132,813
	Itau Unibanco Holding SA
1,920,000	6.200%, 12/21/2021[d]	1,881,600
	J.P. Morgan Chase & Company
1,600,000	3.150%, 7/5/2016	1,589,610
3,150,000	5.500%, 10/15/2040	3,329,843
3,200,000	7.900%, 4/29/2049[g]	3,296,032
	J.P. Morgan Chase Capital XXV
3,100,000	6.800%, 10/1/2037	3,111,265
	Jefferies Group, Inc.
4,500,000	5.125%, 4/13/2018	4,214,268
	JPMorgan Chase Bank NA
3,215,000	5.875%, 6/13/2016	3,400,039
	KeyCorp
4,575,000	5.100%, 3/24/2021	4,616,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (28.2%) - continued
	Kilroy Realty, LP
$2,565,000	4.800%, 7/15/2018	$2,474,409
	LBG Capital No. 1 plc
1,900,000	7.875%, 11/1/2020[d]	1,377,500
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,093,692
1,875,000	4.750%, 10/1/2020	1,884,804
	Marsh & McLennan Companies, Inc.
1,925,000	4.800%, 7/15/2021	2,018,282
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,051,095
3,000,000	7.750%, 5/14/2038	2,787,471
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[d]	689,500
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[d]	2,531,250
	MF Global Holdings, Ltd.
1,600,000	6.250%, 8/8/2016[e]	1,511,184
	Morgan Stanley
3,125,000	4.200%, 11/20/2014	3,056,166
2,580,000	5.375%, 10/15/2015	2,559,458
3,190,000	3.800%, 4/29/2016	2,940,957
3,730,000	6.625%, 4/1/2018	3,700,391
1,900,000	5.625%, 9/23/2019	1,782,335
4,700,000	5.500%, 1/26/2020	4,314,247
	MUFG Capital Finance 1, Ltd.
3,230,000	6.346%, 7/29/2049[g]	3,262,397
	National City Bank
5,050,000	5.800%, 6/7/2017	5,494,087
	Nationwide Building Society
4,400,000	6.250%, 2/25/2020[d]	4,434,448
	Nordea Bank AB
4,470,000	4.875%, 5/13/2021[d]	3,819,615
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,596,676
	PNC Financial Services Group, Inc.
3,210,000	6.750%, 12/31/2049[e,g]	3,074,313
	Preferred Term Securities XXIII, Ltd.
5,066,247	0.547%, 12/22/2036[b,f]	2,482,461
	ProLogis, LP
2,550,000	6.250%, 3/15/2017	2,668,323
1,930,000	6.875%, 3/15/2020	2,013,519
	Prudential Financial, Inc.
1,250,000	6.200%, 1/15/2015	1,372,020
3,200,000	3.000%, 5/12/2016	3,131,389
3,125,000	5.375%, 6/21/2020	3,279,141
1,120,000	5.700%, 12/14/2036	1,086,416
1,425,000	6.200%, 11/15/2040	1,463,890
	QBE Capital Funding III, Ltd.
2,240,000	7.250%, 5/24/2041[d]	2,024,756
	Rabobank Capital Funding Trust II
2,126,000	5.260%, 12/29/2049[d,g]	1,998,667
	Regency Centers, LP
2,500,000	5.875%, 6/15/2017	2,703,645
	Regions Bank
1,930,000	7.500%, 5/15/2018	1,908,287
	Regions Financial Corporation
3,175,000	5.750%, 6/15/2015	3,048,000

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (28.2%) - continued
	Reinsurance Group of America, Inc.
$4,785,000	5.625%, 3/15/2017	$5,245,714
	Resona Bank, Ltd.
1,253,000	5.850%, 9/29/2049[d,g]	1,234,355
	Royal Bank of Scotland plc
2,500,000	4.875%, 3/16/2015	2,447,785
	Simon Property Group, LP
2,280,000	5.750%, 12/1/2015	2,515,836
1,250,000	10.350%, 4/1/2019	1,672,014
2,000,000	5.650%, 2/1/2020	2,193,242
	SLM Corporation
3,200,000	5.000%, 10/1/2013	3,132,410
3,300,000	5.375%, 5/15/2014	3,247,642
3,670,000	6.250%, 1/25/2016	3,602,230
1,930,000	8.450%, 6/15/2018	2,007,524
	Standard Chartered plc
3,775,000	3.850%, 4/27/2015[d]	3,867,084
	SunTrust Banks, Inc.
3,170,000	3.600%, 4/15/2016	3,213,933
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[d,g]	3,819,816
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,074,860
	U.S. Bank National Association
3,200,000	3.778%, 4/29/2020	3,240,464
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	3,123,462
	Unum Group
2,500,000	7.125%, 9/30/2016	2,880,703
	Ventas Realty, LP
3,200,000	4.750%, 6/1/2021	3,073,197
	Wachovia Bank NA
2,025,000	4.875%, 2/1/2015	2,131,794
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,622,787
	WEA Finance, LLC
1,500,000	7.125%, 4/15/2018[d]	1,713,459
	WellPoint, Inc.
3,215,000	3.700%, 8/15/2021	3,233,631
	Wells Fargo & Company
3,815,000	4.600%, 4/1/2021	4,077,876
	Willis North America, Inc.
3,500,000	6.200%, 3/28/2017	3,821,954
1,900,000	7.000%, 9/29/2019	2,197,933
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[d,e]	2,200,000

	Total Financials	407,902,959

Foreign Government (4.5%)
	Brazil Government International Bond
1,930,000	4.875%, 1/22/2021	2,063,170
	Chile Government International Bond
4,520,000	3.250%, 9/14/2021	4,407,000
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,430,249
	Finland Government International Bond
5,100,000	2.250%, 3/17/2016[d]	5,347,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Foreign Government (4.5%) - continued
	Hydro Quebec
$3,200,000	2.000%, 6/30/2016	$3,265,776
	Korea Development Bank
2,500,000	4.375%, 8/10/2015	2,555,567
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020[e]	3,409,875
2,230,000	6.050%, 1/11/2040	2,519,900
	Province of British Columbia
3,830,000	2.100%, 5/18/2016	3,979,516
3,250,000	2.650%, 9/22/2021	3,290,625
	Province of New Brunswick
3,850,000	2.750%, 6/15/2018	4,025,833
	Province of Ontario
10,500,000	2.300%, 5/10/2016	10,877,433
3,230,000	1.600%, 9/21/2016	3,222,636
8,680,000	3.000%, 7/16/2018	9,088,628
	Province of Quebec
4,507,000	2.750%, 8/25/2021	4,465,252

	Total Foreign Government	64,948,968

Mortgage-Backed Securities (5.1%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,875,000	3.000%, 10/1/2026[h]	18,414,039
13,175,000	5.000%, 10/1/2041[h]	14,171,359
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
27,485,000	4.500%, 10/1/2041[h]	29,155,566
9,400,000	5.500%, 10/1/2041[h]	10,200,466
2,000,000	6.000%, 10/1/2041[h]	2,193,750

	Total Mortgage-Backed Securities	74,135,180

Technology (1.9%)
	Amkor Technology, Inc.
3,190,000	6.625%, 12/1/2011[d,e]	2,855,050
	CA, Inc.
3,075,000	5.375%, 12/1/2019	3,382,768
	Equinix, Inc.
1,800,000	8.125%, 3/1/2018	1,894,500
640,000	7.000%, 7/15/2021	637,600
	Freescale Semiconductor, Inc.
1,280,000	9.250%, 4/15/2018[d]	1,315,200
	Hewlett-Packard Company
3,200,000	2.650%, 6/1/2016	3,196,042
	Intel Corporation
1,940,000	3.300%, 10/1/2021	1,981,791
	Seagate HDD Cayman
1,910,000	7.750%, 12/15/2018[d]	1,871,800
	Texas Instruments, Inc.
5,000,000	2.375%, 5/16/2016	5,127,150
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,383,446
950,000	5.625%, 12/15/2019	1,025,339
2,550,000	4.500%, 5/15/2021	2,550,288

	Total Technology	27,220,974

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Transportation (2.4%)
	American Airlines Pass Through Trust
$1,783,372	10.375%, 7/2/2019	$1,899,292
	Burlington Northern Santa Fe, LLC
3,200,000	5.400%, 6/1/2041	3,611,811
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[d]	2,112,000
1,070,907	7.250%, 11/10/2019	1,108,388
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,616,746
1,280,000	4.250%, 6/1/2021	1,357,165
1,807,000	6.220%, 4/30/2040	2,273,130
	Delta Air Lines, Inc.
2,562,763	4.950%, 11/23/2019[e]	2,517,915
1,465,811	7.750%, 12/17/2019	1,542,766
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[d]	3,778,916
1,915,000	4.500%, 8/16/2021[d]	1,931,931
	Hertz Corporation
2,580,000	6.750%, 4/15/2019	2,341,350
	Kansas City Southern de Mexico SA de CV
480,000	6.125%, 6/15/2021	475,200
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017	1,472,250
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
480,000	9.250%, 4/15/2019[d]	418,800
	Railamerica, Inc.
1,940,000	9.250%, 7/1/2017	2,100,050
	Union Pacific Corporation
1,920,000	4.750%, 9/15/2041	1,972,249
	US Airways Group, Inc.
2,200,000	6.250%, 4/22/2023	1,936,000

	Total Transportation	34,465,959

U.S. Government and Agencies (4.7%)
	U.S. Treasury Bonds
6,000,000	4.375%, 5/15/2041	7,751,280
	U.S. Treasury Notes
3,150,000	1.250%, 10/31/2015	3,216,692
3,400,000	1.500%, 6/30/2016	3,493,772
6,500,000	1.000%, 8/31/2016	6,516,250
3,000,000	3.000%, 2/28/2017	3,305,157
3,190,000	2.875%, 3/31/2018	3,501,523
2,560,000	3.625%, 2/15/2020	2,955,200
9,500,000	3.500%, 5/15/2020	10,879,685
7,020,000	2.625%, 11/15/2020	7,507,012
6,955,000	3.625%, 2/15/2021	8,034,652
4,355,000	3.125%, 5/15/2021	4,833,702
3,800,000	2.125%, 8/15/2021	3,867,108
2,000,000	3.875%, 8/15/2040	2,376,250

	Total U.S. Government and Agencies	68,238,283

U.S. Municipals (0.5%)
	California General Obligation Bonds (Build America Bonds)
1,280,000	7.950%, 3/1/2036	1,452,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
U.S. Municipals (0.5%) - continued
	Denver, Colorado City & County Airport Revenue Bonds
$2,550,000	5.250%, 11/15/2022	$2,833,024
	Illinois State General Obligation Bonds
3,175,000	5.877%, 3/1/2019	3,388,773

	Total U.S. Municipals	7,674,162

Utilities (5.6%)
	AES Corporation
1,565,000	7.750%, 10/15/2015	1,588,475
740,000	7.375%, 7/1/2021[d,e]	699,300
	Ameren Illinois Company
3,200,000	6.125%, 11/15/2017	3,758,752
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,950,063
	CMS Energy Corporation
2,510,000	4.250%, 9/30/2015	2,469,536
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,790,413
	Comision Federal de Electricidad
1,125,000	4.875%, 5/26/2021[d]	1,130,625
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,760,110
	Consolidated Natural Gas Company
1,550,000	5.000%, 12/1/2014	1,703,058
	Dolphin Subsidiary II, Inc.
3,230,000	6.500%, 10/15/2016[d]	3,189,625
	Dominion Resources, Inc.
2,540,000	2.669%, 9/30/2066[b]	2,260,600
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	3,024,795
	Duquesne Light Holdings, Inc.
3,200,000	5.900%, 12/1/2021[d]	3,242,653
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,133,347
2,500,000	4.000%, 10/1/2020	2,485,438
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,624,456
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[d]	3,396,960
2,600,000	6.050%, 1/31/2018[d]	2,968,384
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,910,000	6.500%, 8/15/2021	1,957,750
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,780,759
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,259,866
3,200,000	5.450%, 9/15/2020	3,471,274
	NRG Energy, Inc.
1,930,000	7.875%, 5/15/2021[d]	1,765,950
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,921,727
	Ohio Power Company
2,200,000	5.375%, 10/1/2021	2,460,922

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Utilities (5.6%) - continued
	Pennsylvania Electric Company
$3,700,000	5.200%, 4/1/2020	$4,136,008
	Petrobras International Finance Company
2,050,000	5.750%, 1/20/2020	2,127,900
	Power Receivables Finance, LLC
393,718	6.290%, 1/1/2012[f]	394,103
	PSEG Power, LLC
3,600,000	5.000%, 4/1/2014	3,854,786
1,300,000	5.320%, 9/15/2016	1,437,736
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,584,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	3,296,178
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,446,192

	Total Utilities	81,071,741

	Total Long-Term Fixed Income (cost $1,348,917,038)	1,368,385,418

Shares	Preferred Stock (0.7%)	Value
Financials (0.7%)
83,918	Citigroup Capital XII, 8.500%	2,106,342
22,000	Citigroup, Inc., Convertible, 7.500%	1,751,860
359,990	Federal National Mortgage Association, 8.250%[g,i]	683,981
55,250	GMAC Capital Trust I, 8.125%	1,008,313
81,250	HSBC Holdings plc, 8.000%[g]	2,066,187
3,190	SG Preferred Capital II, LLC, 6.302%[d,g]	3,003,584

	Total Financials	10,620,267

	Total Preferred Stock (cost $17,836,750)	10,620,267

Shares	Mutual Funds (0.3%)	Value
Fixed Income Mutual Funds (0.3%)
967,431	Thrivent High Yield Fund	4,314,742

	Total Fixed Income Mutual Funds	4,314,742

	Total Mutual Funds (cost $3,463,403)	4,314,742

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
17,331	CIT Group, Inc.[i]	526,343

	Total Financials	526,343

	Total Common Stock (cost $554,987)	526,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Collateral Held for Securities Loaned (2.9%)	Value
42,675,438	Thrivent Financial Securities Lending Trust	$42,675,438

	Total Collateral Held for Securities Loaned (cost $42,675,438)	42,675,438

Principal Amount	Short-Term Investments (7.0%)[j]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.036%, 10/21/2011[k]	4,999,900
5,000,000	0.025%, 11/9/2011[k]	4,999,865
10,000,000	0.030%, 11/14/2011[k]	9,999,633
25,000,000	0.020%, 11/18/2011[k]	24,999,333
16,635,000	0.020%, 11/23/2011[k]	16,634,510
4,525,000	0.020%, 12/23/2011[k]	4,524,791
	Federal Home Loan Mortgage Corporation Discount Notes
20,000,000	0.030%, 12/6/2011[k]	19,998,900
	Federal National Mortgage Association Discount Notes
9,000,000	0.025%, 12/21/2011[k]	8,999,494
4,000,000	0.020%, 12/28/2011[k]	3,999,805
1,800,000	0.105%, 2/22/2012[k,l]	1,799,257

	Total Short-Term Investments (at amortized cost)	100,955,488

	Total Investments (cost $1,531,234,797) 106.7%	$1,543,335,220

	Other Assets and Liabilities, Net (6.7%)	(97,447,238)

	Total Net Assets 100.0%	$1,445,887,982

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c	All or a portion of the security is insured or guaranteed.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $227,248,104 or 15.7% of total net assets.

e	All or a portion of the security is on loan.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,031,446
Commercial Mortgage Pass-Through Certificates	10/18/2006	$2,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	$4,750,000
JBS Finance II, Ltd.	7/22/2010	$1,232,925
Power Receivables Finance, LLC	9/30/2003	$393,602
Preferred Term Securities XXIII, Ltd.	9/14/2006	$5,066,247
Wachovia Bank Commercial Mortgage Trust	5/2/2007	$7,500,420

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At September 30, 2011, $1,729,285 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$65,436,663
Gross unrealized depreciation	(53,336,240)

Net unrealized appreciation (depreciation)	$12,100,423

Cost for federal income tax purposes	$1,531,234,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Capital Goods	610,131	–	610,131	–
Communications Services	2,128,867	–	2,128,867	–
Consumer Cyclical	2,219,819	–	2,219,819	–
Consumer Non-Cyclical	1,937,577	–	1,937,577	–
Energy	1,564,864	–	1,564,864	–
Financials	1,404,000	–	1,404,000	–
Technology	3,598,079	–	3,598,079	–
Transportation	2,394,187	–	2,394,187	–
Long-Term Fixed Income
Asset-Backed Securities	14,689,193	–	14,689,193	–
Basic Materials	77,915,938	–	77,915,938	–
Capital Goods	29,190,573	–	29,190,573	–
Collateralized Mortgage Obligations	22,572,108	–	22,572,108	–
Commercial Mortgage-Backed
Securities	43,263,881	–	43,263,881	–
Communications Services	126,121,393	–	122,315,143	3,806,250
Consumer Cyclical	74,320,105	–	74,320,105	–
Consumer Non-Cyclical	79,246,685	–	79,246,685	–
Energy	135,407,316	–	135,407,316	–
Financials	407,902,959	–	404,126,930	3,776,029
Foreign Government	64,948,968	–	64,948,968	–
Mortgage-Backed Securities	74,135,180	–	74,135,180	–
Technology	27,220,974	–	27,220,974	–
Transportation	34,465,959	–	34,465,959	–
U.S. Government and Agencies	68,238,283	–	68,238,283	–
U.S. Municipals	7,674,162	–	7,674,162	–
Utilities	81,071,741	–	81,071,741	–
Preferred Stock
Financials	10,620,267	7,616,683	3,003,584	–
Mutual Funds
Fixed Income Mutual Funds	4,314,742	4,314,742	–	–
Common Stock
Financials	526,343	526,343	–	–
Collateral Held for Securities Loaned	42,675,438	42,675,438	–	–
Short-Term Investments	100,955,488	–	100,955,488	–

Total	$1,543,335,220	$55,133,206	$1,480,619,735	$7,582,279

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,262,234	2,262,234	–	–
Credit Default Swaps	301,359	–	301,359	–

Total Asset Derivatives	$2,563,593	$2,262,234	$301,359	$–

Liability Derivatives
Futures Contracts	595,586	595,586	–	–
Credit Default Swaps	156,444	–	156,444	–

Total Liability Derivatives	$752,030	$595,586	$156,444	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Income Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income Communications Services	–	–	167,468	–	–	3,638,782	–	3,806,250
Financials	2,871,390	–	27,706	1,280,000	(403,067)	–	–	3,776,029
Transportation	12,402,746	588,513	(1,091,161)	–	(7,349,652)	–	(4,550,446)	–

Total	$15,274,136	$588,513	($895,987)	$1,280,000	($7,752,719)	$3,638,782	($4,550,446)	$7,582,279

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on September 30, 2011 of $132,614.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	December 2011	$69,463,384	$69,363,986	($99,398)
5-Yr. U.S. Treasury Bond Futures	(595)	December 2011	(72,857,798)	(72,878,207)	(20,409)
10-Yr. U.S. Treasury Bond Futures	(1,435)	December 2011	(186,208,752)	(186,684,531)	(475,779)
20-Yr. U.S. Treasury Bond Futures	600	December 2011	83,312,766	85,575,000	2,262,234
Total Futures Contracts					$1,666,648

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 16, 5 Year, at 1.00%; Bank of America	Buy	6/20/2016	$19,200,000	$–	$301,359	$301,359
iTraxx, Series 15, 5 Year, at 1.00%; Bank of America	Buy	6/20/2016	6,500,000	(793,972)	637,528	(156,444)
Total Credit Default Swaps					$938,887	$144,915

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
High Yield Fund	$18,293,310	$–	$13,630,000	967,431	$4,314,742	$811,157
Thrivent Financial Securities Lending Trust	13,325,870	198,110,418	168,760,850	42,675,438	42,675,438	27,577
Total Value and Income Earned	31,619,180				46,990,180	838,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Bond Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Asset-Backed Securities (3.2%)
	Countrywide Asset-Backed Certificates
$404,152	5.549%, 8/25/2021[a]	$352,447
	Countrywide Home Loans, Inc.
483,333	6.085%, 6/25/2021[a]	320,777
	Credit Based Asset Servicing and Securitization, LLC
391,523	5.501%, 12/25/2036	277,561
	First Horizon ABS Trust
1,166,742	0.365%, 10/25/2026[a,b]	843,404
1,031,840	0.395%, 10/25/2034[a,b]	642,900
	GMAC Mortgage Corporation Loan Trust
1,274,036	0.415%, 8/25/2035[a,b]	789,079
1,552,815	0.415%, 12/25/2036[a,b]	951,197
	Green Tree Financial Corporation
21,582	6.330%, 11/1/2029	22,121
	IndyMac Seconds Asset-Backed Trust
526,156	0.405%, 10/25/2036[a,b]	98,113
	Wachovia Asset Securitization, Inc.
1,281,918	0.375%, 7/25/2037[a,b,c]	910,697

	Total Asset-Backed Securities	5,208,296

Basic Materials (0.4%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	34,010
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	533,683

	Total Basic Materials	567,693

Capital Goods (1.4%)
	Boeing Capital Corporation
375,000	2.125%, 8/15/2016	379,453
	Danaher Corporation
375,000	2.300%, 6/23/2016	384,157
	General Electric Company
600,000	5.000%, 2/1/2013	628,398
	Republic Services, Inc.
500,000	5.250%, 11/15/2021	560,464
	United Technologies Corporation
275,000	6.050%, 6/1/2036	348,676

	Total Capital Goods	2,301,148

Collateralized Mortgage Obligations (1.1%)
	Bear Stearns Mortgage Funding Trust
210,320	0.514%, 8/25/2036[b]	59,620
	Merrill Lynch Mortgage Investors, Inc.
1,037,970	2.618%, 6/25/2035	853,140
	Thornburg Mortgage Securities Trust
811,173	0.345%, 11/25/2046[b]	807,164

	Total Collateralized Mortgage Obligations	1,719,924

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Commercial Mortgage-Backed Securities (6.5%)
	Banc of America Commercial Mortgage, Inc.
$645,000	5.801%, 6/10/2049	$678,299
	Bear Stearns Commercial Mortgage Securities, Inc.
1,692,872	0.379%, 3/15/2022[b,c]	1,654,642
	Commercial Mortgage Pass-Through Certificates
2,500,000	0.359%, 12/15/2020[b,c]	2,367,627
500,000	5.306%, 12/10/2046	524,774
	Credit Suisse Mortgage Capital Certificates
1,133,978	0.399%, 10/15/2021[b,d]	1,049,126
235,000	5.467%, 9/15/2039	241,708
	General Electric Commercial Mortgage Corporation
539,574	4.641%, 3/10/2040	551,563
	GS Mortgage Securities Corporation II
2,000,000	1.317%, 3/6/2020[b,d]	1,986,320
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	956,181
	Morgan Stanley Capital I
500,000	3.224%, 7/15/2049[e]	506,715

	Total Commercial Mortgage-Backed Securities	10,516,955

Communications Services (1.8%)
	AT&T, Inc.
300,000	6.400%, 5/15/2038	348,190
	BellSouth Corporation
27,000	6.875%, 10/15/2031	33,635
	CBS Corporation
350,000	7.875%, 9/1/2023	442,042
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	154,367
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	515,761
	News America, Inc.
275,000	6.400%, 12/15/2035	297,792
	Telecom Italia Capital SA
800,000	5.250%, 10/1/2015	762,706
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	364,960
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	37,112

	Total Communications Services	2,956,565

Consumer Cyclical (1.1%)
	Daimler Finance NA, LLC
27,000	8.500%, 1/18/2031	38,181
	Target Corporation
27,000	7.000%, 7/15/2031	35,862
	Time Warner, Inc.
27,000	7.625%, 4/15/2031	33,703
	University of Southern California
275,000	5.250%, 10/1/2111	308,761
	Wal-Mart Stores, Inc.
527,000	7.550%, 2/15/2030	752,199

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Bond Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Consumer Cyclical (1.1%) - continued
	Walt Disney Company
$500,000	5.625%, 9/15/2016	$587,546

	Total Consumer Cyclical	1,756,252

Consumer Non-Cyclical (2.2%)
	AmerisourceBergen Corporation
500,000	4.875%, 11/15/2019	560,612
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	321,520
	Colgate-Palmolive Company
500,000	1.250%, 5/1/2014	505,742
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	402,171
	Kellogg Company
600,000	4.250%, 3/6/2013	627,118
27,000	7.450%, 4/1/2031	39,058
	Kraft Foods, Inc.
27,000	6.500%, 11/1/2031	33,880
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	386,738
	Wyeth
550,000	6.000%, 2/15/2036	677,852

	Total Consumer Non-Cyclical	3,554,691

Energy (1.4%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	31,974
	Cameron International Corporation
200,000	4.500%, 6/1/2021	209,931
	Conoco, Inc.
27,000	6.950%, 4/15/2029	35,945
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	37,812
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	503,687
	Kinder Morgan Energy Partners, LP
300,000	4.150%, 3/1/2022	296,288
	Petrobras International Finance Company
325,000	5.375%, 1/27/2021	328,575
	Petro-Canada
300,000	6.800%, 5/15/2038	362,797
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	526,611

	Total Energy	2,333,620

Financials (8.6%)
	African Development Bank
250,000	6.875%, 10/15/2015	297,778
	AXA SA
27,000	8.600%, 12/15/2030	30,228
	BAC Capital Trust XI
275,000	6.625%, 5/23/2036	206,856
	Barclays Bank plc
500,000	2.375%, 1/13/2014	489,000
300,000	5.000%, 9/22/2016	300,673
	Bear Stearns Companies, LLC
500,000	4.650%, 7/2/2018	524,436

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Financials (8.6%) - continued
	BNP Paribas SA
1,100,000	5.186%, 6/29/2049[d,f]	759,000
	Capital One Financial Corporation
$375,000	2.125%, 7/15/2014	$371,263
	Chubb Corporation
600,000	6.500%, 5/15/2038	743,928
	Citigroup, Inc.
500,000	1.176%, 4/1/2014[b]	478,639
250,000	4.700%, 5/29/2015	252,927
	Cooperative Centrale Raiffeisen-Boerenleenbank BA
350,000	4.750%, 1/15/2020[d]	383,084
	Danske Bank AS
500,000	3.875%, 4/14/2016[d]	483,395
	Fifth Third Bancorp
325,000	3.625%, 1/25/2016	330,399
	FUEL Trust
150,000	4.207%, 4/15/2016[d]	149,442
200,000	3.984%, 6/15/2016[d]	195,828
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	486,859
	HCP, Inc.
325,000	3.750%, 2/1/2016	321,181
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	469,305
	HSBC Finance Corporation
650,000	6.375%, 11/27/2012	673,693
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	299,963
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	820,250
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	251,031
	Landwirtschaftliche Rentenbank
1,250,000	1.875%, 9/17/2018	1,244,170
	Lloyds TSB Bank plc
350,000	5.800%, 1/13/2020[d]	332,799
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	206,071
375,000	4.800%, 7/15/2021	393,172
	Merrill Lynch & Company, Inc.
475,000	5.000%, 2/3/2014	465,507
	MetLife, Inc.
200,000	5.000%, 6/15/2015	219,104
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	512,633
	Preferred Term Securities XXIII, Ltd.
1,085,624	0.547%, 12/22/2036[b,c]	531,956
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	266,754
	Wachovia Bank NA
500,000	4.875%, 2/1/2015	526,369
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013	500

	Total Financials	14,018,193

Foreign Government (3.1%)
	Bank Nederlandse Gemeenten NV
750,000	4.375%, 2/16/2021[d]	844,842

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Bond Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Foreign Government (3.1%) - continued
	Chile Government International Bond
$350,000	3.875%, 8/5/2020	$364,875
	Finland Government International Bond
500,000	2.250%, 3/17/2016[d]	524,265
	Hydro-Quebec
27,000	8.400%, 1/15/2022	39,534
	Italy Government International Bond
200,000	4.375%, 6/15/2013	200,543
700,000	5.375%, 6/12/2017	689,253
	Nova Scotia Government Notes
250,000	7.250%, 7/27/2013	276,515
	Province of British Columbia
750,000	2.650%, 9/22/2021	759,375
	Province of New Brunswick
250,000	2.750%, 6/15/2018	261,418
	Quebec Government Notes
400,000	4.875%, 5/5/2014[g]	440,530
400,000	7.500%, 7/15/2023	571,156

	Total Foreign Government	4,972,306

Mortgage-Backed Securities (31.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,096	6.500%, 10/1/2012	1,125
1,008	6.500%, 1/1/2013	1,052
1,110	6.000%, 9/1/2013	1,203
1,271	5.500%, 3/1/2014	1,375
6,856	6.000%, 4/1/2014	7,436
3,113	7.000%, 10/1/2014	3,319
5,594	6.500%, 3/1/2016	6,033
12,659	6.000%, 6/1/2016	13,753
12,321	6.000%, 9/1/2016	13,386
154,129	7.000%, 6/1/2017	168,276
190,294	5.500%, 12/1/2017	206,222
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,305	6.500%, 4/1/2024	4,794
4,296	7.000%, 5/1/2024	4,913
1,209	7.500%, 8/1/2025	1,398
14,163	8.500%, 11/1/2025	16,959
1,558	8.000%, 1/1/2026	1,840
1,749	7.000%, 4/1/2027	2,011
2,589	7.500%, 7/1/2027	3,000
4,456	7.000%, 8/1/2027	5,123
2,529	7.500%, 10/1/2027	2,936
2,918	7.000%, 5/1/2028	3,360
17,818	6.000%, 8/1/2028	19,776
6,321	6.500%, 2/1/2029	7,173
16,440	6.000%, 3/1/2029	18,237
10,037	7.000%, 7/1/2029	11,573
9,713	7.500%, 10/1/2029	11,309
4,107	7.500%, 11/1/2029	4,782
5,886	6.500%, 5/1/2031	6,657
28,899	6.000%, 6/1/2031	32,058
6,718	7.000%, 6/1/2031	7,765
7,268	7.000%, 6/1/2031	8,401
22,938	6.000%, 7/1/2031	25,445
7,940	7.000%, 9/1/2031	9,178

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Mortgage-Backed Securities (31.7%) - continued
$10,163	6.500%, 10/1/2031	$11,496
122,325	6.000%, 1/1/2032	135,693
26,406	6.000%, 1/1/2032	29,291
15,162	7.000%, 5/1/2032	17,545
125,620	6.500%, 7/1/2032	141,773
127,410	6.500%, 10/1/2032	143,793
185,697	6.000%, 11/1/2032	205,990
11,500,000	5.000%, 10/1/2041[e]	12,330,162
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
324	8.000%, 7/1/2012	335
609	6.500%, 12/1/2012	626
2,092	6.500%, 6/1/2013	2,187
4,470	6.000%, 12/1/2013	4,849
12,250,000	3.000%, 10/1/2026[e]	12,619,411
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,177	10.500%, 8/1/2020	4,846
2,906	8.000%, 12/1/2024	3,382
3,366	7.000%, 10/1/2025	3,849
15,073	6.500%, 11/1/2025	16,709
743	8.500%, 12/1/2025	870
2,451	7.500%, 1/1/2026	2,839
4,181	6.500%, 5/1/2026	4,738
2,983	8.000%, 9/1/2026	3,485
4,848	7.500%, 2/1/2027	5,629
3,482	7.000%, 3/1/2027	3,991
5,787	6.500%, 8/1/2027	6,555
4,409	9.000%, 11/1/2027	5,189
1,952	7.000%, 1/1/2028	2,241
41,038	7.500%, 2/1/2028	47,754
3,501	6.000%, 5/1/2028	3,889
1,468	6.500%, 9/1/2028	1,663
10,145	7.000%, 10/1/2028	11,672
25,252	7.500%, 11/1/2028	29,318
7,201	6.500%, 2/1/2029	8,157
22,724	6.000%, 3/1/2029	25,240
12,316	7.000%, 3/1/2029	14,178
27,587	6.500%, 4/1/2029	31,250
2,519	6.500%, 8/1/2029	2,853
8,062	7.500%, 8/1/2029	9,416
7,291	7.000%, 10/1/2029	8,393
7,090	7.500%, 12/1/2029	8,281
4,400	8.000%, 4/1/2030	5,162
1,753	7.500%, 12/1/2030	2,051
38,409	6.000%, 5/1/2031	42,661
115,348	6.500%, 4/1/2032	129,796
81,283	6.500%, 5/1/2032	91,465
64,196	7.000%, 5/1/2032	73,900
335,887	6.500%, 7/1/2032	377,961
158,388	6.500%, 8/1/2032	178,228
14,450,000	4.500%, 10/1/2041[e]	15,328,285
7,500,000	5.500%, 10/1/2041[e]	8,138,670
	Government National Mortgage Association 15-Yr. Pass Through
6,403	7.000%, 9/15/2013	6,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

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Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Mortgage-Backed Securities (31.7%) - continued
	Government National Mortgage Association 30-Yr. Pass Through
$4,830	7.500%, 3/15/2023	$5,614
1,752	7.000%, 1/15/2024	2,028
2,423	9.000%, 9/15/2024	2,906
5,970	8.000%, 6/15/2025	7,050
1,814	8.000%, 9/15/2026	2,141
7,780	7.500%, 10/15/2027	9,095
6,497	7.000%, 11/15/2027	7,551
3,557	7.000%, 1/15/2028	4,142
6,940	6.500%, 7/15/2028	8,026
5,666	7.000%, 8/15/2028	6,599
47,598	7.500%, 11/15/2028	55,748
8,087	6.500%, 12/15/2028	9,352
29,905	6.500%, 3/15/2029	34,583
2,943	6.500%, 4/15/2029	3,404
6,539	8.000%, 10/15/2030	7,776
11,069	7.500%, 1/15/2031	13,044
4,664	7.000%, 4/15/2031	5,468
14,866	6.500%, 6/15/2031	17,191
17,348	7.000%, 9/15/2031	20,339
180,204	6.500%, 1/15/2032	208,393
28,052	6.500%, 4/15/2032	32,441

	Total Mortgage-Backed Securities	51,379,208

Technology (0.7%)
	Hewlett-Packard Company
200,000	4.300%, 6/1/2021	201,913
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	503,604
	Xerox Corporation
400,000	4.500%, 5/15/2021	400,045

	Total Technology	1,105,562

Transportation (0.5%)
	Delta Air Lines, Inc.
295,704	4.950%, 11/23/2019[g]	290,529
	Union Pacific Corporation
437,000	4.163%, 7/15/2022[d]	466,365

	Total Transportation	756,894

U.S. Government and Agencies (39.4%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,044,379
	Federal Home Loan Banks
1,000,000	3.625%, 5/29/2013	1,053,454
5,000,000	0.320%, 9/16/2013[b]	4,997,040
850,000	4.500%, 9/16/2013	917,289
1,000,000	3.625%, 10/18/2013	1,064,174
3,750,000	5.000%, 11/17/2017	4,515,142
	Federal Home Loan Mortgage Corporation
500,000	3.750%, 6/28/2013	529,718
1,000,000	5.125%, 11/17/2017	1,203,317
350,000	6.750%, 3/15/2031	529,716
	Federal National Mortgage Association
1,000,000	0.625%, 10/30/2014[g]	997,373

Principal Amount	Long-Term Fixed Income (105.1%)	Value
U.S. Government and Agencies (39.4%) - continued
$500,000	5.960%, 9/11/2028	$667,056
100,000	6.250%, 5/15/2029	141,798
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	288,739
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	269,820
350,000	5.250%, 9/15/2039	448,304
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,407,423
4,150,000	4.375%, 5/15/2041	5,361,302
	U.S. Treasury Notes
3,500,000	0.375%, 8/31/2012	3,506,426
2,750,000	2.000%, 11/30/2013	2,849,044
1,500,000	2.250%, 5/31/2014	1,573,125
2,000,000	4.250%, 8/15/2014	2,218,438
3,000,000	2.375%, 8/31/2014	3,168,516
600,000	1.250%, 10/31/2015	612,703
3,150,000	2.000%, 1/31/2016	3,311,929
4,000,000	2.625%, 2/29/2016	4,314,064
750,000	2.750%, 11/30/2016	815,859
3,250,000	3.000%, 2/28/2017	3,580,587
1,000,000	2.250%, 11/30/2017	1,059,531
1,250,000	2.750%, 2/28/2018	1,362,207
1,750,000	2.375%, 6/30/2018	1,861,563
2,000,000	1.500%, 8/31/2018	2,009,688
3,300,000	3.125%, 5/15/2021	3,662,736
500,000	3.500%, 2/15/2039	555,938

	Total U.S. Government and Agencies	63,898,398

U.S. Municipals (0.3%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
350,000	5.720%, 12/1/2038	425,372

	Total U.S. Municipals	425,372

Utilities (1.7%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	456,320
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	329,418
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	33,300
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	37,806
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	543,069
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	319,751
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	512,549
	Southern California Edison Company
225,000	5.000%, 1/15/2014	244,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Bond Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (105.1%)	Value
Utilities (1.7%) - continued
	Xcel Energy, Inc.
$275,000	6.500%, 7/1/2036	$351,689

	Total Utilities	2,828,222

	Total Long-Term Fixed Income (cost $167,012,311)	170,299,299

Shares	Collateral Held for Securities Loaned (1.1%)	Value
1,778,267	Thrivent Financial Securities Lending Trust	1,778,267

	Total Collateral Held for Securities Loaned (cost $1,778,267)	1,778,267

Principal Amount	Short-Term Investments (22.2%)[h]	Value
	Federal Home Loan Bank Discount Notes
9,000,000	0.010%, 10/26/2011[i]	8,999,937
20,000,000	0.030%, 11/14/2011[i]	19,999,267
5,000,000	0.020%, 11/18/2011[i]	4,999,867
	Federal National Mortgage Association Discount Notes
2,000,000	0.020%, 12/21/2011[i]	1,999,910

	Total Short-Term Investments (at amortized cost)	35,998,981

	Total Investments (cost $204,789,559) 128.4%	$208,076,547

	Other Assets and Liabilities, Net (28.4%)	(45,995,727)

	Total Net Assets 100.0%	$162,080,820

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial
Mortgage Securities, Inc.	3/30/2007	$1,692,872
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,500,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,085,624
Wachovia Asset Securitization, Inc.	3/16/2007	1,281,918
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $7,844,594 or 4.8% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	All or a portion of the security is on loan.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,575,168
Gross unrealized depreciation	(5,288,180)

Net unrealized appreciation (depreciation)	$3,286,988

Cost for federal income tax purposes	$204,789,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Bond Index Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	5,208,296	–	5,208,296	–
Basic Materials	567,693	–	567,693	–
Capital Goods	2,301,148	–	2,301,148	–
Collateralized Mortgage Obligations	1,719,924	–	1,719,924	–
Commercial Mortgage-Backed
Securities	10,516,955	–	10,516,955	–
Communications Services	2,956,565	–	2,956,565	–
Consumer Cyclical	1,756,252	–	1,756,252	–
Consumer Non-Cyclical	3,554,691	–	3,554,691	–
Energy	2,333,620	–	2,333,620	–
Financials	14,018,193	–	13,486,237	531,956
Foreign Government	4,972,306	–	4,972,306	–
Mortgage-Backed Securities	51,379,208	–	51,379,208	–
Technology	1,105,562	–	1,105,562	–
Transportation	756,894	–	756,894	–
U.S. Government and Agencies	63,898,398	–	63,898,398	–
U.S. Municipals	425,372	–	425,372	–
Utilities	2,828,222	–	2,828,222	–
Collateral Held for Securities Loaned	1,778,267	1,778,267	–	–
Short-Term Investments	35,998,981	–	35,998,981	–

Total	$208,076,547	$1,778,267	$205,766,324	$531,956

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Bond Index Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income
Asset-Backed Securities	1,095,928	–	(5,912)	–	(179,319)	–	(910,697)	–
Financials	615,298	–	3,029	–	(86,371)	–	–	531,956

Total	$1,711,226	$–	($2,883)	$–	($265,690)	$–	($910,697)	$531,956

*Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on September 30, 2011 of ($37,997).

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$357,000	$46,674,258	$45,252,991	1,778,267	$1,778,267	$3,220
Total Value and Income Earned	357,000				1,778,267	3,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Asset-Backed Securities (12.2%)
	Avis Budget Rental Car Funding
$5,500,000	2.370%, 11/20/2014[a]	$5,608,763
	Bank of America Auto Trust
4,170,969	1.390%, 3/15/2014[a]	4,186,560
	Carrington Mortgage Loan Trust
1,400,000	0.385%, 8/25/2036[b]	449,362
	Chrysler Financial Auto Securitization
2,944,149	2.820%, 1/15/2016	2,971,559
	CIT Equipment
624,377	3.070%, 8/15/2016[a]	625,999
	Citibank Omni Master Trust
6,000,000	2.329%, 5/16/2016[a,b]	6,051,066
	CNH Equipment Trust
3,339,676	7.210%, 12/16/2013	3,440,250
	Countrywide Asset-Backed Certificates
808,304	5.549%, 8/25/2021[c]	704,894
	Countrywide Home Loans, Inc.
2,900,000	6.085%, 6/25/2021[c]	1,924,660
	Credit Based Asset Servicing and Securitization, LLC
1,879,309	5.501%, 12/25/2036	1,332,291
	Discover Card Master Trust
9,500,000	0.879%, 9/15/2015[b]	9,574,385
	Enterprise Fleet Financing, LLC
6,147,113	1.430%, 10/20/2016[a]	6,145,976
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d,e]	2
	First Horizon ABS Trust
776,388	0.365%, 9/25/2029[b,c]	562,330
	First National Master Note Trust
7,500,000	1.579%, 7/15/2015[b]	7,544,505
	Ford Credit Auto Owner Trust
1,333,522	3.960%, 5/15/2013	1,341,416
	Fosse Master Issuer plc
6,500,000	1.650%, 10/18/2054[a,b]	6,490,991
	GE Capital Credit Card Master Note Trust
7,000,000	3.690%, 7/15/2015	7,165,746
	GMAC Mortgage Corporation Loan Trust
1,528,843	0.415%, 8/25/2035[b,c]	946,895
2,331,219	5.750%, 10/25/2036[c]	1,498,722
3,623,235	0.415%, 12/25/2036[b,c]	2,219,460
	Goldman Sachs Alternative Mortgage Products Trust
3,264,448	0.315%, 8/25/2036[b]	2,924,547
	GSAMP Trust
2,964,070	0.415%, 2/25/2036[b]	2,338,788
	Harley-Davidson Motorcycle Trust
991,886	3.190%, 11/15/2013	996,908
	John Deere Owner Trust
3,500,000	3.960%, 5/16/2016	3,569,689
	Mortgage Equity Conversion Asset Trust
6,006,591	0.590%, 1/25/2042[b,d]	5,691,245
5,935,961	0.640%, 2/25/2042[b,d]	5,624,323
	Nissan Auto Receivables Owner Trust
2,214,588	4.280%, 6/16/2014	2,233,062

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Asset-Backed Securities (12.2%) - continued
$6,000,000	4.740%, 8/17/2015	$6,204,636
	Renaissance Home Equity Loan Trust
3,836,390	5.608%, 5/25/2036	2,563,718
1,250,000	5.285%, 1/25/2037	529,170
	Santander Drive Auto Receivables Trust
4,583,951	0.950%, 8/15/2013	4,585,463
	SLM Student Loan Trust
12,000,000	0.323%, 4/27/2020[b]	11,903,496
12,000,000	0.323%, 4/25/2022[b]	11,895,396
7,055,143	0.333%, 4/25/2023[b]	7,031,191
3,872,525	0.635%, 3/25/2025[b]	3,853,603
10,464,961	0.755%, 3/25/2026[b]	10,478,765
	USAA Auto Owner Trust
5,500,000	4.770%, 9/15/2014	5,669,086
	Volkswagen Auto Loan Enhanced Trust
1,899,190	1.310%, 1/20/2014	1,905,271
	Wachovia Asset Securitization, Inc.
1,602,398	0.375%, 7/25/2037[b,c,d]	1,138,372
	Wachovia Student Loan Trust
8,944,282	0.363%, 7/27/2020[b]	8,886,618
	World Financial Network Credit Card
9,000,000	4.600%, 9/15/2015	9,040,833
	World Omni Auto Receivables Trust
3,573,525	1.340%, 12/16/2013	3,582,988
2,000,000	5.120%, 5/15/2014	2,072,050

	Total Asset-Backed Securities	185,505,050

Basic Materials (0.8%)
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,748,985
3,250,000	3.750%, 8/5/2015	3,034,528
	Dow Chemical Company
2,500,000	4.850%, 8/15/2012	2,574,008
2,000,000	2.500%, 2/15/2016	1,967,574
	Noble Group, Ltd.
2,000,000	4.875%, 8/5/2015[a]	1,840,000

	Total Basic Materials	12,165,095

Capital Goods (1.6%)
	Caterpillar Financial Services Corporation
4,000,000	2.050%, 8/1/2016	4,027,844
	Caterpillar, Inc.
4,500,000	1.375%, 5/27/2014	4,530,033
	CRH America, Inc.
2,000,000	4.125%, 1/15/2016	2,013,710
	Danaher Corporation
2,000,000	0.603%, 6/21/2013[b]	2,003,900
	Eaton Corporation
3,000,000	0.679%, 6/16/2014[b]	3,004,860
	Hutchinson Whampoa Finance, Ltd.
3,300,000	4.625%, 9/11/2015[a]	3,435,488
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,900,256

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Capital Goods (1.6%) - continued
	Waste Management, Inc.
$2,350,000	6.375%, 3/11/2015	$2,696,820

	Total Capital Goods	24,612,911

Collateralized Mortgage Obligations (3.5%)
	American Home Mortgage Assets Trust
3,488,793	1.162%, 11/25/2046[b]	1,504,500
	Banc of America Mortgage Securities, Inc.
1,498,443	2.764%, 9/25/2035	1,201,809
	Bear Stearns Adjustable Rate Mortgage Trust
1,909,827	2.560%, 10/25/2035[b]	1,576,783
	Chase Mortgage Finance Corporation
652,224	5.274%, 1/25/2036	61,327
	Countrywide Alternative Loan Trust
1,732,026	5.500%, 11/25/2035	1,649,398
1,228,903	5.500%, 2/25/2036	942,166
2,117,766	6.000%, 1/25/2037	1,449,821
	Countrywide Home Loans, Inc.
2,814,969	2.684%, 3/20/2036	1,357,023
2,664,201	2.776%, 9/20/2036	1,435,450
	Deutsche Alt-A Securities, Inc.
4,380,097	1.012%, 4/25/2047[b]	2,678,802
	Federal National Mortgage Association
11,083,909	2.250%, 6/25/2025	11,343,804
	GSR Mortgage Loan Trust
3,803,630	0.425%, 8/25/2046[b]	3,199,055
	HomeBanc Mortgage Trust
1,999,623	2.203%, 4/25/2037	1,134,978
	Impac CMB Trust
1,082,146	0.755%, 4/25/2035[b]	847,354
766,373	0.555%, 8/25/2035[b]	527,216
	J.P. Morgan Alternative Loan Trust
4,258,696	2.663%, 3/25/2036	2,344,204
	J.P. Morgan Mortgage Trust
403,190	5.567%, 6/25/2036	396,688
638,744	2.814%, 10/25/2036	498,317
	Merrill Lynch Mortgage Investors, Inc.
2,283,534	2.618%, 6/25/2035	1,876,907
	Residential Accredit Loans, Inc.
1,827,959	3.665%, 9/25/2035	1,119,150
	Thornburg Mortgage Securities Trust
1,135,642	0.345%, 11/25/2046[b]	1,130,030
	Wachovia Mortgage Loan Trust, LLC
2,144,242	2.921%, 5/20/2036	1,448,504
	WaMu Mortgage Pass Through Certificates
3,815,691	1.122%, 10/25/2046[b]	2,359,181
3,693,670	1.062%, 12/25/2046[b]	2,142,953
3,887,051	0.982%, 1/25/2047[b]	2,057,055

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	Washington Mutual Alternative Mortgage Pass-Through Certificates
$3,613,649	1.162%, 9/25/2046[b]	$1,398,135
5,321,910	0.992%, 2/25/2047[b]	2,406,286
	Washington Mutual Mortgage Pass-Through Certificates
1,277,757	0.525%, 10/25/2045[b]	981,168
	Wells Fargo Mortgage Backed Securities Trust
575,816	2.731%, 3/25/2036	472,504
1,562,605	2.795%, 3/25/2036	1,254,784

	Total Collateralized Mortgage Obligations	52,795,352

Commercial Mortgage-Backed Securities (7.8%)
	Bank Nederlandse Gemeenten NV
6,500,000	1.500%, 3/28/2014[a]	6,616,682
	Bear Stearns Commercial Mortgage Securities, Inc.
6,186,133	5.613%, 6/11/2050	6,378,541
2,708,595	0.379%, 3/15/2022[b,d]	2,647,427
1,625,280	5.853%, 6/11/2040	1,658,387
2,657,656	5.205%, 2/11/2044	2,673,883
2,000,000	5.331%, 2/11/2044	2,063,196
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,092,403
	Commercial Mortgage Pass-Through Certificates
4,000,000	0.409%, 6/15/2022[b,d]	3,644,160
1,500,000	5.306%, 12/10/2046	1,574,324
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[a]	2,059,060
	Credit Suisse First Boston Mortgage Securities Corporation
6,205,974	4.691%, 4/15/2037	6,303,761
	Credit Suisse Mortgage Capital Certificates
4,000,000	5.467%, 9/15/2039	4,114,172
	Government National Mortgage Association
5,463,410	2.870%, 3/16/2051	5,670,899
10,693,113	2.164%, 3/16/2033	10,884,445
9,697,060	3.214%, 1/16/2040	10,151,794
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	2,990,730
5,500,000	5.224%, 4/10/2037	5,838,888
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,500,000	5.429%, 12/12/2043	6,923,599
	LB-UBS Commercial Mortgage Trust
6,332,037	5.303%, 2/15/2040	6,350,191
2,400,000	6.375%, 9/15/2045	1,974,578
	Morgan Stanley Capital, Inc.
2,400,000	5.406%, 3/15/2044	2,077,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Commercial Mortgage-Backed Securities (7.8%) - continued
$4,261,103	5.774%, 4/12/2049	$4,302,231
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,239,940
	Network Rail Infrastructure Finance plc
9,000,000	1.500%, 1/13/2014[a]	9,176,571
	Wachovia Bank Commercial Mortgage Trust
2,500,000	5.765%, 7/15/2045	2,729,308
	WaMu Commercial Mortgage Securities Trust
209,493	3.830%, 1/25/2035[a]	209,784

	Total Commercial Mortgage-Backed Securities	117,346,267

Communications Services (2.6%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,792,721
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,192,900
	Crown Castle Towers, LLC
3,250,000	4.523%, 1/15/2015[a]	3,409,741
2,500,000	3.214%, 8/15/2015[a]	2,538,020
1,650,000	4.174%, 8/15/2017[a]	1,702,013
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[a]	2,009,956
	Qwest Communications International, Inc.
2,000,000	7.125%, 4/1/2018	1,960,000
	Qwest Corporation
5,000,000	8.875%, 3/15/2012	5,168,750
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[a]	4,751,087
	Telecom Italia Capital SA
4,000,000	4.950%, 9/30/2014	3,853,144
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[a]	950,000
	Time Warner Cable, Inc.
2,400,000	5.400%, 7/2/2012	2,477,177
3,350,000	7.500%, 4/1/2014	3,789,225

	Total Communications Services	38,594,734

Consumer Cyclical (1.4%)
	American Honda Finance Corporation
5,000,000	1.850%, 9/19/2014[a,f]	5,007,435
	Daimler Finance North America, LLC
4,000,000	0.973%, 3/28/2014[a,b]	4,000,400
	Ford Motor Credit Company, LLC
2,750,000	7.000%, 4/15/2015	2,887,500
	Harley-Davidson Financial Services, Inc.
1,250,000	3.875%, 3/15/2016[a]	1,286,351
	KIA Motors Corporation
2,000,000	3.625%, 6/14/2016[a]	1,989,426
	RCI Banque SA
1,500,000	4.600%, 4/12/2016[a]	1,473,129

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Consumer Cyclical (1.4%) - continued
	Volkswagen International Finance NV
$4,000,000	1.875%, 4/1/2014[a,f]	$3,991,004

	Total Consumer Cyclical	20,635,245

Consumer Non-Cyclical (2.1%)
	Altria Group, Inc.
4,000,000	4.125%, 9/11/2015	4,281,072
	Anheuser-Busch InBev Worldwide, Inc.
2,500,000	0.802%, 1/27/2014[b]	2,518,817
	Bunge Limited Finance Corporation
1,500,000	4.100%, 3/15/2016	1,540,580
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[a]	2,326,691
	Celgene Corporation
2,500,000	2.450%, 10/15/2015	2,524,147
	Coca-Cola Enterprises, Inc.
3,000,000	2.000%, 8/19/2016	2,993,325
	Express Scripts, Inc.
2,000,000	3.125%, 5/15/2016	2,019,418
	General Mills, Inc.
2,000,000	0.640%, 5/16/2014[b]	1,994,850
	Kraft Foods, Inc.
2,500,000	4.125%, 2/9/2016	2,662,163
	Lorillard Tobacco Company
2,000,000	3.500%, 8/4/2016	2,002,756
	Quest Diagnostics, Inc.
3,000,000	1.208%, 3/24/2014[b]	3,016,398
	Teva Pharmaceutical Finance III BV
3,000,000	0.853%, 3/21/2014[b]	2,997,414

	Total Consumer Non-Cyclical	30,877,631

Energy (3.0%)
	BP Capital Markets plc
4,000,000	0.937%, 3/11/2014[b]	4,006,268
	Cameron International Corporation
3,000,000	1.257%, 6/2/2014[b]	3,013,560
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014	2,156,078
	CNPC HK Overseas Capital, Ltd.
2,750,000	3.125%, 4/28/2016[a,f]	2,794,151
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,115,348
	Enterprise Products Operating, LLC
4,000,000	3.200%, 2/1/2016	4,086,232
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[a]	2,020,000
	Kinder Morgan Energy Partners, LP
1,250,000	3.500%, 3/1/2016	1,282,453
	Nabors Industries, Inc.
1,000,000	4.625%, 9/15/2021[a]	981,708
	Occidental Petroleum Corporation
3,000,000	1.450%, 12/13/2013	3,035,412
	ONEOK Partners, LP
3,650,000	3.250%, 2/1/2016	3,709,181

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Energy (3.0%) - continued
	Rowan Companies, Inc.
$1,500,000	5.000%, 9/1/2017	$1,554,348
	Schlumberger SA
3,500,000	2.650%, 1/15/2016[a]	3,604,685
	Statoil ASA
3,214,000	5.125%, 4/30/2014[a]	3,547,902
	Transocean, Inc., Convertible
2,900,000	1.500%, 12/15/2037	2,860,125
	Valero Energy Corporation
2,000,000	4.500%, 2/1/2015	2,135,400
650,000	6.125%, 2/1/2020[f]	721,264
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,659,218

	Total Energy	45,283,333

Financials (27.8%)
	Abbey National Treasury Services plc
3,000,000	3.875%, 11/10/2014[a]	2,880,660
	ABN Amro Bank NV
6,500,000	2.023%, 1/30/2014[a,b]	6,192,680
	Achmea Hypotheekbank NV
10,000,000	3.200%, 11/3/2014[a]	10,571,970
	Ally Financial, Inc.
1,750,000	4.500%, 2/11/2014	1,601,250
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	1,957,102
	Banco BTG Pactual SA
4,000,000	4.875%, 7/8/2016[a]	3,860,000
	Banco do Brasil SA
700,000	5.875%, 1/26/2022[a]	666,750
	Bank of America Corporation
3,000,000	1.673%, 1/30/2014[b]	2,717,205
2,000,000	5.625%, 10/14/2016	1,921,984
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[a]	6,265,224
	Bank of Nova Scotia
4,000,000	2.150%, 8/3/2016[a]	4,068,508
	Barclays Bank plc
1,800,000	2.375%, 1/13/2014	1,760,400
6,000,000	2.500%, 9/21/2015[a]	5,952,498
	Barclays Bank plc, Convertible
4,500,000	1.000%, 6/25/2017[g]	4,597,200
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,838,503
2,200,000	4.650%, 7/2/2018	2,307,518
	Berkshire Hathaway Finance Corporation
3,250,000	0.371%, 1/13/2012[b]	3,248,895
3,000,000	2.450%, 12/15/2015	3,073,740
	BNP Paribas Home Loan Covered Bonds SA
8,500,000	2.200%, 11/2/2015[a]	8,257,521
	Caisse centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[a]	4,152,064
	Canadian Imperial Bank of Commerce
6,500,000	0.900%, 9/19/2014[a,f]	6,466,428
	Capital One Financial Corporation
4,000,000	1.400%, 7/15/2014[b]	3,985,720

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Financials (27.8%) - continued
$1,850,000	2.125%, 7/15/2014	$1,831,565
	CDP Financial, Inc.
6,000,000	3.000%, 11/25/2014[a]	6,271,494
	Cie de Financement Foncier
7,500,000	2.250%, 3/7/2014[a]	7,469,557
	Citigroup, Inc.
5,000,000	6.000%, 12/13/2013	5,251,845
4,600,000	1.176%, 4/1/2014[b]	4,403,479
	CME Group Index Services, LLC
3,000,000	4.400%, 3/15/2018[a]	3,242,943
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,222,864
	Commonwealth Bank of Australia
6,700,000	2.500%, 12/10/2012[a]	6,846,475
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3,000,000	2.125%, 10/13/2015	2,993,901
	Credit Agricole Home Loan SFH
6,000,000	1.002%, 7/21/2014[a,b]	5,853,378
	Credit Suisse of New York, Convertible
1,600,000	0.500%, 6/22/2018	1,616,960
	Credit Suisse Securities USA, LLC, Convertible
5,500,000	1.000%, 4/28/2017[g]	5,165,600
	Danske Bank AS
4,500,000	3.875%, 4/14/2016[a]	4,350,550
	Dexia Credit Local SA
9,500,000	2.750%, 4/29/2014[a]	9,354,650
	DnB NOR Boligkreditt
6,500,000	2.900%, 3/29/2016[a]	6,736,060
	Fifth Third Bancorp
550,000	3.625%, 1/25/2016	559,136
	Fifth Third Bank
4,165,000	0.402%, 5/17/2013[b]	4,078,360
	FUEL Trust
2,000,000	4.207%, 4/15/2016[a]	1,992,560
2,300,000	3.984%, 6/15/2016[a]	2,252,027
	GATX Corporation
2,000,000	4.750%, 10/1/2012	2,056,950
2,000,000	4.750%, 5/15/2015	2,119,020
	General Electric Capital Corporation
5,000,000	0.607%, 9/15/2014[b]	4,785,760
4,500,000	2.950%, 5/9/2016	4,509,927
	Goldman Sachs Group, Inc., Convertible
102,940	2.600%, 3/16/2012[a,h]	1,157,560
2,006	0.500%, 3/30/2012[a,i]	1,262,141
97,190	0.250%, 11/9/2012[a,j]	2,346,653
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	1,970,344
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	782,175
	HSBC Bank plc
4,500,000	1.625%, 8/12/2013[a]	4,465,039
6,000,000	1.625%, 7/7/2014[a]	6,026,784
	ING Bank NV
9,500,000	2.500%, 1/14/2016[a]	9,519,760
2,500,000	4.000%, 3/15/2016[a]	2,515,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Financials (27.8%) - continued
	International Lease Finance Corporation
$1,100,000	8.625%, 9/15/2015	$1,091,750
	Irish Life & Permanent plc
8,000,000	3.600%, 1/14/2013[a]	6,842,264
	J.P. Morgan Chase & Company
750,000	3.150%, 7/5/2016	745,129
600,000	4.350%, 8/15/2021[f]	606,303
	Jefferies Group, Inc.
2,000,000	5.125%, 4/13/2018	1,873,008
	JPMorgan Chase & Company
4,000,000	1.119%, 9/30/2013[b]	3,995,468
	JPMorgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,903,599
	KeyCorp
3,000,000	3.750%, 8/13/2015	3,090,474
	Landwirtschaftliche Rentenbank
7,000,000	0.547%, 3/15/2016[a,b]	6,983,809
4,500,000	1.875%, 9/17/2018	4,479,012
	Lehman Brothers Holdings E- Capital Trust I
3,500,000	1.076%, 8/19/2065[b,k]	350
	Lloyds TSB Bank plc
5,500,000	4.375%, 1/12/2015[a]	5,381,250
300,000	6.500%, 9/14/2020[a]	254,933
	MetLife, Inc.
3,500,000	1.519%, 8/6/2013[b]	3,521,886
	Metropolitan Life Global Funding I
2,680,000	5.125%, 4/10/2013[a]	2,812,976
3,250,000	3.650%, 6/14/2018[a]	3,312,397
	MF Global Holdings, Ltd.
1,250,000	6.250%, 8/8/2016[f]	1,180,613
	Morgan Stanley
3,000,000	4.750%, 4/1/2014	2,850,957
2,000,000	4.200%, 11/20/2014	1,955,946
3,500,000	3.800%, 4/29/2016[f]	3,226,755
	National Australia Bank, Ltd.
3,500,000	1.202%, 7/25/2014[a,b]	3,539,441
	National Bank of Canada
3,000,000	1.650%, 1/30/2014[a]	3,047,853
	Nationwide Building Society
4,000,000	4.650%, 2/25/2015[a]	4,037,512
	NCUA Guaranteed Notes
4,149,918	0.591%, 12/7/2020[b]	4,152,276
	Nederlandse Waterschapsbank NV
6,500,000	1.375%, 5/16/2014[a]	6,567,145
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[a]	6,236,736
	Nordea Eiendomskreditt AS
6,000,000	1.875%, 4/7/2014[a]	6,076,704
	Oesterreichische Kontrollbank AG
9,000,000	2.000%, 6/3/2016	9,245,052
	ORIX Corporation
4,000,000	5.000%, 1/12/2016	4,131,844
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,160,755
	ProLogis LP, Convertible
2,000,000	2.250%, 4/1/2037	1,995,000

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Financials (27.8%) - continued
	Prudential Financial, Inc.
$3,000,000	5.100%, 9/20/2014	$3,163,275
2,000,000	6.100%, 6/15/2017	2,179,130
	Rabobank Capital Funding Trust II
1,856,000	5.260%, 12/29/2049[a,l]	1,744,839
	Reinsurance Group of America, Inc.
2,500,000	6.450%, 11/15/2019	2,837,535
	Royal Bank of Canada
6,500,000	3.125%, 4/14/2015[a]	6,896,259
	Santander US Debt SA Unipersonal
1,750,000	2.991%, 10/7/2013[a]	1,681,953
	SLM Corporation
1,500,000	8.000%, 3/25/2020	1,480,795
	Stadshypotek AB
6,000,000	0.919%, 9/30/2013[a,b]	5,992,944
	Standard Chartered plc
2,000,000	3.850%, 4/27/2015[a]	2,048,786
	State Street Capital Trust III
2,000,000	5.337%, 3/15/2042[b,l]	2,000,100
	Sumitomo Mitsui Banking Corporation
4,000,000	1.203%, 7/22/2014[a,b,f]	4,012,952
	Svenske Exportkredit AB
5,000,000	3.250%, 9/16/2014	5,309,685
	Swedbank AB
5,000,000	2.800%, 2/10/2012[a]	5,040,985
	Swedbank Hypotek AB
7,000,000	0.813%, 3/28/2014[a,b]	7,008,911
	Toronto-Dominion Bank
4,000,000	0.432%, 7/26/2013[b]	3,998,984
3,000,000	2.200%, 7/29/2015[a]	3,093,429
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,050,580
	U.S. Central Federal Credit Union
6,500,000	1.900%, 10/19/2012	6,612,989
	UnitedHealth Group, Inc.
2,000,000	5.500%, 11/15/2012	2,099,314
	Vestjysk Bank AS
9,500,000	0.900%, 6/17/2013[a,b]	9,554,558
	Wachovia Corporation
4,000,000	5.250%, 8/1/2014	4,196,460
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[a]	3,638,023
	Westpac Banking Corporation
5,000,000	1.099%, 3/31/2014[a,b]	5,015,945

	Total Financials	420,312,308

Foreign Government (4.3%)
	Corporacion Andina de Fomento
4,500,000	5.750%, 1/12/2017	4,904,419
	European Investment Bank
9,000,000	1.250%, 2/14/2014[f]	9,128,700
	Finland Government International Bond
5,500,000	2.250%, 3/17/2016[a]	5,766,921
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,061,665
	Kommunalbanken AS
7,500,000	2.750%, 5/5/2015[a]	7,934,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Foreign Government (4.3%) - continued
	Korea Housing Finance Corporation
$3,000,000	3.500%, 12/15/2016[a]	$2,986,152
	Kreditanstalt fuer Wiederaufbau
10,000,000	0.240%, 6/17/2013[b]	9,994,750
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,353,125
	Petrobras International Finance Company - Pifco
3,000,000	3.875%, 1/27/2016	2,976,000
	Poland Government International Bond
2,000,000	5.125%, 4/21/2021	1,995,000
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,753,747
575,000	2.650%, 9/22/2021	582,187
	Province of New Brunswick
3,000,000	2.750%, 6/15/2018	3,137,013
	Province of Ontario
5,000,000	1.600%, 9/21/2016[f]	4,988,600

	Total Foreign Government	65,562,942

Mortgage-Backed Securities (2.3%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,564,730	6.500%, 9/1/2037	3,965,167
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
9,500,000	3.000%, 10/1/2026[m]	9,786,482
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,527,891	5.850%, 9/1/2037[b]	4,911,417
2,183,204	5.618%, 10/1/2037[b]	2,363,759
10,500,000	5.500%, 10/1/2041[m]	11,394,138
2,500,000	6.000%, 10/1/2041[m]	2,742,187

	Total Mortgage-Backed Securities	35,163,150

Technology (0.9%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,195,688
	Hewlett-Packard Company
3,000,000	0.719%, 5/30/2014[b]	2,915,001
	Symantec Corporation
1,000,000	2.750%, 9/15/2015	1,013,165
	Texas Instruments, Inc.
3,000,000	0.466%, 5/15/2013[b,f]	3,000,033
2,000,000	2.375%, 5/16/2016	2,050,860
	Xerox Corporation
3,000,000	1.110%, 5/16/2014[b]	2,972,748

	Total Technology	14,147,495

Transportation (0.9%)
	Continental Airlines, Inc.
2,650,000	6.750%, 9/15/2015[a]	2,544,000
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,884,835
	Delta Air Lines, Inc.
1,750,000	6.750%, 5/23/2017	1,601,250

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Transportation (0.9%) - continued
	Erac USA Finance Company
$4,500,000	2.750%, 7/1/2013[a]	$4,552,384
	US Airways Group, Inc.
1,900,000	6.250%, 4/22/2023	1,672,000

	Total Transportation	13,254,469

U.S. Government and Agencies (22.8%)
	FDIC Structured Sale Guaranteed Notes
8,000,000	Zero Coupon, 1/7/2013[a]	7,926,640
	Federal Agricultural Mortgage Corporation
8,000,000	1.250%, 12/6/2013	8,116,648
3,500,000	2.000%, 7/27/2016	3,557,382
	Federal Farm Credit Bank
10,000,000	1.375%, 6/25/2013	10,177,410
19,500,000	0.301%, 9/23/2013[b]	19,483,054
	Federal Home Loan Banks
10,000,000	0.155%, 2/10/2012[b]	10,000,790
10,000,000	0.320%, 9/16/2013[b]	9,994,080
	Federal Home Loan Mortgage Corporation
13,500,000	0.375%, 10/30/2013	13,479,102
	Federal National Mortgage Association
7,000,000	5.125%, 1/2/2014	7,647,507
11,600,000	0.625%, 10/30/2014[f]	11,569,527
10,500,000	1.250%, 9/28/2016	10,480,344
	U.S. Treasury Bonds
8,375,000	4.375%, 5/15/2041	10,819,495
	U.S. Treasury Notes
8,500,000	0.625%, 12/31/2012	8,544,821
12,000,000	1.500%, 12/31/2013	12,317,808
25,800,000	2.250%, 5/31/2014	27,057,750
52,550,000	0.750%, 6/15/2014	53,059,104
14,500,000	2.375%, 9/30/2014	15,334,881
41,750,000	2.000%, 1/31/2016	43,896,201
7,500,000	1.500%, 6/30/2016	7,706,850
1,875,000	2.750%, 2/28/2018	2,043,311
8,250,000	2.375%, 6/30/2018	8,775,938
	U.S. Treasury Notes, TIPS
11,354,399	2.500%, 7/15/2016	13,049,577
10,686,406	1.875%, 7/15/2019	12,300,224
15,491,100	1.125%, 1/15/2021	16,908,288

	Total U.S. Government and Agencies	344,246,732

Utilities (0.9%)
	CMS Energy Corporation
2,000,000	4.250%, 9/30/2015	1,967,758
	Commonwealth Edison Company
3,300,000	1.625%, 1/15/2014	3,322,638
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,859,620
	Oncor Electric Delivery Company, LLC
2,700,000	5.750%, 9/30/2020	3,091,427
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	837,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Utilities (0.9%) - continued
	Power Receivables Finance, LLC
$62,166	6.290%, 1/1/2012[d]	$62,227
	Virginia Electric & Power Company
1,360,000	5.100%, 11/30/2012	1,424,796

	Total Utilities	13,565,708

	Total Long-Term Fixed Income (cost $1,447,654,804)	1,434,068,422

Shares	Mutual Funds (1.2%)	Value
Fixed Income Mutual Funds (1.2%)
4,208,125	Thrivent High Yield Fund	18,768,239

	Total Fixed Income Mutual Funds	18,768,239

	Total Mutual Funds (cost $15,500,000)	18,768,239

Shares	Preferred Stock (0.4%)	Value
Financials (0.4%)
40,000	CalEnergy Capital Trust III, Convertible, 6.500%	2,000,000
18,750	Citigroup, Inc., Convertible, 7.500%	1,493,062
148,505	Federal National Mortgage Association, 8.250%[l,n]	282,160
66,000	HSBC Holdings plc, 8.000%[l]	1,678,380

	Total Financials	5,453,602

	Total Preferred Stock (cost $8,714,280)	5,453,602

Contracts	Options Purchased (<0.1%)	Value
500	Put on 10-Yr. U.S. Treasury Bond Futures $128.50, expires 10/22/2011	$156,250

	Total Options Purchased (cost $290,562)	156,250

Shares	Collateral Held for Securities Loaned (2.8%)	Value
42,585,150	Thrivent Financial Securities Lending Trust	42,585,150

	Total Collateral Held for Securities Loaned (cost $42,585,150)	42,585,150

Principal Amount	Short-Term Investments (4.4%)[o]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.010%, 10/11/2011[p]	4,999,986
5,000,000	0.010%, 10/26/2011[p]	4,999,965
15,000,000	0.025%, 11/16/2011[p]	14,999,521
6,000,000	0.025%, 11/18/2011[p]	5,999,800

Principal Amount	Short-Term Investments (4.4%)[o]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.010%, 10/24/2011[p]	$4,999,968
5,000,000	0.035%, 11/14/2011[p]	4,999,786
5,000,000	0.024%, 11/28/2011[p]	4,999,807
5,000,000	0.030%, 12/6/2011[p]	4,999,725
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 12/21/2011[p]	4,999,775
7,000,000	0.020%, 12/28/2011[p]	6,999,658
2,800,000	0.105%, 2/22/2012[p,q]	2,798,844

	Total Short-Term Investments (at amortized cost)	65,796,835

	Total Investments (cost $1,580,541,631) 103.7%	$1,566,828,498

	Other Assets and Liabilities, Net (3.7%)	(55,546,944)

	Total Net Assets 100.0%	$1,511,281,554

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $384,361,280 or 25.4% of total net assets.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c	All or a portion of the security is insured or guaranteed.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,708,595
Commercial Mortgage Pass- Through Certificates	5/2/2007	4,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust	2/14/2007	5,935,961
Mortgage Equity Conversion Asset Trust	1/18/2007	6,006,591
Power Receivables Finance, LLC	9/30/2003	62,148
Wachovia Asset Securitization, Inc.	3/16/2007	1,602,398

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
h	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of RadioShack Corporation.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Kubota Corporation.
j	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
k	In bankruptcy. Interest is not being accrued.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
q	At September 30, 2011, $2,798,844 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,909,729
Gross unrealized depreciation	(47,622,862)

Net unrealized appreciation (depreciation)	$(13,713,133)

Cost for federal income tax purposes	$1,580,541,631

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	185,505,050	–	174,189,482	11,315,568
Basic Materials	12,165,095	–	12,165,095	–
Capital Goods	24,612,911	–	24,612,911	–
Collateralized Mortgage Obligations	52,795,352	–	52,795,352	–
Commercial Mortgage-Backed
Securities	117,346,267	–	117,346,267	–
Communications Services	38,594,734	–	38,594,734	–
Consumer Cyclical	20,635,245	–	20,635,245	–
Consumer Non-Cyclical	30,877,631	–	30,877,631	–
Energy	45,283,333	–	45,283,333	–
Financials	420,312,308	–	404,166,194	16,146,114
Foreign Government	65,562,942	–	65,562,942	–
Mortgage-Backed Securities	35,163,150	–	35,163,150	–
Technology	14,147,495	–	14,147,495	–
Transportation	13,254,469	–	13,254,469	–
U.S. Government and Agencies	344,246,732	–	344,246,732	–
Utilities	13,565,708	–	13,565,708	–
Mutual Funds
Fixed Income Mutual Funds	18,768,239	18,768,239	–	–
Preferred Stock
Financials	5,453,602	3,453,602	2,000,000	–
Options Purchased	156,250	156,250	–	–
Collateral Held for Securities Loaned	42,585,150	42,585,150	–	–
Short-Term Investments	65,796,835	–	65,796,835	–

Total	$1,566,828,498	$64,963,241	$1,474,403,575	$27,461,682

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	69,583	69,583	–	–
Credit Default Swaps	3,010,990	–	3,010,990	–

Total Asset Derivatives	$3,080,573	$69,583	$3,010,990	$–

Liability Derivatives
Futures Contracts	187,234	187,234	–	–

Total Liability Derivatives	$187,234	$187,234	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio as discussed in item 2(A) of the Notes to Financial Statements.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income
Asset-Backed Securities	13,112,902	–	(6,139)	–	(652,823)	–	(1,138,372)	11,315,568
Financials	18,030,517	24,783	(1,565,347)	7,238,428	(3,429,991)	–	(4,152,276)	16,146,114
Transportation	11,511,420	753,355	(939,701)	–	(11,325,074)	–	–	–
U.S. Government and Agencies	6,714,931	3,638	–	–	(6,718,569)	–	–	–

Total	$49,369,770	$781,776	($2,511,187)	$7,238,428	($22,126,457)	$ –	($5,290,648)	$27,461,682

*	Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on September 30, 2011 of ($1,494,645).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	December 2011	($12,123,895)	($12,111,173)	$12,722
5-Yr. U.S. Treasury Bond Futures	(1,865)	December 2011	(228,471,377)	(228,433,368)	38,009
10-Yr. U.S. Treasury Bond Futures	(425)	December 2011	(55,102,610)	(55,289,844)	(187,234)
20-Yr. U.S. Treasury Bond Futures	5	December 2011	694,273	713,125	18,852
Total Futures Contracts					($117,651)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 16, 5 Year, at 5.00%; Bank of America	Buy	6/20/2016	$23,500,000	$424,675	$2,176,338	$2,601,013
CDX IG, Series 16, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2016	23,500,000	41,126	368,851	409,977
Total Credit Default Swaps					$2,545,189	$3,010,990

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
High Yield Fund	$20,367,326	$–	$–	4,208,125	$18,768,239	$1,186,817
Thrivent Financial Securities Lending Trust	10,590,250	437,340,483	405,345,583	42,585,150	42,585,150	24,708
Total Value and Income Earned	30,957,576				61,353,389	1,211,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (104.2%)	Value
Asset-Backed Securities (8.3%)
	Carrington Mortgage Loan Trust
$200,000	0.385%, 8/25/2036[a]	$64,195
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	102,600
	Credit Based Asset Servicing and Securitization, LLC
125,287	5.501%, 12/25/2036	88,819
	First Horizon ABS Trust
466,697	0.365%, 10/25/2026[a,b]	337,362
825,471	0.395%, 10/25/2034[a,b]	514,320
	GMAC Mortgage Corporation Loan Trust
1,019,229	0.415%, 8/25/2035[a,b]	631,263
	Goldman Sachs Alternative Mortgage Products Trust
324,821	0.315%, 8/25/2036[a]	291,000
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	79,936
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	104,885
200,000	5.285%, 1/25/2037	84,667
	Wachovia Asset Securitization, Inc.
640,959	0.375%, 7/25/2037[a,b,c]	455,349

	Total Asset-Backed Securities	2,754,396

Collateralized Mortgage Obligations (12.0%)
	Banc of America Mortgage Securities, Inc.
428,127	2.764%, 9/25/2035	343,374
	CitiMortgage Alternative Loan Trust
232,259	5.750%, 4/25/2037	161,525
	Countrywide Alternative Loan Trust
126,346	5.500%, 10/25/2035	115,713
122,890	5.500%, 2/25/2036	94,217
169,421	6.000%, 1/25/2037	115,986
	Credit Suisse First Boston Mortgage Securities Corporation
29,151	0.975%, 5/25/2034[a]	25,104
	Federal National Mortgage Association
415,647	2.250%, 6/25/2025	425,393
	GSAA Home Equity Trust
14,095	4.316%, 11/25/2034	14,089
	GSR Mortgage Loan Trust
65,442	0.425%, 8/25/2046[a]	55,040
	Impac CMB Trust
360,715	0.755%, 4/25/2035[a]	282,451
63,938	0.555%, 8/25/2035[a]	43,985
	J.P. Morgan Alternative Loan Trust
12,609	0.305%, 11/25/2036[a]	12,283
	J.P. Morgan Mortgage Trust
179,119	6.500%, 1/25/2035	175,162
38,399	5.567%, 6/25/2036	37,780
86,753	2.814%, 10/25/2036	67,680

Principal Amount	Long-Term Fixed Income (104.2%)	Value
Collateralized Mortgage Obligations (12.0%) - continued
	MASTR Alternative Loans Trust
$244,646	6.500%, 5/25/2034	$253,727
	Merrill Lynch Mortgage Investors, Inc.
653,921	2.618%, 6/25/2035	537,478
	MLCC Mortgage Investors, Inc.
197,895	0.565%, 8/25/2029[a]	171,636
	Residential Accredit Loans, Inc.
151,112	5.500%, 12/25/2034	152,847
205,645	3.665%, 9/25/2035	125,904
	WaMu Mortgage Pass Through Certificates
110,367	5.932%, 10/25/2036	95,707
64,621	2.567%, 8/25/2046	49,967
	Wells Fargo Mortgage Backed Securities Trust
414,587	2.731%, 3/25/2036	340,202
124,350	2.745%, 4/25/2036	108,915
127,709	6.000%, 7/25/2037	120,760

	Total Collateralized Mortgage Obligations	3,926,925

Commercial Mortgage-Backed Securities (7.6%)
	Banc of America Commercial Mortgage, Inc.
75,000	5.831%, 4/10/2049	63,549
	Bear Stearns Commercial Mortgage Securities, Inc.
48,759	5.853%, 6/11/2040	49,752
	Commercial Mortgage Pass- Through Certificates
250,000	5.306%, 12/10/2046	262,387
	Government National Mortgage Association
291,630	2.164%, 3/16/2033	296,848
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	318,727
226,495	5.303%, 2/15/2040	227,144
100,000	5.866%, 9/15/2045	107,261
	Morgan Stanley Capital I
100,000	3.224%, 7/15/2049[d]	101,343
	Wachovia Bank Commercial Mortgage Trust
1,250,000	0.349%, 9/15/2021[a,c]	1,096,093

	Total Commercial Mortgage-Backed Securities	2,523,104

Mortgage-Backed Securities (72.7%)
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
131,471	5.500%, 9/1/2024	143,713
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,000,000	5.000%, 10/1/2041[d]	3,216,564
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,000,000	3.000%, 10/1/2026[d]	7,211,092

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (104.2%)	Value
Mortgage-Backed Securities (72.7%) - continued
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
$835,569	6.000%, 8/1/2024	$928,723
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,250,000	4.500%, 10/1/2041[d]	9,812,224
2,500,000	5.500%, 10/1/2041[d]	2,712,890

	Total Mortgage-Backed Securities	24,025,206

U.S. Government and Agencies (3.6%)
	U.S. Treasury Notes
1,125,000	2.250%, 7/31/2018	1,187,226

	Total U.S. Government and Agencies	1,187,226

	Total Long-Term Fixed Income (cost $35,736,366)	34,416,857

Contracts	Options Purchased (<0.1%)	Value
	Put on 10-Yr. U.S. Treasury Bond Futures
10	$128.50, expires 10/22/2011	$3,125

	Total Options Purchased (cost $5,811)	3,125

Principal Amount	Short-Term Investments (60.8%)[e]	Value
	Federal Home Loan Bank Discount Notes
17,000,000	0.010%, 10/26/2011[f]	16,999,882
3,000,000	0.010%, 11/4/2011[f]	2,999,971
	Federal National Mortgage Association Discount Notes
100,000	0.090%, 2/22/2012[f,g]	99,964

	Total Short-Term Investments (at amortized cost)	20,099,817

	Total Investments (cost $55,841,994) 165.0%	$54,519,799

	Other Assets and Liabilities, Net (65.0%)	(21,485,144)

	Total Net Assets 100.0%	$33,034,655

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
b	All or a portion of the security is insured or guaranteed.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$640,959
Wachovia Bank Commercial Mortgage Trust	2/28/2007	$1,250,104

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At September 30, 2011, $99,964 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$476,767
Gross unrealized depreciation	(1,798,962)

Net unrealized appreciation (depreciation)	$(1,322,195)

Cost for federal income tax purposes	$55,841,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Mortgage Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,754,396	–	2,754,396	–
Collateralized Mortgage Obligations	3,926,925	–	3,926,925	–
Commercial Mortgage-Backed Securities	2,523,104	–	2,523,104	–
Mortgage-Backed Securities	24,025,206	–	24,025,206	–
U.S. Government and Agencies	1,187,226	–	1,187,226	–
Options Purchased	3,125	3,125	–	–
Short-Term Investments	20,099,817	–	20,099,817	–

Total	$54,519,799	$3,125	$54,516,674	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,563	2,563	–	–

Total Asset Derivatives	$2,563	$2,563	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Mortgage Securities Portfolio.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income
Asset-Backed Securities	547,964	–	(2,956)	–	(89,659)	–	(455,349)	–

Total	$547,964	$–	($2,956)	$–	($89,659)	$–	($455,349)	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	December 2011	$647,1906	$650,469	$2,563
Total Futures Contracts					$2,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

Money Market Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Asset Backed Commercial Paper (24.5%)[a]	Value
	Argento Variable Funding Company, LLC
$4,000,000	0.220%, 10/6/2011[b,c]	$3,999,878
	Dealers Capital Access
1,780,000	0.420%, 10/26/2011[b]	1,779,481
1,780,000	0.440%, 11/22/2011[b]	1,778,869
950,000	0.460%, 12/12/2011[b]	949,126
800,000	0.490%, 12/29/2011[b]	799,031
	Golden Funding Corporation
1,500,000	0.190%, 10/4/2011[b,c]	1,499,976
	Jupiter Securitization Company, LLC
4,640,000	0.030%, 10/3/2011[b,c]	4,639,992
1,770,000	0.210%, 12/20/2011[b,c]	1,769,174
	Kells Funding, LLC
2,450,000	0.420%, 1/17/2012[b,c]	2,446,913
1,840,000	0.410%, 1/25/2012[b,c]	1,837,569
	Liberty Street Funding, LLC
1,850,000	0.230%, 11/9/2011[b,c]	1,849,539
1,800,000	0.250%, 12/27/2011[b,c]	1,798,913
	Nieuw Amsterdam Receivables Corporation
1,850,000	0.450%, 2/14/2012[b]	1,846,855
	Straight-A Funding, LLC
1,760,000	0.500%, 10/5/2011[b,c]	1,759,902
1,600,000	0.200%, 10/18/2011[b,c]	1,599,849
3,500,000	0.600%, 10/26/2011[b,c]	3,498,541
1,760,000	0.600%, 10/27/2011[b,c]	1,759,237
	Sydney Capital Corporation
1,945,000	0.370%, 11/14/2011[b,c]	1,944,121
1,810,000	0.350%, 12/12/2011[b,c]	1,808,733
1,820,000	0.350%, 12/14/2011[b,c]	1,818,691
	Thunder Bay Funding, Inc.
1,900,000	0.260%, 12/9/2011[b,c]	1,899,053

	Total Asset Backed Commercial Paper	43,083,443

Principal Amount	Financial Company Commercial Paper (24.7%)[a]	Value
	AllianceBernstein, LP
5,000,000	0.120%, 10/3/2011[c]	4,999,967
	Bank of Nova Scotia
1,890,000	0.240%, 12/12/2011	1,890,000
1,890,000	0.300%, 2/10/2012	1,890,000
	Bank of Nova Scotia/Houston
780,000	0.318%, 6/11/2012[d]	780,000
1,580,000	0.537%, 9/12/2012[d]	1,582,082
	Barclays Bank plc
1,570,000	1.131%, 3/5/2012[b,c,d]	1,575,515
1,455,000	0.519%, 4/10/2012[b,c,d]	1,457,011
	BNP Paribas Finance, Inc.
1,550,000	0.390%, 11/23/2011[b]	1,549,110
	General Electric Capital Corporation
910,000	0.634%, 2/15/2012[b]	928,105
1,600,000	0.457%, 6/12/2012[b,d]	1,600,031
1,375,000	0.666%, 6/15/2012[b]	1,427,545
1,600,000	0.422%, 7/27/2012[b,d]	1,602,268
	J.P. Morgan Chase & Company
1,770,000	0.388%, 2/22/2012[d]	1,770,527
	J.P. Morgan Chase Bank NA
795,000	0.280%, 5/18/2012[d]	795,000
	Rabobank Nederland NV/NY
1,800,000	0.302%, 12/6/2011[b,d]	1,800,000

Principal Amount	Financial Company Commercial Paper (24.7%)[a]	Value
	Rabobank USA Financial Corporation
$1,810,000	0.320%, 12/14/2011[b]	$1,808,809
	Royal Bank of Canada
1,820,000	0.330%, 12/2/2011[d]	1,820,157
1,570,000	0.275%, 4/5/2012[d]	1,570,008
1,550,000	0.256%, 7/9/2012[d]	1,550,000
	Toronto-Dominion Bank NY
900,000	0.307%, 10/28/2011[d]	900,000
850,000	0.305%, 1/12/2012[d]	850,000
1,890,000	0.300%, 2/10/2012	1,890,000
	Toronto-Dominion Holdings USA, Inc.
1,810,000	0.230%, 12/30/2011[b,c]	1,808,959
	Wells Fargo & Company
1,700,000	0.343%, 1/24/2012[d]	1,700,394
	Westpac Banking Corporation
780,000	0.407%, 1/10/2012[c,d]	780,059
1,810,000	0.470%, 3/16/2012[c]	1,806,054
	Westpac Banking Corporation of New York
1,800,000	0.619%, 12/30/2011[d]	1,801,239

	Total Financial Company Commercial Paper	43,932,840

Principal Amount	Government Agency Debt (14.0%)[a]	Value
	Federal Farm Credit Bank
900,000	0.180%, 8/8/2012[b,d]	899,907
	Federal Home Loan Banks
2,000,000	0.190%, 3/20/2012[b,d]	1,999,902
1,570,000	0.210%, 1/25/2013[b,d]	1,570,104
	Federal Home Loan Mortgage Corporation
2,100,000	0.181%, 12/21/2011[b,d]	2,099,755
2,000,000	0.080%, 1/25/2012[b,d]	1,998,490
1,130,000	0.220%, 10/12/2012[b,d]	1,130,711
930,000	0.290%, 9/3/2013[b,d]	929,631
	Federal National Mortgage Association
3,570,000	0.290%, 9/13/2012[b,d]	3,572,664
2,000,000	0.260%, 9/17/2012[b,d]	2,000,000
900,000	0.260%, 11/23/2012[b,d]	899,796
	Overseas Private Investment Corporation
575,000	0.503%, 12/9/2011[b]	599,495
2,170,000	0.650%, 12/9/2011[b]	2,170,000
	U.S. Central Federal Credit Union
4,750,000	0.250%, 10/19/2011[b,d]	4,750,000

	Total Government Agency Debt	24,620,455

Shares	Investment Company (5.0%)	Value
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.020%	15,000
	BlackRock Cash Funds
4,808,000	0.150%	4,808,000
	Dreyfus Institutional Cash Advantage Fund
3,780,000	0.080%	3,780,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Money Market Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Investment Company (5.0%)	Value
	DWS Money Market Series
$150,021	0.070%	$150,020

	Total Investment Company	8,753,020

Principal Amount	Other Commercial Paper (11.8%)[a]	Value
	Caisse D’Amortissement de la Dette Sociale
1,880,000	0.420%, 11/28/2011[b,c]	1,878,728
1,855,000	0.450%, 12/1/2011[b,c]	1,853,585
1,600,000	0.341%, 6/22/2012[b,c,d]	1,600,000
	Erste Abwicklungsanstalt
1,840,000	0.270%, 10/5/2011[b]	1,839,945
1,550,000	0.250%, 10/11/2011[b]	1,549,892
1,890,000	0.430%, 11/29/2011[b]	1,888,668
	Georgia Transmission Corporation
1,780,000	0.250%, 12/16/2011[c]	1,779,061
	Nestle Capital Corporation
1,000,000	0.210%, 2/6/2012[b]	999,253
	Reckitt Benckiser Treasury Services plc
1,850,000	0.460%, 3/8/2012[b]	1,846,241
1,810,000	0.470%, 3/14/2012[b]	1,806,101
	Toyota Motor Credit Corporation
1,820,000	0.290%, 12/28/2011	1,818,710
1,850,000	0.420%, 2/27/2012	1,846,784

	Total Other Commercial Paper	20,706,968

Principal Amount	Other Municipal Debt (5.4%)[a]	Value
	Alaska Housing Finance Corporation
1,915,000	0.350%, 11/9/2011	1,914,274
1,930,000	0.300%, 11/10/2011	1,929,356
1,915,000	0.350%, 11/14/2011	1,914,181
	County of Hamilton
890,000	0.500%, 11/1/2011[b]	890,000
	State of Wisconsin
1,575,000	0.250%, 4/10/2012	1,575,000
1,250,000	0.250%, 4/19/2012	1,250,000

	Total Other Municipal Debt	9,472,811

Principal Amount	Variable Rate Demand Note (11.4%)[a]	Value
	Andrew W. Mellon Foundation
2,230,000	0.200%, 10/7/2011[d]	2,230,000
	Denver, Colorado Airport System Revenue Bonds
5,200,000	0.150%, 10/7/2011[b,d]	5,200,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
1,600,000	0.160%, 10/3/2011[b,d]	1,600,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
1,910,000	0.140%, 10/7/2011[b,d]	1,910,000

Principal Amount	Variable Rate Demand Note (11.4%)[a]	Value
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
$2,000,000	0.180%, 10/7/2011[b,d]	$2,000,000
	Overseas Private Investment Corporation
1,982,758	0.080%, 10/5/2011[b,d]	1,982,758
	Pitney Road Partners, LLC
1,400,000	0.280%, 10/7/2011[b,c,d]	1,400,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
2,050,000	0.120%, 10/7/2011[b,d]	2,050,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc.
1,565,000	0.160%, 10/3/2011[b,d]	1,565,000

	Total Variable Rate Demand Note	19,937,758

	Total Investments (at amortized cost) 96.8%	$170,507,295

	Other Assets and Liabilities, Net 3.2%	5,629,982

	Total Net Assets 100.0%	$176,137,277

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $56,869,020 or 32.3% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.

Cost for federal income tax purpose	$170,507,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Money Market Portfolio

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	43,083,443	–	43,083,443	–
Financial Company Commercial Paper	43,932,840	–	43,932,840	–
Government Agency Debt	29,952,768	–	29,952,768	–
Investment Company	8,753,020	8,753,020	–	–
Other Commercial Paper	15,374,655	–	15,374,655	–
Other Municipal Debt	9,472,811	–	9,472,811	–
Variable Rate Demand Note	19,937,758	–	19,937,758	–

Total	$170,507,295	$8,753,020	$161,754,275	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

Notes to Schedule of Investments

As of September 30, 2011

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures designated to help maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, these Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an

193

Notes to Schedule of Investments

As of September 30, 2011

(unaudited)

unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty does not buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the

Portfolio’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolio’s Schedule of Investments for additional information.

194

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 28, 2011	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2011	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 28, 2011	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer